Registration No. 333-175768
811-22589
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 14
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 27
Principal National Life Insurance Company Variable Life Separate Account
(Exact Name of Registrant)
Principal National Life Insurance Company
(Name of Depositor)
Principal Financial Group, 711 High Street, Des Moines, Iowa 50392
(Address of Depositor’s Principal Executive Offices)
(515) 246-5688
(Depositor’s Telephone Number, including Area Code)

Doug Hodgson
Principal National Life Insurance Company
Principal Financial Group
Des Moines, Iowa 50392-0300
Telephone Number, Including Area Code: (515) 362-2384
(Name and Address of Agent for Service)

Principal Variable Universal Life Income III
(Title of Securities Being Registered)

It is proposed that this filing will become effective (check appropriate box)
    _____    immediately upon filing pursuant to paragraph (b) of Rule 485
    _XX__    on May 1, 2022 pursuant to paragraph (b) of Rule 485
    _____    on (date) pursuant to paragraph (a)(1) of Rule 485
    _____    on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
    _____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

PRINCIPAL® VARIABLE UNIVERSAL LIFE INCOME III

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY

Issued by Principal National Life Insurance Company (the “Company”) through its

Principal National Life Insurance Company Variable Life Separate Account

This prospectus is dated May 1, 2022.

This prospectus, also known as the statutory prospectus, is only for the use of current Policy Owners. It provides information about the Policy. Information about the Underlying Funds available as investment options under the Policy is contained in their respective current prospectuses, which you should read carefully.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved this security or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the SEC's staff and is available at Investor.gov.

GLOSSARY

Adjustment – change to your Policy resulting from an increase or decrease in Face Amount or a change in: tobacco status; death benefit option; risk classification or riders.
Adjustment Date – the Monthly Date on or next following the Company’s approval of a requested Adjustment.
Attained Age – the Insured’s age on the birthday nearest to the Policy Date, plus the number of complete Policy Years that have elapsed since the Policy Date.
Business Day – any date that the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.
Company (and we, us, our) – Principal National Life Insurance Company.
Data Pages - the pages of the policy which contain information specific to you, to the Insured and the Policy. Current or revised Data Pages may be sent to you from time to time which reflect the current status of your Policy.
Death Benefit Guarantee Premium Requirement – the amount of premium required to be paid in order to maintain the protections of the Death Benefit Guarantee Rider.
Division – a part of the Separate Account which invests in shares of a corresponding Underlying Fund. The "Money Market Division" refers to the Fidelity VIP Government Money Market Division.
Dollar Cost Averaging (DCA) – a program in which premiums are systematically transferred from one account or Division, typically the Fixed Account or Money Market Division, into other Division(s).
DCA (Dollar Cost Averaging) Duration – the length of time over which the entire Fixed DCA Account value is transferred to the Fixed Account and/or Divisions.
Effective Date – the date on which all requirements for issuance of a Policy have been satisfied.
Face Amount – the amount used to determine the death benefit.
Fixed Account – the portion of the Policy Value that is held in our general account.
Fixed DCA (Dollar Cost Averaging) Account – a Fixed Account to which Net Premiums may be allocated and from which a portion of the Policy Value is transferred on a monthly basis over the DCA Duration.
Home Office – the address shown on your Policy cover page or such other address we provide.
Insured – the person named as the “insured” on the Data Pages.
Loan Account – portion of the Policy Value that reflects the Loan Indebtedness (if you have taken out a loan).
Loan Indebtedness – the amount of any outstanding policy loan(s) and unpaid loan interest.
May 16, 2015 Modifications – Policy terms and conditions described in this prospectus for Policies with a Policy Date on or after May 16, 2015, which include: changes to Transaction Fees and Periodic Charges described in "Summary: Fee Tables;" changes to the Premium Expense Charge, Asset Based Charge, and Monthly Policy Issue Charge described in "Charges and Deductions;" changes to the availability of the Return of Cost of Insurance Rider; and the addition of the Account Value Enhancement.
For Policies with a Policy Date on or after May 16, 2015, we will apply the foregoing terms and conditions only in states where all May 16, 2015 Modifications have been approved; in states where all May 16, 2015 Modifications have not been approved, we will apply the terms and conditions in effect for Policies with a Policy Date before May 16, 2015.
Monthly Date – the day of the month which is the same day as the Policy Date.For example, if the Policy Date is September 5, 2007, the first Monthly Date is October 5, 2007.
Monthly Policy Charge – the amount subtracted from the Policy Value on each Monthly Date.
Net Amount at Risk – the amount upon which cost of insurance charges are based, computed as follows:
•the death benefit at the beginning of the policy month, divided by 1.0016516; minus
•the Policy Value at the beginning of the policy month calculated as if the Monthly Policy Charge was zero.

Net Premium – the gross premium paid less the deductions for the Premium Expense Charge. It is the amount of premium allocated to the Divisions, Fixed Account and/or Fixed DCA Account.
Net Surrender Value – Surrender Value minus any Loan Indebtedness.
No-Lapse Guarantee Monthly Premium – a premium which is required to be paid in order to guarantee the Policy will not terminate in the first ten years.
Owner – the person, including joint Owner, who owns all the rights and privileges of this Policy.
Planned Periodic Premium – the premium in the amount and frequency you plan to pay.
Policy Date – the date from which Monthly Dates, Policy Years and policy anniversaries are determined.
Policy Maturity Date – the date to which the Policy will stay in force, unless the death of the Insured occurs prior to that date, so long as all requirements outlined in the Policy are satisfied. The Policy Maturity Date is shown on the Data Pages.
Policy Value – the sum of the values in the Divisions, the Fixed Account, the Fixed DCA Account, and the Loan Account.
Policy Year – the one-year period beginning on the Policy Date and ending one day before the Policy anniversary and each subsequent one year period beginning on a Policy anniversary. For example, if the Policy Date is November 21, 2008, the first Policy Year ends on November 20, 2009.
Premium Expense Charge – the charge deducted from premium payments to cover a sales charge and state, local and federal tax payments.
Prorated Basis – the proportion that the value of a particular Division, the Fixed Account or the Fixed DCA Account bears to the total value of all Divisions, the Fixed Account and the Fixed DCA Account.
Separate Account – the Principal National Life Insurance Company Variable Life Separate Account, an account established by us which has Divisions to which Net Premiums may be allocated under the Policy.
Surrender Value – Policy Value minus any surrender charge.
Target Premium – a premium amount which is used to determine the Premium Expense Charge under a Policy. The Target Premium is not required to be paid and can be calculated by using the rates in Appendix C.
Underlying Fund – a registered open-end investment company, or a separate investment account or portfolio thereof, in which a Division invests.
Unit – the accounting measure used to calculate the value of each Division.
Valuation Period – the period begins at the close of normal trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. E.T. on each Business Day, and ends at the close of normal trading of the NYSE on the next Business Day.
Written Request – actual delivery to the Company at our Home Office of a written notice or request, signed and dated, on a form we supply or approve, or in such other form and substance that is acceptable to us. In states where permitted, we will require you to use the form(s) we provide for certain Written Requests, along with required supporting documentation, including, for example, for a policy surrender, a change of beneficiary, or a request to adjust your Policy. Written Requests may be mailed to us at:
Principal National Life Insurance Company
P.O. Box 10431
Des Moines, Iowa 50306-0431
Phone: 1-800-247-9988
Fax: 1-866-885-0390
you, your – the Owner of the Policy.

KEY INFORMATION
Important Information You Should Consider about the Policy

FEES AND EXPENSES				Location in Statutory Prospectus
Charges for Early Withdrawals
Guaranteed Maximum: $56.93 per $1,000 of Face Amount (5.69%)
"Face Amount" refers to the amount used to determine the death benefit. If you fully surrender your Policy within ten years of the Policy Date shown on your Data Pages or a Face Amount increase, a surrender charge is imposed. For example, if you make an early withdrawal, you could pay a maximum surrender charge of up to $5,693 on a Policy with a Face Amount of $100,000. Surrender charges decline over time.
SUMMARY: FEE TABLES - Transaction Fees
Transaction Charges	In addition to surrender charges, you may also be charged for other transactions, including a sales charge and taxes assessed on each premium paid, transfer fees for unscheduled Division transfers, and illustration fees.			SUMMARY: FEE TABLES - Transaction Fees
Ongoing Fees and Expenses
In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits under the Policy. Such fees and expenses are set based on the characteristics of the Insured (e.g., age, sex, and rating classification). You should view the Data Pages for rates applicable to you. "Data Pages" are the pages of the policy which contain information specific to you, to the Insured and the Policy. Current or revised Data Pages may be sent to you from time to time.
SUMMARY: FEE TABLES - Transaction Fees and Periodic Charges Other Than Annual Underlying Fund Expenses
	Investors will also bear expenses associated with the Underlying Fund Companies, as shown in the following table:			SUMMARY: FEE TABLES - Annual Underlying Fund Expenses
	Annual Fee	Minimum	Maximum
	Investment Options (Underlying Fund Fees and Expenses)	0.24%	1.34%

RISKS		Location in Statutory Prospectus
Risk of Loss	You can lose money by investing in a Policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Risk of Loss; Not a Short Term Investment
Not a Short-Term Investment	The Policy is not a short-term investment and is not appropriate for an investor that needs ready access to cash. If you take a withdrawal, any surrender charge will reduce the value of your Policy.
Risks of Underlying Funds	An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Underlying Funds. Each Underlying Fund has its own unique risks. A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. You should review these investment options before making an investment decision..	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Risks of Underlying Funds
Insurance Company Risks	An investment in the Policy is subject to the risks related to the Company. Any obligations (including under the Fixed Accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available at https://investors.principal.com/investor-relations/our-business/credit-ratings/default.aspx.	GENERAL DESCRIPTION OF THE POLICY - General Account
Contract Lapse	When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. Poor investment performance, partial surrenders, or policy loans may increase the risk of lapse. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Policy Termination (Lapse)

RESTRICTIONS		Location in Statutory Prospectus
Investments
While you may transfer amounts in the Divisions (which invest in shares of a corresponding Underlying Fund) and Fixed Accounts, certain restrictions and transfer fees apply with regard to the number and amount of such transfers. Transfers are also subject to the excessive trading and market timing polices described in this prospectus.
GENERAL DESCRIPTION OF THE POLICY - Limitations on Transfers
	We reserve the right to remove or substitute Underlying Funds as investment options.	GENERAL DESCRIPTION OF THE POLICY - Reservation of Rights
Optional Benefits	Some optional benefits under the Policy are subject to limitations, restrictions, and additional charges, including with respect to their availability and the amounts that may be paid under such benefits.	OPTIONAL BENEFITS UNDER THE POLICY
	Withdrawals may reduce the value of a benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.	OPTIONAL BENEFITS UNDER THE POLICY
	Not all of the options described in the prospectus are available or approved for use in every state.	GENERAL DESCRIPTION OF THE POLICY - Material State Variations

TAXES	Location in Statutory Prospectus
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties
TAX ISSUES RELATED TO THE POLICY

CONFLICTS OF INTEREST		Location in Statutory Prospectus
Investment Professional Compensation	The Company pays compensation to broker-dealers, financial institutions and other parties for the sale of the Policy, including commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts such as marketing allowances, expense reimbursements and education payments. Such compensation may influence the financial intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Conflicts of Interest
Exchanges	Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing Policy if you determine, after comparing the features, fees and risks of both policies, that it is preferable to purchase the new policy rather than continue to own an existing Policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Conflicts of Interest

OVERVIEW OF THE POLICY

This is a brief summary of the Policy’s features. More detailed information follows later in this prospectus.
Purpose
The Policy is an individual flexible premium variable universal life insurance policy offered by the Company. The purpose of the Policy is primarily to provide death benefit protection upon the death of the Insured.
The Policy Value reflects your premium payments, partial surrenders, policy loans, unpaid loan interest policy expenses, interest credited to the Fixed Accounts, and/or investment experience of the Divisions. As a result, the Policy may be appropriate for persons seeking both life insurance protection and the potential for the accumulation of cash values. However, it is not suitable as a short-term investment due to the costs of insurance and the expenses charged.
Premiums
This is a "flexible premium" policy, which means you may choose the amount and frequency of premium payments (subject to certain limitations).
Net Premium payments are allocated to the Fixed Accounts and the Divisions according to your instructions. Each Division invests in a corresponding Underlying Fund. The Underlying Funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. It is possible that the investment performance could cause a loss of the entire amount allocated to the Division. A full description of each Underlying Fund, its investment objectives, policies and restrictions, charges and expenses and other operational information is contained in its prospectus. Additional information about each Underlying Fund is provided in APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY.
The Internal Revenue Code imposes limits on premiums under the guideline premium/cash value corridor test, as well as to determine whether the policy is classified as a Modified Endowment Contract. If you make a premium payment that we determine exceeds one or both of these limits, we reserve the right to only accept that portion of the payment that is within the applicable limit(s).
Payment of insufficient premiums may result in a lapse of the Policy.
Death Benefits/Maturity Proceeds
Under the Policy, the Company guarantees to pay a death benefit for as long as the Policy is in force. The death proceeds are paid to the beneficiary(ies) when the Insured dies. Death proceeds are paid in cash or applied under a benefit payment option elected on the application (or, if no option was selected, Option 1). Subject to certain conditions, the death benefit option may be changed after the Policy has been issued.
If the Policy is in force and the Insured is living on the Policy Maturity Date, we will pay the Owner an amount equal to the Net Surrender Value unless the Extended Coverage Rider is in effect. Maturity proceeds are paid in cash lump sum or applied under a benefit payment option. The Policy terminates on the Policy Maturity Date unless extended by the Extended Coverage Rider.
Surrenders and Withdrawal Options
The Policy may be fully surrendered and any Net Surrender Value paid to the Owner. If the full surrender is within ten years of the Policy Date or a Face Amount increase, a surrender charge is imposed.
On or after the first policy anniversary and prior to the Policy Maturity Date, you may surrender a part of the Net Surrender Value. Unscheduled partial surrenders are subject to limitations on the number and amounts you may surrender.
On or after the first policy anniversary and prior to the Policy Maturity Date, you may elect to receive part of your Net Surrender Value automatically on any Monthly Date (known as a "scheduled partial surrender") in the amount and frequency you choose, subject to certain limitations. Once surrenders equal premiums paid, if there is any remaining Net Surrender Value, scheduled policy loans will automatically begin, unless you direct us otherwise.
Loans
A loan may be taken using the Policy as collateral. The maximum loan amount is 90% of the Net Surrender Value. You are charged interest on any Loan Indebtedness.

Transfers
Subject to certain limitations, you may transfer funds among the Divisions and the Fixed Accounts. We also offer Automatic Portfolio Rebalancing. You may incur an additional fee for transfers.
Optional Insurance Benefits
Subject to certain conditions, you may add one or more optional insurance benefits to your Policy, including benefits that accelerate the payment of your death benefit under certain circumstances or help manage the risk of lapse. An additional charge may apply if you elect an optional benefit.

SUMMARY: FEE TABLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Data Pages for information about the specific fees you will pay based on the options you have elected. For Policies dated on or after May 16, 2015, we will apply charges in the tables labelled "For Policy Dates on or after May 16, 2015" in all states where approved; otherwise, we apply the charge(s) for Policy Dates before May 16, 2015, regardless of the Policy Date.
For Policy Dates on or after May 16, 2015
The first table describes the fees and expenses that you will pay at the time that you buy the Policy, partially or fully surrender the Policy or make withdrawals from the Policy, or transfer value between investment options.

Transaction Fees (Policy Dates on or after May 16, 2015)
Charge	When Charge is Deducted	Amount Deducted
Sales Charge	upon receipt of premium
Maximum		5.00% of premium paid
Current		4.00% of premium paid, reducing to 2.00% after the first Policy Year.
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Surrender Charge (full surrender of Policy)(1)	from surrender proceeds
Maximum		$56.93 per $1,000 of Face Amount
Minimum		$7.62 per $1,000 of Face Amount
Maximum Charge for Representative Insured(2)		$17.81 per $1,000 of Face Amount
Transfer Fee for Unscheduled Division Transfer	upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Year
Maximum		$25 per unscheduled transfer
Current		None
Illustration Fee	upon each illustration after the first illustration in a Policy Year
Maximum		$25.00
Current		None

Optional Insurance Benefits
Accelerated Benefits Rider (processing fee)	at the time of death benefit advance
Maximum		$150 administrative fee
Current		None
Death Benefit Advance Rider (processing fee)	at the time of death benefit advance
Maximum		$150 administrative fee
Current		None
Life Paid-Up Rider	on the date rider benefit begins
Maximum		13.50% of Policy Value
Current (if Policy is issued with the guideline premium/ cash value corridor test)		3.50% of Policy Value
Current (if the Policy is issued with the cash value accumulation test)		7.50% of Policy Value
Surrender Value Enhancement Rider	upon receipt of premium
Maximum		3.00% of premium paid in excess of Target Premium
Current	Year 1	1.00% of premium paid in excess of Target Premium
	Years 2-7	3.00% of premium paid in excess of Target Premium
(1)    This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.
(2) The representative insured is a 40-year old male in Policy Year one.

This table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Underlying Fund fees and expenses.

Periodic Charges Other Than Annual Underlying Fund Expenses (Policy Dates on or after May 16, 2015)
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance(1)	monthly
Maximum		$83.33 per $1,000 of Net Amount at Risk
Minimum		$0.01 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.14 per $1,000 of Net Amount at Risk
Asset Based Charge	monthly
Maximum		0.15% of Net Policy Value (annualized charge)
Current		0.00% of Net Policy Value (annualized charge)
Monthly Administration Charge	monthly
Maximum		$25.00 per month
Current		$25.00 per month, decreasing to $10 after the first Policy Year
Monthly Policy Issue Charge(1)	monthly
Maximum		$0.46 per $1,000 of Face Amount
Minimum		$0.05 per $1,000 of Face Amount
Maximum Charge for Representative Insured(2)		$0.24 per $1,000 of Face Amount
Net Policy Loan Charge(3)	annually (accrued daily)
Maximum		1.50% of Loan Indebtedness per year(4)
Current		1.50% of Loan Indebtedness per year(4)
Optional Insurance Benefits (Insured risk class Standard or better)
Accelerated Benefit Rider (annual interest charge)	annually, if you have a death benefit advance (accrued daily)
Maximum		5.50% of death proceeds advance per year
Current		5.50% of death proceeds advance per year(4)
Death Benefit Advance Rider (annual interest charge)	annually, if you have a death benefit advance (accrued daily)
Maximum		18% of death proceeds advanced per year(5)
Current		5.50% of death proceeds advance per year((4)
Salary Increase Rider	monthly
Maximum		$0.13 per $1,000 of rider benefit in excess of $30,000
Current		$0.13 per $1,000 of rider benefit in excess of $30,000
Waiver of Monthly Policy Charges Rider(1)	monthly
Maximum		$0.51 per $1,000 of Net Amount at Risk
Minimum		$0.01 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.02 per $1,000 of Net Amount at Risk
Waiver of Specified Premium Rider(1)	monthly
Maximum		$0.94 per $100 of Planned Periodic Premium
Minimum		$0.15 per $100 of Planned Periodic Premium
Maximum Charge for Representative Insured(2)		$0.40 per $100 of Planned Periodic Premium
(1)    This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.
(2) The representative Insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one.
(3)    The difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account.
(4)    This charge decreases after Policy Year ten.
(5)    The maximum rate shown in the table represents the highest maximum rate allowed under any state’s laws applicable to the amount advanced in excess of the Net Policy Value. The rate shown may not be representative of the charge a particular Owner may pay as the maximum rate is determined by state law and the maximum rate may be lower based on the state in which the Policy is written. The current rate shown in the table represents the policy loan interest rate applicable to the amount advanced up to and equal to the Net Policy Value.

For Policy Dates before May 16, 2015
The first table describes the fees and expenses that you will pay at the time that you buy the Policy, partially or fully surrender the Policy or make withdrawals from the Policy, or transfer value between investment options.

Transaction Fees (Policy Dates before May 16, 2015)
Charge	When Charge is Deducted	Amount Deducted
Sales Charge	upon receipt of premium
Maximum		5.00% of premium paid up to Target Premium
Current		4.25% of premium paid up to Target Premium, reducing to 3% after the first Policy Year
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Surrender Charge(1)(2) (full surrender of Policy)	from surrender proceeds
Maximum		$56.93 per $1,000 of Face Amount
Minimum		$7.62 per $1,000 of Face Amount
Maximum Charge for Representative Insured(3)		$17.81 per $1,000 of Face Amount
Transfer Fee for Unscheduled Division Transfer	upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Year
Maximum		$25 per unscheduled transfer
Current		None
Illustration Fee	upon each illustration after the first illustration in a Policy Year
Maximum		$25.00
Current		None

Optional Insurance Benefits
Accelerated Benefits Rider (processing fee)	at the time of death benefit advance
Maximum		$150 administrative fee
Current		None
Death Benefit Advance Rider (processing fee)	at the time of death benefit advance
Maximum		$150 administrative fee
Current		None
Life Paid-Up Rider	on the date rider benefit begins
Maximum		13.50% of Policy Value
Current (if Policy is issued with the guideline premium/ cash value corridor test)		3.50% of Policy Value
Current (if the Policy is issued with the cash value accumulation test)		7.50% of Policy Value
Surrender Value Enhancement Rider	upon receipt of premium
Maximum		3.00% of premium paid in excess of Target Premium
Current		3.00% of premium paid in excess of Target Premium
(1)    This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.
(2) For Policies with a Policy Date before March 23, 2015, if your total surrender charge (calculated as described in “CHARGES AND DEDUCTIONS-Surrender Charge”) would be less using the applicable rate and percentage stated in the Prospectus dated May 1, 2014 (prior to any supplement)(attached as Appendix E), we will apply the more favorable surrender charge to you.
(3) The representative insured is a 40-year old male in Policy Year one.

This table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Underlying Fund fees and expenses.

Periodic Charges Other Than Annual Underlying Fund Expenses (Policy Dates before May 16, 2015)
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance(1)	monthly
Maximum		$83.33 per $1,000 of Net Amount at Risk
Minimum		$0.01 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.14 per $1,000 of Net Amount at Risk(3)
Asset Based Charge	monthly
Maximum		0.15% of Net Policy Value (annualized charge)
Current		0.15% of Net Policy Value (annualized charge)
Monthly Administration Charge	monthly
Maximum		$25.00 per month
Current		$25.00 per month, decreasing to $10 after the first Policy Year
Monthly Policy Issue Charge(1)	monthly
Maximum		$1.23 per $1,000 of Face Amount(4)
Minimum		$0.04 per $1,000 of Face Amount
Maximum Charge for Representative Insured(2)		$0.14 per $1,000 of Face Amount
Net Policy Loan Charge(5)	annually (accrued daily)
Maximum		1.50% of Loan Indebtedness per year(6)
Current		1.50% of Loan Indebtedness per year(6)
Optional Insurance Benefits (Insured risk class Standard or better)
Accelerated Benefit Rider (annual interest charge)	annually, if you have a death benefit advance (accrued daily)
Maximum		5.50% of death proceeds advance per year
Current		5.50% of death proceeds advance per year(6)
Death Benefit Advance Rider (annual interest charge)	annually, if you have a death benefit advance (accrued daily)
Maximum		18% of death proceeds advanced per year(7)
Current		5.50% of death proceeds advance per year(6)
Salary Increase Rider	monthly
Maximum		$0.13 per $1,000 of rider benefit in excess of $30,000
Current		$0.13 per $1,000 of rider benefit in excess of $30,000
Waiver of Monthly Policy Charges Rider(1)	monthly
Maximum		$0.51 per $1,000 of Net Amount at Risk
Minimum		$0.01 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.02 per $1,000 of Net Amount at Risk
Waiver of Specified Premium Rider(1)	monthly
Maximum		$0.94 per $100 of Planned Periodic Premium
Minimum		$0.15 per $100 of Planned Periodic Premium
Maximum Charge for Representative Insured(2)		$0.40 per $100 of Planned Periodic Premium
(1)    This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.
(2) The representative Insured is a 40 year-old male with a risk classification of preferred non-tobacco in Policy Year one.
(3)    The stated charge is less than the amount stated in the Prospectus dated May 1, 2014 (prior to any supplement) and applies to all policies regardless of application signature date or Policy Date.
(4)    For Policy Dates before March 23, 2015, the maximum Monthly Policy Issue Charge we will apply is $1.09.
(5)    The difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account.
(6)    This charge decreases after Policy Year ten.
(7)    The maximum rate shown in the table represents the highest maximum rate allowed under any state’s laws applicable to the amount advanced in excess of the Net Policy Value. The rate shown may not be representative of the charge a particular Owner may pay as the maximum rate is determined by state law and the maximum rate may be lower based on the state in which the Policy is written. The current rate shown in the table represents the policy loan interest rate applicable to the amount advanced up to and equal to the Net Policy Value.

For All Policies
The following table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Policy. A complete list of Underlying Funds, including their annual expenses, is provided in APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY.

Annual Underlying Fund Expenses as of December 31, 2021	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.24%	1.34%

PRINCIPAL RISKS OF INVESTING IN THE POLICY
Risk of Loss; Not a Short-Term Investment
You can lose money by investing in a Policy. Policy charges and surrender charges are among the reasons why the Policy is not intended to be a short-term savings vehicle. It is possible that investment performance could cause a loss of the entire amount allocated to the Divisions. Without additional premium payments or a death benefit guarantee rider, it is possible that no death benefit would be paid upon the Insured’s death.
Policy Termination (Lapse)
On an ongoing basis, the Policy’s Net Surrender Value must be sufficient to cover the Monthly Policy Charges and any Loan Indebtedness. It is possible that poor investment performance could cause the Policy to lapse unless additional premiums are paid. Partial surrenders or policy loans may increase the risk of lapse because the amount of either or both is not available to generate investment return or pay for policy charges. When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.
Limitations on Access to Surrender Value
Unscheduled Partial Surrenders
Up to two unscheduled partial surrenders may be made in a Policy Year. The minimum amount of a partial surrender is $500. The total of the amount(s) surrendered may not be greater than 75% of the current Net Surrender Value.
Scheduled Partial Surrenders
Partial surrenders may be scheduled on a monthly, quarterly, semiannual, or annual basis. Each scheduled partial surrender may not be greater than 90% of the Net Surrender Value (as of the date of the scheduled partial surrender).
Full Surrender
If the full surrender is within ten years of the Policy Date or a Face Amount increase, a surrender charge is imposed. Surrender charges are calculated based on the number of years the Policy was in force.
If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The number of Policy Years is calculated from the original Policy Date through the surrender date - excluding the period during which the Policy was terminated.
Adverse Tax Consequences
A full surrender, cancellation of the Policy by lapse or the maturity of the Policy on its maturity date may have adverse tax consequences. If the amount received by the Owner plus any Loan Indebtedness exceeds the premiums paid into the Policy, then the excess generally will be treated as taxable income.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•the value each year of the life insurance protection provided;
•an amount equal to any employer-paid premiums; or
•some or all of the amount by which the current value exceeds the employer’s interest in the Policy.
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. Participants should consult with the sponsor or the administrator of the plan and/or with their personal tax or legal adviser to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
There are other tax issues to consider when you own a life insurance policy. These are described in more detail in TAX ISSUES RELATED TO THE POLICY.
Risks of Underlying Funds
A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. As with all mutual funds, as the value of an Underlying Fund’s assets rise or fall, the fund’s share price changes. If you sell your Units in a Division (each of which invests in an Underlying Fund) when their value is less than the price you paid, you will lose money.
Each Division invests in a corresponding Underlying Fund. The Underlying Funds are NOT available to the general public directly but are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the Underlying Funds have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Underlying Funds may be similar to, and may in fact be modeled after publicly available mutual funds, the Underlying Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and of any Underlying Fund may differ substantially.
Conflicts of Interest
Investment Professional Compensation
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask your sales representative about these differing and divergent interests and the compensation paid to your representative and such representative's broker-dealer for soliciting applications for the Policy.
Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing Policy if you determine, after comparing the features, fees and risks of both policies, that it is preferable to purchase the new policy rather than continue to own an existing Policy.
Compensation and Underlying Fund Selection
When selecting the Underlying Funds, we consider each such fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the Underlying Funds, their advisers, sub-advisers, or their distributors, which can be significant. Additionally, we offer certain Underlying Funds at least in part because they are managed by an affiliate.
Compensation We Receive from Underlying Funds
The Company and certain of our affiliates receive compensation from certain Underlying Funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of an Underlying Fund’s assets and is as much as 0.25% of the average net assets of an Underlying Funds that are attributable to the variable life insurance products issued by us and our affiliates that offer the particular fund (the Company’s variable contracts). An investment in an Underlying Funds with a 12b-1 fee will increase the cost of your investment.
Compensation We Receive from Underlying Fund Advisors
We and certain of our affiliates also receive compensation from the advisers and sub-advisers to some of the Underlying Funds. We use this compensation for such purposes as paying expenses that we incur in promoting, issuing, distributing and administering the Policy and providing services on behalf of the Underlying Funds in our role as intermediary. Some advisers and sub-advisers pay us more than others; some advisers and sub-advisers do not pay us any such compensation. Such compensation is not reflected in an Underlying Fund's expenses in cases where it is not paid directly out of such fund’s assets, or if it is derived, in whole or in part, from the advisory fee deducted from fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees.
Other Conflicts of Interest
The Underlying Funds are available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Separate Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to these arrangements, it is possible that a material conflict may arise between the interests of the Separate Account and one or more of the other separate accounts participating in the Underlying Funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect owners and payees, including withdrawing the Separate Account from participation in the Underlying Funds involved in the conflict or substituting shares of other funds.
CORPORATE ORGANIZATION AND OPERATION

The Company
The Company is a stock life insurance company located at: 711 High Street, Des Moines, Iowa 50392. It is authorized to transact life insurance business in the District of Columbia and in every state, except New York. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn is a wholly owned subsidiary of Principal Financial Group, Inc.
The Company believes that, consistent with well established industry and SEC practice, the periodic reporting requirements of the Securities and Exchange Act of 1934 do not apply to it as the depositor of one or more variable insurance product separate accounts. If such requirements are deemed to apply to it as such a depositor, the Company intends to rely on the exemption from such requirements provided by Rule 12h-7 under that Act.
Principal National Life Insurance Company Variable Life Separate Account
The Separate Account was established under Iowa law on November 28, 2007 and is registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.
The income, gains, and losses, whether or not realized, credited to or charged against the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of the Company’s other assets. Assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the policies funded by the Separate Account. The Company is obligated to pay all amounts promised to Owners under the Policy.
The Company does not guarantee the investment results of the Separate Account.
The Fixed Account and Fixed DCA Account
The Fixed Account and the Fixed DCA Account are part of our general account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account, the Fixed DCA Account and any interest in them are not subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Accounts. However, disclosures relating to them are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. You may obtain more information regarding the Fixed Accounts from our Home Office or from a registered representative.
Our obligations with respect to the Fixed Accounts are supported by our general account. Subject to applicable law, We have sole discretion over the investment of assets in the general account.
We guarantee that Net Premiums allocated to the Fixed Accounts accrue interest daily at an effective annual rate of 2% compounded annually. We may, in our sole discretion, credit interest at a higher rate. We may defer payment of proceeds payable out of the Fixed Accounts for a period of up to six months.
The Underlying Funds
The assets of each Division of the Separate Account invest in a corresponding Underlying Fund. The Company purchases and sells fund shares for the Separate Account at their net asset value. The assets of each Division are separate from the others. A Division’s performance has no effect on the investment performance of any other Division.
The funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. Additional information about each Underlying Fund, including its name, type, investment advisor, current expenses and performance, is provided in APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY. A full description of the funds is contained in their prospectuses (which should be read carefully before investing). These documents are available without charge on the following website www.principal.com/VULIncome3Report.
Voting Rights
We vote shares of the Underlying Funds owned by the Separate Account according to the instructions of the Owners. We will notify you of shareholder meetings of the Underlying Funds related to the Divisions in which you hold Units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other Policy owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions.
We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of Policy Value in the Division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares you may instruct us to vote as of the record date established by the mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the Underlying Funds in our own right. Because there is no required minimum number of votes a small number of votes can have a disproportionate effect.
CHARGES AND DEDUCTIONS
We make certain charges and deductions to support operation of the Policy and the Separate Account. Some charges are deducted from premium payments when they are received; some charges are deducted on a monthly basis; and some charges are deducted at the time a Policy is surrendered or terminated. These charges are intended to cover distribution expenses (commissions paid to registered representatives, printing of prospectuses and advertising); administrative expenses (processing applications, conducting medical examinations, determining insurability, establishing and maintaining records, processing death benefit claims and policy changes, reporting and overhead); and mortality expenses.
The amount of the charges in any Policy Year may not specifically correspond to the expenses for that year. We expect to recover our total expenses over the life of the Policies. To the extent that the charges do not cover total expenses for a Policy Year, we bear the loss. Conversely, if the aggregate amount of the charges deducted is more than our costs for a Policy Year, the excess is profit to the Company.
Premium Expense Charge (Sales Charge and Taxes)
When we receive your premium payment, we deduct a Premium Expense Charge, that consists of a sales charge and taxes. The sales charge is intended to pay us for distribution and other expenses relating to sales of the Policy, including initial commissions paid to registered representatives, printing of prospectuses and sales literature, and advertising. Depending on your Policy Date, deductions from premiums for the Premium Expense Charge equal:

	Premium Expense Charge (Percentage of Premiums Paid)
	Policy Dates on or after May 16, 2015(1)	Policy Dates before May 16, 2015
Maximum Sales Charge	5.00%	5.00%
Current Sales Charge
Policy Year One	4.00%	4.25% (up to target premium)
After Policy Year One	2.00%	3.00% (up to target premium)
Federal Taxes	1.25%	1.25%
State and Local Taxes	2.00%(2)	2.00%(2)
(1)    In states where all May 16, 2015 Modifications are approved; otherwise, we apply the rate(s) in effect for Policies with a Policy Date before May 16, 2015.

(2)    The actual taxes we pay vary from state to state. The expense charge is based on the average tax rate we expect to pay nationwide, the premiums we receive from all states and other expense assumptions. Therefore, Policy Owners could end up paying a higher Premium Expense Charge than their state requires. We bear the risk that actual tax rates will be higher than the maximum charge reflected.
For Policy Dates before May 16, 2015, the Current Sales Charge for amounts in excess of the Target Premium is 0%. The Target Premium is based on the gender, if applicable, and age of the Insured (see APPENDIX C- TARGET PREMIUM RATES). The Target Premium is a calculated premium amount used to determine the Premium Expense Charge. The Target Premium is not a required premium.
Surrender Charge - Full Surrenders
A surrender charge is imposed upon full surrender of the Policy within ten years of the Policy Date or of a Face Amount increase. In addition, if you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The surrender charge compensates us for expenses relating to the sale of the Policy. The table below shows the maximum and minimum surrender charges.

Maximum Charge	$56.93 per $1,000 of Face Amount (5.69%)
Minimum Charge	$7.62 per $1,000 of Face Amount (0.76%)
The surrender charge is (a) multiplied by (b) multiplied by (c) where:
(a)    is the applicable rate from APPENDIX A.
(b)    is the Face Amount divided by 1,000.
(c)    is the applicable percentage from APPENDIX B.
Surrender charges vary based on gender, age at issue or Adjustment, and number of Policy Years since issue or Adjustment. The charge applies only during the first ten Policy Years unless there is a Face Amount increase. A Face Amount increase has its own surrender charge period that begins on the Adjustment Date. The total surrender charge on the Policy is the sum of the surrender charges for the Face Amount at issue and each Face Amount increase. The surrender charge is not affected by any decrease in Face Amount or any change in Face Amount resulting from a change of death benefit options.
For Policies with an application signature date or Policy Date before March 23, 2015, if your total surrender charge would be less using the applicable rate and percentage stated in the Prospectus dated May 1, 2014 (prior to any supplement), we will apply the more favorable surrender charge to you.
The surrender charge on an early surrender or Policy termination is significant. As a result, you should purchase a Policy only if you have the financial capacity to keep it in force for a substantial period of time.
Surrender Charge - Partial Surrenders
No surrender charge is imposed on partial surrenders.
Transfer Fee - Unscheduled Division Transfers
A transfer fee is intended to reimburse us for our additional Separate Account operation expenses related to multiple unscheduled Division transfers.

Current Charge	$0
Maximum Charge	$25 (each Transfer)
We reserve the right to impose a transfer fee in the future of up to $25 on each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Year. Policy Owners will not be provided prior notice if we begin imposing the transfer fee; however, if imposed, the transfer fee will apply to all Policy Owners in a non-discriminatory fashion.
Illustration Fee
An illustration fee is intended to reimburse us for the additional administrative effort of creating and providing projection numbers.

Current Charge	$0
Maximum Charge	$25 (each Illustration)
We reserve the right to impose an illustration fee in the future of up to $25 on each illustration after the first illustration in a Policy Year.

Monthly Policy Charge
On the Policy Date and each Monthly Date thereafter, we deduct the Monthly Policy Charge, which includes::
•Cost of Insurance Charge
•Asset Based Charge
•Monthly Administration Charge
•Monthly Policy Issue Charge
•Optional Insurance Benefit Charges
•any additional charges shown on the Data Pages.
The Monthly Policy Charge deduction is made from your Policy Value in the Divisions, Fixed Account and/or Fixed DCA Account (but not your Loan Account) using your current Monthly Policy Charge allocation percentages. Your allocation percentages may be: the same as allocation percentages for premium payments; determined on a Prorated Basis; or determined by any other allocation method upon which we agree. If you do not designate Monthly Policy Charge allocation percentages, the charge will be allocated the same as the allocation percentages for premium payments. For each Division, the Fixed Account and/or Fixed DCA Account, the allocation percentage must be zero or a whole number. The total of the allocation percentages must equal 100. Allocation percentages may be changed without charge. A request for an allocation change is effective once approved by us, as of the next Monthly Date. If we cannot follow your instructions because of insufficient value in any Fixed Account, Fixed DCA Account and/or the Division, the Monthly Policy Charge is deducted on a Prorated Basis.
Cost of Insurance Charge
This charge compensates us for providing insurance protection under the Policy.

Maximum Charge	$83.33 per $1,000 of Net Amount at Risk (8.33%)
Minimum Charge	$0.01 per $1,000 of Net Amount at Risk
The monthly cost of insurance charge is (a) multiplied by (b) where:
(a)    is the cost of insurance rate (described below) divided by 1,000.
(b)    is the Net Amount at Risk.
We base this charge on several factors including, but not limited to, (i) the Insured’s gender*, issue age, tobacco status, and risk classification, and (ii) our expectations of future investment earnings, expenses, state and federal taxes, mortality and persistency experience, market conditions, and revenue for profit.
Different cost of insurance rates may apply to Face Amount increases. The cost of insurance for the increase is based on the Insured’s gender*, issue age, duration since issue, tobacco status, and risk classification at the time of the increase. The guaranteed maximum cost of insurance rate for the increase is based on the Insured’s gender*, Attained Age and risk classification at the time of the increase.
*    The cost of insurance rate for Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans is not based on the gender of the Insured.
The Net Amount at Risk is the difference between the death benefit and Policy Value (see GLOSSARY for exact formula). The lower the Policy Value, the higher the Net Amount at Risk thus higher cost of insurance charges. The Net Amount at Risk is affected by investment performance, policy loans, payment of premiums, fees and charges under the Policy, death benefit option chosen, partial surrenders and Face Amount Adjustments.
For entities and other persons buying Policies under a sponsored arrangement that have been granted special underwriting, the cost of insurance charge may increase because of higher anticipated mortality experience. As a result, rates for healthy individuals in a group may be greater under special underwriting programs because they bear a portion of the cost of insuring the less healthy individuals in the group.
Asset Based Charge
The asset based charge compensates us for expenses associated with the maintenance, accounting and recordkeeping of the Divisions of the Separate Account and the Fixed Account(s). Depending on your Policy Date, each month we deduct the following asset based charge:

	Asset Based Charge (Percentage of Net Policy Value)
	Policy Dates on or after May 16, 2015(1)	Policy Dates before May 16, 2015
Maximum Charge	0.15% annually	0.15% annually
Current Charge
Policy Years 1-10	0.00%	0.125% monthly (0.15% annually)
After Policy Year 10	0.00%	0.00%
(1)    In states where all May 16, 2015 Modifications are approved; otherwise, we apply the rate(s) in effect for Policies with a Policy Date before May 16, 2015.
Monthly Administration Charge
This charge reimburses us for the costs of maintaining the Policy, including premium billing and collection, Policy Value calculation, processing claims and other similar matters.

Maximum Charge (All Years)	$25.00 per month
Current Charge (Policy Year One)	$25.00 per month
Current Charge (After Policy One)	$10.00 per month
Monthly Policy Issue Charge
This charge reimburses us for the expenses associated with policy issue, including underwriting and setting up policy records. The monthly policy issue charge varies by gender (if applicable), age, tobacco status, and risk classification. Depending upon your Policy Date, the Monthly Policy Issue Charge is:

Monthly Policy Issue Charge
	Policy Dates on or after May 16, 2015(1)	Policy Dates before May 16, 2015
Maximum Charge	$0.46 per $1,000 Face Amount	$1.23 per $1,000 Face Amount
Minimum Charge	$0.05 per $1,000 Face Amount	$0.04 per $1,000 Face Amount
Current Charge	$0.19 per $1,000 Face Amount	$0.11 per $1,000 Face Amount
When it applies	Applies in Policy Years, but may decrease beginning in Policy Year 11.	Applies for fifteen years from policy issue or Face Amount increase. We reserve the right, after providing prior written notice to Policy Owners, to apply this charge in all years.
(1)    In states where all May 16, 2015 Modifications are approved; otherwise, we apply the rate(s) in effect for Policies with a Policy Date before May 16, 2015.
Any Face Amount increase will have its own Monthly Policy Issue Charge (within the minimum and maximum described.)
For Policies with an application signature date or Policy Date before March 23, 2015, the maximum Monthly Policy Issue Charge We will apply is $1.09 (the amount stated in the Prospectus dated May 1, 2014 prior to any supplement).
Net Policy Loan Charge
The net policy loan charge represents the difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account. See LOANS for more detail.

Current Charge (Policy Year 1-10)	1.50% of Loan Indebtedness
Current Charge (After Policy Year 10)	0.00% of Loan Indebtedness

Optional Insurance Benefit Charges

For optional insurance benefits that charge a fee, charges are summarized below:

Optional Benefit/Rider	Charge for Insureds with a Risk Classification of Standard or Better
Accelerated Benefit
No charge. However, death proceeds payable upon the death of the Insured will be reduced by the amount of the death proceeds advanced plus interest charged. Interest charged is at an annual rate of 5.50% in Policy Years 1-10 and 4.00% thereafter. Interest accrues daily and is added to the death benefit advance on the policy anniversary. We may, in the future, charge an administrative fee of up to $150 for each death benefit advance.

Cost of Living Increase	No charge. However, when there is a cost of living increase to the policy Face Amount, the Monthly Policy Charge and surrender charge also will be increased proportionally.
Death Benefit Advance
No charge. However, death proceeds payable upon the death of the Insured will be reduced by the amount of the death proceeds advanced plus interest charged. Interest accrues daily at an annual rate guaranteed not to exceed 18% and is added to the death benefit advance on the policy anniversary. We may, in the future, charge an administrative fee of up to $150 for each death benefit advance.

Life Paid-Up (Overloan Protection)	There is no charge for the rider unless the rider benefits commence. If the rider benefits commence, there is a one-time charge guaranteed not to exceed 7.5% of the Policy Value (for policies using the guideline premium test) and 13.5% of the Policy Value (for policies using the cash value accumulation test) that is taken from the Policy Value.
Salary Increase	For Insureds with a risk classification of standard or better, the charge for this rider is taken monthly at a monthly rate of $0.13 per $1,000 of rider benefit in excess of $30,000.
Surrender Value Enhancement	The charge for this rider is an added sales charge (independent of the sales charge applicable to all Policies). The charge is guaranteed not to exceed 3.00% on premium paid in excess of Target Premium.
Waiver of Monthly Policy Charge	For Insureds with a risk classification of standard or better, the monthly charge for this rider varies based on the Attained Age, risk classification and gender of the Insured. The monthly charge is guaranteed not to be less than $0.01 nor to exceed $0.51 per $1,000 Net Amount at Risk.
Waiver of Specified Premium	For Insureds with a risk classification of standard or better, the monthly charge for this rider varies based on the Attained Age, risk classification and gender of the Insured. The monthly charge is guaranteed not to be less than $0.15 nor to exceed $0.94 per $100 of Planned Periodic Premium, respectively.

Distribution of the Policy
The Company pays commissions on sales of the Policy of no more than 50% of premiums received in the first Policy Year (or the first year following an Adjustment) up to the Target Premium. In addition, a commission of up to 3.0% of premium above the Target Premium received in the first Policy Year (or first year following an Adjustment) may be paid. In the second through fifteenth years following the Policy Date (or Adjustment Date), commissions range from 0% to 2.0% of premiums received.
Expense allowances may be paid to agents and brokers based on premiums received.
The Company has appointed Principal Securities, Inc. (“PSI”), Des Moines, Iowa 50392, a broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority (“FINRA”) and affiliate of the Company, as the distributor and principal underwriter of the Policy. PSI also may receive 12b-1 fees in connection with purchases and sales of Underlying Funds. The 12b-1 fees for the Underlying Funds are shown in the prospectuses of each Underlying Fund.
Applications for the Policies are solicited by registered representatives of PSI or such other broker-dealers as have entered into selling agreements with PSI. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Policy in all jurisdictions where it is licensed to do business and where the Policy is approved.
Payments to Financial Intermediaries
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or registered representative to recommend the purchase of this Policy over competing policies or over other investment options.

You may ask your registered representative about these differing and divergent interests, how she/he is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Policy.
Service Arrangements and Compensation
The Company and/or PSI have entered into agreements with the distributors, advisers and/or the affiliates of some of the mutual funds underlying the Policy and receive compensation for providing certain services including, but not limited to, distribution and operational support services, to the Underlying Fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Policy Owners’ instructions. Because the Company and PSI receive such fees, they may be subject to competing interests in making these funds available as investment options under the Policy. The Company takes into consideration the anticipated payments from Underlying Funds when it determines the charges assessed under the Policy. Without these payments, charges under the Policy are expected to be higher.
Underlying Fund Charges
The assets of each Division are used to purchase shares in a corresponding Underlying Fund at net asset value. The net asset value reflects management fees and operating expenses already deducted from the assets of the Underlying Fund. Current management fees and operating expenses for each Underlying Fund are shown in its prospectus.
GENERAL DESCRIPTION OF THE POLICY

General Account
The Company's general obligations and any guaranteed benefits under the Policy are supported by our general account (and not by the Separate Account) and are subject to the Company's claims-paying ability. A Policy Owner should look to the Company's financial strength for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular Policy or obligation. General account assets are also available to the Company's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the Underlying Funds.
The Contract
The entire contract is made up of applications, amendments, riders and endorsements attached to the Policy, Data Pages, copies of any supplemental applications, amendments, and endorsements. No statement, unless made in an application, is used to void a Policy (or void an Adjustment in the case of an Adjustment application). Only our corporate officers can agree to change or waive any provisions of a Policy. Any change or waiver must be in writing and signed by an officer of the Company.
This prospectus offers a Policy which may not be available in all states and is not an offer to sell or solicitation of an offer to buy the Policy in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Policy other than those contained in this prospectus.
Rights under the Policy
Ownership
Unless changed, the Owner(s) is as named in the application. The Owner(s) may exercise every right and privilege of the Policy, subject to the rights of any irrevocable beneficiary(ies) and any assignee(s).
All rights and privileges of ownership of a Policy end if:
•the death proceeds are paid;
•the maturity proceeds are paid;
•the Policy is surrendered; or
•the grace period ends without our receiving the payment required to keep the Policy in force.
If an Owner dies before the Policy terminates, the surviving Owner(s), if any, succeeds to that person’s ownership interest, unless otherwise specified. If all Owners die before the Policy terminates, the Policy’s ownership interest passes to the Insured. With our consent, you may specify a different arrangement for contingent ownership.

You may change your ownership designation. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.
Beneficiary
If the Insured dies before the Policy Maturity Date, we pay death proceeds to your named beneficiary(ies). You have the right to name a beneficiary(ies) and contingent beneficiary(ies). This may be done as part of the application process or by sending us a Written Request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us a Written Request. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.
If no beneficiary(ies) survives the Insured, the death proceeds are paid to the Owner(s) or the estate of the Owner(s) in equal percentages unless otherwise specified.
Assignment
You may assign your Policy. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment.
An assignment must be made in writing and filed with us at our Home Office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the beneficiary(ies), are subject to any assignment on file with us.
Limitations on Transfers
You may transfer amounts between the Divisions and/or the Fixed Accounts.
You may request an unscheduled transfer or set up scheduled transfers by:
•sending a Written Request to us;
•calling us at 1-800-247-9988 (if telephone privileges apply);
•faxing us at 1-866-885-0390; or
•visiting www.principal.com (if internet privileges apply).
You must specify the dollar amount or whole percentage for the transfer. The transfer is made, and the values determined as of the end of the Valuation Period in which we receive your request. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the Owner.
You may elect to have automatic transfers made out of one Division into one or more of the other Divisions and/or the Fixed Account. You choose the investment options, the dollar amount and timing of the transfers. There is no transfer fee on scheduled transfers. There is no charge for participation in the scheduled transfer program. Automatic transfers are designed to reduce the risks that result from market fluctuations by spreading out the allocation of your money to investment options over a longer period of time. The success of this strategy depends on market trends and is not guaranteed.
You may transfer amounts by making either a scheduled or unscheduled Fixed Account transfer. You may not make both a scheduled and an unscheduled Fixed Account transfer in the same Policy Year.
You may not make a transfer to the Fixed Account if:
•a transfer has been made from the Fixed Account to a Division within six months; or
•immediately after the transfer, the Fixed Account value would be more than $1,000,000 (without our prior approval).

Below are additional limitations and requirements for transfers:

Division Transfers:	Unscheduled	Scheduled
Minimum Transfer Amount	Lesser of $100 or Division value	Lesser of $100 or Division value
Transfer Fee and Other Limitations	We reserve the right to impose a transfer fee on each unscheduled transfer after the first unscheduled transfer in a Policy Year. For purposes of applying the transfer fee for unscheduled Division transfers, we will count all unscheduled Division transfers that occur in any one Valuation Period as one transfer. However, allocations of premium payments will not be counted as unscheduled Division transfers.	No charge for participating in the automatic transfer program. The value of the Division must be equal to or more than $2,500 when your scheduled transfers begin. Transfers continue until your interest in the Division has a zero balance or we receive Written Request to stop them. We reserve the right to limit the number of Divisions from which simultaneous transfers are made. In no event will it ever be less than two.

Fixed Account Transfers:	Unscheduled	Scheduled
Number and Timing	one unscheduled Fixed Account to Division(s) transfer within the 30-day period following the Policy Date and following each policy anniversary	Monthly basis from the Fixed Account to Divisions.
Minimum Transfer Amount	Lesser of $100 or Fixed Account value	$50
Maximum Transfer Amount	25% of Fixed Account Value (unless Fixed Account value is less than $1,000)	2% of the Fixed Account value as of the specified date
Transfer Fee and Other Limitations	No charge.
No charge. The value of your Fixed Account must be equal to or more than $2,500 when your scheduled transfers begin. We reserve the right to change this amount but it will never be more than $10,000. Scheduled transfers continue until your value in the Fixed Account has a zero balance or we receive your Written Request to stop them. If you stop the transfers, you may not start them again until six months after the last scheduled transfer.
You may change the amount of the transfer once each Policy Year. As transfers are made on a monthly basis, a change in the amount of transfer is effective with the scheduled transfer after our receipt of Written Request of the change.

Automatic Portfolio Rebalancing (APR)
APR allows you to maintain a specific percentage of your Policy Value in the Divisions over time.
Example:    You may choose to rebalance so that 50% of your Policy Values are in the Money Market Division and 50% in the SmallCap Value I Division. At the end of the specified period, market changes may have caused 60% of your value to be in the Money Market Division and 40% in the SmallCap Value I Division. By rebalancing, Units from the Money Market Division are sold and the proceeds are used to purchase Units in the SmallCap Value I Division so that 50% of the Policy Values are once again invested in each Division.
You may elect APR at the time of application or after the Policy has been issued by:
•calling us at 1-800-247-9988 (if telephone privileges apply);
•mailing us your Written Request;
•faxing us at 1-866-885-0390; or
•visiting www.principal.com (if internet privileges apply).

There is no charge for participation in the APR program. The APR transfers:
•do not begin until the later of expiration of the examination offer period or the DCA Duration, if applicable;
•are done without charge;
•may be done on the frequency you specify: quarterly (on a calendar year or Policy Year basis); or semiannual or annual (on a Policy Year basis).
•are made at the end of the next Valuation Period after we receive your instruction;
•are not available for values in the Fixed Account; and
•are not available if you have scheduled transfers from the same Divisions.
Reservation of Rights
We reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes. However, we cannot make any guarantee regarding the future tax treatment of any Policy.
We reserve the right to modify or endorse the Policy in order to maintain compliance with applicable laws and regulations.
We also reserve the right to amend or terminate the special plans described in this prospectus; for example, preauthorized premium payments. You would be notified of any such action to the extent required by law.
We reserve the right to make certain changes if, in our judgment, they best serve your interests or are appropriate in carrying out the purpose of the Policy. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases.
Examples of the changes we may make include:
•transfer assets in any Division to another Division;
•add, combine or eliminate Divisions; or
•substitute the shares of a Division for shares in another Division:
•if shares of a Division are no longer available for investment; or
•if in our judgment, investment in a Division becomes inappropriate considering the purposes of the Division.
If we eliminate or combine existing Divisions or transfer assets from one Division to another, you may change allocation percentages and transfer any value in an affected Division to another Division(s) without charge. If we substitute one Underlying Fund for another, you may change allocation percentages. You may exercise these privileges until the later of 60 days after a) the effective date of the change, or b) the date you receive notice of the options available. You may only exercise these rights if you have an interest in the affected Division(s).
Right to Exchange
During the first 24 months after the Effective Date (except during a grace period), you have the right to make an irrevocable, one-time election to transfer all of your Division and Fixed DCA Account values to the Fixed Account. No charge is imposed on this transfer. The Policy Value immediately after the transfer will be the same as immediately before the transfer. From the exchange date forward, the Policy Value will no longer be affected by the investment performance of the Divisions.
Your request must be in writing and be signed by the Owner(s). The request must be postmarked or delivered to our Home Office before the end of the 24-month period. The transfer is effective when we receive your Written Request.
In states where required, during the first 24 months after the Effective Date (except during a grace period), the Policy can be exchanged for a new permanent fixed benefit life insurance policy that we make available that is not term or variable insurance, subject to specified conditions.
Suicide
Death proceeds will not be paid if the Insured dies by suicide, while sane or insane, within two years of the Policy Date. Instead, we will return all premiums paid, less any Loan Indebtedness, less any partial surrenders. Death proceeds which are a result of a Face Amount increase made under an Adjustment or a rider that requires evidence of insurability will not be paid if the Insured dies by suicide, while sane or insane, within two years of the Adjustment Date. Instead, we will return the sum of the Monthly Policy Charges paid for the increased amount of protection.

Aviation and Hazardous Sports Exclusion Riders
Your Policy may be subject to the Aviation Exclusion Rider or the Hazardous Sports Exclusion Rider. Under these riders, if the Insured dies in an excluded circumstance, We will pay only the Net Surrender Value as of the date of death, even if there is other language in the Policy to the contrary. Excluded circumstances include death as a result of: participating in an excluded hazardous sport specified in the rider; operating, riding in, or descending from aircraft on which the Insured is a pilot or member of the operating crew, is giving or receiving training or instruction, or has other specified assigned duties; or jumping or parachuting from an aircraft.
Delay of Payments or Transfers
Payment due to surrenders, policy loans, death or maturity proceeds, and transfers to or from a Division are generally made within five days after we receive your instructions in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon return of the Policy, full or partial surrender, policy loan, death, maturity or the transfer to or from a Division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940.
The right to sell shares may be suspended during any period when:
•trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays, or
•an emergency exists, as determined by the SEC, as a result of which:
•disposal by a fund of securities owned by it is not reasonably practicable;
•it is not reasonably practicable for a fund to fairly determine the value of its net assets; or
•the SEC permits suspension for the protection of security holders.
If a payment or transfer is delayed and your instruction is not canceled by your Written Request the transaction will occur on the first Business Day following the expiration of the permitted delay. The transaction is generally made within five days thereafter.
In addition, we reserve the right to defer payment of that portion of your Policy Value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 Business Days) to allow the check to clear the banking system.
We may defer payment of proceeds payable out of the Fixed Account and/or Fixed DCA Account for a period of up to six months.
Frequent Trading and Market-Timing (Abusive Trading Practices)
This Policy is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Policy. The Company does not accommodate market timing.
We consider frequent trading and market timing activities to be abusive trading practices because they:
•Disrupt the management of the Underlying Funds by forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund and causing unplanned portfolio turnover;
•Hurt the portfolio performance of the Underlying Funds; and
•Increase expenses of the Underlying Fund and Separate Account due to increased broker-dealer commissions; and increased recordkeeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.
We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the Underlying Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.

If we, or an Underlying Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
•Rejecting transfer instructions from a Contract owner or other person authorized by the Owner to direct transfers;
•Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
•Limiting the number of unscheduled transfer during a Contract year to no more than 12;
•Prohibiting you from requesting a transfer among the Divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and
•Taking such other action as directed by the Underlying Fund.
The Underlying Funds have reserved the right to accept or reject, without prior written notice, any transfer requests.
In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two Business Days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance,
Material State Variations
Your Policy’s provisions may differ from the description in this prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in the state in which the Policy was issued. A general summary of material state variations is below. The specific variations from the information appearing in this prospectus which are required due to individual state requirements are contained in Your Policy, or in riders or endorsements attached to Your Policy. You should refer to Your Policy for these state specific features.

State with Variation	Provision/Rider	Description of Variation
DE, ND, SD	Free Look (Amount of Refund)	Premium refund states
DE	Free Look (Duration)	20 days on replacement
SD	Free Look (Duration)	30 days on replacement
FL, ND	Benefit Payment	Lump sum only
ND	Suicide Exclusion (Duration)	One year
FL	Surrender Value Enhancement Rider	Rider benefit is available on full policy surrenders related to a replacement or Section 1035 Exchange
IL, MD, TX	Aviation Exclusion	Not applicable
AZ, CT, GA, IL, KY, LA, MD, MN, MO, MT, NH, ND, OK, SD, TN, TX, W	Hazardous Sports Exclusion	Not applicable
NJ	Change of Insured Rider	Not available
NJ	Salary Increase Rider	Not available

PREMIUMS

Payment of Premiums
You may make unscheduled premium payments and/or planned periodic premiums. Planned periodic premiums are premiums in the amount and on the frequency you plan to pay. We will send premium reminder notices if you establish an annual, semiannual, or quarterly planned payment schedule. You may set up monthly preauthorized withdrawals to allow us to automatically deduct premium payments from your checking or other financial institution account.
The amount and frequency of your premium payments affects the policy value, the net policy value, and how long the Policy remains in force. Insufficient premium payments may cause the policy to lapse as described in POLICY TERMINATION AND REINSTATEMENT.
Premium payments may be delivered to us as follows:
•If you have established an annual, semiannual, or quarterly planned payment schedule, by sending payment in the reply envelope enclosed in the premium reminder notice; or
•By mailing your payment according to the instructions below.

Premium Payment Mailing Instructions:
Principal National Life Insurance Company
P.O. Box 10431
Des Moines, Iowa 50306-0431
Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers checks, credit card checks, and foreign checks.
Premiums Affecting Guarantee Provisions
No-Lapse Guarantee
Your initial premium must be at least the No-Lapse Guarantee Monthly Premium. After the initial premium, you may determine the amount and timing of subsequent premium payments (with certain restrictions); however, we recommend you continue to pay at least the No-Lapse Guarantee Monthly Premium. By meeting the No-Lapse Guarantee Monthly Premium requirement, your Policy is guaranteed not to terminate during the first ten Policy Years even if the Net Surrender Value is insufficient to cover the Monthly Policy Charge.
The no-lapse guarantee monthly premium is ((a) times (b)) divided by (c) where:
(a)    is the Face Amount divided by 1,000.
(b)    is the No-Lapse Guarantee Monthly Premium rate.
(c)    is 12.
The No-Lapse Guarantee Monthly Premium requirement is met if ((a) minus (b)) is greater than or equal to (c) where:
(a)    is the sum of premiums paid.
(b)    is the sum of all Loan Indebtedness and partial surrenders.
(c)    is the sum of the no-lapse guarantee monthly premiums since the Policy Date to the most recent Monthly Date.
If the no-lapse premium requirement is not met and the Net Surrender Value is insufficient to cover the Monthly Policy Charge, the Policy may terminate in the first ten Policy Years.
The No-Lapse Guarantee Monthly Premium rate is per $1,000 of Face Amount and may vary by issue age, risk classification, gender* and tobacco status. The no-lapse guarantee monthly premium is shown on your Policy.
* For Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans, the premiums are not based on the gender of the Insured.
Death Benefit Guarantee
If the Death Benefit Guarantee Rider is made a part of your Policy and you pay at least the Death Benefit Guarantee Premium Requirement, the death benefit guarantee period may last longer than the ten year period provided by the no-lapse guarantee provision. you choose whether you want the no-lapse guarantee period to extend to the Insured’s Attained Age 65, Attained Age 85 or Attained Age 100. Generally, a longer death benefit guarantee period will have a higher premium requirement.
The death benefit guarantee monthly premium is ((a) times (b)) divided by (c) where:
(a)    is the Face Amount divided by 1,000.
(b)    is the death benefit guarantee premium rate.
(c)    is 12.

Example If the Face Amount is $250,000 with Death Benefit Option 2 and the Insured is a 40-year old male with a risk classification of preferred non-tobacco:
	Premium Rate	Death Benefit Guarantee Monthly Premium
Death Benefit Guarantee to Attained Age 65	$12.57	$261.88
Death Benefit Guarantee to Attained Age 85	$21.04	$438.34
Death Benefit Guarantee to Attained Age 100	$26.82	$558.75
You choose the death benefit guarantee period based on your scheduled premium payments. The Death Benefit Guarantee Premium Requirement is met if ((a) minus (b)) is greater than or equal to (c) where:

(a)    is the sum of premiums paid.
(b)    is the sum of all Loan Indebtedness and partial surrenders.
(c)    is the sum of the death benefit guarantee monthly premiums since the Policy Date to the most recent Monthly Date.
If the Death Benefit Guarantee Premium Requirement is not met, the Death Benefit Guarantee Rider will terminate.
The death benefit guarantee premium rate is per $1,000 of Face Amount and may vary by issue age, risk classification, gender*, tobacco status and death benefit option. The death benefit guarantee monthly premium is shown on your Policy.
*    For Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans, the premiums are not based on the gender of the Insured.
Premium Limitations
The Internal Revenue Code imposes limits on premiums under the guideline premium/cash value corridor test, as well as to determine whether the policy is classified as a Modified Endowment Contract. If you make a premium payment that we determine exceeds one or both of these limits, we reserve the right to only accept that portion of the payment that is within the applicable limit(s) and refund or apply the excess premium as follows:
•If we receive such premium payments more than 30 days from the date the applicable limit will increase, we will refund the excess premium payment to you.
•If we receive such premium payments within 30 days from the date the applicable limit will increase, we will hold the excess premium payment in a non-interest bearing account and apply it to your policy once the applicable limit increases.
Allocation of Premiums
Net Premiums are allocated to the Divisions, Fixed Account and/or Fixed DCA Account according to your premium allocation instructions. For each Division, Fixed Account and Fixed DCA Account, the allocation percentage must be zero or a whole number. The total of all allocation percentages must equal 100. Net Premium payments are allocated as of the Valuation Period in which they are received in good order.
You may change the percentage allocation for future premium payments at any time by:
•sending a Written Request to us;
•calling us at 1-800-247-9988 (if telephone privileges apply); or
•visiting www.principal.com (if internet privileges apply).
The allocation changes are effective at the end of the Valuation Period in which your new instructions are received.
The Fixed Dollar Cost Averaging (DCA) Account
You may elect to have Net Premiums allocated to a Fixed DCA Account. The Fixed DCA Account must be selected at the time of application and requires an initial minimum Net Premium of $1,000. You may select either a 6-month or a 12-month DCA Duration. The DCA Duration cannot be renewed or extended. During the DCA Duration, subsequent Net Premiums may be allocated to the Fixed DCA Account.
On the first Monthly Date after the 20th day following the Effective Date, and on each Monthly Date thereafter through the DCA Duration, a portion of the value in the Fixed DCA Account is transferred. If the Monthly Date is not a Business Day, the transfer occurs on the next Business Day. The transfers are allocated to the Divisions and/or to the Fixed Account according to Your Fixed DCA allocation instructions. The transfers do not count against any limitations on the number of free transfers.
On each Monthly Date, the amount of the transfer is (a) divided by (b) where
(a)    is the value of Your Fixed DCA Account (which includes Net Premiums and interest credited).
(b)    is the number of months remaining in the DCA Duration.
For example, if Your Fixed DCA Account has a value of $4,000 and four months remain in the DCA Duration, the transfer amount would be $1,000 ($4,000 / 4).
The credited interest rate on the Fixed DCA Account is generally higher than the rate on the Fixed Account. Net Premiums are credited at the interest rate in effect on the date the Net Premium is allocated to the Fixed DCA Account. The 6-month DCA Duration and the 12-month DCA Duration generally have different credited interest rates.

You may make unscheduled transfers from the Fixed DCA Account to Divisions and/or the Fixed Account. Transfers into the Fixed DCA Account are not permitted.
After the DCA Duration, Net Premiums may not be allocated to the Fixed DCA Account. If at the end of the DCA Duration Your premium allocation percentages include allocating a portion of Net Premiums to the Fixed DCA Account, that portion will be allocated to the Money Market Division until you give us instructions otherwise.
Division Valuation
There is no guaranteed minimum Division value. Its value reflects the investment experience of the Division. It is possible that the investment performance could cause a loss of the entire amount allocated to the Division. Without additional premium payments or a Death Benefit Guarantee Rider, it is possible that no death benefit would be paid upon the Insured’s death.
At the end of any Valuation Period, your value in a Division is:
•the number of Units you have in the Division
•multiplied by the value of a Unit in the Division.
The number of Units is the total of Units purchased by allocations to the Division from:
•your initial premium payment (less Premium Expense Charges); plus
•subsequent premium payments (less Premium Expense Charges); plus
•transfers from another Division, the Fixed Account or the Fixed DCA Account; plus
•Account Value Enhancement, if any (for eligible policies with a Policy Date on or after May 16, 2015, and subject to state approval of all May 16, 2015 Modifications).
minus Units sold:
•for partial surrenders from the Division;
•as part of a transfer to another Division, the Fixed Account or the Loan Account; and
•to pay Monthly Policy Charges and any transaction fees.
We calculate Unit values on days that the NYSE is open for trading and trading is not restricted. We do not calculate Unit values on these recognized holidays: New Year’s Day; Labor Day; Martin Luther King, Jr. Day; Thanksgiving; President’s Day; Christmas; Good Friday, Memorial Day, Juneteenth and Independence Day. In addition, we do not calculate Unit values if an emergency exists making disposal or valuation of securities held in the Underlying Funds impracticable or if the SEC, by order, permits a suspension or postponement for the protection of security holders.
To calculate the Unit value of a Division, the unit value from the previous Business Day is multiplied by the Division’s net investment factor for the current Valuation Period. The number of Units does not change due to a change in unit value.
The net investment factor measures the performance of each Division. The net investment factor for a Valuation Period is calculated as follows:
[{the share price of the Underlying Fund at the end of the Valuation
Period before that day’s transactions
plus
the per share amount of the dividend (or other distribution) made by the Underlying Fund during the Valuation Period}
divided by
the share price of the Underlying Fund at the end of the previous Valuation Period after that day’s transactions]
When an investment owned by an Underlying Fund pays a dividend, the dividend increases the net asset value of a share of the Underlying Fund as of the date the dividend is recorded. As the net asset value of a share of an Underlying Fund increases, the Unit value of the corresponding Division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of Units you own in the Division.

DEATH BENEFITS AND POLICY VALUES

Death Proceeds
We will pay the death proceeds to the beneficiary(ies) subject to the provisions of the policy, after we receive:
•Notice and proof that the Insured died while the policy was in force and before the Policy Maturity Date. Proof of the Insured’s death consists of a certified copy of the death certificate of the Insured.
•Sufficient information to determine our liability, the extent of the liability, and the appropriate payee legally entitled to the proceeds; and
•Sufficient evidence that any legal impediments to payment of proceeds that depend on the action of parties other than us are resolved. Legal impediments to payment include, but are not limited to: (a) the establishment of guardianships and conservatorships; (b) the appointment and qualification of trustees, executors and administrators; and (c) the submission of information required to satisfy state and federal reporting requirements.
Payment of the death proceeds will be made within seven Business Days of receipt of the required documentation. We pay death proceeds first to the assignee, if any, in a lump sum. We pay the remainder to your named beneficiary(ies) as described below. If no beneficiary(ies) survives the Insured, we will pay the death proceeds to the Owner or the Owner’s estate unless you have given us Written Request otherwise.
We will pay death proceeds according to the benefit payment option (shown below) that you have chosen. If you do not select a benefit payment option, your named beneficiary(ies) may each choose to receive payment in a lump sum or according to a benefit payment option. If your beneficiary(ies) does not choose a benefit payment option, we will pay the death proceeds in a lump sum.
Death proceeds, calculated as of the date of the Insured’s death, are A minus B minus C where:
•A is the death benefit plus any proceeds from any benefit rider on the Insured's life;
•B is any Loan Indebtedness; and
•C, if the Insured's death occurs during a grace period, is the lesser of any overdue Monthly Policy Charges,         and, if applicable, the amount required to meet any no lapse provision or Death Benefit Guarantee Premium Requirement.
We pay interest on death proceeds as required by law.
Benefit Payment Instructions
While the Insured is alive, you may give us instructions for payment of death proceeds under one of the fixed benefit payment options shown below. If we have not received written benefit payment instructions from you prior to the Insured’s death, each of your beneficiaries may select either a lump sum distribution or one of the benefit payment options shown below. you may change your benefit payment instructions by sending us Written Request. If you change your beneficiary(ies) designation, your prior benefit payment instructions are automatically revoked.
Benefit Payment Options
Customized Benefit Arrangement
We will make benefit payments based on arrangements you have requested and we have agreed to in writing; e.g., equal payments made over a specified period of time; joint and survivor life income with a reduced survivor benefit, etc.
Life Income
We will make benefit payments for a person’s lifetime; payments stop after the death of that person. It is possible that we would make no payments if the person were to die before the first payment was due.
Life Income with Period Certain
We will make benefit payments for the longer of a person’s lifetime or a guaranteed period that you specify (must be between 5 to 30 years). If the person dies before all of the guaranteed payments have been made, we will continue to make the guaranteed payments to the person(s) you or your beneficiary designate until the end of the guaranteed period.
Joint and Survivor Life Income
We will make benefit payments for the longer of the lifetimes of two named people. Payments stop upon the death of the survivor of the two persons. It is possible that we would make no payments if both persons were to die before the first payment was due.

Joint and Survivor Life Income with Period Certain
We will make benefit payments for the longer of the lifetimes of two named people or a guaranteed payment period that you specify (must be between 5 to 30 years). If both people die before all of the guaranteed payments have been made, we will continue to make the guaranteed payments to the person(s) you or your beneficiary designates until the end of the guaranteed period.
These benefit payment options are also available if the Policy matures or is surrendered.
Death Benefit Options
The death benefit option is selected at the time of application. If a death benefit option is not chosen, the Policy will be issued with Death Benefit Option 1. The three death benefit options available are:
Death Benefit Option 1
The death benefit equals the greater of:
•the Face Amount; or
•the amount found by multiplying the Policy Value by the applicable percentage*.
Death Benefit Option 2
The death benefit equals the greater of:
•the Face Amount plus the Policy Value; or
•the amount found by multiplying the Policy Value by the applicable percentage*.
Death Benefit Option 3
The death benefit equals the greater of:
•the Face Amount plus the greater of a) premiums paid less partial surrenders and b) zero; or
•the amount found by multiplying the Policy Value by the applicable percentage*.
*    The applicable percentage tables are in APPENDIX D and are based on our interpretation of Section 7702 of the Internal Revenue Code as set forth below. The table which applies to your Policy is determined by your choice of either the guideline premium/cash value corridor test or the cash value accumulation test.
Example:    The following assumptions are made to demonstrate the use of the Tables found in APPENDIX D.
Death Benefit Option: 1
Face Amount: $250,000
Policy Value: $150,000
Definition of Life Insurance Test: Guideline Premium/Cash Value Corridor Test Attained Age: 40
Risk Class: Preferred Non-Tobacco
Applicable Percentage:  250%
Death Benefit = $375,000 ($150,000 x 250%)
If the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percentage would be 399.00% (assuming the Insured is a male) and the death benefit would be $598,500.
Change in Death Benefit Option
You may change the death benefit option on or after the first policy anniversary. Up to two changes are allowed per Policy Year. Your request must be made in writing and approved by us. The effective date of the change will be the Monthly Date that coincides with, or next follows, our approval. If the death benefit option change involves a Face Amount decrease, you may elect to keep the current Face Amount, subject to underwriting review and approval.
The option may not be changed from Death Benefit Option 1 to Death Benefit Option 3 or from Death Benefit Option 2 to Death Benefit Option 3. We will increase or decrease the Face Amount so that the death benefit immediately after the change equals the death benefit before the change.

Changing from Death Benefit Option 1 to Death Benefit Option 2
We will decrease the Face Amount. The amount of the decrease is equal to the Policy Value on the effective date of the change. If there have been increases in the Face Amount, the decrease of Face Amount will be made on a last in, first out basis. Because the death benefit can continue to increase under Death Benefit Option 2, therefore increasing the Company’s risk, we may require proof of insurability. In addition, cost of insurance charges will likely increase.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,000,000	$50,000
after the change	after the change	after the change
$950,000 ($1,000,000 - $50,000)	$1,000,000 ($950,000+$50,000)	$50,000

Changing from Death Benefit Option 2 to Death Benefit Option 1
We will increase the Face Amount. The amount of the increase is equal to the Policy Value on the effective date of the change. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,050,000 ($1,000,000 + $50,000)	$50,000
after the change	after the change	after the change
$1,050,000 ($1,000,000 + $50,000)	$1,050,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 1
We will increase the Face Amount. The amount of the increase is equal to the amount by which the total premiums paid exceed total partial surrenders as of the effective date of the change. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes total premiums paid are $30,000, total partial surrenders are $10,000.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$1,020,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 2
We will either increase or decrease the Face Amount by subtracting the Policy Value from the greater of a) premiums paid less partial surrenders and b) zero. Because the death benefit can continue to increase under Death Benefit Option 2, therefore, increasing the Company’s risk, We may require proof of insurability. In addition, cost of insurance charges will likely increase. This example assumes that total premiums paid are $30,000, total partial surrenders are $10,000.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$970,000 ($1,000,000 + ($30,000 - $10,000) - $50,000)	$1,020,000 ($970,000 + $50,000)	$50,000

Maturity Proceeds
If your Policy is in force and the Insured is living on the Policy Maturity Date shown on the Data Pages, you may elect to be paid the Policy's maturity proceeds which are equal to the Net Surrender Value.
If the Extended Coverage Rider is attached but you wish to receive the maturity proceeds at the Policy’s maturity and avoid conversion to Death Benefit Option 1, you must send Written Request to our Home Office.

Adjustment Options
Increase in Face Amount
You may request an increase provided that the Policy is not in a grace period and Monthly Policy Charges are not being waived under a rider. The minimum increase in Face Amount is $50,000 ($10,000 for special underwriting programs). A Face Amount increase request made in the first 10 Policy Years will increase the No-Lapse Guarantee Monthly Premium for the remainder of the 10 years.
The request must be made on an Adjustment application. The application must be signed by the Owner(s) and the Insured. If your request is not approved, no changes are made to your Policy.
We will approve your request if:
•the Attained Age of the Insured does not exceed the maximum age limit that applies to the Policy on a new issue basis;
•the amount of the Face Amount increase is at least the Minimum Face Amount Increase shown on the Data
•Pages;
•You supply evidence which satisfies us that the Insured is alive and insurable under our underwriting guidelines then in effect;
•the death proceeds less the Policy Value does not exceed our maximum limits as defined under our
•underwriting guidelines then in effect;
•Your policy is not in a grace period;
• the Face Amount after Adjustment is not less than the Minimum Face Amount shown on the Data Pages; and
•Your Monthly Policy Charges or premiums are not being waived under any rider.
The increase in Face Amount is in a risk classification determined by us. The Adjustment is effective on the Monthly Date on or next following our approval of your request.
If you want insurance coverage to start at the time the Adjustment application is submitted, an “adjustment premium” payment must be sent with the completed application. The amount of the adjustment premium is based on the Face Amount of the Policy, issue age, gender and tobacco status. This amount is shown on the policy illustration provided to you by your registered representative. If this amount is submitted with the application, an adjustment premium conditional receipt will be given to you. The receipt acknowledges the adjustment premium payment and details any interim conditional insurance coverage.
Any adjustment premium payment made in connection with the Adjustment application is held in our general account without interest (for a period of up to 60 days) while we complete underwriting for the Adjustment. If we approve the Adjustment, on the effective date of the Adjustment, the amount of the adjustment premium payment being held minus the Premium Expense Charge is moved to the Divisions, Fixed Account and/or Fixed DCA Accounts according to your then current premium allocation percentages.
The cost of insurance charge will increase in the event of an increase in a Policy’s Face Amount. If there is insufficient value to pay the higher charges after an increase in Face Amount, the entire Policy (not just the incremental increase in Face Amount) will terminate, unless the no-lapse or death benefit guarantees are in effect.
Decrease in Face Amount
On or after the first policy anniversary, you may request a decrease in the Face Amount. No transaction fee is imposed on decreases in the Face Amount. A decrease in Face Amount lowers the cost of insurance charges but does not reduce surrender charges or the No-Lapse Guarantee Monthly Premium requirement. A request for a decrease requires the following:
•the request must be made on an Adjustment application;
•the application must be signed by the Owner(s);
•the Policy is not in a grace period;
•Monthly Policy Charges are not being waived under a waiver rider;
•the decrease is at least the minimum amount as determined by our underwriting guidelines in place at the time of your request;
•the decrease may not reduce the Face Amount below $100,000;
•cumulative Face Amount decreases in Policy Years two through five cannot exceed 35% of the Initial Face Amount; and
•if there have been previous increases in the total Face Amount, the decrease of total Face Amount will be made on a last in, first out basis.

A decrease may not be allowed if the decrease would cause a refund of premium and/or the distribution of the Policy Value in order to maintain compliance with the limits required by the Internal Revenue Code relating to the definition of life insurance.
Policy Values
Your Policy Value is equal to the sum of the values in your Divisions, Fixed Account, Fixed DCA Account and Loan Account. your Policy Value:
•increases as premiums are applied and when interest is credited.
• decreases as policy loans, partial surrenders, unpaid loan interest and policy expenses are deducted.
•can increase or decrease as the investment experience of your chosen Divisions fluctuates.
•for eligible policies with a Policy Date on or after May 16, 2015, and subject to state approval of all May 16, 2015 Modifications, may increase due to any Account Value Enhancement amounts credited to your policy.
Account Value Enhancement (For policies with a Policy Date on or after May 16, 2015)*
In Policy Years 11 and later, and provided your policy is not terminated, we may credit an Account Value Enhancement to your policy on each Monthly Date. The Account Value Enhancement is not guaranteed, and we reserve the right to change or discontinue it at any time and in accordance with applicable law. The Account Value Enhancement, if any, is based on reduced costs in later Policy Years. There is no additional charge for the Account Value Enhancement. The Account Value Enhancement percentage, if any, will be determined on a uniform basis for all policies eligible for an Account Value Enhancement, and any such percentage will be multiplied by your Account Value (your Policy Value excluding any values your policy has in the Loan Account) to determine the amount of your Account Value Enhancement. The annual policy statement we provide to you once each year will indicate the amount of any Account Value Enhancement credited to your policy. We will allocate any Account Value Enhancement according to your most recent premium allocation instructions on file with us.
For more information about how an Account Value Enhancement may impact your Policy, contact your registered representative and request a personalized illustration.
*    In states where all May 16, 2015 Modifications are approved.

OPTIONAL BENEFITS UNDER THE POLICY
Subject to certain conditions, you may add one or more of the optional insurance benefits summarized in the table below. More information follows the table, and detailed information may be obtained from a registered representative or our Home Office. Not all optional insurance benefits (including those referred to below as "standard") are available to all Owners or in all states, and provisions may vary. Costs of optional insurance benefits are deducted from your Policy Value. See SUMMARY: FEE TABLES for charges.

Optional Benefit/Rider	Purpose	Standard/Optional	Charge	Other Restrictions/Limitations
Accelerated Benefit	provides the option to receive an advance of a portion of the death proceeds if the Insured becomes diagnosed as terminally ill with a life expectancy of less than 12 months	Optional(1)	No(2)	Limited to 75% of Face Amount, up to a maximum of $1,000,000. Advance may be taxable.
Change of Insured	allows the business to change the Insured when an employee leaves employment or ownership of the business changes	Optional	No	available on business cases only
Cost of Living Increase	provides increases in the Face Amount every three years, to the Insured’s age 55, without requiring evidence of insurability	Standard(3)	No(4)
Death Benefit Advance	provides option to receive an advance of a portion of the death benefit if the Insured incurs a qualifying event (such as terminal illness).	Standard(3)	No(2)	maximum advance is based on the death benefit as of the date the claim is approved. Advance may be taxable.
Death Benefit Guarantee	guarantees the Policy will not lapse before the Insured attains a specified age if premiums paid equal or exceed the Death Benefit Guarantee Premium requirement	Standard(3)	No	The level of premium at issue determines specified age. If the rider terminates, it may not be reinstated.
Extended Coverage	extends the Policy beyond the maturity date as long as the Policy is still in-force and the Insured is living on the Policy Maturity Date	Standard	No	After the Policy Maturity Date, certain limitations and restrictions are imposed on the Policy.
Life Paid-Up (Overloan Protection)	Under certain circumstances, guarantees the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance	Optional	Yes	Once the benefit begins, certain limitations and restrictions are imposed on the Policy. Consult your tax advisor regarding this rider.
Return of Cost of Insurance	subject to certain conditions, provides for the return of the cost of insurance charges paid, credited to the Policy Value over a period of five years.	Standard(3)	No	Available only for Policy Dates before 5/16/2015. If the policy terminates or becomes paid-up due to the Life Paid-Up Rider, any benefit not credited is forfeited.
Salary Increase	provides increases in the Face Amount, up to the rider benefit amount, based on salary adjustments without requiring evidence of insurability.	Optional	Yes	available on business cases only. If you elect this rider, we will not add the Cost of Living Increase Rider to your Policy.
Surrender Value Enhancement	reduces a portion of the surrender charges if you fully surrender your Policy within the first seven Policy Years.	Optional	Yes	only available for business and approved premium finance cases. Surrender cannot be related to a replacement or exchange. If you use this rider, you cannot use of the Cost of Living Increase or Salary Increase Riders.
Waiver of Monthly Policy Charge	pays the Monthly Policy Charges of the Policy if the Insured becomes disabled and loses his/her ability to earn an income.	Optional	Yes	approval required; may be added when Insured’s Attained Age is not greater than 59.
Waiver of Specified Premium	pays the Planned Periodic Premium on the Policy if the Insured becomes disabled and loses his/her ability to earn an income.	Optional	Yes	approval required; may be added when Insured’s Attained Age is not greater than 59.
(1)    If the Death Benefit Advance Rider is not available to you, we will automatically add this rider to your Policy at issue.
(2)    Death proceeds payable upon the death of the Insured will be reduced by the amount of the death proceeds advanced plus interest charged. In addition, we may, in the future, charge an administrative fee of up to $150 for each death benefit advance.
(3)     Availability of these riders varies. See the more detailed information below.
(4)     Additional charges apply to increased Face Amount.

Accelerated Benefits Rider
If the Death Benefit Advance Rider is not available to you, we will automatically add this rider to your Policy at issue. Under this rider, you can choose to receive an advance of a portion of the death proceeds if the Insured has been diagnosed as terminally ill and has a life expectancy of less than 12 months. (The definition of terminally ill may vary in some states). You can request up to 75 percent of the total Face Amount, minus any outstanding policy loans and unpaid loan interest and previously paid accelerated benefit, up to a maximum of $1,000,000. There is no charge for this rider; however, we will place a lien against the Policy Value and death benefit in an amount equal to the advance plus interest charged during the advance period, and we will reduce the death proceeds by the amount of the lien. Interest charged on the advance will not exceed 5.50% annually. Interest accrues daily on the advance, accrued interest is added to the advance on the policy anniversary and will bear interest. In addition, we may, in the future, charge a one-time maximum administrative fee of $150.
For example, assume the total Face Amount is $100,000 and there are no outstanding loans, interest, or previously paid accelerated benefit. If the Insured qualifies as terminally ill, up to $75,000 may be requested. When the Insured dies, the death proceeds are reduced by $75,000 and 5.50% interest on that amount ($4,125 if the loan was outstanding for one year), accrued as noted above.
Receipt of a death benefit advance may be taxable. Before you make a claim for a death benefit advance, you should seek assistance from your personal tax advisor.
Change of Insured Rider
This rider is available on business cases only and may be added at any time prior to the proposed Insured’s issue age 69. It allows the business to change the Insured when an employee leaves employment or ownership of the business changes. We must receive satisfactory evidence of insurability (according to our underwriting guidelines then in effect) for the newly named Insured. Future cost of insurance rates are based on the gender, issue age, tobacco status and risk classification of the newly named Insured. Until the effective date of the change of insured application, coverage remains in effect on the life of the prior Insured. The death proceeds are paid when the newly named Insured dies. There is no charge for this rider.
Cost of Living Increase Rider
This rider is added automatically to all Policies with a risk classification of standard or better where the Insured’s issue age is 52 or under, unless you elect the Salary Increase Rider. This rider provides increases in the Face Amount every three years, to the Insured’s age 55, without requiring evidence of insurability. There is no charge for adding this rider; however, we will increase the monthly policy charge and surrender charge to cover the costs and charges for any increase in the Face Amount made under this rider. For example, if you have a Policy with a $100,000 Face Amount, and on the third Policy Anniversary the formula for this rider in your Data Pages would allow for a $10,000 Face Amount increase, you could elect to increase your Face Amount at that time to $110,000. Your Monthly Policy Charge and surrender charge would increase, based on a Face Amount of $110,000.
Death Benefit Advance Rider
Subject to state availability, this rider is added automatically to all Policies issued with a risk classification of standard or better and not part of a special underwriting program. Under this rider, you can choose to receive an advance of a portion of the death benefit if the Insured incurs a qualifying event: being diagnosed with a terminal illness or catastrophic health condition (as defined in the rider) or being permanently confined to a nursing home. (One or more qualifying event definitions may be different in some states.) The maximum amount available is based on the death benefit as of the date the claim is approved. There is no charge for this rider; however, we will place a lien against the Policy Value and death benefit in an amount equal to the advance plus interest charged during the advance period, and we will reduce the death proceeds by the amount of the lien. Interest charged on the advance will not exceed 18% annually. Interest accrues daily on the advance, accrued interest is added to the advance on the policy anniversary and will bear interest at the same rate charged for a policy loan. In addition, we may, in the future, charge a one-time maximum administrative fee of $150.
For example, assume the Insured experiences a qualifying event, such as being permanently confined to a nursing home and elects to request a $40,000 advance. When the Insured dies, the death proceeds are reduced by $40,000 and 18% interest on that amount ($7,200 if the loan was outstanding for one year), accrued as noted above.
Receipt of a death benefit advance may be taxable. Before you make a claim for a death benefit advance, you should seek assistance from your personal tax advisor.

Death Benefit Guarantee Rider
This rider is automatically made a part of the Policy at issue as long as the premium (planned or paid) is equal to or greater than the annual Death Benefit Guarantee Premium Requirement. This rider provides that your Policy will not lapse before the Insured attains a specified age if premiums paid equal or exceed the Death Benefit Guarantee Premium Requirement. The level of premium (planned or paid) at issue determines whether the no-lapse guarantee is extended to the Insured’s Attained Age 65, Attained Age 85 or Attained Age 100. The Death Benefit Guarantee Premium Requirement is described in PREMIUMS - Premiums Affecting Guarantee Provisions, and an illustration (available at no charge from your registered representative or our home office) will provide the Death Benefit Guarantee Premium Requirement applicable to your Policy.
If on any Monthly Date, the death benefit guarantee premium is not met, we send you a notice stating the premium required to keep the rider in effect. If the premium required to maintain the rider is not received in our home office before the expiration of the 61 days (which begins when the notice is mailed), the death benefit guarantee is no longer in effect and the rider is terminated. If the rider terminates, it may not be reinstated (except in states where reinstatement is required). The rider may not be added after the Policy has been issued. There is no charge to purchase this rider; however, sufficient premiums are required to be paid in order for the rider benefits to apply.
Extended Coverage Rider
This rider is added automatically to all Policies when issued. This rider extends the Policy beyond the Policy Maturity Date as long as the Policy is still in force and the Insured is living on the Policy Maturity Date. The Policy will then terminate upon the Insured’s death. No Monthly Policy Charges are deducted after the Policy Maturity Date. No additional premium payments are allowed, Adjustment options are not available and the death benefit option is changed to Death Benefit Option 1. All Division and Fixed Account values will be transferred to the Money Market Division and no further transfers are allowed. However, your right to take partial surrenders and loans is not restricted. For example, assume the Policy Maturity Date is December 31, 2021, and the Insured is still living on that date. Instead of maturity proceeds being paid on that date, this rider extends the Policy, and death proceeds are paid under Death Benefit Option 1 when the Insured dies.
You may choose not to extend the Policy Maturity Date by requesting the rider not be attached to your Policy. There is no charge for this rider.
Life Paid-Up Rider (Overloan Protection)
This rider may be elected at any time prior to the Policy Maturity Date. Under certain circumstances, this rider can guarantee the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance. The rider benefit will begin on any Monthly Date the following conditions are satisfied:
•the Loan Indebtedness is at least 92% of the Surrender Value;
•there is sufficient Net Surrender Value to cover the one-time rider charge;
•the Insured’s Attained Age is 75 years or older;
•the Policy has been in force for at least 15 Policy Years; and
•premiums paid have been surrendered.
For Policies issued with the cash value accumulation test, we reserve the right to begin the rider benefit when the Loan Indebtedness is at least 86% of the Surrender Value and all other conditions are satisfied. The amount of Loan Indebtedness is stated in the annual policy statement you receive each Policy Year.
Once the rider benefit begins:
•All values in the Divisions are immediately transferred to the Fixed Account where they will earn interest.
•No further Monthly Policy Charges are deducted for the remaining paid-up death benefit.
•No new premium payments, Face Amount adjustments, partial surrenders or loans are allowed.
•If death benefit option 2 or 3 is in effect, your death benefit option will change to death benefit option 1 and you may no longer change the death benefit option.
•your Loan Indebtedness remains and interest will continue to accrue on the Loan Indebtedness. However, loan payments can be submitted.
•All optional riders, except the extended coverage rider, will automatically be terminated.

There is a one-time maximum charge of 13.5% of the Policy Value, which is taken from the Policy Value on the date the rider benefit begins. For example, if your Policy Value is $100,000, it will be reduced by $13,500 when the benefit begins. We will send you new data pages reflecting the change. You have the right to reject this change by giving Us Notice.
The Internal Revenue Service has not taken a position on the Life Paid-Up rider. You should consult your tax advisor regarding this rider.
Return of Cost of Insurance Rider (Available only to Policies with a Policy Date before May 16, 2015)
This rider was added automatically to all Policies with a Policy Date before May 16, 2015. In states where all May 16, 2015 Modifications have been approved, the Return of Cost of Insurance Rider will not be available to policies with a Policy Date on or after May 16, 2015; in states where all May 16, 2015 Modifications have not been approved, the Return of Cost of Insurance Rider will continue to be automatically applied to Policies.
This rider provides for the return of the cost of insurance charges. The returned charges are credited to the Policy Value annually on the policy anniversary in equal amounts over a period of five years. The total amount credited is the sum of the cost of insurance charges for the Face Amount paid up to the time this benefit begins. The benefits begin as of the later of the last day of the 15th Policy Year or the last day of the Insured’s Attained Age 59 Policy Year. The benefit is applied according to the premium allocation instructions in effect at that time. If the policy terminates for any reason or becomes paid-up due to the Life Paid-Up Rider, any benefit not credited is forfeited. There is no charge for this rider.
Salary Increase Rider
This rider is available on business owned or business sponsored Policies only and may be elected at any time prior to issue. If elected, the Cost of Living Increase Rider is not available.This rider provides increases in the Face Amount, up to the rider benefit amount, based on salary adjustments without requiring evidence of insurability. The rider benefit amount is any amount you select subject to the then current underwriting guidelines. For Insureds with a risk classification of standard or better, the charge for this rider is taken at a monthly rate of $0.13 per $1,000 of rider benefit in excess of $30,000. When exercised, the Monthly Policy Charge and surrender charge will be increased to cover the costs and charges for any increase in the Face Amount made under this rider. For example, if you have a Policy with a $100,000 Face Amount, and the formula for this rider in your Data Pages would allow for a $10,000 Face Amount increase, you could elect to increase your Face Amount at that time to $110,000. Your Monthly Policy Charge and surrender charge would increase, based on a Face Amount of $110,000. Since the rider benefit does not exceed $30,000, there would not be a charge for this rider.
Surrender Value Enhancement Rider
This rider is only available for Policies issued for business cases and approved premium finance cases. Premium financing involves the lending of money, typically by a third party finance entity, to cover the cost of an insurance premium. Policies with the rider must be sufficiently funded as defined in our then current underwriting guidelines. The rider may not be added after the Policy has been issued.
This rider provides for a waiver of a portion of the surrender charges for a limited time. If you fully surrender your Policy within the first seven Policy Years, we will reduce the amount of surrender charge we collect; provided, however, that the full policy surrender is not related to a replacement or exchange. In addition, we may provide an additional amount that is equivalent to a stated percentage of the sum of premiums received less partial surrenders since issue. The additional amount varies by age, gender and risk class of the Insured. The use of this rider disqualifies the use of the Cost of Living Increase Rider and the Salary Increase Rider. If the Policy is issued with the rider, an additional sales charge (independent of the sales charge applicable to all Policies) is imposed on premium paid in excess of Target Premium in the first seven Policy Years. Contact your registered representative to see if this rider is available for your Policy, to obtain more information about the additional sales charges that would apply to you under this rider, and to request a personalized illustration.
Waiver of Monthly Policy Charges Rider
The rider may be added at any time that the Insured’s Attained Age is not greater than 59. Our approval, under our then current underwriting guidelines, is required to add this rider. This rider pays the Monthly Policy Charges of the Policy if the Insured becomes disabled (as described in the rider) and loses his/her ability to earn an income. There is a charge for this rider and the charge varies based on the Attained Age, risk classification and gender of the Insured. You may obtain more information about the charge that would apply to you by contacting your registered representative or by phoning 1-800-247-9988 and requesting a personalized illustration.

Waiver of Specified Premium Rider
The rider may be added at any time that the Insured’s Attained Age is not greater than 59. Our approval, under our then current underwriting guidelines, is required to add this rider. This rider pays the Planned Periodic Premium on the Policy if the Insured becomes disabled (as described in the rider) and loses his/her ability to earn an income. There is a charge for this rider and the charge varies based on the Attained Age, risk classification and gender of the Insured. You may obtain more information about the charge that would apply to you by contacting your registered representative or by phoning 1-800-247-9988 and requesting a personalized illustration.
SURRENDERS AND PARTIAL SURRENDERS
Surrenders
You must send us a Written Request for any surrender. The request must be signed by all Owners, irrevocable beneficiary(ies), if any, and any assignees. The surrender is effective and the Surrender Value calculated as of the end of the Valuation Period during which we receive the Written Request for surrender. Partial surrenders may negatively affect your no-lapse guarantee provision and your Death Benefit Guarantee Rider, if applicable.
Total and partial surrenders from the Policy are generally paid within five Business Days of our receipt of the Written Request for surrender. Certain delays in payment are permitted (see GENERAL DESCRIPTION OF THE POLICY - Delay of Payments).
Full Surrenders
You may surrender the Policy while the Policy is in effect. If the full surrender is within ten years of the Policy Date or a Face Amount increase, a surrender charge is imposed. There is no refund of any Monthly Policy Charges deducted before the full surrender effective date.
Unscheduled Partial Surrenders
On or after the first policy anniversary and prior to the Policy Maturity Date, you may surrender a part of the Net Surrender Value. Up to two unscheduled partial surrenders may be made during a Policy Year. An unscheduled partial surrender may not be less than $500. The total of your two unscheduled partial surrenders during a Policy Year may not be greater than 75% of the Net Surrender Value (as of the date of the request for the first unscheduled partial surrender in that Policy Year). The unscheduled partial surrender may not decrease the Face Amount to less than $100,000.
Your Policy Value is reduced by the amount of the surrender. Partial surrenders will negatively affect your death benefit and your Death Benefit Guarantee Rider if applicable. We surrender Units from the Divisions and/or values from the Fixed Account to equal the dollar amount of the surrender request. The surrender is deducted from your Division(s) and/ or Fixed Account according to the surrender allocation percentages you specify. If surrender allocation percentages are not specified, the deduction is made using your Monthly Policy Charge allocation percentages. No surrender charge is imposed on an unscheduled partial surrender.
An unscheduled partial surrender may cause a reduction in Face Amount. If the Face Amount had been increased, any reduction of the Face Amount is made on a last in, first out basis.
•If the Death Benefit Option 1 is in effect and the death benefit equals the Face Amount, the Face Amount is reduced by the amount of the unscheduled partial surrender that is not deemed to be a preferred partial surrender. In situations where the death benefit is greater than the Face Amount, the Face Amount is reduced by the amount the unscheduled partial surrender exceeds the difference between the death benefit and Face Amount.
Preferred Partial Surrenders (pertains only if Death Benefit Option 1 is in effect)
During Policy Years two through fifteen, 10% of the Net Surrender Value as of the end of the prior Policy Year may be surrendered without a subsequent decrease in the Face Amount. Any amount surrendered in excess of 10% causes a reduction in the Face Amount. The 10% preferred partial surrender privilege is not cumulative from year-to-year and cannot exceed $100,000 in any Policy Year or $250,000 over the life of the Policy.
The maximum amount of preferred partial surrenders in a Policy Year is the lesser of ((a) plus (b)) or (c) where:
(a)    is the amount of the unscheduled partial surrender.
(b)    is the amount of any preferred partial surrenders in the same Policy Year.
(c)    is 10% of the Net Surrender Value at the end of the prior Policy Year.

•If the Death Benefit Option 2 is in effect, there is no reduction in the Face Amount upon an unscheduled partial surrender.
•If the Death Benefit Option 3 is in effect, the Face Amount is reduced by the lesser of (a) or (b) where:
(a)    is the unscheduled partial surrender amount;
(b)    is the greater of (i) the amount that total partial surrenders exceed total premiums paid, or (ii) zero.
Scheduled Partial Surrenders
On or after the first policy anniversary and prior to the Policy Maturity Date, you may elect to receive part of your Net Surrender Value automatically on any Monthly Date.
•You select the amount of the surrender and the surrender frequency (annually, semi-annually, quarterly or monthly (based on Policy Year)).
•The surrender is deducted from your Division(s) and/or Fixed Account according to your Monthly Policy Charge allocation percentages.
•Each scheduled partial surrender may not be greater than 90% of the Net Surrender Value (as of the date of the scheduled partial surrender).
•Scheduled partial surrenders will continue until we receive your instructions to stop them or until surrenders equal premiums paid. Once surrenders equal premiums paid, if there is any remaining Net Surrender Value, scheduled policy loans will automatically begin, unless you direct us otherwise, so as to provide you the same dollar amount at the same frequency as you had received under the scheduled partial surrenders.
•A scheduled partial surrender may cause a reduction in Face Amount:
•If Death Benefit Option 1 is in effect and the death benefit equals the Face Amount:
•on the first Monthly Date a scheduled partial surrender is effective (and each subsequent policy anniversary) the Face Amount is reduced.
•the amount of the reduction is the sum of the scheduled partial surrenders planned for that Policy Year that are not deemed to be a preferred partial surrender.
•If the amount of the scheduled partial surrender is increased, the Face Amount is reduced on the Monthly Date the change is effective. If the amount of the scheduled partial surrender is decreased, the Face Amount is not increased.
If the death benefit is greater than the Face Amount, the Face Amount is reduced by the amount determined above which exceeds the difference between the death benefit and Face Amount.
Preferred Partial Surrender (pertains only if Death Benefit Option 1 is in effect)
During Policy Years two through fifteen, 10% of the Net Surrender Value as of the end of the prior Policy Year may be surrendered without a subsequent decrease in the Face Amount. Any amount surrendered in excess of 10% causes a reduction in the Face Amount. The 10% preferred partial surrender privilege is not cumulative from year-to-year and cannot exceed $100,000 in any Policy Year or $250,000 over the life of the Policy.
The maximum amount of preferred partial surrenders in a Policy Year is the lesser of ((a) plus (b)) or (c) where:
(a)    is the sum of the scheduled partial surrenders planned for that Policy Year.
(b)    is the amount of any preferred partial surrenders in the same Policy Year.
(c)    is 10% of the Net Surrender Value at the end of the prior Policy Year.
•If the Death Benefit Option 2 is in effect, there is no reduction in the Face Amount due to scheduled partial surrenders.
•If the Death Benefit Option 3 is in effect, the Face Amount is reduced on the first Monthly Date a scheduled partial surrender is effective and on each subsequent policy anniversary. The Face Amount may also be reduced on the Monthly Date any increase to a scheduled partial surrender is effective. The Face Amount is reduced by the lesser of (a) or (b) where:
(a)    is the scheduled partial surrender amounts planned for that Policy Year;
(b)    is the greater of (i) the amount that total partial surrenders exceed total premiums paid, or (ii) zero.

LOANS

Policy Loans
While your Policy is in effect and has a Net Surrender Value, you may borrow money from us with the Policy as the security for the policy loan.
•The maximum amount you may borrow is 90% of the Net Surrender Value as of the date we process the policy loan. The maximum amount you may borrow may be different in some states.
•You may request a policy loan of $5,000 or less by calling us at 1-800-247-9988. If you are requesting a policy loan of more than $5,000, your request must be made in writing.
•Generally, policy loan proceeds are sent within five Business Days from the date we receive your request (see GENERAL DESCRIPTION OF THE POLICY — Delay of Payments).
•Requests for policy loans from any joint Owner are binding on all joint Owners.
•Policy loans may negatively affect your no-lapse guarantee provision and your Death Benefit Guarantee Rider, if applicable (see POLICY TERMINATION AND REINSTATEMENT — Policy Termination (Lapse)).
You are charged interest on any Loan Indebtedness. During the first ten Policy Years, the interest rate is 5.50% of Loan Indebtedness per year. After Policy Year ten, the interest rate is 4.00% of Loan Indebtedness per year. Interest accrues daily and is due and payable at the end of the Policy Year. If interest is not paid when due, it is added to the Loan Indebtedness. Adding unpaid interest to the Loan Indebtedness causes additional amounts to be withdrawn from your Fixed Account, Fixed DCA Account and/or Division(s) and transferred to the Loan Account. Withdrawals are made in the same proportion as the allocation used for the most recent Monthly Policy Charge.
A policy loan generally has a permanent effect on Policy Values because borrowed amounts do not reflect the investment experience of the Division(s) or the interest credited to the Fixed Account and Fixed DCA Account. In addition, Loan Indebtedness is subtracted from:
•death proceeds at the death of the Insured;
•Surrender Value upon full surrender or termination of a Policy; and
•maturity proceeds paid.
Loan Indebtedness reduces your Net Surrender Value. If the Net Surrender Value is less than the Monthly Policy Charges on a Monthly Date, the 61-day grace period provision applies (see POLICY TERMINATION AND REINSTATEMENT – Policy Termination (Lapse)).
If the Policy terminates with an outstanding loan balance, there may be negative tax consequences.
Loan Account
When a policy loan is taken, a Loan Account is established. The Loan Account is part of our general account.
An amount equal to the loan is transferred from your Divisions and/or Fixed Account to your Loan Account. You may instruct us on the proportions to be taken from your Divisions or the Fixed Account. There are no restrictions on which Divisions or accounts that the loan amount can be transferred from.
Your Loan Account earns interest from the date of transfer. The Loan Account interest rate is 4.00% of the amount in the Loan Account per year. Interest accrues daily and is paid at the end of the Policy Year.
The net policy loan charge is 1.50% of Loan Indebtedness in Policy Years 1-10 and 0.00% of Loan Indebtedness thereafter.
Unscheduled Loans
Unscheduled loans are available in all Policy Years. You may instruct us on the proportions to be taken from your accounts. If you do not provide such instruction, the loan amount is withdrawn in the same proportion as the allocation used for the most recent Monthly Policy Charge.
Scheduled Loans
After the first Policy Year, scheduled policy loans are available on any Monthly Date if you have withdrawn, through partial surrenders, an amount equal to or exceeding total premiums paid. A scheduled loan is the equivalent of a scheduled withdrawal of earnings following the withdrawal of all premiums paid. Scheduled loans may occur on a monthly, quarterly, semiannual or annual basis (based on the Policy Year). The loan amount is withdrawn from your Divisions in the same proportion as the most recent Monthly Policy Charge.

Loan Payments
While the Policy is in force and before the Insured dies, you may pay the Loan Indebtedness as follows:
•policy loans may be repaid totally or in part;
•repayments are allocated to the Division(s), Fixed Account and Fixed DCA Account in the proportions used for allocation of premium payments;
•payments that we receive that are not designated as premium payments are applied as loan repayments if there is any Loan Indebtedness;
•the repayments are allocated as of the Valuation Period in which we receive the repayment; and
•repayments are to be sent to our Home Office.
POLICY TERMINATION AND REINSTATEMENT

Policy Termination (Lapse)
During the first 10 Policy Years, a Policy will enter a grace period and is at risk of terminating if (i) the Policy does not satisfy the “no-lapse guarantee test” described below and (ii) the Net Surrender Value on any Monthly Date is less than the Monthly Policy Charge.
After the first 10 Policy Years, a Policy will enter a grace period and is at risk of terminating if the Net Surrender Value on any Monthly Date is less than the Monthly Policy Charge.
During a grace period, as described below, you may pay the minimum required premium to keep your Policy in force. A Policy will terminate if you have not paid the minimum required premium before the grace period expires.
The Policy also terminates:
•when you make a full Policy surrender;
•when death proceeds are paid; and
•when the maturity proceeds are paid.
When the Policy terminates, all privileges and rights of the Owner(s) and all optional insurance benefits will end. Subject to certain conditions, you may reinstate a policy that has terminated, as described below.
No-Lapse Guarantee Test
During the first 10 Policy Years, a Policy will not enter a grace period if it meets the “no-lapse guarantee test,” even if the Policy’s Net Surrender Value is insufficient to meet the Monthly Policy Charge. A Policy satisfies the no-lapse guarantee test if ((a) minus (b)) is greater than or equal to (c), where:
(a)    is the sum of the premiums paid.
(b)    is the sum of all Loan Indebtedness and partial surrenders.
(c)    is the sum of the No-Lapse Guarantee Monthly Premiums since the Policy Date to the most recent Monthly Date.
The no-lapse guarantee does not protect the Policy beyond the tenth Policy Year. After the first 10 Policy Years, there is no guarantee that your Policy will stay in force even if you make premium payments under your Planned Periodic Premium schedule unless:
•Your Policy’s Net Surrender Value is at least equal to the Monthly Policy Charge on the current Monthly Date; or
•the Death Benefit Guarantee Rider is in effect.
Grace Period
If a policy is at risk of terminating, we will send you notice of a 61-day grace period during which you can pay the minimum required premium to keep your Policy in force. This grace period begins on the date we mail the notice of impending policy termination to you. The notice will be sent to your last post office address known to us and will tell you the amount of the minimum required premium to avoid termination of your Policy, payment instructions and the grace period end date. your Policy will remain in force during the grace period. If we do not receive the minimum required premium payment by the end of the grace period, your Policy will terminate without value.
No partial surrenders, Face Amount Adjustments, or policy loans may be made during a grace period.

Minimum Required Premium
During the first 10 Policy Years, the minimum required premium is the lesser of the cumulative premium shortfall or the Net Surrender Value shortfall, each set forth below.
The cumulative premium shortfall is the amount of premium necessary for the Policy to satisfy the No-Lapse Guarantee Monthly Premium requirement. The cumulative premium shortfall is equal to ((a) minus (b)) plus (c) where:
•(a)   is the cumulative minimum monthly premium due at the start of the grace period.
•(b)   is the amount equal to all premiums paid minus the sum of the Loan Indebtedness and partial surrenders.
•(c)   is three No-Lapse Guarantee Monthly Premiums.
The Net Surrender Value shortfall is the amount of premium necessary to (i) reimburse us for the Monthly Policy Charges during the grace period and (ii) provide enough Policy Value to pay the Monthly Policy Charge on the first Monthly Date after the grace period. The Net Surrender Value shortfall is equal to ((a) plus (b)) divided by (c) where:
•(a)   is the amount by which the surrender charge is more than the Net Policy Value at the start of the grace period after the Monthly Policy Charge is deducted.
•(b)   is three Monthly Policy Charges.
•(c)   is 1 minus the Maximum Premium Expense Charge percentage.
After the first 10 Policy Years, the minimum required premium is the Net Surrender Value shortfall described above.
If the grace period ends before we receive the minimum required premium, we keep any remaining value in the Policy to cover past due Monthly Policy Charges. Adverse market fluctuations may cause the Policy to enter into subsequent grace periods.
The length of the Grace Period and/or the calculation for the minimum required premium may be different in some states.
Death During Grace Period
If the Insured dies during a grace period, we will pay the death benefit to the beneficiary(ies). The amount of the death benefit will be reduced by:
•all Monthly Policy Charges due and unpaid at the death of the Insured; and
•any Loan Indebtedness.
Reinstatement
Subject to certain conditions, you may reinstate a Policy that terminated. The Policy may be reinstated provided all of the following conditions are satisfied:
•(a)    such reinstatement is prior to the Policy Maturity Date;
•(b)    you have not surrendered the Policy;
•(c)    not more than three years have elapsed since the Policy terminated (this time period may vary by state);
•(d)    you supply evidence which satisfies us that the Insured is alive and is insurable; and
•(e)    you make the minimum required reinstatement premium as described below.
Minimum Required Premium
During the first 10 Policy Years, the minimum required premium is the lesser of the cumulative premium shortfall or the Net Surrender Value shortfall, each set forth below.
The cumulative premium shortfall is the amount of premium necessary for the Policy to satisfy the No-Lapse Guarantee Monthly Premium requirement following expiration of the grace period. The cumulative premium shortfall is ((a) minus (b)) plus (c) where:
•(a)    is the cumulative minimum monthly premium due at the end of the grace period.
•(b)    is the amount equal to all premiums paid minus the sum of the Loan Indebtedness and partial surrenders.
•(c)    is three no-lapse guarantee monthly premiums.

The Net Surrender Value shortfall is the amount of premium necessary to (i) reimburse us for the Monthly Policy Charges during the grace period and (ii) provide enough Policy Value to pay the Monthly Policy Charge for three Monthly Dates after the grace period. The Net Surrender Value shortfall is ((a) plus (b)) divided by (c) where:
•(a)    is the amount by which the surrender charge is more than the Net Policy Value at the end of the grace period after the Monthly Policy Charge is deducted.
•(b)    is three Monthly Policy Charges.
•(c)    is 1 minus the Maximum Premium Expense Charge percentage.
During Policy Years 11 and later, the minimum required premium is the Net Surrender Value shortfall described above.
NOTE:    The minimum required premium during a grace period and the minimum required premium to reinstate a policy are calculated differently. The minimum required premium for reinstatement is calculated so as to allow us to recover Monthly Policy Charges due and unpaid during the grace period and to provide enough Policy Value to pay three Monthly Policy Charges after reinstatement of the Policy. As a result, the minimum required premium for reinstatement will be higher than the minimum required premium for grace period.
Reinstatement will be effective on the next Monthly Date following the date we approve the reinstatement application. your rights and privileges as Owner(s) are restored upon reinstatement. The reinstated Policy will have the same Policy Date as the original Policy.
If a policy loan or loan interest was unpaid when the Policy terminated, the policy loan must be reinstated or repaid (loan interest does not accrue over the period the Policy was terminated). We do not require payment of Monthly Policy Charges during the period the Policy was terminated.
Premiums received with your reinstatement application are held in our general account without interest while we complete underwriting for the reinstatement. If the reinstatement is approved, premiums are allocated to your selected Division(s), Fixed Account and/or Fixed DCA Account on the reinstatement date. We will use the premium allocation percentages in effect at the time of termination of the Policy unless you provide new allocation instructions.
If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The surrender charge, if any, is calculated based on the number of years the Policy was in force. The period of time during which the Policy was terminated is not included in these calculations.
In most states, if you reinstate your Policy, the Death Benefit Guarantee Rider, the Life Paid-Up Rider, the Return of Cost of Insurance Rider (if available; see "OPTIONAL BENEFITS UNDER THE POLICY") and the Surrender Value Enhancement Rider are not reinstated.
TAX ISSUES RELATED TO THE POLICY
The following description is a general summary of the tax rules pertaining to life insurance policies. This section relates primarily to federal income taxes rules, regulations and interpretations, which in our opinion are currently in effect but which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. While we reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes, we cannot make any guarantee regarding the future tax treatment of any Policy.
NOTE:    Due to the complexity of these rules and because they are affected by the facts and circumstances of each Policy, you should consult with legal and tax counsel and other competent advisors regarding these matters.
IRS Definition of Life Insurance
The Policy should qualify as a life insurance contract as long as it satisfies either the guideline premium/cash value corridor test or the cash value accumulation test as defined under Section 7702 of the Internal Revenue Code. One of these tests is chosen on the application. If a test is not chosen, the Policy will comply with the guideline premium/cash value corridor test. Once a test is chosen, it cannot be changed on the Policy.
The guideline premium/cash value corridor test places limitations on the amount of premium payments that may be made and on Policy Values that can accumulate relative to the death benefit. Guideline premium limits are determined when the Policy is issued and can vary by the death benefit option chosen. Guideline premium limits will likely change due to any Adjustment to the Policy.

If you make a premium payment that we determine exceeds the current guideline premium limits under Internal Revenue Code Section 7702, we reserve the right to apply or refund the payment as described under “Premium Limitations.”
The cash value accumulation test does not place limitations on the amount of premium payments but limits the amount of Policy Values that can accumulate relative to the death benefit.
To satisfy either test, the ratio of the death benefit to the Policy Value must be at least as great as the applicable percentage shown in APPENDIX D. As the Policy Value increases, the minimum death benefit may be required to increase. Because the cost of insurance you pay is based in part on the amount of the death benefit, an increase in the death benefit increases the cost of insurance.
As compared to the cash value accumulation test, the guideline premium/cash value corridor test generally has:
•smaller applicable percentages
•lower minimum death benefit
•lower cost of insurance charges
•better Policy Value growth.
The smaller applicable percentages lead to a lower minimum death benefit and thus lower cost of insurance charges. Lower charges result in better Policy Value growth.
This may not be the result in all cases. The specifics of each Policy determine which test is more suitable. Illustrations using each of the tests will help you determine which test meets your objectives. An illustration may be obtained from your registered representative or by calling 1-800-247-9988.
The table below demonstrates the minimum death benefit based on the test chosen.
The example below is based on the following:
•The Insured is a male with an Attained Age of 40 at the time the Policy was issued. He dies at the beginning of the sixth Policy Year (Attained Age 45).
•Face Amount is $100,000.
•Death Benefit Option 1.
•Policy Value at the date of death is $25,000.
•The minimum death benefit under the guideline premium/cash value corridor test is $53,750 (assuming an applicable percentage of 215% x Policy Value).
•The minimum death benefit under the cash value accumulation test is $84,172.50 (assuming an applicable percentage of 336.69%).

	The death benefit payable is the larger of these two amounts
	Face amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$53,750	$74,753.98
Cash Value Accumulation Test	$100,000	$84,172.50	$74,753.98

Here’s the same example, but with a Policy Value of $75,000. Because the Policy Value has increased, the minimum death benefit is now:
•$161,250 for the guideline premium/cash value corridor test.
•$252,517.50 for the cash value accumulation test.

	The death benefit payable is the larger of these two amounts
	Face amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$161,250	$85,853.29
Cash Value Accumulation Test	$100,000	$252,517.50	$176,896.26
Keep in mind that cost of insurance charges, which affect your Policy’s value, increase with the amount of the death benefit, as well as over time. The cost of insurance is charged at a rate per $1,000 of the Net Amount at Risk. As the Net Amount at Risk increases, the cost of insurance increases. Policy Value also varies depending on the performance of the investment options in your Policy.
All transactions will be subject to the limits as defined under Section 7702 of the Internal Revenue Code. A transaction may not be allowed, or an increase in Face Amount may be required, if the transaction would cause a refund of premium and/or distribution of the Policy Value in order to maintain compliance with the Section 7702 limits.
Taxation of Death Proceeds
Under Section 101(a)(1) of the Internal Revenue Code, gross income does not include amounts received under a Policy if such amounts are paid by reason of the death of the Insured. However, if the Policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary’s gross income under Section 101(a)(2) of the Internal Revenue Code.
Under Section 101(g) of the Internal Revenue Code, certain amounts received under a Policy on the life of an Insured who qualifies as a terminally or chronically ill individual can be excluded from gross income as an amount paid by reason of the death of the Insured.
For employer-owned life insurance on the life of an Insured who is an employee, the death benefit amount excluded from gross income is limited to the premiums and other consideration paid for the life insurance if the employer is directly or indirectly a beneficiary under the Policy unless certain requirements are met. These requirements are provided in Section 101(j) of the Internal Revenue Code and would include notice and consent by the Insured of the life insurance coverage prior to the issuance of the coverage. These rules generally apply to employer-owned life insurance issued or materially changed on or after August 17, 2006.
Taxation of Maturity Proceeds
A taxable event may occur if the Net Surrender Value at maturity plus any Loan Indebtedness is greater than premiums paid less partial surrenders and premium refunds. The taxable amount is the difference between the Surrender Value and the remaining premiums in the policy.
Taxation of Growth in Policy Value
Any increase in Policy Value is not included in gross income while the Policy is in-force and continues to meet the definition of life insurance as defined under Section 7702 of the Internal Revenue Code. If a contract does not meet the definition of life insurance, the Owner will be subject to income tax on annual increases in cash value.
Taxation of Policy Surrenders and Partial Surrenders (including Preferred Partial Surrenders)
A surrender or termination of the Policy may have income tax consequences. Upon surrender, the Owner(s) is not taxed on the Surrender Value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior surrenders. The amount of any Loan Indebtedness, upon surrender or termination, is added to the Net Surrender Value and treated, for this purpose, as if it had been received. A loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any benefit payment option.
A full surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent that the distribution exceeds your investment in the Policy. Partial surrenders generally are not taxable unless the total of such surrenders exceeds total premiums paid to the date of partial surrender less the untaxed portion of any prior partial surrenders. If within the first fifteen Policy Years you make a partial surrender with a corresponding reduction in the Face Amount, special rules apply. Under those circumstances, the Internal Revenue Code has defined a special formula under which you may be taxed on all or a portion of the surrender amount.

The increase in Policy Value of the Policy is not included in gross income unless and until there is a full surrender or partial surrender under the Policy. A full surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent the distribution exceeds your investment in the Policy. Transfers between the Division(s) Fixed Account and/or Fixed DCA Account are not considered as distributions from the Policy and would not be considered taxable income.
Taxation of Policy Loans and Loan Interest
If the Policy is not a modified endowment contract, loans received under the Policy are not generally considered to be distributions subject to tax. Interest paid to us as a result of a policy loan may or may not be deductible depending on a number of factors.
If the Policy is a modified endowment contract, loans received under the Policy are considered to be distributions subject to tax. The taxable amount is generally the difference between the Policy Value and the net premiums paid at the time the loan is made.
If the Policy terminates with an outstanding loan balance, there may be tax consequences.
Taxation of Change of Owner
Transfer of ownership may have tax consequences to the Owner. The sale of a life insurance policy may have different income tax consequences than the cash surrender of such policy. The purchaser of a policy via a reportable policy sale is required to provide certain information to the issuer, seller/payment recipient and Internal Revenue Service (IRS) under Section 6050Y of the Internal Revenue Code. Please consult with your tax advisor before changing ownership of your life insurance policy.
Taxation of Change of Insured
For tax purposes, changing the Insured is considered to be the same as a surrender of the policy. The taxable amount is generally the difference between the Policy Value and the Net Premiums paid.
Modified Endowment Contract Status
A Policy becomes a Modified Endowment Contract when premiums paid exceed certain premium limits as defined by Section 7702A of the Internal Revenue Code. There is no change regarding the tax-deferred internal build-up of Policy Value or the income tax-free death benefit to your beneficiary(ies), however, distributions from a Modified Endowment Contract are taxed as if the Policy is a deferred annuity. Thus, taxation on partial surrenders, policy loans and other defined distributions will occur if your Policy Value is greater than your premiums paid. In addition, taxable distributions are subject to a federal income tax penalty of 10% unless the distribution is
•made after the Owner attains age 59½; or
•attributable to the taxpayer becoming disabled (as defined in Section 72(m)(7)); or
•part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer or the joint lives or joint life expectancy of the taxpayer and beneficiary.
Once a Policy is classified as a Modified Endowment Contract, the classification cannot be changed. Modified endowment contract classification may be avoided by limiting the amount of premiums paid under the Policy. If you make a premium payment that we determine would cause your policy to be classified as a Modified Endowment Contract under Internal Revenue Code Section 7702A, we reserve the right to apply or refund the payment as described under “Premium Limitations.”
Taxation of Exchange or Assignment of Policies
An exchange or assignment of a Policy may have tax consequences. Please consult with your tax advisor before exchanging or assigning your life insurance policy.
Special Considerations for Life Insurance Owned by a Business Entity
Section 264 of the Internal Revenue Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
Other Tax Issues
Federal estate taxes and state and local estate, inheritance and other taxes may become due depending on applicable law and your circumstances or the circumstances of the Policy beneficiary(ies) if you or the Insured dies.

Withholding
Federal withholding is generally required on certain taxable distributions under insurance contracts. In the case of periodic payments, the withholding is at graduated wage withholding rates. With respect to non-periodic distributions, withholding is a flat rate of 10%. You may elect to have either non-periodic or periodic payments made without withholding except if your tax identification number has not been furnished to us or if the IRS has notified us that the number you furnished is incorrect. Non-resident aliens are subject to 30% withholding (or a lower treaty rate) on taxable distributions.
Under the Foreign Account Tax Compliance Act (FATCA), we will be required to withhold a 30% tax on taxable distributions to certain foreign entities that fail to comply with new reporting and withholding requirements designed to inform the U.S. Department of the Treasury. We may disclose the information we receive from policy owners to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a policy owner that is a foreign entity fails to provide us with appropriate certifications or other documentation concerning its status under FATCA.
Mutual Fund Diversification
The U.S. Department of the Treasury has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying the contracts. Under this Internal Revenue Code section, Separate Account investments must be adequately diversified in order for the increase in the value of contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each Underlying Fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Variable life insurance Separate Accounts are provided a special diversification exemption when investing in U.S. Treasury securities.
Failure of an Underlying Fund to meet the diversification requirements could result in tax liability to contract holders. The investment opportunities of the Underlying Funds could conceivably be limited by adhering to the above diversification requirements.
GENERAL PROVISIONS

Purchase Procedures
A completed application and required supplements must be submitted to us through an agent or broker selling the Policy.
The minimum Face Amount when the Policy is originally issued is $100,000. We reserve the right to increase or decrease the minimum Face Amount. The increased minimum Face Amount would apply only to Policies issued after the effective date of the increase.
To issue a Policy, we require that the age of the Insured be 85 or younger as of the Policy Date. Other underwriting restrictions may apply. An applicant for the Policy must:
•furnish satisfactory evidence of insurability of the Insured; and
•meet our insurance underwriting guidelines and suitability rules.
If you want insurance coverage to start at the time the application is submitted, you must send a payment with your completed application. The amount is based on the Face Amount of the Policy, issue age, gender, and tobacco status. This amount is shown on the policy illustration provided to you by us or your registered representative. If this amount is submitted with the application, a conditional receipt will be given to you. The receipt acknowledges the initial payment and details any interim conditional insurance coverage.
We reserve the right to reject any application or related premium if we determine that we have not received complete information and/or instructions or that our underwriting guidelines, suitability rules or procedures have not been met. Any premium submitted will be returned to the designated owner on the application no later than five Business Days from the date the application was rejected.
Important Information about Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.

If concerns arise with verification of your identification, no transactions will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your initial premium payment, the account(s) will be closed and redeemed in accordance with normal redemption procedures.
We do not knowingly sell policies that are for the benefit of a business/organization that is illegal under Federal and/or State law (such as a marijuana clinic), or a person who owns or receives income from such an entity or whose source of funds is illegal.
Policy Date
Your Policy Date is shown on the Data Pages.
Effective Date
The Policy Date and the Effective Date are the same unless a backdated Policy Date is requested. Insurance coverage is effective, provided all purchase requirements for the Policy have been satisfied.
If the proposed Insured dies before the Effective Date, there is no coverage under the Policy (coverage is determined solely under the terms of the conditional receipt, if any).
Special Purchase Plans
Where permitted by state law, Policies may be purchased under group or sponsored arrangements as well as on an individual basis. A group arrangement is a program under which a trustee, employer, or similar entity purchases Policies covering a group of individuals on a group basis. A sponsored arrangement is a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis.
Charges and deductions may be reduced for Policies purchased under a group or sponsored arrangement including waiver of premium sales load and waiver of surrender charge. Reductions may be available to:
•employees, officers, directors, agents, and immediate family members of the group or sponsored arrangement; and
•employees of agents of the Company and its subsidiaries.
Reductions are made under our rules in effect on the date a Policy application is approved and are based on certain criteria (size of group, expected number of participants, anticipated premium payments, total assets under management for the group or sponsored arrangement).
Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on the size of the arrangement, the purpose for which the Policies are purchased, and certain characteristics of the members. The amount of the reduction and the criteria for reducing the charges and deductions reflect: a) our reduced sales effort and administrative costs; and b) the different mortality experience expected from sales to group or sponsored arrangements.
We may modify, on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not discriminate unfairly against any person, including the affected Owners and all other Policy Owners with policies funded with the Separate Account.

Statement of Values
You receive an annual statement at the end of each Policy Year. The statement will show:
•beginning and end dates of the current statement period;
•the death benefit at the end of the statement period;
•the Policy Value at the beginning and end of the statement period;
•the Surrender Value, if any, at the end of the statement period;
•all premiums paid during the statement period;
•all charges deducted during the statement period;
•any Loan Indebtedness at the end of the statement period;
•any partial surrenders made during the statement period;
•any investment gain or loss during the statement period;
•total value of each of your Divisions, the Fixed DCA Account and the Fixed Account as of the statement period;
•if applicable, a notice that the policy may terminate without value before the end of the next statement period unless additional premiums are paid (assuming guaranteed interest, mortality and expense loads, and premium charges); and
•any other information required to be included in the statement under state or federal law.

You will also receive a statement as of the end of each calendar quarter. At any time, You may request a free current statement by telephoning 1-800-247-9988. We also send you the reports required by the Investment Company Act of 1940 (as amended).
Services Available via the Internet and Telephone
If you elect to use internet and/or telephone privileges, instructions for the following transactions may be given to us via the internet or telephone:
•change in allocations of future premium payments;
•change in allocation of the Monthly Policy Charge;
•change to your APR instructions;
•change to your scheduled transfer instructions;
•unscheduled transfers; and
•policy loan (not available via the internet) (loan proceeds are mailed to the Owner’s address of record).
If the Policy is owned by a trust, an authorized individual (with the proper password) may use these services and provide us with instructions.
Your instructions:
•may be given by calling us at 1-800-247-9988 between 7 a.m. and 6 p.m. Central Time on any day that the NYSE is open;
•may be given by accessing us at www.principal.com (for security purposes, you need a password to use any of the internet services, including viewing your Policy information online. If you don’t have a password, you can obtain one at www.principal.com);
•must be received by us before the close of the NYSE (generally 3:00 p.m. Central Time) to be effective the day you call;
•are effective the next Business Day if not received until after the close of the NYSE; and
•from one joint Owner are binding on all joint Owners.
Instructions from one joint Owner are binding on all joint Owners. If the Policy is owned by a trust, an authorized individual (with the proper password) may use these services and provide us with instructions.
Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction or internet requests, the Separate Account and the Company reserve the right to refuse telephone and/or internet orders. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures for telephone instructions include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the Owner’s address of record. The procedures for internet include requesting the same personal identification information as well as your password, logging all internet activity and sending written transaction confirmations to the Owner’s address of record.

Misstatement of Age or Gender
We will adjust the death benefit if the age, or gender where applicable, of the Insured has been misstated. The adjusted death benefit will be equal to the death benefit that would have been purchased at the Insured’s correct age, or gender where applicable, of the Insured using the most recent cost of insurance rate charge and adjusting the Net Amount at Risk by the ratio of the incorrect cost of insurance rate to the correct cost of insurance rate.
Non-Participating Policy
The Policies do not share in any divisible surplus of the Company.
Incontestability
With respect to material misstatements made in the initial application(s) for the policy, we will not contest the policy after the policy has been in force during the lifetime of the Insured for two years from the Policy Date. With respect to material misstatements made in any subsequent application(s) for additional coverage or reinstatement application(s), we will not contest the additional coverage or reinstated coverage resulting from such application(s) after the additional coverage or reinstated coverage has been in force during the lifetime of the Insured for two years from the date of the Adjustment or reinstatement. The time limits in this Incontestability provision do not apply to fraudulent misrepresentations, when permitted by applicable law in the state where the policy is delivered or issued for delivery.
Independent Registered Public Accounting Firm
The financial statements of the Principal National Life Insurance Company Variable Life Separate Account and the financial statements of Principal National Life Insurance Company are included in the Statement of Additional Information. Those statements and related schedules have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Suite 3100, Des Moines, Iowa 50309, for the periods indicated in their report.
LEGAL PROCEEDINGS
There are no legal proceedings pending to which the Separate Account is a party or which would materially affect the Separate Account.
FINANCIAL STATEMENTS
Financial Statements for the Company and for the Separate Account are included in the Statement of Additional Information.

APPENDIX UNDERLYING FUNDS AVAILABLE UNDER THE POLICY
The following is a list of Underlying Funds currently available under the Policy, which is subject to change. Before you invest, you should review the prospectuses for the Underlying Funds, as may be amended from time to time. These prospectuses contain more information about the Underlying Funds and their risks. You can find the prospectuses and other information about the Underlying Funds online at www.principal.com/VULIncome3Report. You can also request this information at no cost by calling 1-800-247-9988 or by sending an email request to lifeinsurance@principal.com.
The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Some of the Underlying Funds are “funds of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Operating expenses shown for a fund of funds include the fees and expenses that such fund incurs indirectly as a result of investing in other funds. More detail about the risks of investing in a fund of funds is available in such fund’s prospectus.

Fund Company and Fund Name and Class	Fund Type	Advisor/Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
AllianceBernstein International Value - Class A*	International Equity	AllianceBernstein	0.91%	11.08%	5.24%	5.70%
AllianceBernstein Small Cap Growth - Class A (not available to new investors after 2/1/2013)*	Small/Mid US Equity		0.90%	9.46%	25.03%	18.12%
AllianceBernstein Small/Mid Cap Value - Class A	Small/Mid US Equity		0.83%	35.95%	10.16%	13.13%
American Century VP Capital Appreciation - Class II*	Small/Mid US Equity	American Century Investment Management, Inc.	1.08%	11.05%	19.74%	15.49%
American Century VP Disciplined Core Value - Class II	Large US Equity		0.95%	23.34%	13.69%	13.42%
American Century VP Inflation Protection - Class II	Inflation-Protected Bond		0.72%	6.27%	5.02%	2.82%
American Century VP Mid Cap Value - Class II*	Small/Mid US Equity		1.00%	23.02%	9.25%	12.68%
American Century VP Value - Class II*	Large US Equity		0.88%	24.28%	9.39%	11.89%
American Funds Insurance Series Global Balanced - Class 2	Asset Allocation	Capital Research and Management Company	0.97%	10.79%	10.59%	8.16%
American Funds Insurance Series Growth - Class 2	Large US Equity		0.61%	21.99%	25.43%	19.71%
American Funds Insurance Series International - Class 2	International Equity		0.80%	(1.50%)	9.63%	8.13%
American Funds Insurance Series New World - Class 2*	International Equity		0.84%	4.92%	13.25%	8.67%
American Funds Insurance Series Washington Mutual Investors - Class 2*	Large US Equity		0.52%	27.78%	12.50%	13.75%
BNY Mellon IP MidCap Stock - Service Class	Small/Mid US Equity	BNY Mellon Investment Adviser, Inc./Mellon Investments Corp	1.12%	25.56%	9.50%	12.25%
Calvert Investment Grade Bond Index - Class I*	Fixed Income	Calvert Research and Management/Ameritas Investment Partners	0.32%	(1.82%)	3.33%	2.60%
Calvert Russell 2000 Small Cap Index - Class F*	Small/Mid US Equity		0.59%	14.30%	11.47%	12.46%
Calvert VP S&P 500 Index (not available to new investors after 4/25/2014)*	Large US Equity		0.28%	28.42%	18.14%	16.16%
Calvert S&P MidCap 400 Index - Class F*	Small/Mid US Equity		0.53%	24.17%	12.51%	13.50%
ClearBridge Mid Cap - Class I	Small/Mid US Equity	ClearBridge Investments, LLC/Legg Mason Partners Fund Advisor, LLC	0.85%	28.71%	14.26%	14.33%
Delaware VIP Small Cap Value - Service Class	Small/Mid US Equity	Delaware Management Company	1.08%	34.01%	9.22%	11.78%
DWS Small Mid Cap Value - Class B*	Small/Mid US Equity	DWS Investment Management Americas Inc	1.21%	30.04%	7.47%	10.12%
Fidelity VIP Contrafund - Service Class 2	Large US Equity	Fidelity Management and Research Co	0.86%	27.51%	19.87%	16.35%
Fidelity VIP Equity-Income - Service Class 2	Large US Equity		0.78%	24.60%	11.68%	12.26%

Fund Company and Fund Name and Class	Fund Type	Advisor/Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
Fidelity VIP Extended Market Index - Service Class 2	Small/Mid US Equity	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.38%	20.93%
Fidelity VIP Gov't Money Market - Service Class	Short-Term Fixed Income	Fidelity Management and Research Co	0.34%	0.01%	0.86%	0.45%
Fidelity VIP High Income - Service Class 2	Fixed Income		0.92%	4.29%	4.78%	5.36%
Fidelity VIP International Index - Service Class 2	International Equity	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.42%	7.48%
Fidelity VIP Mid Cap - Service Class 2	Small/Mid US Equity	Fidelity Management and Research Co	0.87%	25.31%	13.32%	13.00%
Fidelity VIP Total Market Index - Service Class 2	Asset Allocation	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.37%	25.38%
Franklin Templeton VIP Trust - Franklin Mutual Global Discovery VIP Fund - Class 2	International Equity	Franklin Mutual Advisors, LLC	1.22%	19.13%	6.42%	8.47%
Franklin Templeton VIP Trust - Franklin Rising Dividends VIP - Class 2	Large US Equity	Franklin Advisers, Inc.	0.90%	26.79%	16.81%	14.40%
Franklin Templeton VIP Trust - Franklin Small Cap Value VIP - Class 2	Small/Mid US Equity	Franklin Mutual Advisors, LLC	0.93%	25.37%	9.94%	12.13%
Franklin Templeton VIP Trust - Templeton Global Bond VIP - Class 2*	Fixed Income	Franklin Advisers, Inc.	0.74%	(4.99%)	(0.94%)	1.13%
Invesco VI American Franchise - Series II	Large US Equity	Invesco Advisers, Inc.	1.11%	11.65%	21.43%	17.08%
Invesco VI American Value- Series I	Small/Mid US Equity		0.90%	27.95%	9.21%	10.92%
Invesco VI Core Equity- Series II	Large US Equity		1.06%	27.38%	13.69%	11.99%
Invesco VI Health Care- Series I	Other-Health		0.98%	12.30%	14.76%	13.97%
Invesco VI Main Street Mid Cap - Series II	Small/Mid US Equity		1.19%	22.86%	11.15%	10.52%
Invesco VI Main Street Small Cap - Series II*	Small/Mid US Equity		1.05%	22.26%	13.46%	14.40%
Janus Henderson Global Sustainable Equity- Service (available starting June 6, 2022)	International Equity	Janus Henderson Investors US LLC
Janus Henderson Series Enterprise- Service Shares	Small/Mid US Equity	Janus Capital Management LLC	0.97%	16.54%	18.84%	16.93%
Janus Henderson Series Forty - Service Shares	Large US Equity		1.01%	22.60%	25.27%	20.00%
Janus Henderson Series Global Technology and Innovation - Service Shares	Other-Technology		0.99%	17.75%	30.32%	22.96%
Lord Abbett Series Fund Developing Growth- Class VC*	Small/Mid US Equity	Lord, Abbett & Co, LLC	1.04%	(2.75%)	24.69%	17.25%
MFS Blended Research Small Cap Equity- Service Class	Small/Mid US Equity	Massachusetts Financial Services Company	0.80%	29.17%	12.60%	14.02%
MFS Mid Cap Value- Service Class	Small/Mid US Equity		1.06%	30.60%	12.15%	13.31%
MFS New Discovery- Service Class*	Small/Mid US Equity		1.12%	1.57%	21.00%	15.87%
MFS New Discovery Value - Service Class*	Small/Mid US Equity		1.13%	33.87%	13.66%	13.94%
MFS Utilities - Service Class	Other - Utilities		1.04%	13.82%	11.61%	9.65%
Neuberger Berman AMT Sustainable Equity - I Class	Large US Equity	Neuberger Berman LLC	0.92%	23.48%	15.72%	14.36%
Principal Variable Contracts Funds ("PVC") Core Plus Bond- Class 1	Fixed Income	Principal Global Investors	0.48%	(0.45%)	4.35%	3.70%
PVC Diversified International- Class 1	International Equity		0.92%	9.75%	10.73%	8.50%
PVC Equity Income- Class 1	Large US Equity		0.48%	22.47%	14.11%	13.32%
PVC Global Emerging Markets- Class 1*	International Equity		1.20%	0.58%	9.42%	5.04%
PVC Government & High Quality Bond- Class 1	Fixed Income		0.51%	(1.32%)	2.13%	2.11%

Fund Company and Fund Name and Class	Fund Type	Advisor/Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
PVC LargeCap Growth I- Class 1*	Large US Equity	Principal Global Investors/T. Rowe Price Associates, Inc. and Brown Advisory, LLC	0.69%	21.89%	25.41%	19.27%
PVC LargeCap S&P 500 Index- Class 1	Large US Equity	Principal Global Investors	0.25%	28.33%	18.16%	16.21%
PVC MidCap- Class 1	Small/Mid US Equity		0.54%	25.53%	20.05%	17.59%
PVC Principal Capital Appreciation- Class 1	Large US Equity		0.63%	27.82%	18.58%	16.07%
PVC Principal LifeTime 2010- Class 1	Asset Allocation		0.50%	5.94%	7.60%	6.89%
PVC Principal LifeTime 2020- Class 1	Asset Allocation		0.53%	9.17%	9.63%	8.83%
PVC Principal LifeTime 2030- Class 1	Asset Allocation		0.58%	12.79%	11.68%	10.25%
PVC Principal LifeTime 2040- Class 1	Asset Allocation		0.63%	15.29%	13.18%	11.41%
PVC Principal LifeTime 2050- Class 1	Asset Allocation		0.67%	17.02%	14.00%	12.00%
PVC Principal LifeTime 2060- Class 1*	Asset Allocation		0.74%	17.96%	14.28%
PVC Principal LifeTime Strategic Income- Class 1	Asset Allocation		0.49%	4.53%	6.47%	5.52%
PVC Real Estate Securities- Class 1	Small/Mid US Equity		0.83%	40.44%	13.24%	12.77%
PVC SAM Balanced- Class 1	Asset Allocation		0.75%	13.74%	10.69%	9.58%
PVC SAM Conservative Balanced- Class 1	Asset Allocation		0.76%	9.71%	8.43%	7.62%
PVC SAM Conservative Growth- Class 1	Asset Allocation		0.77%	17.75%	13.04%	11.42%
PVC SAM Flexible Income- Class 1	Asset Allocation		0.72%	6.89%	6.65%	6.30%
PVC SAM Strategic Growth- Class 1	Asset Allocation		0.82%	19.86%	14.51%	12.65%
PVC Short-Term Income- Class 1	Short-Term Fixed Income		0.47%	(0.72%)	2.13%	2.13%
PVC SmallCap- Class 1	Small/Mid US Equity		0.84%	20.12%	13.47%	14.65%
Putnam VT Growth Opportunities- Class 1B	Large US Equity	Putnam Investment Management LLC	0.90%	22.65%	25.54%	19.85%
TOPS Managed Risk Balanced ETF- Class 2	Asset Allocation	Milliman Financial Risk Management, LLC/ ValMark Advisers, Inc.	0.75%	8.57%	6.48%	5.29%
TOPS Managed Risk Growth ETF- Class 2	Asset Allocation		0.74%	12.59%	8.29%	6.14%
TOPS Managed Risk Moderate Growth ETF- Class 2	Asset Allocation		0.74%	11.06%	7.64%	6.09%
VanEck VIP Global Resources- Class S	Other-Natural Resources	Van Eck Associates Corp	1.38%	18.68%	1.99%	(0.37%)
Wanger International*	International Equity	Columbia Wanger Asset Management, LLC	1.23%	18.81%	14.08%	10.49%

* The current expense ratio for this Underlying Fund reflects expense reimbursements and/or fee waiver arrangements reported in the Underlying Fund’s registration statement. Such arrangements may be terminated, and therefore, reflect temporary fee reductions.

APPENDIX A – SURRENDER CHARGE RATE TABLE

Issue Age	Male	Female	Unisex
0	7.91	7.62	7.85
1	7.95	7.65	7.89
2	8	7.7	7.94
3	8.06	7.75	8
4	8.13	7.81	8.07
5	8.21	7.87	8.14
6	8.29	7.93	8.22
7	8.37	8	8.3
8	8.46	8.07	8.38
9	8.56	8.14	8.48
10	8.66	8.22	8.57
11	8.76	8.3	8.67
12	8.87	8.39	8.78
13	8.99	8.48	8.88
14	9.1	8.57	9
15	9.23	8.67	9.11
16	9.35	8.77	9.23
17	9.47	8.87	9.35
18	9.6	8.98	9.47
19	9.73	9.1	9.6
20	9.86	9.22	9.73
21	10	9.35	9.87
22	10.15	9.48	10.02
23	10.31	9.62	10.17
24	10.48	9.77	10.33
25	10.65	9.93	10.51
26	10.84	10.09	10.69
27	11.03	10.26	10.88
28	11.24	10.45	11.08
29	11.45	10.64	11.29
30	11.68	10.84	11.51
31	11.93	11.05	11.75
32	12.19	11.28	12
33	12.46	11.51	12.27
34	12.76	11.76	12.56
35	13.07	12.03	12.86
36	13.92	12.77	13.69
37	14.81	13.56	14.56
38	15.76	14.39	15.48
39	16.75	15.25	16.45
40	17.81	16.17	17.47
41	18.93	17.13	18.56
42	20.11	18.16	19.71
43	21.36	19.23	20.93
44	22.69	20.37	22.21
45	24.1	21.58	23.58
46	25.45	22.74	24.89
47	26.31	23.45	25.72
48	27.21	24.2	26.59
49	28.18	25	27.52
50	29.21	25.83	28.51

Issue Age	Male	Female	Unisex
51	32.13	28.31	31.33
52	33.38	29.29	32.53
53	34.71	30.32	33.79
54	36.12	31.41	35.13
55	37.62	32.55	36.55
56	39.2	33.76	38.05
57	40.87	35.03	39.63
58	42.63	36.36	41.29
59	44.52	37.77	43.07
60	46.54	39.25	44.97
61	48.7	40.83	47
62	51	42.5	49.16
63	53.45	44.27	51.44
64	56.03	46.15	53.86
65	56.9	48.16	56.42
66	56.83	50.3	56.9
67	56.76	52.59	56.83
68	56.68	55.03	56.76
69	56.59	56.93	56.68
70	56.5	56.86	56.6
71	56.41	56.79	56.51
72	56.34	56.72	56.45
73	56.26	56.65	56.38
74	56.17	56.58	56.3
75	56.08	56.5	56.21
76	55.98	56.42	56.12
77	55.89	56.33	56.04
78	55.81	56.24	55.96
79	55.75	56.14	55.9
80	55.68	56.03	55.84
81	55.64	55.98	55.81
82	55.59	55.94	55.77
83	55.52	55.88	55.73
84	55.47	55.81	55.69
85	55.44	55.76	55.68

APPENDIX B – SURRENDER CHARGE PERCENTAGE TABLE
Male
Policy Year

Issue Age	1	2	3	4	5	6	7	8	9	10	11
0	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
1	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
2	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
3	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
4	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
5	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
6	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
7	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
8	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
9	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
10	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
11	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
12	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
13	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
14	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
15	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
16	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
17	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
18	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
19	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
20	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
21	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
22	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
23	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
24	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
25	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
26	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
27	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
28	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
29	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
30	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
31	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
32	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
33	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
34	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
35	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
36	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
37	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
38	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
39	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
40	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
41	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
42	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
43	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
44	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
45	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
46	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
47	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
48	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%

Issue Age	1	2	3	4	5	6	7	8	9	10	11
49	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
50	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
51	100.0%	97.9%	95.8%	93.7%	91.6%	87.0%	82.6%	70.2%	52.6%	31.5%	0.0%
52	100.0%	97.8%	95.7%	93.5%	91.3%	86.7%	82.3%	69.9%	52.4%	31.4%	0.0%
53	100.0%	97.7%	95.5%	93.3%	91.0%	86.4%	82.0%	69.7%	52.2%	31.3%	0.0%
54	100.0%	97.7%	95.4%	93.1%	90.8%	86.2%	81.8%	69.5%	52.1%	31.2%	0.0%
55	100.0%	97.6%	95.2%	92.9%	90.5%	85.9%	81.6%	69.3%	51.9%	31.1%	0.0%
56	100.0%	97.5%	95.1%	92.6%	90.1%	87.6%	83.2%	70.7%	53.0%	31.8%	0.0%
57	100.0%	97.5%	94.9%	92.4%	89.8%	87.2%	82.8%	70.3%	52.7%	31.6%	0.0%
58	100.0%	97.4%	94.7%	92.1%	89.4%	86.8%	82.4%	70.0%	52.5%	31.5%	0.0%
59	100.0%	97.3%	94.5%	91.8%	89.1%	86.4%	82.0%	69.7%	52.2%	31.3%	0.0%
60	100.0%	97.2%	94.4%	91.6%	88.8%	86.0%	81.7%	69.4%	52.0%	31.2%	0.0%
61	100.0%	97.1%	94.2%	91.3%	88.5%	85.6%	81.3%	69.1%	51.8%	31.0%	0.0%
62	100.0%	97.0%	94.0%	91.1%	88.2%	85.2%	80.9%	68.7%	51.5%	30.9%	0.0%
63	100.0%	96.9%	93.9%	90.9%	87.8%	84.8%	80.5%	68.4%	51.3%	30.7%	0.0%
64	100.0%	96.8%	93.7%	90.6%	87.5%	84.3%	80.0%	68.0%	51.0%	30.6%	0.0%
65	100.0%	96.7%	93.5%	90.3%	87.0%	83.8%	79.6%	67.6%	50.7%	30.4%	0.0%
66	100.0%	96.6%	93.3%	89.9%	86.6%	83.2%	79.0%	67.1%	50.3%	30.1%	0.0%
67	100.0%	96.5%	93.0%	89.6%	86.1%	82.6%	78.4%	66.6%	49.9%	29.9%	0.0%
68	100.0%	96.4%	92.8%	89.2%	85.6%	82.0%	77.9%	66.2%	49.6%	29.7%	0.0%
69	100.0%	96.2%	92.5%	88.7%	85.1%	81.4%	77.3%	65.7%	49.2%	29.5%	0.0%
70	100.0%	96.1%	92.2%	88.4%	84.6%	80.8%	76.7%	65.1%	48.8%	29.2%	0.0%
71	100.0%	95.9%	91.9%	88.0%	84.1%	80.3%	76.2%	64.7%	48.5%	29.1%	0.0%
72	100.0%	95.8%	91.7%	87.6%	83.6%	79.7%	75.7%	64.3%	48.2%	28.9%	0.0%
73	100.0%	95.7%	91.4%	87.3%	83.1%	79.0%	75.0%	63.7%	47.7%	28.6%	0.0%
74	100.0%	95.5%	91.2%	86.8%	82.6%	78.4%	74.4%	63.2%	47.4%	28.4%	0.0%
75	100.0%	95.4%	90.9%	86.4%	82.1%	77.9%	74.0%	62.9%	47.1%	28.2%	0.0%
76	100.0%	95.2%	90.6%	86.0%	81.6%	77.4%	73.5%	62.4%	46.8%	28.0%	0.0%
77	100.0%	95.1%	90.3%	85.7%	81.2%	76.9%	73.0%	62.0%	46.5%	27.9%	0.0%
78	100.0%	94.9%	90.1%	85.4%	80.9%	76.6%	72.7%	61.7%	46.2%	27.7%	0.0%
79	100.0%	94.8%	89.9%	85.2%	80.6%	76.2%	72.3%	61.4%	46.0%	27.6%	0.0%
80	100.0%	94.7%	89.8%	85.0%	80.3%	75.9%	72.1%	61.2%	45.9%	27.5%	0.0%
81	100.0%	94.7%	89.6%	84.7%	80.1%	75.6%	71.8%	61.0%	45.7%	27.4%	0.0%
82	100.0%	94.6%	89.4%	84.5%	79.8%	75.4%	71.6%	60.8%	45.6%	27.3%	0.0%
83	100.0%	94.5%	89.3%	84.3%	79.7%	75.3%	71.5%	60.7%	45.5%	27.3%	0.0%
84	100.0%	94.4%	89.2%	84.3%	79.6%	75.4%	71.6%	60.8%	45.6%	27.3%	0.0%
85	100.0%	94.4%	89.2%	84.3%	79.8%	75.6%	71.8%	61.0%	45.7%	27.4%	0.0%

Female
Policy Year

Issue Age	1	2	3	4	5	6	7	8	9	10	11
0	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
1	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
2	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
3	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
4	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
5	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
6	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
7	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
8	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
9	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
10	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
11	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
12	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
13	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
14	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
15	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
16	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
17	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
18	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
19	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
20	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
21	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
22	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
23	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
24	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
25	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
26	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
27	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
28	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
29	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
30	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
31	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
32	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
33	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
34	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
35	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
36	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
37	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
38	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
39	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
40	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
41	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
42	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
43	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
44	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
45	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
46	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
47	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
48	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
49	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
50	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%

Issue Age	1	2	3	4	5	6	7	8	9	10	11
51	100.0%	98.2%	96.4%	94.6%	92.8%	88.1%	83.6%	71.0%	53.2%	31.9%	0.0%
52	100.0%	98.2%	96.3%	94.5%	92.6%	87.9%	83.5%	70.9%	53.1%	31.8%	0.0%
53	100.0%	98.1%	96.2%	94.3%	92.4%	87.7%	83.3%	70.8%	53.1%	31.8%	0.0%
54	100.0%	98.0%	96.1%	94.2%	92.2%	87.5%	83.1%	70.6%	52.9%	31.7%	0.0%
55	100.0%	98.0%	96.0%	94.0%	92.0%	87.4%	83.0%	70.5%	52.8%	31.6%	0.0%
56	100.0%	97.9%	95.9%	93.8%	91.7%	89.6%	85.1%	72.3%	54.2%	32.5%	0.0%
57	100.0%	97.9%	95.8%	93.6%	91.5%	89.3%	84.8%	72.0%	54.0%	32.4%	0.0%
58	100.0%	97.8%	95.6%	93.4%	91.2%	89.0%	84.5%	71.8%	53.8%	32.2%	0.0%
59	100.0%	97.7%	95.5%	93.2%	90.9%	88.6%	84.1%	71.4%	53.5%	32.1%	0.0%
60	100.0%	97.7%	95.3%	93.0%	90.6%	88.2%	83.7%	71.1%	53.3%	31.9%	0.0%
61	100.0%	97.6%	95.2%	92.7%	90.3%	87.8%	83.4%	70.8%	53.1%	31.8%	0.0%
62	100.0%	97.5%	95.0%	92.5%	90.0%	87.4%	83.0%	70.5%	52.8%	31.6%	0.0%
63	100.0%	97.4%	94.8%	92.2%	89.6%	87.0%	82.6%	70.2%	52.6%	31.5%	0.0%
64	100.0%	97.3%	94.6%	92.0%	89.3%	86.5%	82.1%	69.7%	52.2%	31.3%	0.0%
65	100.0%	97.2%	94.5%	91.7%	88.9%	86.1%	81.7%	69.4%	52.0%	31.2%	0.0%
66	100.0%	97.1%	94.3%	91.4%	88.5%	85.6%	81.3%	69.1%	51.8%	31.0%	0.0%
67	100.0%	97.0%	94.1%	91.1%	88.1%	85.1%	80.8%	68.6%	51.4%	30.8%	0.0%
68	100.0%	96.9%	93.8%	90.8%	87.7%	84.6%	80.3%	68.2%	51.1%	30.6%	0.0%
69	100.0%	96.8%	93.6%	90.4%	87.3%	84.1%	79.8%	67.8%	50.8%	30.4%	0.0%
70	100.0%	96.7%	93.4%	90.1%	86.9%	83.6%	79.4%	67.4%	50.5%	30.3%	0.0%
71	100.0%	96.6%	93.2%	89.8%	86.4%	83.1%	78.9%	67.0%	50.2%	30.1%	0.0%
72	100.0%	96.4%	93.0%	89.5%	86.0%	82.5%	78.3%	66.5%	49.8%	29.8%	0.0%
73	100.0%	96.3%	92.7%	89.1%	85.5%	82.0%	77.9%	66.2%	49.6%	29.7%	0.0%
74	100.0%	96.2%	92.5%	88.8%	85.1%	81.4%	77.3%	65.7%	49.2%	29.5%	0.0%
75	100.0%	96.1%	92.2%	88.4%	84.6%	80.8%	76.7%	65.1%	48.8%	29.2%	0.0%
76	100.0%	95.9%	91.9%	88.0%	84.0%	80.1%	76.0%	64.6%	48.4%	29.0%	0.0%
77	100.0%	95.8%	91.7%	87.6%	83.5%	79.5%	75.5%	64.1%	48.0%	28.8%	0.0%
78	100.0%	95.6%	91.4%	87.1%	83.0%	79.0%	75.0%	63.7%	47.7%	28.6%	0.0%
79	100.0%	95.5%	91.0%	86.7%	82.6%	78.5%	74.5%	63.3%	47.4%	28.4%	0.0%
80	100.0%	95.3%	90.8%	86.4%	82.2%	78.1%	74.1%	62.9%	47.1%	28.2%	0.0%
81	100.0%	95.2%	90.7%	86.2%	81.9%	77.8%	73.9%	62.8%	47.1%	28.2%	0.0%
82	100.0%	95.2%	90.5%	86.0%	81.6%	77.3%	73.4%	62.3%	46.7%	28.0%	0.0%
83	100.0%	95.1%	90.3%	85.7%	81.2%	77.0%	73.1%	62.1%	46.5%	27.9%	0.0%
84	100.0%	95.0%	90.2%	85.4%	80.9%	76.7%	72.8%	61.8%	46.3%	27.7%	0.0%
85	100.0%	94.9%	89.9%	85.2%	80.8%	76.7%	72.8%	61.8%	46.3%	27.7%	0.0%

Unisex
Policy Year

Issue Age	1	2	3	4	5	6	7	8	9	10	11
0	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
1	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
2	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
3	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
4	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
5	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
6	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
7	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
8	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
9	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
10	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
11	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
12	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
13	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
14	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
15	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
16	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
17	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
18	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
19	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
20	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
21	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
22	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
23	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
24	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
25	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
26	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
27	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
28	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
29	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
30	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
31	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
32	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
33	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
34	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
35	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
36	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
37	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
38	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
39	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
40	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
41	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
42	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
43	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
44	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
45	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
46	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
47	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
48	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
49	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
50	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%

Issue Age	1	2	3	4	5	6	7	8	9	10	11
51	100.0%	98.0%	95.9%	93.9%	91.8%	87.2%	82.8%	70.3%	52.7%	31.6%	0.0%
52	100.0%	97.9%	95.8%	93.7%	91.6%	87.0%	82.6%	70.2%	52.6%	31.5%	0.0%
53	100.0%	97.8%	95.7%	93.5%	91.3%	86.7%	82.3%	69.9%	52.4%	31.4%	0.0%
54	100.0%	97.8%	95.5%	93.3%	91.1%	86.5%	82.1%	69.7%	52.2%	31.3%	0.0%
55	100.0%	97.7%	95.4%	93.1%	90.8%	86.2%	81.8%	69.5%	52.1%	31.2%	0.0%
56	100.0%	97.6%	95.3%	92.9%	90.5%	88.1%	83.6%	71.0%	53.2%	31.9%	0.0%
57	100.0%	97.5%	95.1%	92.6%	90.2%	87.7%	83.3%	70.8%	53.1%	31.8%	0.0%
58	100.0%	97.5%	94.9%	92.4%	89.8%	87.3%	82.9%	70.4%	52.8%	31.6%	0.0%
59	100.0%	97.4%	94.7%	92.1%	89.5%	86.9%	82.5%	70.1%	52.5%	31.5%	0.0%
60	100.0%	97.3%	94.6%	91.9%	89.2%	86.5%	82.1%	69.7%	52.2%	31.3%	0.0%
61	100.0%	97.2%	94.4%	91.7%	88.9%	86.1%	81.7%	69.4%	52.0%	31.2%	0.0%
62	100.0%	97.1%	94.3%	91.4%	88.6%	85.8%	81.5%	69.2%	51.9%	31.1%	0.0%
63	100.0%	97.0%	94.1%	91.2%	88.3%	85.3%	81.0%	68.8%	51.6%	30.9%	0.0%
64	100.0%	96.9%	93.9%	90.9%	87.9%	84.9%	80.6%	68.5%	51.3%	30.7%	0.0%
65	100.0%	96.9%	93.8%	90.6%	87.5%	84.4%	80.1%	68.0%	51.0%	30.6%	0.0%
66	100.0%	96.8%	93.5%	90.3%	87.1%	83.8%	79.6%	67.6%	50.7%	30.4%	0.0%
67	100.0%	96.6%	93.3%	90.0%	86.6%	83.3%	79.1%	67.2%	50.4%	30.2%	0.0%
68	100.0%	96.5%	93.1%	89.6%	86.1%	82.7%	78.5%	66.7%	50.0%	30.0%	0.0%
69	100.0%	96.4%	92.8%	89.2%	85.7%	82.2%	78.0%	66.3%	49.7%	29.8%	0.0%
70	100.0%	96.2%	92.5%	88.9%	85.2%	81.6%	77.5%	65.8%	49.3%	29.5%	0.0%
71	100.0%	96.1%	92.3%	88.5%	84.8%	81.1%	77.0%	65.4%	49.0%	29.4%	0.0%
72	100.0%	96.0%	92.1%	88.2%	84.4%	80.6%	76.5%	65.0%	48.7%	29.2%	0.0%
73	100.0%	95.9%	91.8%	87.8%	83.9%	80.0%	76.0%	64.6%	48.4%	29.0%	0.0%
74	100.0%	95.7%	91.6%	87.5%	83.4%	79.4%	75.4%	64.0%	48.0%	28.8%	0.0%
75	100.0%	95.6%	91.3%	87.1%	82.9%	78.9%	74.9%	63.6%	47.7%	28.6%	0.0%
76	100.0%	95.5%	91.0%	86.7%	82.5%	78.4%	74.4%	63.2%	47.4%	28.4%	0.0%
77	100.0%	95.3%	90.8%	86.4%	82.1%	78.1%	74.1%	62.9%	47.1%	28.2%	0.0%
78	100.0%	95.2%	90.6%	86.1%	81.8%	77.7%	73.8%	62.7%	47.0%	28.2%	0.0%
79	100.0%	95.1%	90.4%	85.9%	81.6%	77.4%	73.5%	62.4%	46.8%	28.0%	0.0%
80	100.0%	95.0%	90.3%	85.8%	81.4%	77.2%	73.3%	62.3%	46.7%	28.0%	0.0%
81	100.0%	95.0%	90.2%	85.6%	81.2%	77.0%	73.1%	62.1%	46.5%	27.9%	0.0%
82	100.0%	94.9%	90.1%	85.4%	81.0%	76.9%	73.0%	62.0%	46.5%	27.9%	0.0%
83	100.0%	94.9%	90.0%	85.3%	80.9%	76.8%	72.9%	61.9%	46.4%	27.8%	0.0%
84	100.0%	94.8%	89.9%	85.3%	81.0%	77.0%	73.1%	62.1%	46.5%	27.9%	0.0%
85	100.0%	94.8%	89.9%	85.4%	81.1%	77.3%	73.4%	62.3%	46.7%	28.0%	0.0%

APPENDIX C – TARGET PREMIUM RATES

TARGET PREMIUM RATES (per $1,000 of Face Amount)
For Policies with a Policy Date on or after May 16, 2015*

Issue Age	Male	Female	Unisex	Issue Age	Male	Female	Unisex
0	3.36	2.91	3.27	43	17.14	12.92	16.30
1	3.36	2.91	3.27	44	17.98	13.58	17.10
2	3.36	2.91	3.27	45	18.82	14.24	17.90
3	3.36	2.91	3.27	46	19.82	15.09	18.87
4	3.36	2.91	3.27	47	20.83	15.94	19.85
5	3.36	2.91	3.27	48	21.83	16.79	20.82
6	3.36	2.91	3.27	49	22.83	17.64	21.79
7	3.36	2.91	3.27	50	23.84	18.49	22.77
8	3.36	2.91	3.27	51	24.84	19.33	23.74
9	3.36	2.91	3.27	52	25.84	20.18	24.71
10	3.36	2.91	3.27	53	26.84	21.03	25.68
11	3.53	3.05	3.43	54	27.85	21.88	26.66
12	3.70	3.20	3.60	55	28.85	22.73	27.63
13	3.87	3.34	3.76	56	29.82	23.49	28.55
14	4.03	3.47	3.92	57	30.80	24.24	29.49
15	4.21	3.63	4.09	58	31.77	25.00	30.42
16	4.56	3.93	4.44	59	32.75	25.75	31.35
17	4.93	4.24	4.80	60	33.72	26.51	32.28
18	5.29	4.56	5.14	61	34.69	27.26	33.20
19	5.66	4.87	5.50	62	35.67	28.02	34.14
20	6.02	5.17	5.85	63	36.64	28.77	35.07
21	6.05	5.19	5.87	64	37.62	29.53	36.00
22	6.08	5.24	5.91	65	38.59	30.28	36.93
23	6.09	5.25	5.92	66	38.97	30.87	37.35
24	6.12	5.28	5.95	67	39.34	31.46	37.76
25	6.15	5.30	5.98	68	39.72	32.04	38.18
26	6.57	5.53	6.36	69	40.09	32.62	38.60
27	6.98	5.75	6.73	70	40.47	33.22	39.02
28	7.41	5.98	7.12	71	41.04	33.80	39.59
29	7.83	6.21	7.51	72	41.62	34.38	40.17
30	8.26	6.45	7.90	73	42.20	34.96	40.75
31	8.68	6.68	8.28	74	42.79	35.56	41.34
32	9.12	6.91	8.68	75	43.37	36.14	41.92
33	9.55	7.15	9.07	76	44.82	37.35	43.33
34	9.98	7.38	9.46	77	46.27	38.56	44.73
35	10.42	7.62	9.86	78	47.71	39.77	46.12
36	11.26	8.28	10.66	79	49.16	40.98	47.52
37	12.10	8.94	11.47	80	50.60	42.18	48.92
38	12.94	9.61	12.27	81	52.05	43.39	50.32
39	13.78	10.27	13.08	82	53.50	44.60	51.72
40	14.62	10.93	13.88	83	54.94	45.81	53.11
41	15.46	11.59	14.69	84	56.39	47.02	54.52
42	16.30	12.25	15.49	85	57.83	48.22	55.91

*    In states where all May 16, 2015 Modifications are approved; otherwise, we apply the rate(s) in effect for Policies with a Policy Date before May 16, 2015.

TARGET PREMIUM RATES (per $1,000 of Face Amount)
For Policies with a Policy Date before May 16, 2015

Issue Age	Male	Female	Unisex	Issue Age	Male	Female	Unisex
0	3.36	2.91	3.27	43	15.06	11.50	14.35
1	3.36	2.91	3.27	44	15.67	12.02	14.94
2	3.36	2.91	3.27	45	16.29	12.53	15.54
3	3.36	2.91	3.27	46	17.25	13.26	16.45
4	3.36	2.91	3.27	47	18.21	13.99	17.37
5	3.36	2.91	3.27	48	19.18	14.72	18.28
6	3.36	2.91	3.27	49	20.14	15.45	19.20
7	3.36	2.91	3.27	50	21.10	16.18	20.12
8	3.36	2.91	3.27	51	22.06	16.90	21.03
9	3.36	2.91	3.27	52	23.02	17.63	21.95
10	3.36	2.91	3.27	53	23.99	18.36	22.86
11	3.53	3.05	3.43	54	24.95	19.09	23.78
12	3.70	3.20	3.60	55	25.91	19.82	24.69
13	3.87	3.34	3.76	56	27.18	20.87	25.92
14	4.03	3.47	3.92	57	28.45	21.91	27.14
15	4.21	3.63	4.09	58	29.71	22.96	28.36
16	4.56	3.93	4.44	59	30.98	24.00	29.59
17	4.93	4.24	4.80	60	32.25	25.05	30.81
18	5.29	4.56	5.14	61	33.52	26.10	32.03
19	5.66	4.87	5.50	62	34.79	27.14	33.26
20	6.02	5.17	5.85	63	36.05	28.19	34.48
21	6.05	5.19	5.87	64	37.32	29.23	35.70
22	6.08	5.24	5.91	65	38.59	30.28	36.93
23	6.09	5.25	5.92	66	38.97	30.87	37.35
24	6.12	5.28	5.95	67	39.34	31.46	37.76
25	6.15	5.30	5.98	68	39.72	32.04	38.18
26	6.55	5.51	6.34	69	40.09	32.62	38.60
27	6.94	5.72	6.70	70	40.47	33.22	39.02
28	7.34	5.93	7.06	71	41.04	33.80	39.59
29	7.74	6.14	7.42	72	41.62	34.38	40.17
30	8.14	6.35	7.78	73	42.20	34.96	40.75
31	8.53	6.56	8.14	74	42.79	35.56	41.34
32	8.93	6.77	8.50	75	43.37	36.14	41.92
33	9.33	6.98	8.86	76	44.82	37.35	43.33
34	9.72	7.19	9.22	77	46.27	38.56	44.73
35	10.12	7.40	9.58	78	47.71	39.77	46.12
36	10.74	7.91	10.17	79	49.16	40.98	47.52
37	11.35	8.43	10.77	80	50.60	42.18	48.92
38	11.97	8.94	11.36	81	52.05	43.39	50.32
39	12.59	9.45	11.96	82	53.50	44.60	51.72
40	13.21	9.97	12.56	83	54.94	45.81	53.11
41	13.82	10.48	13.15	84	56.39	47.02	54.52
42	14.44	10.99	13.75	85	57.83	48.22	55.91

APPENDIX D

APPLICABLE PERCENTAGES (FOR LIFE INSURANCE DEFINITION TEST)

Guideline Premium/Cash Value Corridor Test

Insured’s Attained Age	Percentage of Policy Value	Insured’s Attained Age	Percentage of Policy Value	Insured’s Attained Age	Percentage of Policy Value
0-40	250.00	53	164.00	66	119.00
41	243.00	54	157.00	67	118.00
42	236.00	55	150.00	68	117.00
43	229.00	56	146.00	69	116.00
44	222.00	57	142.00	70	115.00
45	215.00	58	138.00	71	113.00
46	209.00	59	134.00	72	111.00
47	203.00	60	130.00	73	109.00
48	197.00	61	128.00	74	107.00
49	191.00	62	126.00	75-90	105.00
50	185.00	63	124.00	91	104.00
51	178.00	64	122.00	92	103.00
52	171.00	65	120.00	93	102.00
				94+	101.00

Cash Value Accumulation Test (percentage of Surrender Value) – Male

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
0	1569.13%	1295.46%	1203.01%	1127.69%	1064.74%	1011.09%	964.65%	923.93%	887.84%	855.58%	826.50%	800.12%	776.05%	753.97%	733.62%	714.80%
1	1530.15%	1267.24%	1178.38%	1105.94%	1045.37%	993.74%	949.02%	909.80%	875.02%	843.92%	815.87%	790.43%	767.20%	745.88%	726.23%	708.04%
2	1482.94%	1230.32%	1144.91%	1075.27%	1017.04%	967.38%	924.36%	886.62%	853.16%	823.22%	796.23%	771.72%	749.35%	728.82%	709.89%	692.36%
3	1433.47%	1190.72%	1108.62%	1041.68%	985.69%	937.94%	896.57%	860.28%	828.09%	799.29%	773.31%	749.73%	728.20%	708.44%	690.22%	673.35%
4	1383.22%	1149.89%	1070.98%	1006.62%	952.80%	906.89%	867.11%	832.21%	801.25%	773.55%	748.56%	725.88%	705.17%	686.16%	668.63%	652.39%
5	1333.54%	1109.26%	1033.40%	971.53%	919.78%	875.64%	837.39%	803.83%	774.06%	747.42%	723.39%	701.57%	681.65%	663.36%	646.50%	630.88%
6	1285.51%	1069.93%	997.00%	937.52%	887.77%	845.33%	808.55%	776.28%	747.65%	722.03%	698.92%	677.94%	658.78%	641.19%	624.97%	609.94%
7	1239.23%	1032.01%	961.90%	904.73%	856.89%	816.09%	780.73%	749.70%	722.17%	697.53%	675.31%	655.13%	636.70%	619.78%	604.17%	589.72%
8	1194.50%	995.31%	927.92%	872.95%	826.97%	787.74%	753.74%	723.90%	697.43%	673.73%	652.36%	632.95%	615.23%	598.95%	583.94%	570.04%
9	1151.27%	959.81%	895.02%	842.18%	797.97%	760.25%	727.56%	698.87%	673.42%	650.63%	630.08%	611.41%	594.36%	578.71%	564.27%	550.90%
10	1109.62%	925.58%	863.30%	812.50%	770.00%	733.74%	702.31%	674.72%	650.24%	628.33%	608.56%	590.61%	574.22%	559.16%	545.27%	532.41%
11	1069.37%	892.47%	832.60%	783.77%	742.91%	708.04%	677.82%	651.29%	627.76%	606.69%	587.68%	570.41%	554.64%	540.16%	526.80%	514.43%
12	1030.88%	860.84%	803.30%	756.35%	717.07%	683.55%	654.50%	628.99%	606.36%	586.10%	567.82%	551.21%	536.05%	522.12%	509.27%	497.36%
13	994.22%	830.80%	775.49%	730.36%	692.60%	660.37%	632.44%	607.91%	586.15%	566.67%	549.09%	533.12%	518.53%	505.13%	492.77%	481.32%
14	959.26%	802.20%	749.04%	705.66%	669.36%	638.38%	611.53%	587.95%	567.02%	548.29%	531.38%	516.02%	501.99%	489.10%	477.21%	466.20%
15	926.02%	775.10%	724.01%	682.32%	647.43%	617.65%	591.83%	569.16%	549.04%	531.03%	514.77%	500.00%	486.50%	474.11%	462.67%	452.07%
16	894.82%	749.82%	700.73%	660.67%	627.14%	598.52%	573.70%	551.91%	532.56%	515.24%	499.61%	485.40%	472.42%	460.50%	449.49%	439.30%
17	865.39%	726.11%	678.95%	640.46%	608.24%	580.74%	556.89%	535.94%	517.35%	500.69%	485.66%	472.00%	459.52%	448.05%	437.46%	427.65%
18	837.56%	703.81%	658.52%	621.55%	590.60%	564.18%	541.26%	521.13%	503.26%	487.26%	472.80%	459.67%	447.67%	436.64%	426.46%	417.02%
19	810.85%	682.43%	638.94%	603.44%	573.71%	548.33%	526.32%	506.98%	489.81%	474.43%	460.54%	447.92%	436.38%	425.78%	415.99%	406.92%
20	785.02%	661.73%	619.97%	585.89%	557.34%	532.97%	511.83%	493.26%	476.77%	461.99%	448.65%	436.52%	425.44%	415.25%	405.84%	397.12%
21	759.92%	641.57%	601.48%	568.76%	541.36%	517.96%	497.66%	479.83%	463.99%	449.80%	436.99%	425.34%	414.69%	404.90%	395.86%	387.48%
22	735.44%	621.83%	583.36%	551.95%	525.65%	503.18%	483.70%	466.58%	451.37%	437.74%	425.44%	414.25%	404.03%	394.62%	385.94%	377.89%
23	711.67%	602.62%	565.70%	535.55%	510.31%	488.75%	470.04%	453.61%	439.01%	425.93%	414.12%	403.38%	393.56%	384.53%	376.20%	368.47%
24	688.55%	583.88%	548.44%	519.51%	495.29%	474.60%	456.65%	440.87%	426.87%	414.31%	402.98%	392.67%	383.24%	374.58%	366.58%	359.16%
25	666.09%	565.64%	531.63%	503.87%	480.63%	460.77%	443.55%	428.42%	414.98%	402.93%	392.05%	382.16%	373.12%	364.80%	357.12%	350.00%
26	644.29%	547.89%	515.26%	488.62%	466.32%	447.27%	430.75%	416.23%	403.34%	391.78%	381.34%	371.85%	363.18%	355.20%	347.83%	341.00%
27	623.22%	530.72%	499.42%	473.86%	452.47%	434.20%	418.35%	404.42%	392.06%	380.97%	370.96%	361.86%	353.54%	345.89%	338.82%	332.27%
28	602.86%	514.11%	484.08%	459.57%	439.05%	421.53%	406.33%	392.97%	381.11%	370.49%	360.89%	352.16%	344.19%	336.85%	330.08%	323.80%
29	583.03%	497.88%	469.07%	445.56%	425.88%	409.07%	394.50%	381.70%	370.33%	360.14%	350.94%	342.57%	334.92%	327.89%	321.40%	315.38%
30	563.67%	481.96%	454.32%	431.77%	412.90%	396.79%	382.81%	370.53%	359.63%	349.86%	341.04%	333.03%	325.70%	318.96%	312.73%	306.96%
31	544.80%	466.40%	439.89%	418.26%	400.16%	384.70%	371.30%	359.53%	349.08%	339.72%	331.26%	323.58%	316.55%	310.09%	304.13%	298.60%
32	526.44%	451.20%	425.76%	405.02%	387.66%	372.84%	359.99%	348.70%	338.68%	329.70%	321.60%	314.23%	307.50%	301.31%	295.59%	290.29%
33	508.58%	436.38%	411.98%	392.08%	375.43%	361.22%	348.89%	338.07%	328.46%	319.86%	312.09%	305.03%	298.57%	292.64%	287.17%	282.09%
34	491.28%	421.99%	398.58%	379.49%	363.52%	349.89%	338.07%	327.69%	318.48%	310.24%	302.79%	296.02%	289.84%	284.15%	278.90%	274.04%
35	474.52%	408.03%	385.57%	367.26%	351.94%	338.87%	327.54%	317.59%	308.76%	300.85%	293.71%	287.23%	281.30%	275.85%	270.83%	266.16%
36	458.30%	394.49%	372.94%	355.37%	340.68%	328.15%	317.28%	307.74%	299.28%	291.70%	284.86%	278.64%	272.96%	267.74%	262.93%	258.46%
37	442.66%	381.42%	360.75%	343.90%	329.81%	317.79%	307.37%	298.23%	290.11%	282.85%	276.29%	270.34%	264.89%	259.89%	255.28%	251.00%
38	427.55%	368.79%	348.96%	332.79%	319.28%	307.76%	297.77%	289.00%	281.23%	274.26%	267.98%	262.27%	257.06%	252.27%	247.85%	243.75%
39	413.01%	356.62%	337.60%	322.10%	309.14%	298.09%	288.52%	280.12%	272.66%	265.99%	259.97%	254.50%	249.51%	244.92%	240.68%	236.76%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
40	399.00%	344.90%	326.65%	311.79%	299.37%	288.77%	279.60%	271.54%	264.40%	258.01%	252.24%	247.00%	242.22%	237.82%	233.77%	230.02%
41	385.51%	333.61%	316.11%	301.86%	289.94%	279.79%	270.99%	263.28%	256.43%	250.31%	244.79%	239.77%	235.19%	230.98%	227.10%	223.50%
42	372.54%	322.75%	305.97%	292.30%	280.89%	271.15%	262.73%	255.33%	248.78%	242.91%	237.62%	232.82%	228.43%	224.40%	220.69%	217.24%
43	360.09%	312.33%	296.24%	283.14%	272.20%	262.87%	254.80%	247.72%	241.44%	235.82%	230.75%	226.15%	221.96%	218.10%	214.55%	211.25%
44	348.13%	302.34%	286.91%	274.36%	263.87%	254.94%	247.20%	240.42%	234.41%	229.03%	224.18%	219.78%	215.76%	212.07%	208.67%	205.52%
45	336.69%	292.78%	277.99%	265.96%	255.92%	247.36%	239.95%	233.46%	227.71%	222.56%	217.92%	213.71%	209.86%	206.34%	203.08%	200.07%
46	325.73%	283.63%	269.47%	257.94%	248.32%	240.13%	233.04%	226.83%	221.32%	216.39%	211.96%	207.93%	204.25%	200.88%	197.77%	194.90%
47	315.22%	274.86%	261.29%	250.26%	241.04%	233.20%	226.42%	220.47%	215.20%	210.49%	206.25%	202.40%	198.89%	195.67%	192.70%	189.95%
48	305.12%	266.45%	253.45%	242.88%	234.07%	226.56%	220.07%	214.38%	209.35%	204.84%	200.79%	197.11%	193.75%	190.67%	187.84%	185.21%
49	295.35%	258.29%	245.85%	235.73%	227.29%	220.11%	213.90%	208.46%	203.64%	199.34%	195.46%	191.94%	188.74%	185.80%	183.09%	180.59%
50	285.91%	250.40%	238.48%	228.79%	220.71%	213.84%	207.90%	202.70%	198.09%	193.98%	190.28%	186.92%	183.86%	181.05%	178.46%	176.07%
51	276.80%	242.77%	231.35%	222.08%	214.35%	207.78%	202.10%	197.12%	192.72%	188.79%	185.25%	182.04%	179.12%	176.44%	173.97%	171.69%
52	268.02%	235.43%	224.49%	215.62%	208.22%	201.93%	196.50%	191.75%	187.54%	183.78%	180.40%	177.34%	174.55%	171.99%	169.64%	167.46%
53	259.61%	228.39%	217.92%	209.43%	202.36%	196.34%	191.15%	186.60%	182.59%	179.00%	175.77%	172.85%	170.18%	167.74%	165.49%	163.42%
54	251.56%	221.65%	211.64%	203.51%	196.75%	191.00%	186.03%	181.69%	177.85%	174.43%	171.35%	168.55%	166.01%	163.68%	161.54%	159.56%
55	243.86%	215.23%	205.65%	197.88%	191.41%	185.91%	181.17%	177.03%	173.36%	170.09%	167.15%	164.49%	162.06%	159.84%	157.80%	155.92%
56	236.52%	209.12%	199.96%	192.53%	186.35%	181.10%	176.57%	172.61%	169.11%	166.00%	163.19%	160.65%	158.34%	156.23%	154.28%	152.49%
57	229.52%	203.30%	194.54%	187.44%	181.54%	176.53%	172.21%	168.43%	165.10%	162.12%	159.45%	157.03%	154.83%	152.82%	150.96%	149.26%
58	222.84%	197.76%	189.39%	182.61%	176.97%	172.19%	168.07%	164.47%	161.29%	158.45%	155.91%	153.61%	151.51%	149.59%	147.83%	146.21%
59	216.41%	192.43%	184.43%	177.95%	172.57%	168.01%	164.08%	160.65%	157.62%	154.92%	152.49%	150.30%	148.31%	146.48%	144.81%	143.26%
60	210.23%	187.30%	179.66%	173.48%	168.34%	163.99%	160.24%	156.97%	154.09%	151.52%	149.21%	147.12%	145.23%	143.49%	141.90%	140.43%
61	204.30%	182.38%	175.09%	169.19%	164.29%	160.15%	156.57%	153.46%	150.71%	148.26%	146.07%	144.08%	142.28%	140.63%	139.12%	137.72%
62	198.65%	177.71%	170.74%	165.12%	160.45%	156.50%	153.09%	150.13%	147.51%	145.18%	143.10%	141.21%	139.50%	137.93%	136.49%	135.17%
63	193.28%	173.28%	166.64%	161.27%	156.83%	153.06%	149.82%	147.00%	144.51%	142.30%	140.32%	138.52%	136.90%	135.41%	134.05%	132.79%
64	188.19%	169.10%	162.77%	157.66%	153.42%	149.84%	146.76%	144.08%	141.71%	139.61%	137.73%	136.03%	134.48%	133.07%	131.78%	130.59%
65	183.35%	165.14%	159.11%	154.24%	150.21%	146.81%	143.88%	141.33%	139.09%	137.09%	135.30%	133.69%	132.23%	130.89%	129.67%	128.54%
66	178.74%	161.38%	155.64%	151.01%	147.18%	143.94%	141.16%	138.75%	136.62%	134.73%	133.03%	131.51%	130.12%	128.86%	127.70%	126.63%
67	174.34%	157.79%	152.33%	147.93%	144.29%	141.22%	138.58%	136.29%	134.28%	132.49%	130.88%	129.44%	128.13%	126.93%	125.84%	124.83%
68	170.11%	154.35%	149.15%	144.97%	141.52%	138.61%	136.11%	133.94%	132.03%	130.34%	128.82%	127.46%	126.22%	125.09%	124.06%	123.11%
69	166.04%	151.04%	146.10%	142.14%	138.86%	136.10%	133.74%	131.69%	129.88%	128.28%	126.85%	125.56%	124.39%	123.33%	122.36%	121.46%
70	162.12%	147.85%	143.16%	139.39%	136.29%	133.68%	131.44%	129.50%	127.80%	126.29%	124.94%	123.72%	122.62%	121.62%	120.70%	119.86%
71	158.36%	144.78%	140.33%	136.76%	133.82%	131.35%	129.24%	127.40%	125.79%	124.37%	123.10%	121.95%	120.92%	119.97%	119.11%	118.32%
72	154.74%	141.83%	137.61%	134.23%	131.45%	129.11%	127.12%	125.39%	123.87%	122.53%	121.33%	120.25%	119.28%	118.39%	117.58%	116.84%
73	151.32%	139.06%	135.06%	131.86%	129.23%	127.02%	125.14%	123.50%	122.07%	120.81%	119.68%	118.67%	117.76%	116.93%	116.17%	115.47%
74	148.07%	136.43%	132.64%	129.61%	127.13%	125.04%	123.27%	121.73%	120.39%	119.20%	118.14%	117.19%	116.33%	115.56%	114.84%	114.19%
75	144.97%	133.92%	130.33%	127.47%	125.13%	123.17%	121.49%	120.05%	118.79%	117.67%	116.68%	115.79%	114.99%	114.26%	113.59%	112.98%
76	142.02%	131.53%	128.14%	125.44%	123.23%	121.38%	119.81%	118.45%	117.27%	116.22%	115.29%	114.46%	113.71%	113.03%	112.41%	111.84%
77	139.20%	129.26%	126.05%	123.50%	121.42%	119.68%	118.20%	116.93%	115.82%	114.84%	113.97%	113.19%	112.49%	111.85%	111.27%	110.74%
78	136.52%	127.10%	124.07%	121.66%	119.70%	118.07%	116.68%	115.48%	114.44%	113.53%	112.71%	111.99%	111.33%	110.74%	110.20%	109.71%
79	133.99%	125.07%	122.20%	119.94%	118.09%	116.55%	115.25%	114.13%	113.16%	112.30%	111.54%	110.86%	110.25%	109.70%	109.20%	108.74%
80	131.61%	123.17%	120.47%	118.33%	116.60%	115.15%	113.93%	112.88%	111.97%	111.17%	110.46%	109.83%	109.26%	108.74%	108.28%	107.85%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16

81	129.39%	121.40%	118.85%	116.84%	115.21%	113.85%	112.71%	111.72%	110.87%	110.12%	109.46%	108.87%	108.34%	107.86%	107.43%	107.03%
82	127.31%	119.76%	117.36%	115.47%	113.93%	112.66%	111.59%	110.67%	109.87%	109.18%	108.56%	108.01%	107.52%	107.07%	106.67%	106.30%
83	125.37%	118.23%	115.97%	114.19%	112.75%	111.56%	110.55%	109.69%	108.95%	108.30%	107.73%	107.22%	106.76%	106.34%	105.97%	105.63%
84	123.54%	116.80%	114.66%	112.99%	111.64%	110.52%	109.58%	108.78%	108.09%	107.48%	106.95%	106.47%	106.05%	105.67%	105.32%	105.00%
85	121.83%	115.46%	113.45%	111.87%	110.60%	109.56%	108.68%	107.93%	107.29%	106.72%	106.23%	105.78%	105.39%	105.03%	104.71%	104.42%
86	120.23%	114.22%	112.32%	110.84%	109.65%	108.67%	107.85%	107.15%	106.55%	106.02%	105.56%	105.15%	104.78%	104.45%	104.15%	103.88%
87	118.75%	113.08%	111.29%	109.90%	108.78%	107.86%	107.09%	106.43%	105.87%	105.38%	104.95%	104.57%	104.23%	103.92%	103.64%	103.39%
88	117.39%	112.05%	110.36%	109.04%	107.99%	107.12%	106.40%	105.79%	105.26%	104.80%	104.40%	104.05%	103.73%	103.44%	103.19%	102.95%
89	116.14%	111.11%	109.52%	108.27%	107.28%	106.46%	105.79%	105.21%	104.72%	104.29%	103.91%	103.58%	103.28%	103.02%	102.78%	102.56%
90	114.98%	110.27%	108.76%	107.59%	106.65%	105.88%	105.24%	104.70%	104.24%	103.83%	103.48%	103.17%	102.89%	102.64%	102.42%	102.22%
91	113.92%	109.52%	108.10%	106.99%	106.11%	105.38%	104.78%	104.27%	103.83%	103.45%	103.12%	102.83%	102.56%	102.33%	102.13%	101.97%
92	112.89%	108.82%	107.49%	106.44%	105.60%	104.92%	104.35%	103.87%	103.46%	103.10%	102.79%	102.51%	102.27%	102.05%	101.97%	101.00%
93	111.89%	108.16%	106.91%	105.93%	105.14%	104.49%	103.95%	103.50%	103.11%	102.78%	102.48%	102.23%	102.00%	101.97%	101.00%	101.00%
94	110.88%	107.53%	106.38%	105.45%	104.71%	104.10%	103.59%	103.16%	102.79%	102.48%	102.20%	101.97%	101.97%	101.00%	101.00%	101.00%
95	109.83%	106.91%	105.87%	105.01%	104.32%	103.74%	103.26%	102.85%	102.50%	102.20%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
96	108.68%	106.29%	105.38%	104.61%	103.97%	103.43%	102.98%	102.59%	102.26%	101.98%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
97	107.33%	105.55%	104.82%	104.18%	103.61%	103.13%	102.71%	102.34%	102.03%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
98	105.61%	104.55%	104.06%	103.61%	103.19%	102.80%	102.44%	102.11%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
99	103.30%	102.95%	102.78%	102.61%	102.44%	102.26%	102.09%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
101	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
102	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
103	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
104	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
105	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
106	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
107	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
108	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
109	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
110	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
111	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
112	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
113	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
114	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
115	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
116	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
117	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
118	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
119	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
120	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Cash Value Accumulation Test (percentage of Surrender Value) – Female

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
0	1871.18%	1550.58%	1442.06%	1353.71%	1279.93%	1217.10%	1162.74%	1115.10%	1072.89%	1035.14%	1001.13%	970.28%	942.11%	916.27%	892.44%	870.39%
1	1814.33%	1506.36%	1402.09%	1317.18%	1246.26%	1185.87%	1133.61%	1087.79%	1047.20%	1010.90%	978.18%	948.49%	921.39%	896.52%	873.59%	852.36%
2	1754.86%	1458.98%	1358.78%	1277.18%	1209.02%	1150.97%	1100.73%	1056.69%	1017.66%	982.76%	951.30%	922.75%	896.69%	872.77%	850.71%	830.29%
3	1694.51%	1410.18%	1313.89%	1235.46%	1169.96%	1114.16%	1065.87%	1023.53%	986.01%	952.46%	922.21%	894.76%	869.70%	846.70%	825.49%	805.85%
4	1634.44%	1361.19%	1268.64%	1193.25%	1130.29%	1076.65%	1030.23%	989.53%	953.46%	921.21%	892.13%	865.73%	841.64%	819.52%	799.13%	780.25%
5	1576.08%	1313.46%	1224.50%	1152.05%	1091.52%	1039.97%	995.34%	956.22%	921.55%	890.54%	862.58%	837.21%	814.04%	792.78%	773.17%	755.01%
6	1519.42%	1267.00%	1181.50%	1111.86%	1053.68%	1004.12%	961.23%	923.62%	890.29%	860.48%	833.60%	809.21%	786.94%	766.49%	747.64%	730.19%
7	1464.64%	1222.04%	1139.86%	1072.92%	1017.00%	969.37%	928.13%	891.98%	859.94%	831.28%	805.44%	781.99%	760.58%	740.93%	722.80%	706.02%
8	1412.28%	1179.12%	1100.14%	1035.80%	982.05%	936.27%	896.63%	861.89%	831.09%	803.54%	778.70%	756.16%	735.57%	716.68%	699.25%	683.12%
9	1361.63%	1137.56%	1061.65%	999.81%	948.15%	904.14%	866.05%	832.65%	803.04%	776.56%	752.69%	731.02%	711.23%	693.07%	676.32%	660.80%
10	1312.67%	1097.32%	1024.36%	964.92%	915.27%	872.97%	836.36%	804.26%	775.80%	750.34%	727.40%	706.56%	687.54%	670.08%	653.98%	639.07%
11	1265.49%	1058.52%	988.40%	931.28%	883.56%	842.90%	807.71%	776.86%	749.50%	725.04%	702.98%	682.96%	664.67%	647.89%	632.41%	618.07%
12	1220.02%	1021.12%	953.73%	898.83%	852.96%	813.89%	780.06%	750.41%	724.12%	700.60%	679.40%	660.15%	642.58%	626.44%	611.56%	597.78%
13	1176.58%	985.44%	920.68%	867.92%	823.84%	786.29%	753.79%	725.28%	700.02%	677.41%	657.04%	638.54%	621.65%	606.14%	591.84%	578.60%
14	1134.91%	951.25%	889.02%	838.32%	795.96%	759.88%	728.64%	701.25%	676.97%	655.25%	635.66%	617.89%	601.65%	586.75%	573.01%	560.28%
15	1094.92%	918.45%	858.65%	809.94%	769.24%	734.56%	704.55%	678.23%	654.90%	634.02%	615.20%	598.12%	582.52%	568.20%	554.99%	542.76%
16	1056.41%	886.86%	829.40%	782.59%	743.49%	710.17%	681.33%	656.04%	633.62%	613.56%	595.48%	579.07%	564.08%	550.32%	537.62%	525.87%
17	1019.50%	856.61%	801.41%	756.43%	718.86%	686.85%	659.14%	634.85%	613.31%	594.04%	576.67%	560.90%	546.49%	533.27%	521.08%	509.78%
18	983.92%	827.43%	774.40%	731.19%	695.10%	664.35%	637.73%	614.38%	593.69%	575.18%	558.49%	543.34%	529.50%	516.80%	505.09%	494.24%
19	949.61%	799.27%	748.33%	706.82%	672.15%	642.61%	617.04%	594.61%	574.73%	556.95%	540.92%	526.37%	513.08%	500.87%	489.62%	479.20%
20	916.60%	772.18%	723.24%	683.37%	650.06%	621.69%	597.12%	575.59%	556.49%	539.41%	524.01%	510.03%	497.27%	485.55%	474.74%	464.73%
21	884.67%	745.94%	698.93%	660.63%	628.64%	601.38%	577.79%	557.10%	538.76%	522.36%	507.57%	494.14%	481.88%	470.63%	460.25%	450.63%
22	853.79%	720.53%	675.37%	638.58%	607.85%	581.67%	559.01%	539.14%	521.53%	505.78%	491.57%	478.68%	466.90%	456.10%	446.13%	436.89%
23	823.99%	695.98%	652.61%	617.27%	587.76%	562.61%	540.85%	521.77%	504.85%	489.72%	476.08%	463.70%	452.39%	442.01%	432.44%	423.58%
24	795.11%	672.15%	630.49%	596.55%	568.20%	544.05%	523.15%	504.82%	488.58%	474.05%	460.95%	449.06%	438.20%	428.23%	419.04%	410.53%
25	767.25%	649.13%	609.11%	576.52%	549.29%	526.10%	506.02%	488.42%	472.82%	458.87%	446.29%	434.87%	424.45%	414.88%	406.05%	397.88%
26	740.35%	626.89%	588.46%	557.15%	531.00%	508.72%	489.44%	472.54%	457.56%	444.16%	432.08%	421.12%	411.11%	401.92%	393.45%	385.61%
27	714.38%	605.40%	568.48%	538.41%	513.30%	491.91%	473.39%	457.16%	442.78%	429.91%	418.32%	407.79%	398.18%	389.36%	381.23%	373.69%
28	689.39%	584.72%	549.26%	520.38%	496.26%	475.72%	457.94%	442.36%	428.55%	416.19%	405.06%	394.96%	385.73%	377.26%	369.45%	362.23%
29	665.29%	564.76%	530.70%	502.97%	479.81%	460.08%	443.01%	428.05%	414.79%	402.93%	392.24%	382.54%	373.69%	365.56%	358.06%	351.13%
30	642.04%	545.49%	512.78%	486.15%	463.91%	444.97%	428.58%	414.21%	401.48%	390.10%	379.84%	370.53%	362.03%	354.23%	347.03%	340.37%
31	619.58%	526.85%	495.44%	469.86%	448.51%	430.32%	414.58%	400.79%	388.57%	377.64%	367.79%	358.85%	350.69%	343.21%	336.30%	329.91%
32	597.97%	508.91%	478.75%	454.19%	433.68%	416.22%	401.11%	387.87%	376.14%	365.65%	356.19%	347.62%	339.79%	332.60%	325.98%	319.84%
33	577.13%	491.61%	462.64%	439.06%	419.37%	402.60%	388.10%	375.39%	364.13%	354.06%	344.98%	336.75%	329.24%	322.34%	315.99%	310.10%
34	557.07%	474.93%	447.12%	424.48%	405.57%	389.48%	375.55%	363.35%	352.54%	342.88%	334.17%	326.27%	319.06%	312.45%	306.35%	300.70%
35	537.75%	458.88%	432.18%	410.44%	392.29%	376.84%	363.48%	351.76%	341.39%	332.12%	323.76%	316.18%	309.26%	302.91%	297.06%	291.65%
36	519.22%	443.50%	417.86%	396.99%	379.57%	364.74%	351.91%	340.67%	330.72%	321.82%	313.80%	306.53%	299.89%	293.80%	288.19%	283.00%
37	501.37%	428.66%	404.05%	384.01%	367.29%	353.06%	340.75%	329.96%	320.41%	311.87%	304.18%	297.20%	290.84%	285.00%	279.62%	274.64%
38	484.19%	414.39%	390.76%	371.53%	355.48%	341.82%	330.01%	319.66%	310.49%	302.30%	294.93%	288.23%	282.13%	276.53%	271.37%	266.59%
39	467.62%	400.61%	377.93%	359.47%	344.06%	330.96%	319.62%	309.69%	300.90%	293.04%	285.97%	279.55%	273.69%	268.32%	263.38%	258.80%
40	451.63%	387.30%	365.52%	347.81%	333.03%	320.45%	309.57%	300.05%	291.61%	284.07%	277.29%	271.13%	265.52%	260.37%	255.62%	251.23%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
41	436.21%	374.45%	353.55%	336.55%	322.36%	310.29%	299.85%	290.72%	282.63%	275.40%	268.89%	262.98%	257.60%	252.66%	248.12%	243.91%
42	421.34%	362.05%	341.99%	325.67%	312.06%	300.48%	290.47%	281.70%	273.94%	267.01%	260.77%	255.10%	249.94%	245.21%	240.85%	236.82%
43	407.02%	350.11%	330.86%	315.20%	302.14%	291.03%	281.42%	273.01%	265.57%	258.92%	252.93%	247.51%	242.56%	238.02%	233.84%	229.98%
44	393.24%	338.62%	320.14%	305.11%	292.58%	281.92%	272.71%	264.64%	257.50%	251.13%	245.38%	240.18%	235.44%	231.09%	227.08%	223.38%
45	379.99%	327.56%	309.83%	295.41%	283.39%	273.16%	264.32%	256.59%	249.74%	243.62%	238.12%	233.13%	228.58%	224.42%	220.58%	217.03%
46	367.25%	316.93%	299.92%	286.09%	274.55%	264.74%	256.26%	248.85%	242.28%	236.42%	231.14%	226.36%	222.00%	218.01%	214.33%	210.93%
47	355.02%	306.74%	290.41%	277.14%	266.08%	256.67%	248.54%	241.43%	235.13%	229.51%	224.45%	219.87%	215.69%	211.87%	208.34%	205.08%
48	343.31%	296.98%	281.32%	268.59%	257.97%	248.95%	241.16%	234.34%	228.30%	222.92%	218.07%	213.68%	209.68%	206.01%	202.63%	199.51%
49	332.07%	287.63%	272.60%	260.39%	250.22%	241.57%	234.09%	227.56%	221.77%	216.61%	211.97%	207.76%	203.92%	200.41%	197.18%	194.19%
50	321.32%	278.69%	264.28%	252.57%	242.82%	234.52%	227.36%	221.09%	215.55%	210.61%	206.16%	202.13%	198.45%	195.09%	191.99%	189.13%
51	311.03%	270.14%	256.33%	245.10%	235.75%	227.80%	220.94%	214.93%	209.62%	204.88%	200.62%	196.76%	193.25%	190.02%	187.06%	184.32%
52	301.18%	261.97%	248.73%	237.97%	229.00%	221.39%	214.81%	209.06%	203.97%	199.44%	195.35%	191.66%	188.29%	185.21%	182.37%	179.75%
53	291.76%	254.18%	241.48%	231.17%	222.58%	215.28%	208.98%	203.48%	198.61%	194.26%	190.35%	186.82%	183.59%	180.64%	177.93%	175.42%
54	282.76%	246.74%	234.57%	224.69%	216.46%	209.47%	203.44%	198.17%	193.50%	189.35%	185.61%	182.22%	179.14%	176.31%	173.72%	171.32%
55	274.15%	239.63%	227.97%	218.51%	210.63%	203.93%	198.16%	193.11%	188.65%	184.67%	181.09%	177.85%	174.90%	172.20%	169.72%	167.43%
56	265.90%	232.83%	221.67%	212.61%	205.06%	198.66%	193.13%	188.30%	184.03%	180.22%	176.80%	173.70%	170.89%	168.30%	165.93%	163.74%
57	258.03%	226.35%	215.66%	206.99%	199.77%	193.64%	188.35%	183.73%	179.65%	176.01%	172.74%	169.78%	167.08%	164.61%	162.35%	160.25%
58	250.49%	220.16%	209.93%	201.63%	194.72%	188.86%	183.80%	179.38%	175.48%	172.00%	168.88%	166.05%	163.47%	161.12%	158.95%	156.95%
59	243.28%	214.25%	204.46%	196.52%	189.91%	184.31%	179.48%	175.25%	171.53%	168.20%	165.22%	162.52%	160.06%	157.81%	155.74%	153.84%
60	236.36%	208.59%	199.22%	191.63%	185.31%	179.96%	175.34%	171.30%	167.74%	164.57%	161.72%	159.14%	156.80%	154.65%	152.68%	150.86%
61	229.72%	203.15%	194.19%	186.93%	180.90%	175.78%	171.37%	167.52%	164.12%	161.09%	158.38%	155.92%	153.68%	151.64%	149.76%	148.02%
62	223.33%	197.92%	189.37%	182.43%	176.66%	171.78%	167.57%	163.89%	160.65%	157.76%	155.17%	152.83%	150.70%	148.75%	146.96%	145.31%
63	217.19%	192.91%	184.73%	178.10%	172.60%	167.93%	163.92%	160.41%	157.32%	154.57%	152.10%	149.87%	147.84%	145.98%	144.28%	142.70%
64	211.28%	188.08%	180.27%	173.94%	168.69%	164.24%	160.41%	157.07%	154.12%	151.50%	149.15%	147.02%	145.09%	143.32%	141.70%	140.21%
65	205.60%	183.43%	175.97%	169.94%	164.93%	160.69%	157.04%	153.85%	151.05%	148.55%	146.31%	144.29%	142.45%	140.77%	139.23%	137.81%
66	200.13%	178.96%	171.85%	166.09%	161.31%	157.27%	153.79%	150.76%	148.09%	145.72%	143.59%	141.66%	139.92%	138.32%	136.86%	135.51%
67	194.87%	174.67%	167.88%	162.39%	157.84%	153.99%	150.68%	147.79%	145.25%	142.99%	140.97%	139.14%	137.48%	135.97%	134.58%	133.30%
68	189.81%	170.53%	164.06%	158.83%	154.50%	150.83%	147.68%	144.94%	142.53%	140.38%	138.46%	136.72%	135.15%	133.71%	132.39%	131.18%
69	184.95%	166.57%	160.40%	155.41%	151.29%	147.80%	144.81%	142.20%	139.91%	137.87%	136.05%	134.40%	132.91%	131.55%	130.30%	129.15%
70	180.27%	162.75%	156.88%	152.13%	148.21%	144.89%	142.05%	139.57%	137.40%	135.47%	133.74%	132.18%	130.76%	129.47%	128.29%	127.20%
71	175.79%	159.10%	153.50%	148.99%	145.26%	142.11%	139.41%	137.06%	135.00%	133.16%	131.52%	130.05%	128.71%	127.49%	126.37%	125.34%
72	171.49%	155.60%	150.28%	145.99%	142.44%	139.45%	136.89%	134.66%	132.71%	130.97%	129.42%	128.02%	126.76%	125.60%	124.55%	123.57%
73	167.38%	152.26%	147.20%	143.12%	139.75%	136.92%	134.49%	132.38%	130.53%	128.89%	127.42%	126.10%	124.90%	123.81%	122.82%	121.90%
74	163.44%	149.06%	144.25%	140.38%	137.19%	134.50%	132.20%	130.21%	128.45%	126.90%	125.52%	124.27%	123.14%	122.11%	121.17%	120.31%
75	159.67%	146.01%	141.45%	137.77%	134.75%	132.20%	130.02%	128.14%	126.48%	125.02%	123.71%	122.53%	121.47%	120.50%	119.62%	118.80%
76	156.07%	143.09%	138.76%	135.28%	132.41%	130.00%	127.95%	126.16%	124.60%	123.22%	121.99%	120.88%	119.88%	118.97%	118.14%	117.37%
77	152.61%	140.31%	136.20%	132.90%	130.19%	127.91%	125.97%	124.28%	122.81%	121.51%	120.35%	119.31%	118.37%	117.51%	116.73%	116.02%
78	149.31%	137.64%	133.75%	130.63%	128.06%	125.91%	124.07%	122.49%	121.10%	119.88%	118.79%	117.81%	116.93%	116.13%	115.39%	114.72%
79	146.14%	135.09%	131.40%	128.45%	126.03%	124.00%	122.27%	120.77%	119.47%	118.32%	117.30%	116.38%	115.55%	114.80%	114.11%	113.49%
80	143.10%	132.65%	129.16%	126.37%	124.08%	122.16%	120.53%	119.13%	117.90%	116.82%	115.86%	115.00%	114.23%	113.52%	112.88%	112.30%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
81	140.19%	130.30%	127.01%	124.37%	122.21%	120.40%	118.86%	117.54%	116.39%	115.37%	114.47%	113.67%	112.94%	112.28%	111.68%	111.14%
82	137.46%	128.12%	125.01%	122.52%	120.47%	118.77%	117.33%	116.08%	115.00%	114.05%	113.20%	112.45%	111.77%	111.15%	110.59%	110.08%
83	134.91%	126.10%	123.16%	120.81%	118.88%	117.28%	115.92%	114.75%	113.73%	112.84%	112.05%	111.34%	110.71%	110.13%	109.61%	109.13%
84	132.49%	124.20%	121.43%	119.21%	117.40%	115.89%	114.61%	113.51%	112.56%	111.72%	110.98%	110.32%	109.72%	109.19%	108.70%	108.26%
85	130.20%	122.42%	119.80%	117.72%	116.01%	114.59%	113.39%	112.36%	111.46%	110.68%	109.99%	109.37%	108.82%	108.32%	107.86%	107.45%
86	128.04%	120.75%	118.30%	116.33%	114.73%	113.39%	112.26%	111.30%	110.46%	109.73%	109.08%	108.50%	107.98%	107.52%	107.10%	106.71%
87	125.96%	119.14%	116.83%	114.99%	113.48%	112.22%	111.16%	110.25%	109.46%	108.78%	108.17%	107.63%	107.14%	106.71%	106.31%	105.96%
88	124.03%	117.68%	115.52%	113.79%	112.37%	111.19%	110.19%	109.33%	108.59%	107.95%	107.37%	106.87%	106.41%	106.00%	105.63%	105.30%
89	122.23%	116.36%	114.34%	112.72%	111.39%	110.28%	109.34%	108.54%	107.84%	107.23%	106.69%	106.21%	105.79%	105.40%	105.05%	104.74%
90	120.55%	115.16%	113.29%	111.78%	110.54%	109.50%	108.63%	107.87%	107.22%	106.65%	106.15%	105.70%	105.29%	104.93%	104.60%	104.30%
91	118.92%	114.03%	112.32%	110.92%	109.77%	108.82%	108.00%	107.31%	106.70%	106.17%	105.71%	105.29%	104.92%	104.58%	104.28%	104.00%
92	117.17%	112.78%	111.22%	109.94%	108.88%	107.99%	107.25%	106.60%	106.05%	105.56%	105.13%	104.75%	104.41%	104.10%	103.82%	103.57%
93	115.39%	111.50%	110.08%	108.91%	107.94%	107.13%	106.44%	105.85%	105.34%	104.89%	104.50%	104.15%	103.84%	103.56%	103.31%	103.07%
94	113.63%	110.24%	108.97%	107.92%	107.04%	106.29%	105.66%	105.11%	104.64%	104.24%	103.88%	103.56%	103.27%	103.02%	102.79%	102.58%
95	111.88%	109.03%	107.93%	106.99%	106.20%	105.52%	104.93%	104.43%	104.00%	103.62%	103.28%	102.99%	102.73%	102.50%	102.29%	102.10%
96	110.15%	107.90%	106.98%	106.18%	105.49%	104.88%	104.35%	103.88%	103.48%	103.13%	102.81%	102.54%	102.30%	102.09%	101.97%	101.97%
97	108.30%	106.71%	106.02%	105.40%	104.83%	104.32%	103.85%	103.44%	103.06%	102.73%	102.43%	102.16%	101.97%	101.97%	101.00%	101.00%
98	106.19%	105.33%	104.93%	104.54%	104.18%	103.83%	103.50%	103.18%	102.89%	102.61%	102.34%	102.10%	101.00%	101.00%	101.00%	101.00%
99	103.48%	103.22%	103.09%	102.96%	102.83%	102.70%	102.57%	102.44%	102.31%	102.19%	102.06%	101.97%	101.00%	101.00%	101.00%	101.00%
100	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
101	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
102	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
103	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
104	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
105	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
106	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
107	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
108	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
109	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
110	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
111	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
112	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
113	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
114	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
115	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
116	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
117	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
118	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
119	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
120	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Cash Value Accumulation Test (percentage of Surrender Value) – Unisex

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
0	1620.92%	1337.91%	1242.50%	1164.84%	1099.98%	1044.74%	996.93%	955.03%	917.90%	884.70%	854.78%	827.64%	802.88%	780.16%	759.22%	739.85%
1	1579.05%	1307.16%	1215.44%	1140.76%	1078.38%	1025.22%	979.20%	938.85%	903.08%	871.09%	842.26%	816.09%	792.21%	770.29%	750.08%	731.38%
2	1529.85%	1268.58%	1180.44%	1108.65%	1048.66%	997.54%	953.28%	914.46%	880.05%	849.27%	821.52%	796.33%	773.33%	752.22%	732.76%	714.75%
3	1478.47%	1227.38%	1142.65%	1073.64%	1015.98%	966.82%	924.26%	886.93%	853.84%	824.22%	797.53%	773.29%	751.16%	730.85%	712.13%	694.79%
4	1426.61%	1185.28%	1103.83%	1037.49%	982.05%	934.80%	893.87%	857.98%	826.15%	797.67%	771.99%	748.68%	727.40%	707.86%	689.84%	673.16%
5	1375.49%	1143.52%	1065.23%	1001.45%	948.15%	902.71%	863.37%	828.85%	798.24%	770.86%	746.16%	723.75%	703.27%	684.48%	667.15%	651.10%
6	1325.90%	1102.91%	1027.65%	966.34%	915.10%	871.42%	833.59%	800.40%	770.97%	744.63%	720.88%	699.32%	679.63%	661.56%	644.89%	629.45%
7	1278.13%	1063.79%	991.44%	932.50%	883.23%	841.24%	804.86%	772.95%	744.65%	719.33%	696.49%	675.75%	656.82%	639.43%	623.40%	608.55%
8	1232.10%	1026.07%	956.52%	899.86%	852.50%	812.12%	777.15%	746.46%	719.25%	694.90%	672.94%	653.00%	634.79%	618.07%	602.65%	588.36%
9	1187.60%	989.56%	922.71%	868.24%	822.71%	783.89%	750.27%	720.76%	694.60%	671.18%	650.06%	630.89%	613.37%	597.29%	582.46%	568.72%
10	1144.73%	954.37%	890.10%	837.74%	793.97%	756.65%	724.32%	695.96%	670.80%	648.28%	627.97%	609.53%	592.69%	577.22%	562.96%	549.74%
11	1103.30%	920.32%	858.54%	808.20%	766.13%	730.25%	699.17%	671.89%	647.70%	626.05%	606.52%	588.79%	572.59%	557.72%	544.00%	531.29%
12	1063.58%	887.70%	828.32%	779.93%	739.48%	704.99%	675.10%	648.88%	625.62%	604.80%	586.02%	568.97%	553.39%	539.09%	525.89%	513.67%
13	1025.77%	856.73%	799.65%	753.14%	714.25%	681.10%	652.37%	627.16%	604.79%	584.77%	566.72%	550.32%	535.33%	521.58%	508.88%	497.13%
14	989.64%	827.18%	772.32%	727.61%	690.24%	658.36%	630.74%	606.51%	585.00%	565.76%	548.39%	532.62%	518.21%	504.98%	492.77%	481.46%
15	955.23%	799.11%	746.39%	703.43%	667.50%	636.87%	610.32%	587.02%	566.35%	547.84%	531.14%	515.98%	502.12%	489.40%	477.66%	466.78%
16	922.82%	772.82%	722.16%	680.88%	646.35%	616.91%	591.39%	568.99%	549.12%	531.33%	515.28%	500.70%	487.37%	475.13%	463.84%	453.38%
17	892.14%	748.05%	699.38%	659.71%	626.54%	598.25%	573.73%	552.20%	533.10%	516.00%	500.57%	486.55%	473.74%	461.97%	451.11%	441.05%
18	863.05%	724.66%	677.91%	639.81%	607.94%	580.76%	557.20%	536.52%	518.17%	501.73%	486.90%	473.43%	461.11%	449.80%	439.36%	429.68%
19	835.09%	702.19%	657.30%	620.71%	590.11%	564.00%	541.37%	521.50%	503.87%	488.08%	473.83%	460.88%	449.04%	438.17%	428.13%	418.83%
20	808.09%	680.48%	637.38%	602.24%	572.85%	547.78%	526.04%	506.96%	490.03%	474.86%	461.17%	448.73%	437.36%	426.91%	417.27%	408.33%
21	781.83%	659.31%	617.92%	584.19%	555.97%	531.89%	511.03%	492.70%	476.44%	461.87%	448.73%	436.78%	425.86%	415.82%	406.56%	397.97%
22	756.31%	638.67%	598.94%	566.55%	539.46%	516.35%	496.31%	478.72%	463.10%	449.12%	436.49%	425.02%	414.53%	404.89%	396.00%	387.75%
23	731.54%	618.60%	580.46%	549.37%	523.37%	501.18%	481.95%	465.06%	450.07%	436.65%	424.53%	413.51%	403.44%	394.19%	385.65%	377.73%
24	707.43%	599.00%	562.39%	532.55%	507.59%	486.29%	467.83%	451.63%	437.24%	424.35%	412.72%	402.14%	392.48%	383.60%	375.40%	367.80%
25	684.04%	579.96%	544.81%	516.17%	492.22%	471.78%	454.06%	438.51%	424.70%	412.33%	401.17%	391.02%	381.75%	373.22%	365.35%	358.06%
26	661.36%	561.45%	527.72%	500.23%	477.24%	457.63%	440.63%	425.70%	412.45%	400.58%	389.87%	380.14%	371.24%	363.06%	355.51%	348.51%
27	639.47%	543.57%	511.20%	484.82%	462.76%	443.94%	427.63%	413.31%	400.60%	389.22%	378.94%	369.61%	361.07%	353.22%	345.98%	339.27%
28	618.33%	526.29%	495.23%	469.92%	448.76%	430.71%	415.06%	401.33%	389.14%	378.22%	368.36%	359.41%	351.22%	343.70%	336.75%	330.31%
29	597.76%	509.43%	479.62%	455.34%	435.04%	417.72%	402.71%	389.54%	377.85%	367.38%	357.93%	349.34%	341.49%	334.28%	327.62%	321.44%
30	577.72%	492.94%	464.34%	441.04%	421.56%	404.95%	390.56%	377.92%	366.71%	356.67%	347.61%	339.37%	331.85%	324.93%	318.55%	312.63%
31	558.24%	476.86%	449.42%	427.07%	408.38%	392.45%	378.64%	366.52%	355.77%	346.14%	337.45%	329.56%	322.34%	315.71%	309.59%	303.92%
32	539.30%	461.20%	434.86%	413.41%	395.49%	380.20%	366.96%	355.34%	345.03%	335.79%	327.46%	319.89%	312.98%	306.62%	300.75%	295.32%
33	520.93%	445.96%	420.69%	400.11%	382.91%	368.25%	355.55%	344.40%	334.51%	325.66%	317.67%	310.41%	303.78%	297.69%	292.07%	286.86%
34	503.13%	431.17%	406.92%	387.17%	370.67%	356.61%	344.42%	333.73%	324.25%	315.76%	308.10%	301.15%	294.79%	288.95%	283.56%	278.57%
35	485.92%	416.85%	393.58%	374.63%	358.80%	345.31%	333.63%	323.38%	314.28%	306.14%	298.80%	292.13%	286.04%	280.44%	275.28%	270.49%
36	469.29%	402.99%	380.65%	362.48%	347.29%	334.35%	323.15%	313.31%	304.60%	296.79%	289.75%	283.36%	277.52%	272.15%	267.20%	262.62%
37	453.25%	389.61%	368.18%	350.75%	336.18%	323.77%	313.02%	303.59%	295.23%	287.75%	281.01%	274.88%	269.28%	264.14%	259.40%	255.00%
38	437.76%	376.69%	356.13%	339.40%	325.43%	313.52%	303.22%	294.18%	286.16%	278.99%	272.52%	266.65%	261.29%	256.36%	251.82%	247.61%
39	422.86%	364.25%	344.52%	328.48%	315.08%	303.66%	293.78%	285.11%	277.43%	270.56%	264.36%	258.73%	253.59%	248.87%	244.52%	240.49%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
40	408.51%	352.26%	333.33%	317.94%	305.09%	294.14%	284.67%	276.36%	269.00%	262.41%	256.47%	251.08%	246.15%	241.63%	237.47%	233.61%
41	394.67%	340.69%	322.54%	307.78%	295.45%	284.96%	275.88%	267.91%	260.86%	254.54%	248.85%	243.69%	238.97%	234.64%	230.65%	226.95%
42	381.37%	329.57%	312.16%	298.00%	286.19%	276.13%	267.42%	259.79%	253.03%	246.98%	241.53%	236.58%	232.06%	227.92%	224.09%	220.56%
43	368.58%	318.89%	302.19%	288.61%	277.28%	267.64%	259.30%	251.99%	245.51%	239.71%	234.49%	229.75%	225.43%	221.46%	217.80%	214.41%
44	356.31%	308.64%	292.62%	279.61%	268.75%	259.51%	251.51%	244.51%	238.30%	232.75%	227.75%	223.22%	219.08%	215.28%	211.78%	208.54%
45	344.55%	298.83%	283.47%	271.00%	260.59%	251.74%	244.08%	237.37%	231.43%	226.11%	221.33%	216.99%	213.02%	209.39%	206.04%	202.94%
46	333.28%	289.43%	274.71%	262.75%	252.78%	244.30%	236.97%	230.54%	224.85%	219.77%	215.19%	211.03%	207.24%	203.77%	200.56%	197.60%
47	322.46%	280.42%	266.31%	254.85%	245.30%	237.18%	230.16%	224.01%	218.56%	213.70%	209.32%	205.34%	201.72%	198.39%	195.33%	192.50%
48	312.08%	271.78%	258.26%	247.28%	238.14%	230.36%	223.64%	217.75%	212.54%	207.89%	203.70%	199.90%	196.43%	193.26%	190.33%	187.62%
49	302.05%	263.41%	250.46%	239.95%	231.19%	223.74%	217.31%	211.68%	206.69%	202.24%	198.23%	194.60%	191.29%	188.25%	185.46%	182.87%
50	292.37%	255.33%	242.92%	232.86%	224.47%	217.34%	211.18%	205.80%	201.03%	196.77%	192.94%	189.47%	186.30%	183.40%	180.73%	178.26%
51	283.05%	247.55%	235.66%	226.02%	217.99%	211.16%	205.27%	200.12%	195.56%	191.49%	187.83%	184.51%	181.48%	178.71%	176.16%	173.80%
52	274.08%	240.06%	228.67%	219.44%	211.75%	205.22%	199.59%	194.66%	190.30%	186.41%	182.91%	179.73%	176.85%	174.20%	171.76%	169.51%
53	265.49%	232.89%	221.98%	213.14%	205.79%	199.54%	194.15%	189.44%	185.27%	181.55%	178.20%	175.18%	172.42%	169.89%	167.56%	165.42%
54	257.26%	226.02%	215.58%	207.12%	200.09%	194.11%	188.96%	184.45%	180.47%	176.92%	173.72%	170.83%	168.19%	165.78%	163.56%	161.51%
55	249.40%	219.48%	209.49%	201.39%	194.66%	188.95%	184.02%	179.72%	175.91%	172.52%	169.47%	166.71%	164.20%	161.90%	159.78%	157.82%
56	241.90%	213.25%	203.69%	195.95%	189.51%	184.05%	179.35%	175.23%	171.60%	168.36%	165.45%	162.82%	160.42%	158.23%	156.21%	154.35%
57	234.75%	207.32%	198.18%	190.78%	184.63%	179.41%	174.91%	170.99%	167.52%	164.43%	161.65%	159.14%	156.86%	154.77%	152.84%	151.07%
58	227.92%	201.67%	192.93%	185.85%	179.98%	175.00%	170.71%	166.96%	163.65%	160.71%	158.06%	155.67%	153.49%	151.50%	149.67%	147.98%
59	221.35%	196.24%	187.88%	181.12%	175.51%	170.75%	166.66%	163.08%	159.93%	157.12%	154.60%	152.32%	150.25%	148.35%	146.61%	145.00%
60	215.04%	191.02%	183.03%	176.57%	171.21%	166.68%	162.77%	159.36%	156.36%	153.68%	151.28%	149.11%	147.13%	145.33%	143.67%	142.14%
61	208.98%	186.02%	178.38%	172.22%	167.10%	162.77%	159.05%	155.80%	152.94%	150.39%	148.10%	146.03%	144.16%	142.44%	140.86%	139.41%
62	203.21%	181.25%	173.96%	168.07%	163.19%	159.07%	155.52%	152.42%	149.69%	147.27%	145.09%	143.12%	141.34%	139.71%	138.21%	136.83%
63	197.71%	176.72%	169.76%	164.15%	159.50%	155.56%	152.18%	149.24%	146.64%	144.33%	142.26%	140.39%	138.69%	137.14%	135.72%	134.41%
64	192.48%	172.44%	165.80%	160.44%	156.01%	152.27%	149.05%	146.24%	143.77%	141.58%	139.61%	137.84%	136.22%	134.75%	133.40%	132.16%
65	187.50%	168.37%	162.04%	156.93%	152.71%	149.15%	146.09%	143.42%	141.08%	138.99%	137.13%	135.44%	133.91%	132.52%	131.24%	130.06%
66	182.76%	164.50%	158.46%	153.61%	149.59%	146.20%	143.29%	140.76%	138.53%	136.55%	134.78%	133.19%	131.74%	130.41%	129.20%	128.09%
67	178.21%	160.80%	155.05%	150.43%	146.61%	143.39%	140.63%	138.23%	136.11%	134.24%	132.56%	131.05%	129.67%	128.42%	127.28%	126.22%
68	173.85%	157.25%	151.78%	147.38%	143.75%	140.70%	138.07%	135.80%	133.79%	132.02%	130.43%	129.00%	127.70%	126.52%	125.44%	124.44%
69	169.66%	153.84%	148.63%	144.45%	141.01%	138.11%	135.62%	133.47%	131.57%	129.89%	128.39%	127.04%	125.81%	124.69%	123.67%	122.73%
70	165.62%	150.55%	145.60%	141.63%	138.36%	135.61%	133.25%	131.21%	129.42%	127.83%	126.41%	125.13%	123.98%	122.92%	121.96%	121.07%
71	161.74%	147.39%	142.69%	138.92%	135.82%	133.21%	130.98%	129.05%	127.35%	125.85%	124.51%	123.31%	122.22%	121.23%	120.32%	119.48%
72	158.03%	144.36%	139.89%	136.32%	133.38%	130.91%	128.80%	126.98%	125.38%	123.96%	122.70%	121.56%	120.53%	119.60%	118.74%	117.96%
73	154.50%	141.51%	137.26%	133.87%	131.09%	128.75%	126.76%	125.03%	123.52%	122.19%	121.00%	119.93%	118.96%	118.08%	117.28%	116.54%
74	151.15%	138.79%	134.77%	131.55%	128.92%	126.71%	124.83%	123.20%	121.78%	120.52%	119.40%	118.40%	117.49%	116.66%	115.91%	115.22%
75	147.95%	136.21%	132.39%	129.35%	126.86%	124.77%	123.00%	121.47%	120.13%	118.94%	117.89%	116.95%	116.09%	115.32%	114.61%	113.97%
76	144.90%	133.75%	130.13%	127.25%	124.90%	122.93%	121.26%	119.82%	118.55%	117.44%	116.46%	115.57%	114.77%	114.05%	113.39%	112.78%
77	141.99%	131.40%	127.97%	125.25%	123.03%	121.17%	119.60%	118.24%	117.06%	116.01%	115.09%	114.26%	113.51%	112.83%	112.21%	111.65%
78	139.23%	129.18%	125.93%	123.36%	121.26%	119.51%	118.03%	116.75%	115.64%	114.66%	113.79%	113.01%	112.31%	111.68%	111.10%	110.58%
79	136.61%	127.08%	124.00%	121.57%	119.59%	117.95%	116.55%	115.35%	114.31%	113.39%	112.58%	111.85%	111.20%	110.60%	110.07%	109.57%
80	134.15%	125.11%	122.20%	119.91%	118.04%	116.49%	115.18%	114.05%	113.07%	112.21%	111.45%	110.77%	110.16%	109.61%	109.10%	108.65%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
81	131.83%	123.27%	120.52%	118.35%	116.59%	115.13%	113.89%	112.84%	111.92%	111.11%	110.40%	109.76%	109.19%	108.68%	108.21%	107.78%
82	129.67%	121.56%	118.96%	116.91%	115.25%	113.88%	112.72%	111.73%	110.87%	110.11%	109.45%	108.85%	108.32%	107.84%	107.40%	107.01%
83	127.65%	119.97%	117.51%	115.58%	114.02%	112.73%	111.64%	110.71%	109.90%	109.20%	108.57%	108.02%	107.52%	107.08%	106.67%	106.30%
84	125.74%	118.49%	116.16%	114.34%	112.87%	111.65%	110.63%	109.76%	109.00%	108.34%	107.76%	107.24%	106.78%	106.36%	105.99%	105.64%
85	123.96%	117.10%	114.90%	113.18%	111.79%	110.65%	109.69%	108.87%	108.17%	107.55%	107.01%	106.52%	106.09%	105.70%	105.35%	105.03%
86	122.29%	115.82%	113.74%	112.12%	110.81%	109.73%	108.83%	108.06%	107.40%	106.82%	106.31%	105.86%	105.46%	105.10%	104.77%	104.48%
87	120.74%	114.63%	112.67%	111.13%	109.89%	108.88%	108.03%	107.30%	106.68%	106.14%	105.67%	105.25%	104.87%	104.53%	104.23%	103.95%
88	119.30%	113.55%	111.70%	110.24%	109.07%	108.11%	107.31%	106.63%	106.05%	105.54%	105.09%	104.70%	104.34%	104.03%	103.74%	103.49%
89	117.98%	112.59%	110.83%	109.46%	108.35%	107.44%	106.68%	106.04%	105.49%	105.01%	104.58%	104.21%	103.88%	103.58%	103.32%	103.07%
90	116.75%	111.72%	110.07%	108.77%	107.72%	106.86%	106.14%	105.53%	105.01%	104.56%	104.16%	103.80%	103.49%	103.21%	102.96%	102.73%
91	115.60%	110.94%	109.39%	108.17%	107.18%	106.37%	105.69%	105.12%	104.62%	104.19%	103.82%	103.49%	103.19%	102.92%	102.68%	102.47%
92	114.42%	110.16%	108.71%	107.57%	106.64%	105.87%	105.24%	104.69%	104.23%	103.83%	103.47%	103.16%	102.88%	102.63%	102.41%	102.21%
93	113.23%	109.37%	108.04%	106.97%	106.10%	105.38%	104.78%	104.27%	103.84%	103.46%	103.13%	102.83%	102.57%	102.34%	102.14%	101.97%
94	112.00%	108.59%	107.37%	106.38%	105.57%	104.90%	104.34%	103.86%	103.45%	103.10%	102.79%	102.51%	102.27%	102.06%	101.97%	101.00%
95	110.72%	107.80%	106.72%	105.82%	105.07%	104.44%	103.91%	103.46%	103.07%	102.74%	102.45%	102.19%	101.97%	101.97%	101.00%	101.00%
96	109.36%	107.01%	106.08%	105.29%	104.62%	104.04%	103.55%	103.12%	102.76%	102.44%	102.17%	101.97%	101.00%	101.00%	101.00%	101.00%
97	107.80%	106.10%	105.38%	104.74%	104.17%	103.67%	103.22%	102.82%	102.47%	102.17%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
98	105.91%	104.94%	104.50%	104.07%	103.68%	103.30%	102.95%	102.63%	102.32%	102.04%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
99	103.39%	103.09%	102.94%	102.79%	102.65%	102.50%	102.35%	102.20%	102.05%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
101	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
102	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
103	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
104	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
105	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
106	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
107	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
108	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
109	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
110	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
111	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
112	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
113	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
114	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
115	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
116	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
117	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
118	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
119	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
120	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

APPENDIX E - SURRENDER CHARGE RATE AND PERCENTAGE TABLES
AS OF MAY 1, 2014 (prior to any supplement)
SURRENDER CHARGE RATE TABLE
(as of May 1, 2014, prior to any supplement)

Issue Age	Male	Female	Unisex
0	6.57	6.30	6.52
1	6.61	6.34	6.56
2	6.67	6.39	6.61
3	6.73	6.44	6.67
4	6.79	6.50	6.74
5	6.87	6.56	6.81
6	6.94	6.62	6.88
7	7.02	6.69	6.95
8	7.10	6.75	7.03
9	7.19	6.82	7.12
10	7.28	6.90	7.20
11	7.38	6.97	7.30
12	7.48	7.05	7.39
13	7.58	7.14	7.49
14	7.68	7.22	7.59
15	7.79	7.31	7.69
16	7.90	7.41	7.80
17	8.01	7.50	7.91
18	8.13	7.60	8.02
19	8.24	7.71	8.14
20	8.37	7.82	8.25
21	8.49	7.93	8.38
22	8.63	8.05	8.51
23	8.77	8.18	8.65
24	8.91	8.31	8.79
25	9.07	8.45	8.94
26	9.23	8.59	9.10
27	9.40	8.74	9.26
28	9.57	8.90	9.44
29	9.76	9.06	9.62
30	9.96	9.24	9.81
31	10.16	9.42	10.01
32	10.38	9.61	10.23
33	10.62	9.81	10.45
34	10.86	10.02	10.69
35	11.12	10.24	10.94
36	11.96	10.99	11.77
37	12.85	11.78	12.63
38	13.79	12.60	13.54
39	14.77	13.47	14.50
40	15.81	14.38	15.51
41	16.90	15.34	16.58
42	18.06	16.35	17.71
43	19.28	17.41	18.89
44	20.57	18.53	20.15
45	21.94	19.72	21.48
46	23.26	20.86	22.76
47	24.66	22.06	24.12

Issue Age	Male	Female	Unisex
48	26.14	23.34	25.55
49	27.71	24.68	27.08
50	29.40	26.10	28.71
51	31.19	27.60	30.44
52	33.11	29.19	32.29
53	35.15	30.87	34.25
54	37.34	32.65	36.34
55	39.66	34.53	38.57
56	41.24	35.74	40.07
57	42.90	37.01	41.64
58	44.65	38.35	43.30
59	46.52	39.75	45.06
60	48.52	41.24	46.94
61	50.66	42.81	48.95
62	52.94	44.47	51.08
63	55.35	46.23	53.34
64	55.79	48.10	55.73
65	55.74	50.10	55.81
66	55.67	52.22	55.75
67	55.60	54.48	55.68
68	55.53	55.83	55.61
69	55.44	55.77	55.53
70	55.35	55.70	55.45
71	55.26	55.64	55.37
72	55.20	55.57	55.31
73	55.13	55.50	55.24
74	55.04	55.43	55.16
75	54.95	55.36	55.09
76	54.86	55.28	55.00
77	54.77	55.19	54.92
78	54.70	55.11	54.86
79	54.65	55.01	54.80
80	54.59	54.91	54.75
81	54.56	54.87	54.73
82	54.51	54.83	54.69
83	54.45	54.77	54.65
84	54.41	54.72	54.63
85	54.39	54.67	54.62

SURRENDER CHARGE PERCENTAGE TABLE
(as of May 1, 2014, prior to any supplement)
Male
Policy Year

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
0	100.0%	99.7%	99.3%	98.9%	98.5%	88.8%	79.1%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
1	100.0%	99.6%	99.2%	98.8%	98.4%	88.7%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
2	100.0%	99.6%	99.2%	98.7%	98.3%	88.6%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
3	100.0%	99.5%	99.1%	98.7%	98.2%	88.6%	78.9%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
4	100.0%	99.5%	99.1%	98.6%	98.2%	88.5%	78.9%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
5	100.0%	99.5%	99.1%	98.6%	98.1%	88.5%	78.9%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
6	100.0%	99.5%	99.0%	98.6%	98.1%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
7	100.0%	99.5%	99.0%	98.5%	98.0%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
8	100.0%	99.5%	99.0%	98.5%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
9	100.0%	99.4%	98.9%	98.4%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
10	100.0%	99.4%	98.9%	98.4%	97.8%	88.2%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
11	100.0%	99.4%	98.9%	98.3%	97.8%	88.2%	78.6%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
12	100.0%	99.4%	98.8%	98.3%	97.7%	88.2%	78.6%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
13	100.0%	99.4%	98.8%	98.2%	97.7%	88.1%	78.6%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
14	100.0%	99.4%	98.8%	98.2%	97.6%	88.1%	78.6%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
15	100.0%	99.4%	98.8%	98.2%	97.6%	88.1%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
16	100.0%	99.4%	98.8%	98.2%	97.5%	88.0%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
17	100.0%	99.4%	98.7%	98.1%	97.5%	88.0%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
18	100.0%	99.3%	98.7%	98.1%	97.4%	87.9%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
19	100.0%	99.3%	98.7%	98.0%	97.3%	87.8%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
20	100.0%	99.3%	98.6%	97.9%	97.2%	87.8%	78.3%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
21	100.0%	99.3%	98.6%	97.9%	97.1%	87.7%	78.3%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
22	100.0%	99.2%	98.5%	97.8%	97.0%	87.6%	78.2%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
23	100.0%	99.2%	98.5%	97.7%	96.9%	87.5%	78.1%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
24	100.0%	99.2%	98.4%	97.6%	96.8%	87.4%	78.1%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
25	100.0%	99.2%	98.4%	97.6%	96.7%	87.4%	78.0%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
26	100.0%	99.1%	98.3%	97.5%	96.6%	87.3%	77.9%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
27	100.0%	99.1%	98.3%	97.4%	96.5%	87.2%	77.9%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
28	100.0%	99.1%	98.2%	97.3%	96.3%	87.0%	77.8%	68.5%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
29	100.0%	99.0%	98.1%	97.2%	96.2%	86.9%	77.7%	68.4%	59.2%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
30	100.0%	99.0%	98.0%	97.0%	96.0%	86.8%	77.6%	68.4%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
31	100.0%	99.0%	98.0%	96.9%	95.9%	86.7%	77.5%	68.3%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
32	100.0%	98.9%	97.9%	96.8%	95.7%	86.5%	77.4%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
33	100.0%	98.9%	97.8%	96.7%	95.5%	86.4%	77.3%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
34	100.0%	98.8%	97.7%	96.6%	95.4%	86.3%	77.2%	68.1%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
35	100.0%	98.8%	97.6%	96.4%	95.2%	86.1%	77.1%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
36	100.0%	98.8%	97.5%	96.3%	95.0%	86.0%	77.0%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
37	100.0%	98.7%	97.5%	96.2%	94.8%	85.9%	76.9%	67.9%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
38	100.0%	98.7%	97.4%	96.0%	94.7%	85.7%	76.8%	67.8%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
39	100.0%	98.6%	97.3%	95.9%	94.5%	85.6%	76.7%	67.8%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
40	100.0%	98.6%	97.2%	95.7%	94.3%	85.4%	76.5%	67.7%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
41	100.0%	98.5%	97.1%	95.6%	94.1%	85.3%	76.4%	67.6%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
42	100.0%	98.5%	97.0%	95.4%	93.9%	85.1%	76.3%	67.5%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
43	100.0%	98.4%	96.9%	95.3%	93.7%	84.9%	76.2%	67.4%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
44	100.0%	98.4%	96.8%	95.1%	93.5%	84.8%	76.1%	67.4%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
45	100.0%	98.3%	96.7%	95.0%	93.2%	84.6%	75.9%	67.3%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
46	100.0%	98.3%	96.6%	94.8%	93.0%	84.4%	75.8%	67.2%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
47	100.0%	98.2%	96.4%	94.6%	92.7%	84.2%	75.6%	67.1%	58.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
48	100.0%	98.1%	96.3%	94.4%	92.4%	83.9%	75.4%	66.9%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
49	100.0%	98.1%	96.1%	94.1%	92.1%	83.7%	75.3%	66.8%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
50	100.0%	98.0%	96.0%	93.9%	91.9%	83.5%	75.1%	66.7%	58.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
51	100.0%	97.9%	95.8%	93.7%	91.6%	83.2%	74.9%	66.6%	58.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
52	100.0%	97.8%	95.7%	93.5%	91.3%	83.0%	74.8%	66.5%	58.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
53	100.0%	97.7%	95.5%	93.3%	91.0%	82.8%	74.6%	66.4%	58.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
54	100.0%	97.7%	95.4%	93.1%	90.8%	82.6%	74.4%	66.3%	58.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
55	100.0%	97.6%	95.2%	92.9%	90.5%	88.0%	85.6%	83.1%	80.6%	78.2%	62.5%	46.9%	31.2%	15.6%	0.0%
56	100.0%	97.5%	95.1%	92.6%	90.1%	87.6%	85.1%	82.6%	80.0%	77.5%	62.0%	46.5%	31.0%	15.5%	0.0%
57	100.0%	97.5%	94.9%	92.4%	89.8%	87.2%	84.6%	82.0%	79.5%	76.9%	61.5%	46.1%	30.7%	15.3%	0.0%
58	100.0%	97.4%	94.7%	92.1%	89.4%	86.8%	84.1%	81.5%	78.9%	76.2%	61.0%	45.7%	30.5%	15.2%	0.0%
59	100.0%	97.3%	94.5%	91.8%	89.1%	86.4%	83.7%	81.0%	78.3%	75.6%	60.5%	45.3%	30.2%	15.1%	0.0%
60	100.0%	97.2%	94.4%	91.6%	88.8%	86.0%	83.2%	80.4%	77.7%	74.9%	59.9%	44.9%	29.9%	14.9%	0.0%
61	100.0%	97.1%	94.2%	91.3%	88.5%	85.6%	82.8%	79.9%	77.0%	74.2%	59.3%	44.5%	29.6%	14.8%	0.0%
62	100.0%	97.0%	94.0%	91.1%	88.2%	85.2%	82.3%	79.3%	76.4%	73.4%	58.7%	44.0%	29.3%	14.6%	0.0%
63	100.0%	96.9%	93.9%	90.9%	87.8%	84.8%	81.8%	78.7%	75.6%	72.6%	58.1%	43.5%	29.0%	14.5%	0.0%
64	100.0%	96.8%	93.7%	90.6%	87.5%	84.3%	81.2%	78.0%	74.9%	71.8%	57.4%	43.0%	28.7%	14.3%	0.0%
65	100.0%	96.7%	93.5%	90.3%	87.0%	83.8%	80.5%	77.3%	74.1%	70.9%	56.7%	42.5%	28.3%	14.1%	0.0%
66	100.0%	96.6%	93.3%	89.9%	86.6%	83.2%	79.9%	76.5%	73.3%	70.0%	56.0%	42.0%	28.0%	14.0%	0.0%
67	100.0%	96.5%	93.0%	89.6%	86.1%	82.6%	79.2%	75.8%	72.4%	69.1%	55.3%	41.4%	27.6%	13.8%	0.0%
68	100.0%	96.4%	92.8%	89.2%	85.6%	82.0%	78.5%	75.0%	71.6%	68.2%	54.5%	40.9%	27.2%	13.6%	0.0%
69	100.0%	96.2%	92.5%	88.7%	85.1%	81.4%	77.8%	74.2%	70.7%	67.3%	53.8%	40.3%	26.9%	13.4%	0.0%
70	100.0%	96.1%	92.2%	88.4%	84.6%	80.8%	77.1%	73.5%	69.9%	66.4%	53.1%	39.8%	26.5%	13.2%	0.0%
71	100.0%	95.9%	91.9%	88.0%	84.1%	80.3%	76.4%	72.7%	69.1%	65.5%	52.4%	39.3%	26.2%	13.1%	0.0%
72	100.0%	95.8%	91.7%	87.6%	83.6%	79.7%	75.8%	72.0%	68.3%	64.7%	51.8%	38.8%	25.9%	12.9%	0.0%
73	100.0%	95.7%	91.4%	87.3%	83.1%	79.0%	75.1%	71.2%	67.5%	64.0%	51.2%	38.4%	25.6%	12.8%	0.0%
74	100.0%	95.5%	91.2%	86.8%	82.6%	78.4%	74.4%	70.6%	66.8%	63.3%	50.6%	37.9%	25.3%	12.6%	0.0%
75	100.0%	95.4%	90.9%	86.4%	82.1%	77.9%	73.8%	69.9%	66.2%	62.6%	50.1%	37.5%	25.0%	12.5%	0.0%
76	100.0%	95.2%	90.6%	86.0%	81.6%	77.4%	73.3%	69.4%	65.6%	62.0%	49.6%	37.2%	24.8%	12.4%	0.0%
77	100.0%	95.1%	90.3%	85.7%	81.2%	76.9%	72.8%	68.9%	65.0%	61.4%	49.1%	36.8%	24.5%	12.2%	0.0%
78	100.0%	94.9%	90.1%	85.4%	80.9%	76.6%	72.4%	68.4%	64.6%	61.0%	48.8%	36.6%	24.4%	12.2%	0.0%
79	100.0%	94.8%	89.9%	85.2%	80.6%	76.2%	72.0%	68.0%	64.2%	60.7%	48.6%	36.4%	24.3%	12.1%	0.0%
80	100.0%	94.7%	89.8%	85.0%	80.3%	75.9%	71.7%	67.7%	64.0%	60.6%	48.5%	36.3%	24.2%	12.1%	0.0%
81	100.0%	94.7%	89.6%	84.7%	80.1%	75.6%	71.4%	67.5%	63.9%	60.6%	48.5%	36.3%	24.2%	12.1%	0.0%
82	100.0%	94.6%	89.4%	84.5%	79.8%	75.4%	71.3%	67.5%	63.9%	60.7%	48.6%	36.4%	24.3%	12.1%	0.0%
83	100.0%	94.5%	89.3%	84.3%	79.7%	75.3%	71.3%	67.6%	64.2%	61.0%	48.8%	36.6%	24.4%	12.2%	0.0%
84	100.0%	94.4%	89.2%	84.3%	79.6%	75.4%	71.5%	67.9%	64.5%	61.3%	49.0%	36.8%	24.5%	12.2%	0.0%
85	100.0%	94.4%	89.2%	84.3%	79.8%	75.6%	71.8%	68.2%	64.9%	61.7%	49.4%	37.0%	24.7%	12.3%	0.0%

Female
Policy Year

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
0	100.0%	99.7%	99.3%	99.0%	98.7%	88.9%	79.2%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
1	100.0%	99.6%	99.3%	98.9%	98.6%	88.9%	79.1%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
2	100.0%	99.6%	99.3%	98.9%	98.5%	88.8%	79.1%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
3	100.0%	99.6%	99.2%	98.9%	98.5%	88.8%	79.1%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
4	100.0%	99.6%	99.2%	98.8%	98.4%	88.7%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
5	100.0%	99.6%	99.2%	98.8%	98.4%	88.7%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
6	100.0%	99.6%	99.2%	98.7%	98.3%	88.6%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
7	100.0%	99.5%	99.1%	98.7%	98.3%	88.6%	78.9%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
8	100.0%	99.5%	99.1%	98.7%	98.2%	88.6%	78.9%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
9	100.0%	99.5%	99.1%	98.6%	98.2%	88.5%	78.9%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
10	100.0%	99.5%	99.0%	98.6%	98.1%	88.5%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
11	100.0%	99.5%	99.0%	98.5%	98.0%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
12	100.0%	99.5%	99.0%	98.5%	98.0%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
13	100.0%	99.5%	99.0%	98.5%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
14	100.0%	99.4%	98.9%	98.4%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
15	100.0%	99.4%	98.9%	98.4%	97.8%	88.2%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
16	100.0%	99.4%	98.9%	98.3%	97.7%	88.2%	78.6%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
17	100.0%	99.4%	98.8%	98.3%	97.7%	88.1%	78.6%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
18	100.0%	99.4%	98.8%	98.2%	97.6%	88.1%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
19	100.0%	99.4%	98.8%	98.2%	97.5%	88.0%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
20	100.0%	99.3%	98.7%	98.1%	97.4%	87.9%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
21	100.0%	99.3%	98.7%	98.0%	97.3%	87.9%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
22	100.0%	99.3%	98.6%	98.0%	97.3%	87.8%	78.3%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
23	100.0%	99.3%	98.6%	97.9%	97.2%	87.7%	78.3%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
24	100.0%	99.3%	98.5%	97.8%	97.1%	87.6%	78.2%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
25	100.0%	99.2%	98.5%	97.7%	97.0%	87.6%	78.2%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
26	100.0%	99.2%	98.4%	97.7%	96.9%	87.5%	78.1%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
27	100.0%	99.2%	98.4%	97.6%	96.8%	87.4%	78.0%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
28	100.0%	99.2%	98.3%	97.5%	96.6%	87.3%	78.0%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
29	100.0%	99.1%	98.3%	97.4%	96.5%	87.2%	77.9%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
30	100.0%	99.1%	98.2%	97.3%	96.4%	87.1%	77.8%	68.5%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
31	100.0%	99.1%	98.2%	97.2%	96.3%	87.0%	77.8%	68.5%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
32	100.0%	99.0%	98.1%	97.1%	96.2%	86.9%	77.7%	68.4%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
33	100.0%	99.0%	98.0%	97.1%	96.0%	86.8%	77.6%	68.4%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
34	100.0%	99.0%	98.0%	97.0%	95.9%	86.7%	77.5%	68.3%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
35	100.0%	98.9%	97.9%	96.9%	95.8%	86.6%	77.4%	68.3%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
36	100.0%	98.9%	97.8%	96.7%	95.6%	86.5%	77.4%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
37	100.0%	98.9%	97.8%	96.6%	95.5%	86.4%	77.3%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
38	100.0%	98.8%	97.7%	96.5%	95.3%	86.2%	77.2%	68.1%	59.0%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
39	100.0%	98.8%	97.6%	96.4%	95.1%	86.1%	77.1%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
40	100.0%	98.7%	97.5%	96.3%	95.0%	86.0%	77.0%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
41	100.0%	98.7%	97.4%	96.1%	94.8%	85.8%	76.9%	67.9%	58.9%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
42	100.0%	98.7%	97.3%	96.0%	94.6%	85.7%	76.7%	67.8%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
43	100.0%	98.6%	97.2%	95.8%	94.4%	85.5%	76.6%	67.7%	58.8%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
44	100.0%	98.6%	97.1%	95.7%	94.2%	85.4%	76.5%	67.7%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
45	100.0%	98.5%	97.0%	95.6%	94.0%	85.2%	76.4%	67.6%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
46	100.0%	98.5%	96.9%	95.4%	93.8%	85.1%	76.3%	67.5%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
47	100.0%	98.4%	96.8%	95.3%	93.6%	84.9%	76.2%	67.4%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
48	100.0%	98.4%	96.7%	95.1%	93.4%	84.7%	76.0%	67.3%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
49	100.0%	98.3%	96.6%	95.0%	93.2%	84.6%	75.9%	67.3%	58.6%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
50	100.0%	98.3%	96.5%	94.8%	93.0%	84.4%	75.8%	67.2%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
51	100.0%	98.2%	96.4%	94.6%	92.8%	84.3%	75.7%	67.1%	58.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
52	100.0%	98.2%	96.3%	94.5%	92.6%	84.1%	75.6%	67.0%	58.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
53	100.0%	98.1%	96.2%	94.3%	92.4%	83.9%	75.4%	66.9%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
54	100.0%	98.0%	96.1%	94.2%	92.2%	83.7%	75.3%	66.8%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
55	100.0%	98.0%	96.0%	94.0%	92.0%	83.6%	75.2%	66.8%	58.4%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
56	100.0%	97.9%	95.9%	93.8%	91.7%	89.6%	87.5%	85.3%	83.2%	81.0%	64.8%	48.6%	32.4%	16.2%	0.0%
57	100.0%	97.9%	95.8%	93.6%	91.5%	89.3%	87.1%	84.9%	82.6%	80.4%	64.3%	48.2%	32.1%	16.0%	0.0%
58	100.0%	97.8%	95.6%	93.4%	91.2%	89.0%	86.7%	84.4%	82.1%	79.8%	63.8%	47.8%	31.9%	15.9%	0.0%
59	100.0%	97.7%	95.5%	93.2%	90.9%	88.6%	86.3%	83.9%	81.5%	79.1%	63.3%	47.5%	31.6%	15.8%	0.0%
60	100.0%	97.7%	95.3%	93.0%	90.6%	88.2%	85.8%	83.4%	80.9%	78.5%	62.8%	47.1%	31.4%	15.7%	0.0%
61	100.0%	97.6%	95.2%	92.7%	90.3%	87.8%	85.3%	82.8%	80.3%	77.8%	62.2%	46.6%	31.1%	15.5%	0.0%
62	100.0%	97.5%	95.0%	92.5%	90.0%	87.4%	84.8%	82.3%	79.7%	77.0%	61.6%	46.2%	30.8%	15.4%	0.0%
63	100.0%	97.4%	94.8%	92.2%	89.6%	87.0%	84.3%	81.7%	79.0%	76.3%	61.0%	45.8%	30.5%	15.2%	0.0%
64	100.0%	97.3%	94.6%	92.0%	89.3%	86.5%	83.8%	81.1%	78.3%	75.6%	60.4%	45.3%	30.2%	15.1%	0.0%
65	100.0%	97.2%	94.5%	91.7%	88.9%	86.1%	83.3%	80.4%	77.6%	74.8%	59.8%	44.9%	29.9%	14.9%	0.0%
66	100.0%	97.1%	94.3%	91.4%	88.5%	85.6%	82.7%	79.8%	76.9%	74.0%	59.2%	44.4%	29.6%	14.8%	0.0%
67	100.0%	97.0%	94.1%	91.1%	88.1%	85.1%	82.1%	79.1%	76.2%	73.2%	58.6%	43.9%	29.3%	14.6%	0.0%
68	100.0%	96.9%	93.8%	90.8%	87.7%	84.6%	81.5%	78.5%	75.4%	72.4%	57.9%	43.4%	28.9%	14.4%	0.0%
69	100.0%	96.8%	93.6%	90.4%	87.3%	84.1%	81.0%	77.8%	74.7%	71.6%	57.3%	42.9%	28.6%	14.3%	0.0%
70	100.0%	96.7%	93.4%	90.1%	86.9%	83.6%	80.4%	77.1%	73.9%	70.7%	56.6%	42.4%	28.3%	14.1%	0.0%
71	100.0%	96.6%	93.2%	89.8%	86.4%	83.1%	79.7%	76.4%	73.1%	69.9%	55.9%	41.9%	27.9%	13.9%	0.0%
72	100.0%	96.4%	93.0%	89.5%	86.0%	82.5%	79.1%	75.7%	72.3%	68.9%	55.1%	41.3%	27.5%	13.7%	0.0%
73	100.0%	96.3%	92.7%	89.1%	85.5%	82.0%	78.4%	74.9%	71.4%	68.1%	54.4%	40.8%	27.2%	13.6%	0.0%
74	100.0%	96.2%	92.5%	88.8%	85.1%	81.4%	77.7%	74.1%	70.6%	67.2%	53.8%	40.3%	26.9%	13.4%	0.0%
75	100.0%	96.1%	92.2%	88.4%	84.6%	80.8%	77.0%	73.4%	69.9%	66.4%	53.1%	39.8%	26.5%	13.2%	0.0%
76	100.0%	95.9%	91.9%	88.0%	84.0%	80.1%	76.3%	72.7%	69.1%	65.7%	52.5%	39.4%	26.2%	13.1%	0.0%
77	100.0%	95.8%	91.7%	87.6%	83.5%	79.5%	75.7%	72.0%	68.4%	65.0%	52.0%	39.0%	26.0%	13.0%	0.0%
78	100.0%	95.6%	91.4%	87.1%	83.0%	79.0%	75.1%	71.4%	67.8%	64.2%	51.4%	38.5%	25.7%	12.8%	0.0%
79	100.0%	95.5%	91.0%	86.7%	82.6%	78.5%	74.6%	70.8%	67.1%	63.6%	50.9%	38.1%	25.4%	12.7%	0.0%
80	100.0%	95.3%	90.8%	86.4%	82.2%	78.1%	74.2%	70.2%	66.6%	63.1%	50.5%	37.9%	25.2%	12.6%	0.0%
81	100.0%	95.2%	90.7%	86.2%	81.9%	77.8%	73.7%	69.8%	66.2%	62.8%	50.3%	37.7%	25.1%	12.5%	0.0%
82	100.0%	95.2%	90.5%	86.0%	81.6%	77.3%	73.3%	69.5%	66.0%	62.5%	50.0%	37.5%	25.0%	12.5%	0.0%
83	100.0%	95.1%	90.3%	85.7%	81.2%	77.0%	73.0%	69.3%	65.7%	61.8%	49.5%	37.1%	24.7%	12.3%	0.0%
84	100.0%	95.0%	90.2%	85.4%	80.9%	76.7%	72.8%	69.1%	65.0%	61.0%	48.8%	36.6%	24.4%	12.2%	0.0%
85	100.0%	94.9%	89.9%	85.2%	80.8%	76.7%	72.7%	68.4%	64.2%	60.1%	48.0%	36.0%	24.0%	12.0%	0.0%

Unisex
Policy Year

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
0	100.0%	99.7%	99.3%	98.9%	98.6%	88.8%	79.1%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
1	100.0%	99.6%	99.2%	98.8%	98.4%	88.7%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
2	100.0%	99.6%	99.2%	98.8%	98.4%	88.7%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
3	100.0%	99.6%	99.1%	98.7%	98.3%	88.6%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
4	100.0%	99.5%	99.1%	98.7%	98.2%	88.6%	78.9%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
5	100.0%	99.5%	99.1%	98.6%	98.2%	88.5%	78.9%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
6	100.0%	99.5%	99.1%	98.6%	98.1%	88.5%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
7	100.0%	99.5%	99.0%	98.5%	98.0%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
8	100.0%	99.5%	99.0%	98.5%	98.0%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
9	100.0%	99.5%	99.0%	98.4%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
10	100.0%	99.4%	98.9%	98.4%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
11	100.0%	99.4%	98.9%	98.4%	97.8%	88.2%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
12	100.0%	99.4%	98.9%	98.3%	97.8%	88.2%	78.6%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
13	100.0%	99.4%	98.8%	98.3%	97.7%	88.2%	78.6%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
14	100.0%	99.4%	98.8%	98.3%	97.7%	88.1%	78.6%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
15	100.0%	99.4%	98.8%	98.2%	97.6%	88.1%	78.6%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
16	100.0%	99.4%	98.8%	98.2%	97.6%	88.1%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
17	100.0%	99.4%	98.8%	98.2%	97.5%	88.0%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
18	100.0%	99.3%	98.7%	98.1%	97.4%	87.9%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
19	100.0%	99.3%	98.7%	98.0%	97.4%	87.9%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
20	100.0%	99.3%	98.6%	98.0%	97.3%	87.8%	78.3%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
21	100.0%	99.3%	98.6%	97.9%	97.2%	87.7%	78.3%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
22	100.0%	99.3%	98.6%	97.8%	97.1%	87.6%	78.2%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
23	100.0%	99.2%	98.5%	97.7%	97.0%	87.6%	78.2%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
24	100.0%	99.2%	98.4%	97.7%	96.9%	87.5%	78.1%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
25	100.0%	99.2%	98.4%	97.6%	96.8%	87.4%	78.0%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
26	100.0%	99.2%	98.3%	97.5%	96.6%	87.3%	78.0%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
27	100.0%	99.1%	98.3%	97.4%	96.5%	87.2%	77.9%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
28	100.0%	99.1%	98.2%	97.3%	96.4%	87.1%	77.8%	68.5%	59.2%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
29	100.0%	99.1%	98.2%	97.2%	96.2%	87.0%	77.7%	68.5%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
30	100.0%	99.0%	98.1%	97.1%	96.1%	86.9%	77.6%	68.4%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
31	100.0%	99.0%	98.0%	97.0%	95.9%	86.7%	77.5%	68.3%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
32	100.0%	99.0%	97.9%	96.9%	95.8%	86.6%	77.5%	68.3%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
33	100.0%	98.9%	97.8%	96.8%	95.6%	86.5%	77.4%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
34	100.0%	98.9%	97.8%	96.6%	95.5%	86.4%	77.3%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
35	100.0%	98.8%	97.7%	96.5%	95.3%	86.2%	77.2%	68.1%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
36	100.0%	98.8%	97.6%	96.4%	95.1%	86.1%	77.1%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
37	100.0%	98.7%	97.5%	96.3%	95.0%	86.0%	77.0%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
38	100.0%	98.7%	97.4%	96.1%	94.8%	85.8%	76.9%	67.9%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
39	100.0%	98.7%	97.3%	96.0%	94.6%	85.7%	76.7%	67.8%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
40	100.0%	98.6%	97.2%	95.8%	94.4%	85.5%	76.6%	67.7%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
41	100.0%	98.6%	97.1%	95.7%	94.2%	85.4%	76.5%	67.7%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
42	100.0%	98.5%	97.0%	95.6%	94.0%	85.2%	76.4%	67.6%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
43	100.0%	98.5%	96.9%	95.4%	93.8%	85.1%	76.3%	67.5%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
44	100.0%	98.4%	96.8%	95.3%	93.6%	84.9%	76.2%	67.4%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
45	100.0%	98.4%	96.7%	95.1%	93.4%	84.7%	76.0%	67.3%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
46	100.0%	98.3%	96.6%	94.9%	93.2%	84.5%	75.9%	67.2%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
47	100.0%	98.3%	96.5%	94.7%	92.9%	84.3%	75.7%	67.1%	58.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
48	100.0%	98.2%	96.4%	94.5%	92.7%	84.1%	75.6%	67.0%	58.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
49	100.0%	98.1%	96.2%	94.3%	92.4%	83.9%	75.4%	66.9%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
50	100.0%	98.0%	96.1%	94.1%	92.1%	83.7%	75.2%	66.8%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
51	100.0%	98.0%	95.9%	93.9%	91.8%	83.5%	75.1%	66.7%	58.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
52	100.0%	97.9%	95.8%	93.7%	91.6%	83.3%	74.9%	66.6%	58.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
53	100.0%	97.8%	95.7%	93.5%	91.3%	83.1%	74.8%	66.5%	58.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
54	100.0%	97.8%	95.5%	93.3%	91.1%	82.8%	74.6%	66.4%	58.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
55	100.0%	97.7%	95.4%	93.1%	90.8%	88.4%	86.1%	83.7%	81.3%	78.9%	63.1%	47.3%	31.5%	15.7%	0.0%
56	100.0%	97.6%	95.3%	92.9%	90.5%	88.1%	85.6%	83.2%	80.7%	78.3%	62.6%	47.0%	31.3%	15.6%	0.0%
57	100.0%	97.5%	95.1%	92.6%	90.2%	87.7%	85.2%	82.7%	80.2%	77.7%	62.1%	46.6%	31.0%	15.5%	0.0%
58	100.0%	97.5%	94.9%	92.4%	89.8%	87.3%	84.7%	82.2%	79.6%	77.1%	61.6%	46.2%	30.8%	15.4%	0.0%
59	100.0%	97.4%	94.7%	92.1%	89.5%	86.9%	84.3%	81.7%	79.0%	76.4%	61.1%	45.8%	30.5%	15.2%	0.0%
60	100.0%	97.3%	94.6%	91.9%	89.2%	86.5%	83.8%	81.1%	78.4%	75.7%	60.6%	45.4%	30.3%	15.1%	0.0%
61	100.0%	97.2%	94.4%	91.7%	88.9%	86.1%	83.4%	80.6%	77.8%	75.0%	60.0%	45.0%	30.0%	15.0%	0.0%
62	100.0%	97.1%	94.3%	91.4%	88.6%	85.8%	82.9%	80.1%	77.2%	74.3%	59.4%	44.6%	29.7%	14.8%	0.0%
63	100.0%	97.0%	94.1%	91.2%	88.3%	85.3%	82.4%	79.4%	76.5%	73.5%	58.8%	44.1%	29.4%	14.7%	0.0%
64	100.0%	96.9%	93.9%	90.9%	87.9%	84.9%	81.8%	78.8%	75.8%	72.8%	58.2%	43.6%	29.1%	14.5%	0.0%
65	100.0%	96.9%	93.8%	90.6%	87.5%	84.4%	81.2%	78.1%	75.0%	72.0%	57.6%	43.2%	28.8%	14.4%	0.0%
66	100.0%	96.8%	93.5%	90.3%	87.1%	83.8%	80.6%	77.4%	74.3%	71.1%	56.9%	42.7%	28.4%	14.2%	0.0%
67	100.0%	96.6%	93.3%	90.0%	86.6%	83.3%	80.0%	76.7%	73.5%	70.3%	56.2%	42.1%	28.1%	14.0%	0.0%
68	100.0%	96.5%	93.1%	89.6%	86.1%	82.7%	79.3%	76.0%	72.7%	69.4%	55.5%	41.6%	27.7%	13.8%	0.0%
69	100.0%	96.4%	92.8%	89.2%	85.7%	82.2%	78.7%	75.3%	71.9%	68.6%	54.8%	41.1%	27.4%	13.7%	0.0%
70	100.0%	96.2%	92.5%	88.9%	85.2%	81.6%	78.1%	74.6%	71.1%	67.7%	54.2%	40.6%	27.1%	13.5%	0.0%
71	100.0%	96.1%	92.3%	88.5%	84.8%	81.1%	77.5%	73.9%	70.4%	66.9%	53.5%	40.1%	26.7%	13.3%	0.0%
72	100.0%	96.0%	92.1%	88.2%	84.4%	80.6%	76.8%	73.2%	69.6%	66.2%	53.0%	39.7%	26.5%	13.2%	0.0%
73	100.0%	95.9%	91.8%	87.8%	83.9%	80.0%	76.2%	72.5%	68.9%	65.5%	52.4%	39.3%	26.2%	13.1%	0.0%
74	100.0%	95.7%	91.6%	87.5%	83.4%	79.4%	75.6%	71.9%	68.3%	64.9%	51.9%	38.9%	25.9%	12.9%	0.0%
75	100.0%	95.6%	91.3%	87.1%	82.9%	78.9%	75.0%	71.3%	67.7%	64.3%	51.4%	38.5%	25.7%	12.8%	0.0%
76	100.0%	95.5%	91.0%	86.7%	82.5%	78.4%	74.5%	70.8%	67.2%	63.7%	51.0%	38.2%	25.5%	12.7%	0.0%
77	100.0%	95.3%	90.8%	86.4%	82.1%	78.1%	74.1%	70.3%	66.7%	63.3%	50.6%	37.9%	25.3%	12.6%	0.0%
78	100.0%	95.2%	90.6%	86.1%	81.8%	77.7%	73.8%	70.0%	66.4%	62.9%	50.3%	37.7%	25.1%	12.5%	0.0%
79	100.0%	95.1%	90.4%	85.9%	81.6%	77.4%	73.5%	69.7%	66.1%	62.7%	50.2%	37.6%	25.1%	12.5%	0.0%
80	100.0%	95.0%	90.3%	85.8%	81.4%	77.2%	73.2%	69.4%	65.9%	62.7%	50.1%	37.6%	25.0%	12.5%	0.0%
81	100.0%	95.0%	90.2%	85.6%	81.2%	77.0%	73.0%	69.3%	65.9%	62.8%	50.2%	37.6%	25.1%	12.5%	0.0%
82	100.0%	94.9%	90.1%	85.4%	81.0%	76.9%	73.0%	69.4%	66.1%	63.0%	50.4%	37.8%	25.2%	12.6%	0.0%
83	100.0%	94.9%	90.0%	85.3%	80.9%	76.8%	73.0%	69.6%	66.4%	63.2%	50.5%	37.9%	25.2%	12.6%	0.0%
84	100.0%	94.8%	89.9%	85.3%	81.0%	77.0%	73.3%	69.9%	66.6%	63.3%	50.6%	37.9%	25.3%	12.6%	0.0%
85	100.0%	94.8%	89.9%	85.4%	81.1%	77.3%	73.7%	70.2%	66.7%	63.4%	50.7%	38.0%	25.3%	12.6%	0.0%

ADDITIONAL INFORMATION

Additional information about the Policy is available in the Statement of Additional Information dated May 1, 2022, and which is incorporated into this prospectus.
Your questions and/or requests for a free copy of the Statement of Additional Information or a free personalized illustration should be directed to: Principal Variable Universal Life Income III, Principal Financial Group, P.O. Box 10431, Des Moines, Iowa 50306-0431, 1-800-247-9988. You may also contact us through our internet site: www.principal.com
Reports and other information about the Policy are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Principal® Variable Universal Life Income III
Investment Company Act File No. 333-175768

PART B
STATEMENT OF ADDITIONAL INFORMATION
PRINCIPAL® VARIABLE UNIVERSAL LIFE INCOME III
FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
Issued by Principal National Life Insurance Company (the “Company”) through its
Principal National Life Insurance Company Variable Life Separate Account
dated May 1, 2022
This Statement of Additional Information provides information about the Principal® Variable Universal Life Income III Insurance Policy (the “Policy”) sponsored by Principal National Life Insurance Company through its Principal National Life Insurance Company Variable Life Separate Account.
This Statement of Additional Information is not a prospectus. It provides information that supplements the Policy’s Prospectus dated May 1, 2022. It should be read with that Prospectus which is available without charge. To request a copy of the Prospectus, please contact us at:
Principal® Variable Universal Life Income III
Principal Financial Group
P.O. Box 10431
Des Moines, Iowa 50306-0431
Telephone: 1-800-247-9988
Fax: 1-866-885-0390

2

GENERAL INFORMATION AND HISTORY
The Company
Principal National Life Insurance Company (the “Company”) is the issuer of the Principal Variable Universal Life Income III Insurance Policy (the “Policy”). The Company is a stock life insurance company with its home office at: Principal Financial Group, 711 High Street, Des Moines, Iowa 50306-0431. It is authorized to transact life insurance business in the District of Columbia and in every state except New York. The Company is a wholly-owned subsidiary of Principal Financial Services, Inc. (“PFS”), which in turn is a wholly owned subsidiary of Principal Financial Group, Inc.
The Progressive Corporation (“Progressive”), an Ohio corporation, organized the Company on November 6, 1967, as an Ohio domiciled life insurance company. PFS acquired control of the Company from Progressive pursuant to a Purchase and Sale Agreement dated August 22, 2003. PFS subsequently redomesticated the Company to Iowa and on October 21, 2003, changed the Company’s name from Progressive American Life Insurance Company to Principal Health Insurance Company. PFS originally intended to use the Company to sell group medical insurance and to provide third party administrative services to self-insured customers. However, PFS never used the Company for these purposes. PFS eventually determined that the best strategic use of the Company would be to offer and sell individual life insurance products. On October 16, 2007, PFS changed the Company’s name to Principal National Life Insurance Company to reflect this change in purpose.
Principal National Life Insurance Company Variable Life Separate Account
The Company’s board of directors established the Variable Life Separate Account (the “Separate Account”) under Iowa law on November 28, 2007. It is registered as a unit investment trust with the U.S. Securities and Exchange Commission (the “SEC”). This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.
All of the units of the Separate Account are owned by the Company. Policy owners may purchase units of the divisions of the Separate Account.
Administrative and Facilities Services
Principal Life Insurance Company (“PLIC”) provides administrative support services and facilities to the Company. PLIC is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. PLIC’s address is 711 High Street, Des Moines, Iowa, 50306-0431.
Independent Registered Public Accounting Firm
Ernst & Young LLP, 801 Grand Avenue, Suite 3100, Des Moines, Iowa, 50309, serves as the Independent registered public accounting firm for the Company.
UNDERWRITERS
The principal underwriter of the Policy is Principal Securities, Inc. ("PSI") which is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. PSI’s address is Principal Securities, Inc., 655 9th Street, Des Moines, IA 50392. PSI was incorporated in Iowa in 1968, and is a securities broker-dealer registered with the SEC as well as a member of the Financial Institutions Regulatory Authority. The Policies may also be sold through other broker-dealers authorized by PSI and applicable law to do so.
The Policy’s offering to the public is continuous. As the principal underwriter, PSI is paid for the distribution of the Policy. For the last three fiscal years, PSI has received and retained the following commissions:

2021 received/retained	2020 received/retained	2019 received/retained
$803,421/$0	$1,553,849/$0	$4,240,126/$0

UNDERWRITING PROCEDURES
Guaranteed maximum cost of insurance rates are based on 2001 CSO Unismoke Mortality Table (the prevailing mortality table approved by the National Association of Insurance Commissioners), age nearest birthday, with distinction for the insured's gender.
3

PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions.
The Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Policy as if the Policy had been issued on or after the date the underlying mutual fund in which such division invests was first offered. Possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other products.
The Separate Account may also quote rankings, yields or returns published by independent statistical services or publishers and information regarding performance of certain market indices.
From time to time, the Separate Account or an underlying fund may advertise the “yield” and “effective yield” of a money market division or of the underlying fund in which it invests. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated in the division over a seven day period (the period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated during that week is assumed to be generated each week over a 52-week period and is shown as a percentage. The “effective yield” is calculated similarly but, when annualized, the income earned in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.” For the period ended December 31, 2021, the 7-day annualized and effective yields of the Fidelity VIP Government Money Market Division were 0.01% and 0.01%, respectively.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial premium of $1,000 to the ending redeemable policy value.
The performance information does not include any charges or fees that are deducted from your Policy. These are charges and fees such as the sales charge, charge for taxes, surrender charges, transfer fees (if any), cost of insurance charge, asset based charge, administrative charge, policy loan interest charge (if any), and charges for optional insurance benefits. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your Policy’s value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Policy’s performance, you should obtain a personalized illustration based on historical underlying mutual fund performance from your financial adviser.
Any performance data quoted for the Separate Account represents historical performance and is not intended to indicate future performance.
4

FINANCIAL STATEMENTS

APPENDIX A - Principal National Life Insurance Company - Variable Life Separate Account Financials

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Principal National Life Insurance Company and Contract Owners of Principal National Life Insurance Company Variable Life Separate Account

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Principal National Life Insurance Company Variable Life Separate Account (the Separate Account), as of December 31, 2021, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 2010.

Des Moines, Iowa

April 6, 2022

Appendix:
Subaccounts comprising Principal National Life Insurance Company Variable Life Separate Account

Sub Account	Statement of operations	Statements of changes in net assets
AllianceBernstein Global Thematic Growth Class A Division
AllianceBernstein International Value Class A Division
Alliance Bernstein International Growth Class A Division
AllianceBernstein Small Cap Growth Class A Division
AllianceBernstein Small/Mid Cap Value Class A Division
American Century VP Capital Appreciation Class II Division
American Century VP Disciplined Core Value Class II Division (1)
American Century VP Inflation Protection Class II Division
American Century VP Mid Cap Value Class II Division
American Century VP Value Class II Division
American Funds Insurance Series Washington Mutual Investors Class 2 Division (5)
American Funds Insurance Series Global Balanced Class 2 Division
American Funds Insurance Series Growth Fund Class 2 Division
American Funds Insurance Series International Fund Class 2 Division
American Funds Insurance Series New World Fund Class 2 Division
BNY Mellon IP MidCap Stock Service Shares Division
Calvert Investment Grade Bond Index Class I Division
Calvert Russell 2000 Small Cap Index Class F
Calvert S&P 500 Index Division
Calvert S&P MidCap 400 Index Class F Division
ClearBridge Mid Cap Class I Division
Core Plus Bond Class 1 Division
Delaware Small Cap Value Service Class Division
Diversified International Class 1 Division
DWS Small Mid Cap Value Class B Division
Equity Income Class 1 Division
	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity VIP Contrafund Service Class 2 Division
Fidelity VIP Equity-Income Service Class 2 Division
Fidelity VIP Government Money Market Service Class Division
Fidelity VIP High Income Service Class 2 Division
Fidelity VIP Mid Cap Service Class 2 Division
Fidelity VIP Extended Market Index Service Class 2 Division
Fidelity VIP International Index Service Class 2 Division
Fidelity VIP Total Market Index Service Class 2 Division
Franklin Mutual Global Discovery VIP Class 2 Division
Franklin Rising Dividends VIP Class 2 Division
Franklin Small Cap Value VIP Class 2 Division
Franklin U.S. Government Fund Class II Division
Government & High Quality Bond Class 1 Division
International Emerging Markets Class 1 Division
Invesco American Franchise Series II Division
Invesco American Value Series I Division
Invesco Core Equity Series II Division
Invesco Health Care Series I Division
Invesco Main Street Mid Cap Series II Division (2)
Invesco Main Street Small Cap Series II Division (3)
Invesco Small Cap Equity Series I Division
Janus Henderson Enterprise Service Shares Division
Janus Henderson Forty Service Shares Division
Janus Henderson Global Technology and Innovation Service Shares Division
LargeCap Growth I Class 1 Division
LargeCap S&P 500 Index Class 1 Division

Lord Abbett Series Fund Developing Growth Class VC Division
MFS Blended Research Small Cap Equity Service Class Division
MFS Mid Cap Value Portfolio Service Class Division
MFS New Discovery Service Class Division
MFS New Discovery Value Service Class Division
MFS Utilities Service Class Division
MidCap Class 1 Division
Neuberger Berman AMT MidCap Growth Portfolio S Class Division
Neuberger Berman AMT Sustainable Equity I Class Division
Principal Capital Appreciation Class 1 Division
Principal LifeTime 2010 Class 1 Division
Principal LifeTime 2020 Class 1 Division
Principal LifeTime 2030 Class 1 Division
Principal LifeTime 2040 Class 1 Division
Principal LifeTime 2050 Class 1 Division
Principal LifeTime 2060 Class 1 Division
Principal LifeTime Strategic Income Class 1 Division
Putnam VT Growth Opportunities Class IB Division
Putnam VT International Value Fund Class 1B Division
Real Estate Securities Class 1 Division
SAM Balanced Portfolio Class 1 Division
SAM Conservative Balanced Portfolio Class 1 Division
SAM Conservative Growth Portfolio Class 1 Division
SAM Flexible Income Portfolio Class 1 Division
SAM Strategic Growth Portfolio Class 1 Division
Short-Term Income Class 1 Division
SmallCap Class 1 Division
Templeton Global Bond VIP Class 2 Division
TOPS Managed Risk Balanced ETF Class 2 Division
TOPS Managed Risk Growth ETF Class 2 Division
TOPS Managed Risk Moderate Growth ETF Class 2 Division
VanEck Global Resources Class S Division (4)
Wanger International Division
American Century VP International Class II Division
American Funds Insurance Series Capital World Bond Fund Class 2 Division
BNY Mellon IP Technology Growth Service Shares Division
BNY Mellon Sustainable U.S. Equity Service Shares Division
BNY Mellon VIF Appreciation Service Shares Division

Bond Market Index Class 1 Division
Calvert EAFE International Index Class F Division
ClearBridge Small Cap Growth Class I Division
DWS Alternative Asset Allocation Class B Division
Fidelity VIP Strategic Income Service Class 2 Division
Franklin Income VIP Class 2 Division
Franklin Mutual Shares Class 2 Division
Franklin Strategic Income VIP Class 2 Division
Invesco Global Real Estate Series I Division
Invesco International Growth Series I Division
Janus Henderson Balanced Service Shares Division
Janus Henderson Flexible Bond Service Shares Division
Janus Henderson Global Research Service Shares Division

MFS Global Equity Service Class Division
MFS Growth Service Class Division
MFS Inflation-Adjusted Bond Service Class Division
MFS International Intrinsic Value Service Class Division
MFS Research International Portfolio Service Class Division
MFS Total Return Service Class Division
MFS Value Service Class Division
PIMCO All Asset Administrative Class Division
PIMCO Commodity Real Return Strategy Administrative Class Division
PIMCO Emerging Market Bond Administrative Class Division
PIMCO High Yield Administrative Class Division
PIMCO Long Term U.S. Government Administrative Class Division
PIMCO Low Duration Administrative Class Division
PIMCO Real Return Administrative Class Division
PIMCO Short-Term Administrative Class Division
PIMCO Total Return Administrative Class Division
Rydex Basic Materials Division
Rydex Utilities Division
T. Rowe Price Health Sciences Portfolio II Division
Templeton Developing Markets VIP Class 2 Division
Templeton Foreign VIP Class 2 Division
VanEck Global Resources Initial Class Division (6)
Vanguard VIF Global Bond Index Portfolio Division
Vanguard VIF Mid-Cap Index Division

Invesco Discovery Mid Cap Growth Series 1 Division (7)	For the year ended December 31, 2021	For the period from April 30, 2020 (commencement of operations) through December 31, 2021
Vanguard VIF Balanced Division	For the year ended December 31, 2021	For the period from June 8, 2020 (commencement of operations) through December 31, 2021

a.Represented the operations of American Century VP Income & Growth Class II Division until June 7, 2021.
b.Represented the operations of Invesco Mid Cap Core Equity Series II Division until June 7, 2021.
c.Represented the operations of Invesco Oppenheimer V.I. Main Street Small Cap Series II Division until June 7, 2021.
d.Represented the operations of VanEck Global Hard Assets Class S Division until June 7, 2021.
e.Represented the operations of American Funds Insurance Series Blue Chip Income and Growth Fund Class 2 Division until June 7, 2021.
f.Represented the operations of VanEck Global Hard Assets Initial Class Division until June 7, 2021.
g.Represented the operations of Invesco Oppenheimer VI Discovery Mid Cap Growth until June 7, 2021.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	AllianceBernstein Global Thematic Growth Class A Division	AllianceBernstein International Growth Class A Division (1)	AllianceBernstein International Value Class A Division	AllianceBernstein Small Cap Growth Class A Division

Assets
Investments in shares of mutual funds, at fair value	$176,903	$6,831	$1,454,665	$416,469
Total assets	176,903	6,831	1,454,665	416,469
Total liabilities	—	—	—	—
Net assets	$176,903	$6,831	$1,454,665	$416,469

Net assets
Applicable to accumulation units	$176,903	$6,831	$1,454,665	$416,469
Total net assets	$176,903	$6,831	$1,454,665	$416,469

Investments in shares of mutual funds, at cost	$171,580	$6,849	$1,327,439	$333,708

Shares of mutual funds owned	3,829	252	92,536	16,573

Accumulation units outstanding	4,763	367	155,393	7,091

Statements of Operations
Year ended December 31, 2021
	AllianceBernstein Global Thematic Growth Class A Division	AllianceBernstein International Growth Class A Division (1)	AllianceBernstein International Value Class A Division	AllianceBernstein Small Cap Growth Class A Division

Net investment income (loss)
Investment income:
Dividends	$—	$—	$29,846	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	—	29,846	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	5,726	(10)	30,667	13,694
Capital gains distributions	11,865	—	—	86,273
Total realized gains (losses) on investments	17,591	(10)	30,667	99,967

Change in net unrealized appreciation (depreciation)
of investments	1,299	(18)	73,963	(62,920)

Net gains (losses) on investments	18,890	(28)	134,476	37,047

Net increase (decrease) in net assets resulting from operations	$18,890	$(28)	$134,476	$37,047

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	AllianceBernstein Small/Mid Cap Value Class A Division	American Century VP Capital Appreciation Class II Division	American Century VP Disciplined Core Value Class II Division (1)	American Century VP Inflation Protection Class II Division

Assets
Investments in shares of mutual funds, at fair value	$3,786,570	$1,285,073	$2,133,787	$973,635
Total assets	3,786,570	1,285,073	2,133,787	973,635
Total liabilities	—	—	—	—
Net assets	$3,786,570	$1,285,073	$2,133,787	$973,635

Net assets
Applicable to accumulation units	$3,786,570	$1,285,073	$2,133,787	$973,635
Total net assets	$3,786,570	$1,285,073	$2,133,787	$973,635

Investments in shares of mutual funds, at cost	$3,060,717	$1,083,368	$1,937,814	$898,201

Shares of mutual funds owned	161,405	69,955	199,047	85,257

Accumulation units outstanding	103,349	45,689	46,714	64,318

Statements of Operations
Year ended December 31, 2021
	AllianceBernstein Small/Mid Cap Value Class A Division	American Century VP Capital Appreciation Class II Division	American Century VP Disciplined Core Value Class II Division (1)	American Century VP Inflation Protection Class II Division

Net investment income (loss)
Investment income:
Dividends	$26,627	$—	$15,537	$28,035

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	26,627	—	15,537	28,035

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	127,014	11,795	35,085	8,685
Capital gains distributions	—	115,378	248,374	—
Total realized gains (losses) on investments	127,014	127,173	283,459	8,685

Change in net unrealized appreciation (depreciation)
of investments	733,429	(22,116)	64,685	16,941

Net gains (losses) on investments	887,070	105,057	363,681	53,661

Net increase (decrease) in net assets resulting from operations	$887,070	$105,057	$363,681	$53,661

(1) Represented the operations on American Century VP Income & Growth Class II Division until June 7, 2021.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	American Century VP International Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Capital World Bond Fund Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$14,617	$4,411,089	$1,943,573	$220,436
Total assets	14,617	4,411,089	1,943,573	220,436
Total liabilities	—	—	—	—
Net assets	$14,617	$4,411,089	$1,943,573	$220,436

Net assets
Applicable to accumulation units	$14,617	$4,411,089	$1,943,573	$220,436
Total net assets	$14,617	$4,411,089	$1,943,573	$220,436

Investments in shares of mutual funds, at cost	$15,165	$3,754,292	$1,516,704	$230,042

Shares of mutual funds owned	986	176,091	141,970	18,841

Accumulation units outstanding	410	96,270	43,143	18,906

Statements of Operations
Year ended December 31, 2021
	American Century VP International Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Capital World Bond Fund Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$—	$40,950	$27,891	$3,071

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	40,950	27,891	3,071

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	7	167,857	30,667	(47)
Capital gains distributions	26	—	—	3,688
Total realized gains (losses) on investments	33	167,857	30,667	3,641

Change in net unrealized appreciation (depreciation)
of investments	(552)	508,822	294,229	(13,250)

Net gains (losses) on investments	(519)	717,629	352,787	(6,538)

Net increase (decrease) in net assets resulting from operations	$(519)	$717,629	$352,787	$(6,538)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	American Funds Insurance Series Global Balanced Class 2 Division	American Funds Insurance Series Growth Fund Class 2 Division	American Funds Insurance Series International Fund Class 2 Division	American Funds Insurance Series New World Fund Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$326,935	$11,732,188	$2,945,363	$4,203,543
Total assets	326,935	11,732,188	2,945,363	4,203,543
Total liabilities	—	—	—	—
Net assets	$326,935	$11,732,188	$2,945,363	$4,203,543

Net assets
Applicable to accumulation units	$326,935	$11,732,188	$2,945,363	$4,203,543
Total net assets	$326,935	$11,732,188	$2,945,363	$4,203,543

Investments in shares of mutual funds, at cost	$311,246	$9,046,952	$2,745,389	$3,881,931

Shares of mutual funds owned	22,240	92,906	130,326	133,531

Accumulation units outstanding	23,912	294,980	196,028	241,347

Statements of Operations
Year ended December 31, 2021
	American Funds Insurance Series Global Balanced Class 2 Division	American Funds Insurance Series Growth Fund Class 2 Division	American Funds Insurance Series International Fund Class 2 Division	American Funds Insurance Series New World Fund Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$2,942	$21,694	$72,488	$34,227

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	2,942	21,694	72,488	34,227

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	5,229	251,945	68,112	201,105
Capital gains distributions	16,413	1,115,680	—	110,100
Total realized gains (losses) on investments	21,642	1,367,625	68,112	311,205

Change in net unrealized appreciation (depreciation)
of investments	3,662	388,081	(195,484)	(221,626)

Net gains (losses) on investments	28,246	1,777,400	(54,884)	123,806

Net increase (decrease) in net assets resulting from operations	$28,246	$1,777,400	$(54,884)	$123,806

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	American Funds Insurance Series Washington Mutual Investors Class 2 Division (1)	BNY Mellon IP MidCap Stock Service Shares Division	BNY Mellon IP Technology Growth Service Shares Division	BNY Mellon Sustainable U.S. Equity Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$4,906,314	$498,303	$173,908	$16,312
Total assets	4,906,314	498,303	173,908	16,312
Total liabilities	—	—	—	—
Net assets	$4,906,314	$498,303	$173,908	$16,312

Net assets
Applicable to accumulation units	$4,906,314	$498,303	$173,908	$16,312
Total net assets	$4,906,314	$498,303	$173,908	$16,312

Investments in shares of mutual funds, at cost	$3,962,631	$380,357	$166,228	$14,894

Shares of mutual funds owned	275,172	20,223	5,364	285

Accumulation units outstanding	245,370	25,474	3,043	325

Statements of Operations
Year ended December 31, 2021
	American Funds Insurance Series Washington Mutual Investors Class 2 Division (1)	BNY Mellon IP MidCap Stock Service Shares Division	BNY Mellon IP Technology Growth Service Shares Division	BNY Mellon Sustainable U.S. Equity Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$60,566	$1,869	$—	$28

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	60,566	1,869	—	28

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	135,620	3,436	3,634	219
Capital gains distributions	—	2,682	13,856	103
Total realized gains (losses) on investments	135,620	6,118	17,490	322

Change in net unrealized appreciation (depreciation)
of investments	735,499	87,147	(1,199)	1,260

Net gains (losses) on investments	931,685	95,134	16,291	1,610

Net increase (decrease) in net assets resulting from operations	$931,685	$95,134	$16,291	$1,610

(1) Represented the operations of American Funds Insurance Series Blue Chip Income and Growth Fund Class 2 Division until June 7, 2021.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	BNY Mellon VIF Appreciation Service Shares Division	Bond Market Index Class 1 Division	Calvert EAFE International Index Class F Division	Calvert Investment Grade Bond Index Class I Division

Assets
Investments in shares of mutual funds, at fair value	$89,112	$1,881,107	$612,657	$1,562,637
Total assets	89,112	1,881,107	612,657	1,562,637
Total liabilities	—	—	—	—
Net assets	$89,112	$1,881,107	$612,657	$1,562,637

Net assets
Applicable to accumulation units	$89,112	$1,881,107	$612,657	$1,562,637
Total net assets	$89,112	$1,881,107	$612,657	$1,562,637

Investments in shares of mutual funds, at cost	$77,717	$1,918,824	$603,841	$1,586,860

Shares of mutual funds owned	1,683	174,824	6,022	28,085

Accumulation units outstanding	1,631	148,259	39,418	125,080

Statements of Operations
Year ended December 31, 2021
	BNY Mellon VIF Appreciation Service Shares Division	Bond Market Index Class 1 Division	Calvert EAFE International Index Class F Division	Calvert Investment Grade Bond Index Class I Division

Net investment income (loss)
Investment income:
Dividends	$135	$28,930	$9,113	$36,722

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	135	28,930	9,113	36,722

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,500	(18,387)	37,527	(4,880)
Capital gains distributions	6,090	3,428	—	—
Total realized gains (losses) on investments	8,590	(14,959)	37,527	(4,880)

Change in net unrealized appreciation (depreciation)
of investments	8,071	(38,548)	(17,122)	(57,557)

Net gains (losses) on investments	16,796	(24,577)	29,518	(25,715)

Net increase (decrease) in net assets resulting from operations	$16,796	$(24,577)	$29,518	$(25,715)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	Calvert Russell 2000 Small Cap Index Class F	Calvert S&P 500 Index Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Mid Cap Class I Division

Assets
Investments in shares of mutual funds, at fair value	$4,759,095	$388,458	$4,171,137	$1,049,681
Total assets	4,759,095	388,458	4,171,137	1,049,681
Total liabilities	—	—	—	—
Net assets	$4,759,095	$388,458	$4,171,137	$1,049,681

Net assets
Applicable to accumulation units	$4,759,095	$388,458	$4,171,137	$1,049,681
Total net assets	$4,759,095	$388,458	$4,171,137	$1,049,681

Investments in shares of mutual funds, at cost	$4,388,417	$279,399	$3,287,938	$884,601

Shares of mutual funds owned	48,203	1,941	28,820	35,813

Accumulation units outstanding	129,113	13,512	110,524	51,549

Statements of Operations
Year ended December 31, 2021
	Calvert Russell 2000 Small Cap Index Class F	Calvert S&P 500 Index Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Mid Cap Class I Division

Net investment income (loss)
Investment income:
Dividends	$32,567	$5,297	$32,140	$194

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	32,567	5,297	32,140	194

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	232,351	26,486	90,748	12,028
Capital gains distributions	120,013	19,300	109,138	104,806
Total realized gains (losses) on investments	352,364	45,786	199,886	116,834

Change in net unrealized appreciation (depreciation)
of investments	23,540	47,285	537,122	61,150

Net gains (losses) on investments	408,471	98,368	769,148	178,178

Net increase (decrease) in net assets resulting from operations	$408,471	$98,368	$769,148	$178,178

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	ClearBridge Small Cap Growth Class I Division	Core Plus Bond Class 1 Division	Delaware Small Cap Value Service Class Division	Diversified International Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$2,042,583	$4,827,874	$2,910,253	$6,537,052
Total assets	2,042,583	4,827,874	2,910,253	6,537,052
Total liabilities	—	—	—	—
Net assets	$2,042,583	$4,827,874	$2,910,253	$6,537,052

Net assets
Applicable to accumulation units	$2,042,583	$4,827,874	$2,910,253	$6,537,052
Total net assets	$2,042,583	$4,827,874	$2,910,253	$6,537,052

Investments in shares of mutual funds, at cost	$2,182,277	$4,961,821	$2,310,023	$5,770,590

Shares of mutual funds owned	56,239	420,547	64,301	341,004

Accumulation units outstanding	60,449	156,323	77,943	158,807

Statements of Operations
Year ended December 31, 2021
	ClearBridge Small Cap Growth Class I Division	Core Plus Bond Class 1 Division	Delaware Small Cap Value Service Class Division	Diversified International Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$—	$107,427	$14,235	$73,545

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	107,427	14,235	73,545

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	171,185	46,513	31,868	160,311
Capital gains distributions	228,757	102,618	—	26,983
Total realized gains (losses) on investments	399,942	149,131	31,868	187,294

Change in net unrealized appreciation (depreciation)
of investments	(275,713)	(269,687)	614,813	181,221

Net gains (losses) on investments	124,229	(13,129)	660,916	442,060

Net increase (decrease) in net assets resulting from operations	$124,229	$(13,129)	$660,916	$442,060

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	DWS Alternative Asset Allocation Class B Division	DWS Small Mid Cap Value Class B Division	Equity Income Class 1 Division	Fidelity VIP Contrafund Service Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$14,943	$540,829	$14,552,284	$16,335,747
Total assets	14,943	540,829	14,552,284	16,335,747
Total liabilities	—	—	—	—
Net assets	$14,943	$540,829	$14,552,284	$16,335,747

Net assets
Applicable to accumulation units	$14,943	$540,829	$14,552,284	$16,335,747
Total net assets	$14,943	$540,829	$14,552,284	$16,335,747

Investments in shares of mutual funds, at cost	$14,396	$442,344	$11,850,552	$11,991,615

Shares of mutual funds owned	989	34,982	424,884	311,098

Accumulation units outstanding	1,150	18,599	408,516	209,731

Statements of Operations
Year ended December 31, 2021
	DWS Alternative Asset Allocation Class B Division	DWS Small Mid Cap Value Class B Division	Equity Income Class 1 Division	Fidelity VIP Contrafund Service Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$632	$4,285	$244,101	$3,577

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	632	4,285	244,101	3,577

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,380	(3,849)	374,362	435,172
Capital gains distributions	—	—	7,048	1,822,152
Total realized gains (losses) on investments	2,380	(3,849)	381,410	2,257,324

Change in net unrealized appreciation (depreciation)
of investments	(129)	118,144	1,619,778	1,153,815

Net gains (losses) on investments	2,883	118,580	2,245,289	3,414,716

Net increase (decrease) in net assets resulting from operations	$2,883	$118,580	$2,245,289	$3,414,716

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Extended Market Index Service Class 2 Division	Fidelity VIP Government Money Market Service Class Division	Fidelity VIP High Income Service Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$2,998,463	$343,872	$19,515,830	$3,717,676
Total assets	2,998,463	343,872	19,515,830	3,717,676
Total liabilities	—	—	—	—
Net assets	$2,998,463	$343,872	$19,515,830	$3,717,676

Net assets
Applicable to accumulation units	$2,998,463	$343,872	$19,515,830	$3,717,676
Total net assets	$2,998,463	$343,872	$19,515,830	$3,717,676

Investments in shares of mutual funds, at cost	$2,691,430	$346,775	$19,515,831	$3,786,497

Shares of mutual funds owned	118,657	24,285	19,515,830	739,101

Accumulation units outstanding	73,362	22,272	1,867,628	104,767

Statements of Operations
Year ended December 31, 2021
	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Extended Market Index Service Class 2 Division	Fidelity VIP Government Money Market Service Class Division	Fidelity VIP High Income Service Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$45,174	$3,353	$1,817	$185,738

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	45,174	3,353	1,817	185,738

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	61,564	8,292	—	(18,734)
Capital gains distributions	305,626	17,538	—	—
Total realized gains (losses) on investments	367,190	25,830	—	(18,734)

Change in net unrealized appreciation or (depreciation)
of investments	106,903	(9,148)	—	(24,933)

Net gains (losses) on investments	519,267	20,035	1,817	142,071

Net increase (decrease) in net assets resulting from operations	$519,267	$20,035	$1,817	$142,071

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	Fidelity VIP International Index Service Class 2 Division	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Strategic Income Service Class 2 Division	Fidelity VIP Total Market Index Service Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$1,368,505	$7,729,574	$1,230,980	$2,257,823
Total assets	1,368,505	7,729,574	1,230,980	2,257,823
Total liabilities	—	—	—	—
Net assets	$1,368,505	$7,729,574	$1,230,980	$2,257,823

Net assets
Applicable to accumulation units	$1,368,505	$7,729,574	$1,230,980	$2,257,823
Total net assets	$1,368,505	$7,729,574	$1,230,980	$2,257,823

Investments in shares of mutual funds, at cost	$1,372,304	$6,730,523	$1,249,941	$1,906,676

Shares of mutual funds owned	119,939	196,232	106,028	130,059

Accumulation units outstanding	104,695	106,156	99,404	132,894

Statements of Operations
Year ended December 31, 2021
	Fidelity VIP International Index Service Class 2 Division	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Strategic Income Service Class 2 Division	Fidelity VIP Total Market Index Service Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$31,581	$26,095	$26,222	$16,632

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	31,581	26,095	26,222	16,632

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	22,139	171,511	14,863	71,933
Capital gains distributions	2,599	1,196,822	16,496	11,894
Total realized gains (losses) on investments	24,738	1,368,333	31,359	83,827

Change in net unrealized appreciation (depreciation)
of investments	(26,774)	85,929	(29,343)	219,733

Net gains (losses) on investments	29,545	1,480,357	28,238	320,192

Net increase (decrease) in net assets resulting from operations	$29,545	$1,480,357	$28,238	$320,192

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	Franklin Income VIP Class 2 Division	Franklin Mutual Global Discovery VIP Class 2 Division	Franklin Mutual Shares Class 2 Division	Franklin Rising Dividends VIP Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$204,728	$2,905,633	$—	$4,948,239
Total assets	204,728	2,905,633	—	4,948,239
Total liabilities	—	—	—	—
Net assets	$204,728	$2,905,633	$—	$4,948,239

Net assets
Applicable to accumulation units	$204,728	$2,905,633	$—	$4,948,239
Total net assets	$204,728	$2,905,633	$—	$4,948,239

Investments in shares of mutual funds, at cost	$191,097	$2,691,175	$—	$3,778,565

Shares of mutual funds owned	12,215	148,171	—	139,702

Accumulation units outstanding	5,154	65,640	—	84,244

Statements of Operations
Year ended December 31, 2021
	Franklin Income VIP Class 2 Division	Franklin Mutual Global Discovery VIP Class 2 Division	Franklin Mutual Shares Class 2 Division	Franklin Rising Dividends VIP Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$5,150	$73,782	$—	$35,682

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	5,150	73,782	—	35,682

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	3,316	(158)	157	79,333
Capital gains distributions	—	—	—	134,388
Total realized gains (losses) on investments	3,316	(158)	157	213,721

Change in net unrealized appreciation (depreciation)
of investments	8,105	369,602	(106)	745,876

Net gains (losses) on investments	16,571	443,226	51	995,279

Net increase (decrease) in net assets resulting from operations	$16,571	$443,226	$51	$995,279

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	Franklin Small Cap Value VIP Class 2 Division	Franklin Strategic Income VIP Class 2 Division	Franklin US Government Fund Class 2 Division (1)	Government & High Quality Bond Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$1,750,823	$169,311	$95	$2,572,589
Total assets	1,750,823	169,311	95	2,572,589
Total liabilities	—	—	—	—
Net assets	$1,750,823	$169,311	$95	$2,572,589

Net assets
Applicable to accumulation units	$1,750,823	$169,311	$95	$2,572,589
Total net assets	$1,750,823	$169,311	$95	$2,572,589

Investments in shares of mutual funds, at cost	$1,537,892	$171,247	$96	$2,645,544

Shares of mutual funds owned	99,819	16,550	8	271,370

Accumulation units outstanding	32,051	9,266	8	172,578

Statements of Operations
Year ended December 31, 2021
	Franklin Small Cap Value VIP Class 2 Division	Franklin Strategic Income VIP Class 2 Division	Franklin US Government Fund Class 2 Division (1)	Government & High Quality Bond Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$15,795	$6,343	$—	$51,334

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	15,795	6,343	—	51,334

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	17,283	(46)	—	(11,021)
Capital gains distributions	41,823	—	—	—
Total realized gains (losses) on investments	59,106	(46)	—	(11,021)

Change in net unrealized appreciation (depreciation)
of investments	228,332	(2,500)	(1)	(72,040)

Net gains (losses) on investments	303,233	3,797	(1)	(31,727)

Net increase (decrease) in net assets resulting from operations	$303,233	$3,797	$(1)	$(31,727)

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	International Emerging Markets Class 1 Division	Invesco American Franchise Series II Division	Invesco American Value Series I Division	Invesco Core Equity Series II Division

Assets
Investments in shares of mutual funds, at fair value	$4,900,861	$477,701	$188,806	$400,813
Total assets	4,900,861	477,701	188,806	400,813
Total liabilities	—	—	—	—
Net assets	$4,900,861	$477,701	$188,806	$400,813

Net assets
Applicable to accumulation units	$4,900,861	$477,701	$188,806	$400,813
Total net assets	$4,900,861	$477,701	$188,806	$400,813

Investments in shares of mutual funds, at cost	$4,431,474	$433,300	$145,077	$354,138

Shares of mutual funds owned	249,154	5,753	9,379	10,668

Accumulation units outstanding	96,178	11,495	12,083	7,156

Statements of Operations
Year ended December 31, 2021
	International Emerging Markets Class 1 Division	Invesco American Franchise Series II Division	Invesco American Value Series I Division	Invesco Core Equity Series II Division

Net investment income (loss)
Investment income:
Dividends	$21,143	$—	$770	$1,642

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	21,143	—	770	1,642

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	95,201	24,037	5,855	657
Capital gains distributions	71,731	64,288	—	8,365
Total realized gains (losses) on investments	166,932	88,325	5,855	9,022

Change in net unrealized appreciation (depreciation)
of investments	(213,771)	(43,886)	32,246	69,785

Net gains (losses) on investments	(25,696)	44,439	38,871	80,449

Net increase (decrease) in net assets resulting from operations	$(25,696)	$44,439	$38,871	$80,449

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	Invesco Discovery Mid Cap Growth Series I Division (1)	Invesco Global Real Estate Series I Division	Invesco Health Care Series I Division	Invesco International Growth Series I Division

Assets
Investments in shares of mutual funds, at fair value	$1,023,600	$133,407	$5,334,445	$87,601
Total assets	1,023,600	133,407	5,334,445	87,601
Total liabilities	—	—	—	—
Net assets	$1,023,600	$133,407	$5,334,445	$87,601

Net assets
Applicable to accumulation units	$1,023,600	$133,407	$5,334,445	$87,601
Total net assets	$1,023,600	$133,407	$5,334,445	$87,601

Investments in shares of mutual funds, at cost	$1,072,736	$124,048	$4,580,512	$87,629

Shares of mutual funds owned	8,930	7,416	157,544	2,115

Accumulation units outstanding	57,308	8,880	109,847	2,092

Statements of Operations
Year ended December 31, 2021
	Invesco Discovery Mid Cap Growth Series I Division (1)	Invesco Global Real Estate Series I Division	Invesco Health Care Series I Division	Invesco International Growth Series I Division

Net investment income (loss)
Investment income:
Dividends	$—	$2,788	$10,142	$771

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	2,788	10,142	771

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	7,946	4,381	28,305	3,198
Capital gains distributions	100,082	—	527,512	4,074
Total realized gains (losses) on investments	108,028	4,381	555,817	7,272

Change in net unrealized appreciation (depreciation)
of investments	(51,805)	14,818	(10,979)	(3,830)

Net gains (losses) on investments	56,223	21,987	554,980	4,213

Net increase (decrease) in net assets resulting from operations	$56,223	$21,987	$554,980	$4,213

(1) Represented the operations of Invesco Oppenheimer VI Discovery Mid Cap Growth Division until June 7, 2021.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	Invesco Main Street Mid Cap Series II Division (1)	Invesco Main Street Small Cap Series II Division (2)	Invesco Small Cap Equity Series I Division (3)	Janus Henderson Balanced Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$1,036,574	$1,409,479	$58,062	$1,882,434
Total assets	1,036,574	1,409,479	58,062	1,882,434
Total liabilities	—	—	—	—
Net assets	$1,036,574	$1,409,479	$58,062	$1,882,434

Net assets
Applicable to accumulation units	$1,036,574	$1,409,479	$58,062	$1,882,434
Total net assets	$1,036,574	$1,409,479	$58,062	$1,882,434

Investments in shares of mutual funds, at cost	$958,398	$1,166,773	$55,357	$1,735,358

Shares of mutual funds owned	82,596	45,718	2,472	35,424

Accumulation units outstanding	31,444	31,931	1,667	36,578

Statements of Operations
Year ended December 31, 2021
	Invesco Main Street Mid Cap Series II Division (1)	Invesco Main Street Small Cap Series II Division (2)	Invesco Small Cap Equity Series I Division (3)	Janus Henderson Balanced Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$2,420	$2,389	$9	$12,199

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	2,420	2,389	9	12,199

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,625	36,833	8	71,096
Capital gains distributions	—	83,531	294	6,874
Total realized gains (losses) on investments	1,625	120,364	302	77,970

Change in net unrealized appreciation (depreciation)
of investments	164,308	93,794	2,705	95,579

Net gains (losses) on investments	168,353	216,547	3,016	185,748

Net increase (decrease) in net assets resulting from operations	$168,353	$216,547	$3,016	$185,748

(1) Represented the operations of Invesco Mid Cap Core Equity Series II Division until June 7, 2021.
(2) Represented the operations of Invesco Oppenheimer Main Street Small Cap Series II Division until June 7, 2021. (3) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	Janus Henderson Enterprise Service Shares Division	Janus Henderson Flexible Bond Service Shares Division	Janus Henderson Forty Service Shares Division	Janus Henderson Global Research Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$7,178,306	$898,735	$6,776,725	$84,850
Total assets	7,178,306	898,735	6,776,725	84,850
Total liabilities	—	—	—	—
Net assets	$7,178,306	$898,735	$6,776,725	$84,850

Net assets
Applicable to accumulation units	$7,178,306	$898,735	$6,776,725	$84,850
Total net assets	$7,178,306	$898,735	$6,776,725	$84,850

Investments in shares of mutual funds, at cost	$6,729,588	$910,271	$5,168,947	$82,120

Shares of mutual funds owned	77,612	67,727	119,646	1,224

Accumulation units outstanding	109,965	34,528	129,407	2,352

Statements of Operations
Year ended December 31, 2021
	Janus Henderson Enterprise Service Shares Division	Janus Henderson Flexible Bond Service Shares Division	Janus Henderson Forty Service Shares Division	Janus Henderson Global Research Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$7,192	$16,282	$31,596	$230

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	7,192	16,282	31,596	230

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	186,213	(10,175)	252,297	916
Capital gains distributions	271,303	11,481	713,618	2,374
Total realized gains (losses) on investments	457,516	1,306	965,915	3,290

Change in net unrealized appreciation (depreciation)
of investments	122,613	(13,289)	196,922	2,315

Net gains (losses) on investments	587,321	4,299	1,194,433	5,835

Net increase (decrease) in net assets resulting from operations	$587,321	$4,299	$1,194,433	$5,835

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	Janus Henderson Global Technology and Innovation Service Shares Division	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division	Lord Abbett Series Fund Developing Growth Class VC Division

Assets
Investments in shares of mutual funds, at fair value	$3,036,459	$22,769,164	$43,864,684	$1,987,690
Total assets	3,036,459	22,769,164	43,864,684	1,987,690
Total liabilities	—	—	—	—
Net assets	$3,036,459	$22,769,164	$43,864,684	$1,987,690

Net assets
Applicable to accumulation units	$3,036,459	$22,769,164	$43,864,684	$1,987,690
Total net assets	$3,036,459	$22,769,164	$43,864,684	$1,987,690

Investments in shares of mutual funds, at cost	$2,890,511	$19,534,154	$36,645,370	$2,402,149

Shares of mutual funds owned	145,216	433,864	1,718,162	57,448

Accumulation units outstanding	146,120	189,431	861,179	59,352

Statements of Operations
Year ended December 31, 2021
	Janus Henderson Global Technology and Innovation Service Shares Division	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division	Lord Abbett Series Fund Developing Growth Class VC Division

Net investment income (loss)
Investment income:
Dividends	$14,106	$—	$457,760	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	14,106	—	457,760	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	85,321	805,273	583,093	98,243
Capital gains distributions	263,258	2,298,654	2,747,733	475,510
Total realized gains (losses) on investments	348,579	3,103,927	3,330,826	573,753

Change in net unrealized appreciation (depreciation)
of investments	(62,304)	392,855	3,892,074	(662,241)

Net gains (losses) on investments	300,381	3,496,782	7,680,660	(88,488)

Net increase (decrease) in net assets resulting from operations	$300,381	$3,496,782	$7,680,660	$(88,488)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	MFS Blended Research Small Cap Equity Service Class Division	MFS Global Equity Service Class Division	MFS Growth Service Class Division	MFS Inflation-Adjusted Bond Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$783,743	$373,318	$2,580,055	$63,150
Total assets	783,743	373,318	2,580,055	63,150
Total liabilities	—	—	—	—
Net assets	$783,743	$373,318	$2,580,055	$63,150

Net assets
Applicable to accumulation units	$783,743	$373,318	$2,580,055	$63,150
Total net assets	$783,743	$373,318	$2,580,055	$63,150

Investments in shares of mutual funds, at cost	$677,653	$339,153	$2,523,253	$62,859

Shares of mutual funds owned	58,184	14,013	34,520	5,361

Accumulation units outstanding	36,452	8,821	29,575	5,130

Statements of Operations
Year ended December 31, 2021
	MFS Blended Research Small Cap Equity Service Class Division	MFS Global Equity Service Class Division	MFS Growth Service Class Division	MFS Inflation-Adjusted Bond Service Class Division

Net investment income (loss)
Investment income:
Dividends	$4,149	$1,337	$—	$427

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	4,149	1,337	—	427

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	49,599	2,162	12,733	523
Capital gains distributions	—	18,537	98,128	884
Total realized gains (losses) on investments	49,599	20,699	110,861	1,407

Change in net unrealized appreciation (depreciation)
of investments	70,984	9,012	42,376	(982)

Net gains (losses) on investments	124,732	31,048	153,237	852

Net increase (decrease) in net assets resulting from operations	$124,732	$31,048	$153,237	$852

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	MFS International Intrinsic Value Service Class Division	MFS Mid Cap Value Portfolio Service Class Division	MFS New Discovery Service Class Division	MFS New Discovery Value Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$1,460,997	$2,262,878	$1,783,933	$847,185
Total assets	1,460,997	2,262,878	1,783,933	847,185
Total liabilities	—	—	—	—
Net assets	$1,460,997	$2,262,878	$1,783,933	$847,185

Net assets
Applicable to accumulation units	$1,460,997	$2,262,878	$1,783,933	$847,185
Total net assets	$1,460,997	$2,262,878	$1,783,933	$847,185

Investments in shares of mutual funds, at cost	$1,396,252	$1,864,066	$1,815,035	$719,292

Shares of mutual funds owned	39,529	206,656	89,916	75,172

Accumulation units outstanding	62,545	119,367	26,160	37,013

Statements of Operations
Year ended December 31, 2021
	MFS International Intrinsic Value Service Class Division	MFS Mid Cap Value Portfolio Service Class Division	MFS New Discovery Service Class Division	MFS New Discovery Value Service Class Division

Net investment income (loss)
Investment income:
Dividends	$1,459	$13,664	$—	$4,136

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	1,459	13,664	—	4,136

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	71,018	49,436	55,700	64,376
Capital gains distributions	28,296	13,126	318,925	14,962
Total realized gains (losses) on investments	99,314	62,562	374,625	79,338

Change in net unrealized appreciation (depreciation)
of investments	1,679	320,269	(358,544)	91,853

Net gains (losses) on investments	102,452	396,495	16,081	175,327

Net increase (decrease) in net assets resulting from operations	$102,452	$396,495	$16,081	$175,327

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	MFS Research International Portfolio Service Class Division	MFS Total Return Service Class Division	MFS Utilities Service Class Division	MFS Value Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$467,648	$37,865	$3,923,965	$1,169,057
Total assets	467,648	37,865	3,923,965	1,169,057
Total liabilities	—	—	—	—
Net assets	$467,648	$37,865	$3,923,965	$1,169,057

Net assets
Applicable to accumulation units	$467,648	$37,865	$3,923,965	$1,169,057
Total net assets	$467,648	$37,865	$3,923,965	$1,169,057

Investments in shares of mutual funds, at cost	$425,956	$36,194	$3,260,575	$1,077,906

Shares of mutual funds owned	24,822	1,393	104,416	48,388

Accumulation units outstanding	29,337	1,455	153,346	22,808

Statements of Operations
Year ended December 31, 2021
	MFS Research International Portfolio Service Class Division	MFS Total Return Service Class Division	MFS Utilities Service Class Division	MFS Value Service Class Division

Net investment income (loss)
Investment income:
Dividends	$2,593	$452	$53,110	$5,867

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	2,593	452	53,110	5,867

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	9,175	643	45,530	13,992
Capital gains distributions	18,653	1,372	119,708	11,531
Total realized gains (losses) on investments	27,828	2,015	165,238	25,523

Change in net unrealized appreciation (depreciation)
of investments	5,677	358	238,895	66,915

Net gains (losses) on investments	36,098	2,825	457,243	98,305

Net increase (decrease) in net assets resulting from operations	$36,098	$2,825	$457,243	$98,305

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	MidCap Class 1 Division	Neuberger Berman AMT MidCap Growth Portfolio S Class Division (1)	Neuberger Berman AMT Sustainable Equity I Class Division	PIMCO All Asset Administrative Class Division (1)

Assets
Investments in shares of mutual funds, at fair value	$9,889,802	$18,291	$569,494	$21,925
Total assets	9,889,802	18,291	569,494	21,925
Total liabilities	—	—	—	—
Net assets	$9,889,802	$18,291	$569,494	$21,925

Net assets
Applicable to accumulation units	$9,889,802	$18,291	$569,494	$21,925
Total net assets	$9,889,802	$18,291	$569,494	$21,925

Investments in shares of mutual funds, at cost	$7,816,668	$18,876	$421,218	$21,944

Shares of mutual funds owned	132,287	508	15,379	1,905

Accumulation units outstanding	54,349	752	35,238	1,265

Statements of Operations
Year ended December 31, 2021
	MidCap Class 1 Division	Neuberger Berman AMT MidCap Growth Portfolio S Class Division (1)	Neuberger Berman AMT Sustainable Equity I Class Division	PIMCO All Asset Administrative Class Division (1)

Net investment income (loss)
Investment income:
Dividends	$11,599	$—	$1,992	$132

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	11,599	—	1,992	132

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	84,749	225	5,495	(3)
Capital gains distributions	584,795	1,051	10,184	—
Total realized gains (losses) on investments	669,544	1,276	15,679	(3)

Change in net unrealized appreciation (depreciation)
of investments	1,255,510	(585)	86,724	(19)

Net gains (losses) on investments	1,936,653	691	104,395	110

Net increase (decrease) in net assets resulting from operations	$1,936,653	$691	$104,395	$110

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	PIMCO Commodity Real Return Strategy Administrative Class Division	PIMCO Emerging Market Bond Administrative Class Division	PIMCO High Yield Administrative Class Division	PIMCO Long Term U.S. Government Administrative Class Division

Assets
Investments in shares of mutual funds, at fair value	$137,287	$33,894	$1,997,831	$197,297
Total assets	137,287	33,894	1,997,831	197,297
Total liabilities	—	—	—	—
Net assets	$137,287	$33,894	$1,997,831	$197,297

Net assets
Applicable to accumulation units	$137,287	$33,894	$1,997,831	$197,297
Total net assets	$137,287	$33,894	$1,997,831	$197,297

Investments in shares of mutual funds, at cost	$118,483	$34,607	$1,998,568	$212,202

Shares of mutual funds owned	17,737	2,707	251,616	17,553

Accumulation units outstanding	16,583	2,309	90,935	13,281

Statements of Operations
Year ended December 31, 2021
	PIMCO Commodity Real Return Strategy Administrative Class Division	PIMCO Emerging Market Bond Administrative Class Division	PIMCO High Yield Administrative Class Division	PIMCO Long Term U.S. Government Administrative Class Division

Net investment income (loss)
Investment income:
Dividends	$5,405	$1,093	$52,090	$1,596

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	5,405	1,093	52,090	1,596

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	6,804	551	12,586	(2,170)
Capital gains distributions	—	—	—	16,129
Total realized gains (losses) on investments	6,804	551	12,586	13,959

Change in net unrealized appreciation (depreciation)
of investments	10,305	(2,216)	(18,092)	(13,700)

Net gains (losses) on investments	22,514	(572)	46,584	1,855

Net increase (decrease) in net assets resulting from operations	$22,514	$(572)	$46,584	$1,855

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	PIMCO Low Duration Administrative Class Division	PIMCO Real Return Administrative Class Division	PIMCO Short-Term Administrative Class Division	PIMCO Total Return Administrative Class Division

Assets
Investments in shares of mutual funds, at fair value	$362,002	$830,509	$1,142,541	$665,760
Total assets	362,002	830,509	1,142,541	665,760
Total liabilities	—	—	—	—
Net assets	$362,002	$830,509	$1,142,541	$665,760

Net assets
Applicable to accumulation units	$362,002	$830,509	$1,142,541	$665,760
Total net assets	$362,002	$830,509	$1,142,541	$665,760

Investments in shares of mutual funds, at cost	$365,794	$824,089	$1,148,756	$688,224

Shares of mutual funds owned	35,386	59,364	110,926	61,874

Accumulation units outstanding	33,284	51,505	94,572	42,577

Statements of Operations
Year ended December 31, 2021
	PIMCO Low Duration Administrative Class Division	PIMCO Real Return Administrative Class Division	PIMCO Short-Term Administrative Class Division	PIMCO Total Return Administrative Class Division

Net investment income (loss)
Investment income:
Dividends	$1,325	$27,495	$6,509	$8,774

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	1,325	27,495	6,509	8,774

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,041)	8,249	(48)	(8,020)
Capital gains distributions	—	—	—	22,550
Total realized gains (losses) on investments	(1,041)	8,249	(48)	14,530

Change in net unrealized appreciation (depreciation)
of investments	(3,809)	(4,437)	(6,838)	(25,839)

Net gains (losses) on investments	(3,525)	31,307	(377)	(2,535)

Net increase (decrease) in net assets resulting from operations	$(3,525)	$31,307	$(377)	$(2,535)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	Principal Capital Appreciation Class 1 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$3,786,042	$1,332,680	$6,818,088	$21,797,062
Total assets	3,786,042	1,332,680	6,818,088	21,797,062
Total liabilities	—	—	—	—
Net assets	$3,786,042	$1,332,680	$6,818,088	$21,797,062

Net assets
Applicable to accumulation units	$3,786,042	$1,332,680	$6,818,088	$21,797,062
Total net assets	$3,786,042	$1,332,680	$6,818,088	$21,797,062

Investments in shares of mutual funds, at cost	$2,769,773	$1,356,398	$6,768,645	$19,920,519

Shares of mutual funds owned	90,424	99,380	448,854	1,397,248

Accumulation units outstanding	150,020	50,892	214,603	621,265

Statements of Operations
Year ended December 31, 2021
	Principal Capital Appreciation Class 1 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$27,507	$19,330	$67,573	$247,157

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	27,507	19,330	67,573	247,157

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	62,591	15,098	109,374	355,125
Capital gains distributions	124,296	61,100	233,238	640,656
Total realized gains (losses) on investments	186,887	76,198	342,612	995,781

Change in net unrealized appreciation (depreciation)
of investments	532,880	(44,137)	(102,853)	610,243

Net gains (losses) on investments	747,274	51,391	307,332	1,853,181

Net increase (decrease) in net assets resulting from operations	$747,274	$51,391	$307,332	$1,853,181

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2060 Class 1 Division	Principal LifeTime Strategic Income Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$13,883,358	$6,263,234	$4,760,326	$1,199,503
Total assets	13,883,358	6,263,234	4,760,326	1,199,503
Total liabilities	—	—	—	—
Net assets	$13,883,358	$6,263,234	$4,760,326	$1,199,503

Net assets
Applicable to accumulation units	$13,883,358	$6,263,234	$4,760,326	$1,199,503
Total net assets	$13,883,358	$6,263,234	$4,760,326	$1,199,503

Investments in shares of mutual funds, at cost	$12,073,349	$5,360,606	$3,863,013	$1,210,686

Shares of mutual funds owned	696,257	319,553	253,074	95,048

Accumulation units outstanding	356,600	153,979	198,757	52,854

Statements of Operations
Year ended December 31, 2021
	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2060 Class 1 Division	Principal LifeTime Strategic Income Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$155,744	$59,535	$41,606	$18,621

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	155,744	59,535	41,606	18,621

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	359,831	191,050	48,897	5,330
Capital gains distributions	394,524	166,447	100,351	41,297
Total realized gains (losses) on investments	754,355	357,497	149,248	46,627

Change in net unrealized appreciation (depreciation)
of investments	579,107	334,800	427,852	(33,148)

Net gains (losses) on investments	1,489,206	751,832	618,706	32,100

Net increase (decrease) in net assets resulting from operations	$1,489,206	$751,832	$618,706	$32,100

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	Putnam VT Growth Opportunities Class IB Division	Putnam VT International Value Fund Class IB Division (1)	Real Estate Securities Class 1 Division	Rydex Basic Materials Division

Assets
Investments in shares of mutual funds, at fair value	$2,112,153	$13,147	$11,476,444	$93,842
Total assets	2,112,153	13,147	11,476,444	93,842
Total liabilities	—	—	—	—
Net assets	$2,112,153	$13,147	$11,476,444	$93,842

Net assets
Applicable to accumulation units	$2,112,153	$13,147	$11,476,444	$93,842
Total net assets	$2,112,153	$13,147	$11,476,444	$93,842

Investments in shares of mutual funds, at cost	$1,731,942	$13,378	$9,647,625	$87,831

Shares of mutual funds owned	131,845	1,156	462,387	886

Accumulation units outstanding	67,390	981	87,195	6,434

Statements of Operations
Year ended December 31, 2021
	Putnam VT Growth Opportunities Class IB Division	Putnam VT International Value Fund Class IB Division (1)	Real Estate Securities Class 1 Division	Rydex Basic Materials Division

Net investment income (loss)
Investment income:
Dividends	$—	$23	$135,444	$433

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	23	135,444	433

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	103,166	(26)	14,085	2,432
Capital gains distributions	138,989	15	613,232	1,918
Total realized gains (losses) on investments	242,155	(11)	627,317	4,350

Change in net unrealized appreciation (depreciation)
of investments	89,681	(231)	2,203,763	2,050

Net gains (losses) on investments	331,836	(219)	2,966,524	6,833

Net increase (decrease) in net assets resulting from operations	$331,836	$(219)	$2,966,524	$6,833

(1) Commenced operations June 8, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	Rydex Utilities Division	SAM Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$3,765	$31,716,638	$7,436,730	$37,188,952
Total assets	3,765	31,716,638	7,436,730	37,188,952
Total liabilities	—	—	—	—
Net assets	$3,765	$31,716,638	$7,436,730	$37,188,952

Net assets
Applicable to accumulation units	$3,765	$31,716,638	$7,436,730	$37,188,952
Total net assets	$3,765	$31,716,638	$7,436,730	$37,188,952

Investments in shares of mutual funds, at cost	$3,384	$27,311,078	$6,667,039	$28,944,556

Shares of mutual funds owned	108	1,751,333	546,417	1,498,346

Accumulation units outstanding	267	1,165,100	307,319	1,257,515

Statements of Operations
Year ended December 31, 2021
	Rydex Utilities Division	SAM Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$48	$469,709	$128,202	$421,497

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	48	469,709	128,202	421,497

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	68	104,093	91,238	577,665
Capital gains distributions	—	633,290	90,348	695,420
Total realized gains (losses) on investments	68	737,383	181,586	1,273,085

Change in net unrealized appreciation (depreciation)
of investments	396	2,435,982	308,294	3,812,300

Net gains (losses) on investments	512	3,643,074	618,082	5,506,882

Net increase (decrease) in net assets resulting from operations	$512	$3,643,074	$618,082	$5,506,882

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	SAM Flexible Income Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 1 Division	Short-Term Income Class 1 Division	SmallCap Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$6,435,614	$65,592,718	$7,977,411	$5,963,242
Total assets	6,435,614	65,592,718	7,977,411	5,963,242
Total liabilities	—	—	—	—
Net assets	$6,435,614	$65,592,718	$7,977,411	$5,963,242

Net assets
Applicable to accumulation units	$6,435,614	$65,592,718	$7,977,411	$5,963,242
Total net assets	$6,435,614	$65,592,718	$7,977,411	$5,963,242

Investments in shares of mutual funds, at cost	$6,194,159	$49,800,467	$8,131,980	$4,901,290

Shares of mutual funds owned	488,657	2,335,091	3,153,127	297,419

Accumulation units outstanding	286,652	2,106,065	556,303	105,796

Statements of Operations
Year ended December 31, 2021
	SAM Flexible Income Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 1 Division	Short-Term Income Class 1 Division	SmallCap Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$124,822	$566,191	$100,855	$16,797

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	124,822	566,191	100,855	16,797

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	40,142	599,333	(16,314)	96,270
Capital gains distributions	81,295	1,280,188	30,080	165,278
Total realized gains (losses) on investments	121,437	1,879,521	13,766	261,548

Change in net unrealized appreciation (depreciation)
of investments	109,958	7,770,168	(161,124)	544,508

Net gains (losses) on investments	356,217	10,215,880	(46,503)	822,853

Net increase (decrease) in net assets resulting from operations	$356,217	$10,215,880	$(46,503)	$822,853

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	T. Rowe Price Health Sciences Portfolio II Division	Templeton Developing Markets VIP Class 2 Division	Templeton Foreign VIP Class 2 Division	Templeton Global Bond VIP Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$223,365	$241,762	$43,173	$1,978,704
Total assets	223,365	241,762	43,173	1,978,704
Total liabilities	—	—	—	—
Net assets	$223,365	$241,762	$43,173	$1,978,704

Net assets
Applicable to accumulation units	$223,365	$241,762	$43,173	$1,978,704
Total net assets	$223,365	$241,762	$43,173	$1,978,704

Investments in shares of mutual funds, at cost	$222,790	$255,298	$45,112	$2,289,799

Shares of mutual funds owned	3,650	22,658	3,177	150,701

Accumulation units outstanding	10,484	10,561	3,402	131,787

Statements of Operations
Year ended December 31, 2021
	T. Rowe Price Health Sciences Portfolio II Division	Templeton Developing Markets VIP Class 2 Division	Templeton Foreign VIP Class 2 Division	Templeton Global Bond VIP Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$—	$856	$636	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	856	636	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	6,100	1,109	1,611	(54,303)
Capital gains distributions	16,255	1,962	—	—
Total realized gains (losses) on investments	22,355	3,071	1,611	(54,303)

Change in net unrealized appreciation (depreciation)
of investments	(1,230)	(21,802)	(3,458)	(47,064)

Net gains (losses) on investments	21,125	(17,875)	(1,211)	(101,367)

Net increase (decrease) in net assets resulting from operations	$21,125	$(17,875)	$(1,211)	$(101,367)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	TOPS Managed Risk Balanced ETF Class 2 Division	TOPS Managed Risk Growth ETF Class 2 Division	TOPS Managed Risk Moderate Growth ETF Class 2 Division	VanEck Global Resources Class S Division (1)

Assets
Investments in shares of mutual funds, at fair value	$590,503	$2,655,749	$1,676,035	$1,415,665
Total assets	590,503	2,655,749	1,676,035	1,415,665
Total liabilities	—	—	—	—
Net assets	$590,503	$2,655,749	$1,676,035	$1,415,665

Net assets
Applicable to accumulation units	$590,503	$2,655,749	$1,676,035	$1,415,665
Total net assets	$590,503	$2,655,749	$1,676,035	$1,415,665

Investments in shares of mutual funds, at cost	$543,006	$2,317,385	$1,484,593	$1,108,314

Shares of mutual funds owned	46,606	202,729	124,612	55,538

Accumulation units outstanding	35,599	145,819	93,049	177,888

Statements of Operations
Year ended December 31, 2021
	TOPS Managed Risk Balanced ETF Class 2 Division	TOPS Managed Risk Growth ETF Class 2 Division	TOPS Managed Risk Moderate Growth ETF Class 2 Division	VanEck Global Resources Class S Division (1)

Net investment income (loss)
Investment income:
Dividends	$6,254	$27,417	$18,226	$4,383

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	6,254	27,417	18,226	4,383

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	9,915	28,421	19,993	20,805
Capital gains distributions	—	—	—	—
Total realized gains (losses) on investments	9,915	28,421	19,993	20,805

Change in net unrealized appreciation (depreciation)
of investments	29,478	230,995	124,929	169,334

Net gains (losses) on investments	45,647	286,833	163,148	194,522

Net increase (decrease) in net assets resulting from operations	$45,647	$286,833	$163,148	$194,522

(1) Represented the operations of VanEck Global Hard Assets Class S Division until June 7, 2021.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
	VanEck Global Resources Initial Class Division (1)	Vanguard VIF Balanced Division	Vanguard VIF Global Bond Index Portfolio Division (2)	Vanguard VIF Mid-Cap Index Division

Assets
Investments in shares of mutual funds, at fair value	$9,530	$453,337	$204,869	$7,012,852
Total assets	9,530	453,337	204,869	7,012,852
Total liabilities	—	—	—	—
Net assets	$9,530	$453,337	$204,869	$7,012,852

Net assets
Applicable to accumulation units	$9,530	$453,337	$204,869	$7,012,852
Total net assets	$9,530	$453,337	$204,869	$7,012,852

Investments in shares of mutual funds, at cost	$8,776	$423,326	$204,999	$6,421,415

Shares of mutual funds owned	358	15,957	9,618	237,885

Accumulation units outstanding	1,005	8,649	20,340	98,573

Statements of Operations
Year ended December 31, 2021
	VanEck Global Resources Initial Class Division (1)	Vanguard VIF Balanced Division	Vanguard VIF Global Bond Index Portfolio Division (2)	Vanguard VIF Mid-Cap Index Division

Net investment income (loss)
Investment income:
Dividends	$8	$4,033	$519	$35,065

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	8	4,033	519	35,065

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	66	4,953	(1,047)	222,014
Capital gains distributions	—	11,191	387	209,267
Total realized gains (losses) on investments	66	16,144	(660)	431,281

Change in net unrealized appreciation (depreciation)
of investments	612	26,705	(130)	366,086

Net gains (losses) on investments	686	46,882	(271)	832,432

Net increase (decrease) in net assets resulting from operations	$686	$46,882	$(271)	$832,432

(1) Represented the operations of VanEck Global Hard Assets Initial Class Division until June 7, 2021. (2) Commenced operations June 8, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2021
Wanger International Division

Assets
Investments in shares of mutual funds, at fair value	$1,268,833
Total assets	1,268,833
Total liabilities	—
Net assets	$1,268,833

Net assets
Applicable to accumulation units	$1,268,833
Total net assets	$1,268,833

Investments in shares of mutual funds, at cost	$997,823

Shares of mutual funds owned	38,897

Accumulation units outstanding	73,276

Statements of Operations
Year ended December 31, 2021
Wanger International Division

Net investment income (loss)
Investment income:
Dividends	$5,905

Expenses:
Mortality and expense risks	—
Net investment income (loss)	5,905

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	11,549
Capital gains distributions	16,108
Total realized gains (losses) on investments	27,657

Change in net unrealized appreciation (depreciation)
of investments	146,388

Net gains (losses) on investments	179,950

Net increase (decrease) in net assets resulting from operations	$179,950

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	AllianceBernstein Global Thematic Growth Class A Division (1)	AllianceBernstein International Growth Class A Division (1)	AllianceBernstein International Value Class A Division	AllianceBernstein Small Cap Growth Class A Division

Net assets as of January 1, 2020	$—	$—	$1,101,910	$220,932
Increase (decrease) in net assets
Operations:
Net investment income (loss)	70	—	21,417	—
Total realized gains (losses) on investments	1,427	—	(18,476)	23,126
Change in net unrealized appreciation (depreciation)
of investments	4,024	—	54,689	110,540
Net gains (losses) on investments	5,521	—	57,630	133,666
Net increase (decrease) in net assets resulting from operations	5,521	—	57,630	133,666
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	27,859	—	352,517	64,592
Contract terminations and surrenders	(20)	—	(11,787)	(1,138)
Death benefit payments	—	—	—	—
Policy loan transfers	(95)	—	(797)	(41)
Transfers to other contracts	(2,940)	—	(215,432)	(15,792)
Cost of insurance and administration charges	(413)	—	(50,982)	(8,062)
Mortality and expenses charges	(23)	—	(822)	(129)
Surrender charges (refunds)	8	—	(3,343)	(323)
Increase (decrease) in net assets from policy related transactions	24,376	—	69,354	39,107
Total increase (decrease)	29,897	—	126,984	172,773
Net assets as of December 31, 2020	29,897	—	1,228,894	393,705

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	29,846	—
Total realized gains (losses) on investments	17,591	(10)	30,667	99,967
Change in net unrealized appreciation (depreciation)
of investments	1,299	(18)	73,963	(62,920)
Net gains (losses) on investments	18,890	(28)	134,476	37,047
Net increase (decrease) in net assets resulting from operations	18,890	(28)	134,476	37,047
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	160,559	8,429	282,686	47,111
Contract terminations and surrenders	—	—	(24,738)	(31,863)
Death benefit payments	—	—	—	—
Policy loan transfers	—	—	1,340	—
Transfers to other contracts	(28,216)	(1,507)	(109,775)	(13,398)
Cost of insurance and administration charges	(3,889)	(56)	(51,846)	(9,195)
Mortality and expenses charges	(338)	(7)	(1,137)	(195)
Surrender charges (refunds)	—	—	(5,235)	(6,743)
Increase (decrease) in net assets from policy related transactions	128,116	6,859	91,295	(14,283)
Total increase (decrease)	147,006	6,831	225,771	22,764
Net assets as of December 31, 2021	$176,903	$6,831	$1,454,665	$416,469

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	AllianceBernstein Small/Mid Cap Value Class A Division	American Century VP Capital Appreciation Class II Division	American Century VP Disciplined Core Value Class II Division (1)	American Century VP Inflation Protection Class II Division

Net assets as of January 1, 2020	$1,788,366	$503,555	$1,125,613	$593,861
Increase (decrease) in net assets
Operations:
Net investment income (loss)	18,153	—	21,886	9,026
Total realized gains (losses) on investments	38,719	68,264	54,156	949
Change in net unrealized appreciation (depreciation)
of investments	104,400	190,385	86,928	48,376
Net gains (losses) on investments	161,272	258,649	162,970	58,351
Net increase (decrease) in net assets resulting from operations	161,272	258,649	162,970	58,351
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	884,604	208,271	392,777	167,026
Contract terminations and surrenders	(42,051)	(1,223)	(10,756)	(5,384)
Death benefit payments	—	—	—	—
Policy loan transfers	(13,372)	111	(17,526)	(306)
Transfers to other contracts	(315,068)	(37,025)	(58,877)	(41,662)
Cost of insurance and administration charges	(111,040)	(40,090)	(84,876)	(42,270)
Mortality and expenses charges	(1,829)	(581)	(1,456)	(671)
Surrender charges (refunds)	(11,925)	(347)	(3,050)	(1,527)
Increase (decrease) in net assets from policy related transactions	389,319	129,116	216,236	75,206
Total increase (decrease)	550,591	387,765	379,206	133,557
Net assets as of December 31, 2020	2,338,957	891,320	1,504,819	727,418

Increase (decrease) in net assets
Operations:
Net investment income (loss)	26,627	—	15,537	28,035
Total realized gains (losses) on investments	127,014	127,173	283,459	8,685
Change in net unrealized appreciation (depreciation)
of investments	733,429	(22,116)	64,685	16,941
Net gains (losses) on investments	887,070	105,057	363,681	53,661
Net increase (decrease) in net assets resulting from operations	887,070	105,057	363,681	53,661
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,567,722	528,015	546,321	381,519
Contract terminations and surrenders	(54,985)	(32,347)	(4,857)	(23,717)
Death benefit payments	—	—	—	(256)
Policy loan transfers	5,963	(6,740)	(30,632)	(187)
Transfers to other contracts	(800,557)	(140,842)	(149,094)	(112,466)
Cost of insurance and administration charges	(141,420)	(51,286)	(93,000)	(46,415)
Mortality and expenses charges	(4,682)	(1,228)	(2,423)	(903)
Surrender charges (refunds)	(11,498)	(6,876)	(1,028)	(5,019)
Increase (decrease) in net assets from policy related transactions	560,543	288,696	265,287	192,556
Total increase (decrease)	1,447,613	393,753	628,968	246,217
Net assets as of December 31, 2021	$3,786,570	$1,285,073	$2,133,787	$973,635

(1) Represented the operations on American Century VP Income & Growth Class II Division until June 7, 2021.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020
	American Century VP International Class II Division (1)	American Century VP Mid Cap Value Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Capital World Bond Fund Class 2 Division (1)

Net assets as of January 1, 2020	$—	$2,237,321	$1,213,049	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	39,503	25,200	1,057
Total realized gains (losses) on investments	—	(5,601)	33,625	749
Change in net unrealized appreciation (depreciation)
of investments	4	81,627	(13,059)	3,644
Net gains (losses) on investments	4	115,529	45,766	5,450
Net increase (decrease) in net assets resulting from operations	4	115,529	45,766	5,450
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	157	1,052,004	344,481	120,818
Contract terminations and surrenders	—	(38,873)	(27,672)	(402)
Death benefit payments	—	—	—	—
Policy loan transfers	—	(19,469)	(2,885)	(2,052)
Transfers to other contracts	(6)	(251,152)	(56,111)	(12,367)
Cost of insurance and administration charges	(5)	(135,673)	(80,817)	(2,362)
Mortality and expenses charges	(1)	(2,512)	(1,285)	(137)
Surrender charges (refunds)	—	(10,991)	(7,847)	169
Increase (decrease) in net assets from policy related transactions	145	593,334	167,864	103,667
Total increase (decrease)	149	708,863	213,630	109,117
Net assets as of December 31, 2020	149	2,946,184	1,426,679	109,117

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	40,950	27,891	3,071
Total realized gains (losses) on investments	33	167,857	30,667	3,641
Change in net unrealized appreciation (depreciation)
of investments	(552)	508,822	294,229	(13,250)
Net gains (losses) on investments	(519)	717,629	352,787	(6,538)
Net increase (decrease) in net assets resulting from operations	(519)	717,629	352,787	(6,538)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	18,352	1,617,713	354,405	177,815
Contract terminations and surrenders	—	(52,389)	(43,025)	(766)
Death benefit payments	—	—	—	—
Policy loan transfers	—	(62,077)	(1,336)	—
Transfers to other contracts	(3,047)	(583,804)	(50,902)	(52,532)
Cost of insurance and administration charges	(295)	(156,200)	(84,248)	(6,165)
Mortality and expenses charges	(23)	(5,233)	(1,682)	(537)
Surrender charges (refunds)	—	(10,734)	(9,105)	42
Increase (decrease) in net assets from policy related transactions	14,987	747,276	164,107	117,857
Total increase (decrease)	14,468	1,464,905	516,894	111,319
Net assets as of December 31, 2021	$14,617	$4,411,089	$1,943,573	$220,436

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	American Funds Insurance Series Global Balanced Class 2 Division	American Funds Insurance Series Growth Fund Class 2 Division	American Funds Insurance Series International Fund Class 2 Division	American Funds Insurance Series New World Fund Class 2 Division

Net assets as of January 1, 2020	$130,336	$3,567,207	$1,612,613	$1,335,737
Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,182	15,607	12,452	1,101
Total realized gains (losses) on investments	8,155	232,054	20,095	47,611
Change in net unrealized appreciation (depreciation)
of investments	9,758	2,002,514	289,721	425,475
Net gains (losses) on investments	20,095	2,250,175	322,268	474,187
Net increase (decrease) in net assets resulting from operations	20,095	2,250,175	322,268	474,187
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	92,121	2,209,997	803,263	1,482,902
Contract terminations and surrenders	(3,538)	(191,712)	(22,564)	(21,323)
Death benefit payments	—	—	—	—
Policy loan transfers	1,998	(81,645)	(11,406)	(12,341)
Transfers to other contracts	(16,315)	(403,317)	(218,105)	(419,562)
Cost of insurance and administration charges	(4,795)	(222,205)	(106,645)	(83,575)
Mortality and expenses charges	(59)	(4,065)	(1,932)	(1,612)
Surrender charges (refunds)	(1,004)	(51,236)	(5,889)	(5,903)
Increase (decrease) in net assets from policy related transactions	68,408	1,255,817	436,722	938,586
Total increase (decrease)	88,503	3,505,992	758,990	1,412,773
Net assets as of December 31, 2020	218,839	7,073,199	2,371,603	2,748,510

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,942	21,694	72,488	34,227
Total realized gains (losses) on investments	21,642	1,367,625	68,112	311,205
Change in net unrealized appreciation (depreciation)
of investments	3,662	388,081	(195,484)	(221,626)
Net gains (losses) on investments	28,246	1,777,400	(54,884)	123,806
Net increase (decrease) in net assets resulting from operations	28,246	1,777,400	(54,884)	123,806
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	127,852	4,057,630	1,115,104	2,535,942
Contract terminations and surrenders	—	(169,682)	(68,095)	(73,260)
Death benefit payments	—	—	—	(309)
Policy loan transfers	—	(33,667)	(13,601)	(29,505)
Transfers to other contracts	(37,802)	(591,935)	(271,315)	(951,818)
Cost of insurance and administration charges	(10,044)	(336,924)	(117,096)	(140,807)
Mortality and expenses charges	(156)	(10,466)	(3,010)	(4,802)
Surrender charges (refunds)	—	(33,367)	(13,343)	(4,214)
Increase (decrease) in net assets from policy related transactions	79,850	2,881,589	628,644	1,331,227
Total increase (decrease)	108,096	4,658,989	573,760	1,455,033
Net assets as of December 31, 2021	$326,935	$11,732,188	$2,945,363	$4,203,543

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020
	American Funds Insurance Series Washington Mutual Investors Class 2 Division (1)	BNY Mellon IP MidCap Stock Service Shares Division	BNY Mellon IP Technology Growth Service Shares Division (2)	BNY Mellon Sustainable U.S. Equity Service Shares Division (2)

Net assets as of January 1, 2020	$1,848,196	$318,868	$—	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	39,417	1,607	1	—
Total realized gains (losses) on investments	(31,501)	(8,377)	7,270	2
Change in net unrealized appreciation (depreciation)
of investments	225,876	37,070	8,879	158
Net gains (losses) on investments	233,792	30,300	16,150	160
Net increase (decrease) in net assets resulting from operations	233,792	30,300	16,150	160
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,476,963	82,637	75,376	3,004
Contract terminations and surrenders	(94,429)	(213)	—	—
Death benefit payments	—	—	—	—
Policy loan transfers	(20,166)	171	—	—
Transfers to other contracts	(338,257)	(53,679)	(170)	(102)
Cost of insurance and administration charges	(122,998)	(21,775)	(1,319)	(31)
Mortality and expenses charges	(2,389)	(352)	(76)	(2)
Surrender charges (refunds)	(26,728)	(61)	—	—
Increase (decrease) in net assets from policy related transactions	871,996	6,728	73,811	2,869
Total increase (decrease)	1,105,788	37,028	89,961	3,029
Net assets as of December 31, 2020	2,953,984	355,896	89,961	3,029

Increase (decrease) in net assets
Operations:
Net investment income (loss)	60,566	1,869	—	28
Total realized gains (losses) on investments	135,620	6,118	17,490	322
Change in net unrealized appreciation (depreciation)
of investments	735,499	87,147	(1,199)	1,260
Net gains (losses) on investments	931,685	95,134	16,291	1,610
Net increase (decrease) in net assets resulting from operations	931,685	95,134	16,291	1,610
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,918,654	101,501	91,806	13,111
Contract terminations and surrenders	(96,677)	(5,417)	—	—
Death benefit payments	(272)	—	—	—
Policy loan transfers	4,389	(1,304)	—	—
Transfers to other contracts	(614,197)	(22,396)	(17,667)	(718)
Cost of insurance and administration charges	(170,530)	(23,466)	(5,963)	(664)
Mortality and expenses charges	(5,636)	(493)	(520)	(56)
Surrender charges (refunds)	(15,086)	(1,152)	—	—
Increase (decrease) in net assets from policy related transactions	1,020,645	47,273	67,656	11,673
Total increase (decrease)	1,952,330	142,407	83,947	13,283
Net assets as of December 31, 2021	$4,906,314	$498,303	$173,908	$16,312

(1) Represented the operations of American Funds Insurance Series Blue Chip Income and Growth Fund Class 2 Division until June 7, 2021. (2) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	BNY Mellon VIF Appreciation Service Shares Division (1)	Bond Market Index Class 1 Division (1)	Calvert EAFE International Index Class F Division (1)	Calvert Investment Grade Bond Index Class I Division

Net assets as of January 1, 2020	$—	$—	$—	$957,493
Increase (decrease) in net assets
Operations:
Net investment income (loss)	29	10,389	4,947	37,997
Total realized gains (losses) on investments	(434)	(1,354)	(813)	13,679
Change in net unrealized appreciation (depreciation)
of investments	3,324	830	25,938	22,256
Net gains (losses) on investments	2,919	9,865	30,072	73,932
Net increase (decrease) in net assets resulting from operations	2,919	9,865	30,072	73,932
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	60,597	1,403,968	230,466	1,030,997
Contract terminations and surrenders	—	(66)	(458)	(67,164)
Death benefit payments	—	—	—	(8,986)
Policy loan transfers	—	(349)	(2,155)	788
Transfers to other contracts	(13,666)	(216,238)	(55,673)	(409,907)
Cost of insurance and administration charges	(304)	(14,649)	(2,589)	(74,789)
Mortality and expenses charges	(18)	(845)	(149)	(1,282)
Surrender charges (refunds)	—	28	192	(19,047)
Increase (decrease) in net assets from policy related transactions	46,609	1,171,849	169,634	450,610
Total increase (decrease)	49,528	1,181,714	199,706	524,542
Net assets as of December 31, 2020	49,528	1,181,714	199,706	1,482,035

Increase (decrease) in net assets
Operations:
Net investment income (loss)	135	28,930	9,113	36,722
Total realized gains (losses) on investments	8,590	(14,959)	37,527	(4,880)
Change in net unrealized appreciation (depreciation)
of investments	8,071	(38,548)	(17,122)	(57,557)
Net gains (losses) on investments	16,796	(24,577)	29,518	(25,715)
Net increase (decrease) in net assets resulting from operations	16,796	(24,577)	29,518	(25,715)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	39,715	1,356,112	533,809	480,558
Contract terminations and surrenders	—	(3,230)	(9,165)	(31,420)
Death benefit payments	—	—	—	—
Policy loan transfers	—	—	—	826
Transfers to other contracts	(14,313)	(585,571)	(128,238)	(263,300)
Cost of insurance and administration charges	(2,402)	(40,089)	(12,401)	(71,344)
Mortality and expenses charges	(212)	(3,428)	(1,070)	(2,155)
Surrender charges (refunds)	—	176	498	(6,848)
Increase (decrease) in net assets from policy related transactions	22,788	723,970	383,433	106,317
Total increase (decrease)	39,584	699,393	412,951	80,602
Net assets as of December 31, 2021	$89,112	$1,881,107	$612,657	$1,562,637

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Calvert Russell 2000 Small Cap Index Class F	Calvert S&P 500 Index Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Mid Cap Class I Division

Net assets as of January 1, 2020	$1,560,958	$325,018	$2,524,015	$310,578
Increase (decrease) in net assets
Operations:
Net investment income (loss)	20,040	5,146	31,650	1,147
Total realized gains (losses) on investments	99,669	21,833	95,781	6,346
Change in net unrealized appreciation (depreciation)
of investments	342,978	26,386	285,610	64,576
Net gains (losses) on investments	462,687	53,365	413,041	72,069
Net increase (decrease) in net assets resulting from operations	462,687	53,365	413,041	72,069
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,387,461	20,601	637,907	193,626
Contract terminations and surrenders	(45,706)	(16,523)	(43,420)	(3,222)
Death benefit payments	—	—	(14,095)	—
Policy loan transfers	(6,981)	328	(3,674)	(1,121)
Transfers to other contracts	(371,414)	(16,255)	(197,605)	(43,434)
Cost of insurance and administration charges	(100,931)	(15,028)	(138,976)	(32,874)
Mortality and expenses charges	(1,997)	(241)	(2,148)	(515)
Surrender charges (refunds)	(12,877)	(4,686)	(13,774)	(914)
Increase (decrease) in net assets from policy related transactions	847,555	(31,804)	224,215	111,546
Total increase (decrease)	1,310,242	21,561	637,256	183,615
Net assets as of December 31, 2020	2,871,200	346,579	3,161,271	494,193

Increase (decrease) in net assets
Operations:
Net investment income (loss)	32,567	5,297	32,140	194
Total realized gains (losses) on investments	352,364	45,786	199,886	116,834
Change in net unrealized appreciation (depreciation)
of investments	23,540	47,285	537,122	61,150
Net gains (losses) on investments	408,471	98,368	769,148	178,178
Net increase (decrease) in net assets resulting from operations	408,471	98,368	769,148	178,178
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,904,044	13,975	773,347	448,879
Contract terminations and surrenders	(61,912)	(39,680)	(77,007)	(4,519)
Death benefit payments	—	—	—	(292)
Policy loan transfers	(6,035)	313	(1,774)	7,783
Transfers to other contracts	(1,176,526)	(6,086)	(293,113)	(29,790)
Cost of insurance and administration charges	(163,554)	(16,267)	(141,715)	(42,864)
Mortality and expenses charges	(6,825)	(347)	(2,724)	(931)
Surrender charges (refunds)	(9,768)	(8,397)	(16,296)	(956)
Increase (decrease) in net assets from policy related transactions	1,479,424	(56,489)	240,718	377,310
Total increase (decrease)	1,887,895	41,879	1,009,866	555,488
Net assets as of December 31, 2021	$4,759,095	$388,458	$4,171,137	$1,049,681

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	ClearBridge Small Cap Growth Class I Division (1)	Core Plus Bond Class 1 Division	Delaware Small Cap Value Service Class Division	Diversified International Class 1 Division

Net assets as of January 1, 2020	$—	$1,838,764	$1,691,966	$2,762,153
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	114,527	14,432	79,193
Total realized gains (losses) on investments	53,333	15,352	34,549	(6,355)
Change in net unrealized appreciation (depreciation)
of investments	136,019	97,206	(46,593)	479,774
Net gains (losses) on investments	189,352	227,085	2,388	552,612
Net increase (decrease) in net assets resulting from operations	189,352	227,085	2,388	552,612
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	785,860	2,799,647	576,136	1,436,287
Contract terminations and surrenders	(314)	(23,419)	(52,268)	(35,688)
Death benefit payments	—	—	—	—
Policy loan transfers	(1,493)	16,747	(16,870)	(30,325)
Transfers to other contracts	(180,408)	(950,671)	(201,568)	(521,802)
Cost of insurance and administration charges	(11,810)	(152,121)	(119,883)	(162,521)
Mortality and expenses charges	(683)	(3,724)	(1,897)	(2,857)
Surrender charges (refunds)	132	(6,642)	(14,597)	(10,072)
Increase (decrease) in net assets from policy related transactions	591,284	1,679,817	169,053	673,022
Total increase (decrease)	780,636	1,906,902	171,441	1,225,634
Net assets as of December 31, 2020	780,636	3,745,666	1,863,407	3,987,787

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	107,427	14,235	73,545
Total realized gains (losses) on investments	399,942	149,131	31,868	187,294
Change in net unrealized appreciation (depreciation)
of investments	(275,713)	(269,687)	614,813	181,221
Net gains (losses) on investments	124,229	(13,129)	660,916	442,060
Net increase (decrease) in net assets resulting from operations	124,229	(13,129)	660,916	442,060
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,729,443	3,037,969	864,038	2,861,062
Contract terminations and surrenders	(50,540)	(45,285)	(66,778)	(65,379)
Death benefit payments	—	—	(259)	(283)
Policy loan transfers	—	(14,663)	3,059	(15,711)
Transfers to other contracts	(490,583)	(1,692,264)	(278,744)	(430,815)
Cost of insurance and administration charges	(49,078)	(174,099)	(118,879)	(220,460)
Mortality and expenses charges	(4,273)	(6,789)	(2,583)	(7,599)
Surrender charges (refunds)	2,749	(9,532)	(13,924)	(13,610)
Increase (decrease) in net assets from policy related transactions	1,137,718	1,095,337	385,930	2,107,205
Total increase (decrease)	1,261,947	1,082,208	1,046,846	2,549,265
Net assets as of December 31, 2021	$2,042,583	$4,827,874	$2,910,253	$6,537,052

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	DWS Alternative Asset Allocation Class B Division (1)	DWS Small Mid Cap Value Class B Division	Equity Income Class 1 Division	Fidelity VIP Contrafund Service Class 2 Division

Net assets as of January 1, 2020	$—	$301,801	$5,844,800	$8,115,637
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	3,266	125,578	6,822
Total realized gains (losses) on investments	200	5,930	217,767	105,986
Change in net unrealized appreciation (depreciation)
of investments	676	9,556	295,210	2,501,722
Net gains (losses) on investments	876	18,752	638,555	2,614,530
Net increase (decrease) in net assets resulting from operations	876	18,752	638,555	2,614,530
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	16,071	103,234	3,290,610	3,012,682
Contract terminations and surrenders	—	(11,721)	(76,769)	(143,854)
Death benefit payments	—	—	(32,138)	(19,181)
Policy loan transfers	—	(919)	(85,907)	(75,472)
Transfers to other contracts	(6,335)	(14,480)	(770,134)	(1,206,237)
Cost of insurance and administration charges	(103)	(18,856)	(316,642)	(509,333)
Mortality and expenses charges	(6)	(303)	(5,969)	(8,003)
Surrender charges (refunds)	—	(3,324)	(21,199)	(40,795)
Increase (decrease) in net assets from policy related transactions	9,627	53,631	1,981,852	1,009,807
Total increase (decrease)	10,503	72,383	2,620,407	3,624,337
Net assets as of December 31, 2020	10,503	374,184	8,465,207	11,739,974

Increase (decrease) in net assets
Operations:
Net investment income (loss)	632	4,285	244,101	3,577
Total realized gains (losses) on investments	2,380	(3,849)	381,410	2,257,324
Change in net unrealized appreciation (depreciation)
of investments	(129)	118,144	1,619,778	1,153,815
Net gains (losses) on investments	2,883	118,580	2,245,289	3,414,716
Net increase (decrease) in net assets resulting from operations	2,883	118,580	2,245,289	3,414,716
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	38,161	157,563	5,993,238	3,515,564
Contract terminations and surrenders	—	(689)	(166,835)	(210,485)
Death benefit payments	—	—	(2,276)	—
Policy loan transfers	—	(9,430)	(29,153)	(150,902)
Transfers to other contracts	(35,446)	(77,875)	(1,471,090)	(1,346,087)
Cost of insurance and administration charges	(1,065)	(20,900)	(443,688)	(570,293)
Mortality and expenses charges	(93)	(453)	(18,457)	(12,186)
Surrender charges (refunds)	—	(151)	(19,951)	(44,554)
Increase (decrease) in net assets from policy related transactions	1,557	48,065	3,841,788	1,181,057
Total increase (decrease)	4,440	166,645	6,087,077	4,595,773
Net assets as of December 31, 2021	$14,943	$540,829	$14,552,284	$16,335,747
(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Extended Market Index Service Class 2 Division	Fidelity VIP Government Money Market Service Class Division	Fidelity VIP High Income Service Class 2 Division

Net assets as of January 1, 2020	$1,383,739	$4,280	$7,418,568	$2,595,129
Increase (decrease) in net assets
Operations:
Net investment income (loss)	26,711	371	24,892	142,585
Total realized gains (losses) on investments	69,407	(31,119)	—	283
Change in net unrealized appreciation (depreciation)
of investments	80,674	5,957	—	(60,331)
Net gains (losses) on investments	176,792	(24,791)	24,892	82,537
Net increase (decrease) in net assets resulting from operations	176,792	(24,791)	24,892	82,537
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	624,424	135,227	63,381,573	3,702,150
Contract terminations and surrenders	(28,331)	—	(799,445)	(31,865)
Death benefit payments	(12,715)	—	—	—
Policy loan transfers	37	—	(103,503)	(60,036)
Transfers to other contracts	(96,530)	(66,639)	(54,255,926)	(3,158,595)
Cost of insurance and administration charges	(87,667)	(3,286)	(1,058,714)	(150,846)
Mortality and expenses charges	(1,436)	(26)	(23,997)	(2,300)
Surrender charges (refunds)	(8,034)	—	(224,565)	(9,037)
Increase (decrease) in net assets from policy related transactions	389,748	65,276	6,915,423	289,471
Total increase (decrease)	566,540	40,485	6,940,315	372,008
Net assets as of December 31, 2020	1,950,279	44,765	14,358,883	2,967,137

Increase (decrease) in net assets
Operations:
Net investment income (loss)	45,174	3,353	1,817	185,738
Total realized gains (losses) on investments	367,190	25,830	—	(18,734)
Change in net unrealized appreciation (depreciation)
of investments	106,903	(9,148)	—	(24,933)
Net gains (losses) on investments	519,267	20,035	1,817	142,071
Net increase (decrease) in net assets resulting from operations	519,267	20,035	1,817	142,071
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	907,840	350,952	92,902,111	1,231,862
Contract terminations and surrenders	(20,541)	—	(598,317)	(52,201)
Death benefit payments	—	—	—	(251)
Policy loan transfers	(3,103)	—	(37,408)	57,440
Transfers to other contracts	(255,083)	(55,911)	(85,758,622)	(466,869)
Cost of insurance and administration charges	(93,597)	(15,697)	(1,200,224)	(147,668)
Mortality and expenses charges	(2,252)	(272)	(50,000)	(2,798)
Surrender charges (refunds)	(4,347)	—	(102,410)	(11,047)
Increase (decrease) in net assets from policy related transactions	528,917	279,072	5,155,130	608,468
Total increase (decrease)	1,048,184	299,107	5,156,947	750,539
Net assets as of December 31, 2021	$2,998,463	$343,872	$19,515,830	$3,717,676

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Fidelity VIP International Index Service Class 2 Division	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Strategic Income Service Class 2 Division (1)	Fidelity VIP Total Market Index Service Class 2 Division

Net assets as of January 1, 2020	$3,467	$4,263,414	$—	$31,398
Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,325	17,766	15,960	10,189
Total realized gains (losses) on investments	(25,747)	(37,052)	6,753	29,539
Change in net unrealized appreciation (depreciation)
of investments	22,842	962,774	10,381	129,659
Net gains (losses) on investments	(580)	943,488	33,094	169,387
Net increase (decrease) in net assets resulting from operations	(580)	943,488	33,094	169,387
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	581,270	1,501,308	666,177	915,991
Contract terminations and surrenders	—	(126,035)	(455)	(2,494)
Death benefit payments	—	(28,281)	—	—
Policy loan transfers	—	(79,117)	12	131
Transfers to other contracts	(156,553)	(375,364)	(134,690)	(174,985)
Cost of insurance and administration charges	(15,581)	(334,991)	(11,984)	(15,256)
Mortality and expenses charges	(306)	(5,215)	(693)	(628)
Surrender charges (refunds)	—	(35,742)	191	(707)
Increase (decrease) in net assets from policy related transactions	408,830	516,563	518,558	722,052
Total increase (decrease)	408,250	1,460,051	551,652	891,439
Net assets as of December 31, 2020	411,717	5,723,465	551,652	922,837

Increase (decrease) in net assets
Operations:
Net investment income (loss)	31,581	26,095	26,222	16,632
Total realized gains (losses) on investments	24,738	1,368,333	31,359	83,827
Change in net unrealized appreciation (depreciation)
of investments	(26,774)	85,929	(29,343)	219,733
Net gains (losses) on investments	29,545	1,480,357	28,238	320,192
Net increase (decrease) in net assets resulting from operations	29,545	1,480,357	28,238	320,192
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,161,869	1,745,632	906,007	1,261,979
Contract terminations and surrenders	—	(165,371)	(3,800)	—
Death benefit payments	—	(2,202)	—	—
Policy loan transfers	(986)	(98,617)	—	—
Transfers to other contracts	(183,791)	(572,007)	(216,617)	(186,928)
Cost of insurance and administration charges	(48,324)	(339,779)	(31,928)	(57,446)
Mortality and expenses charges	(1,525)	(6,798)	(2,779)	(2,811)
Surrender charges (refunds)	—	(35,106)	207	—
Increase (decrease) in net assets from policy related transactions	927,243	525,752	651,090	1,014,794
Total increase (decrease)	956,788	2,006,109	679,328	1,334,986
Net assets as of December 31, 2021	$1,368,505	$7,729,574	$1,230,980	$2,257,823

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Franklin Income VIP Class 2 Division (1)	Franklin Mutual Global Discovery VIP Class 2 Division	Franklin Mutual Shares Class 2 Division (1)	Franklin Rising Dividends VIP Class 2 Division

Net assets as of January 1, 2020	$—	$2,216,764	$—	$2,957,173
Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,322	49,368	—	38,871
Total realized gains (losses) on investments	(9,234)	(36,847)	—	131,269
Change in net unrealized appreciation (depreciation)
of investments	5,525	(72,571)	106	329,068
Net gains (losses) on investments	613	(60,050)	106	499,208
Net increase (decrease) in net assets resulting from operations	613	(60,050)	106	499,208
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	131,695	535,327	1,209	759,824
Contract terminations and surrenders	—	(90,283)	—	(61,176)
Death benefit payments	—	(14,499)	—	(18,727)
Policy loan transfers	—	236	—	(1,006)
Transfers to other contracts	(57,044)	(163,483)	(97)	(430,914)
Cost of insurance and administration charges	(1,675)	(110,924)	(4)	(167,622)
Mortality and expenses charges	(97)	(1,813)	(1)	(2,830)
Surrender charges (refunds)	—	(25,603)	—	(17,349)
Increase (decrease) in net assets from policy related transactions	72,879	128,958	1,107	60,200
Total increase (decrease)	73,492	68,908	1,213	559,408
Net assets as of December 31, 2020	73,492	2,285,672	1,213	3,516,581

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,150	73,782	—	35,682
Total realized gains (losses) on investments	3,316	(158)	157	213,721
Change in net unrealized appreciation (depreciation)
of investments	8,105	369,602	(106)	745,876
Net gains (losses) on investments	16,571	443,226	51	995,279
Net increase (decrease) in net assets resulting from operations	16,571	443,226	51	995,279
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	143,598	462,845	14	1,019,714
Contract terminations and surrenders	—	(26,312)	—	(109,256)
Death benefit payments	—	—	—	—
Policy loan transfers	—	(9,493)	—	(13,711)
Transfers to other contracts	(24,982)	(132,677)	(1,273)	(254,569)
Cost of insurance and administration charges	(3,636)	(109,630)	(2)	(178,548)
Mortality and expenses charges	(315)	(2,376)	(3)	(4,131)
Surrender charges (refunds)	—	(5,622)	—	(23,120)
Increase (decrease) in net assets from policy related transactions	114,665	176,735	(1,264)	436,379
Total increase (decrease)	131,236	619,961	(1,213)	1,431,658
Net assets as of December 31, 2021	$204,728	$2,905,633	$—	$4,948,239

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Franklin Small Cap Value VIP Class 2 Division	Franklin Strategic Income VIP Class 2 Division (1)	Franklin US Government Fund Class 2 Division (1)	Government & High Quality Bond Class 1 Division

Net assets as of January 1, 2020	$805,295	$—	$—	$1,792,633
Increase (decrease) in net assets
Operations:
Net investment income (loss)	11,286	703	—	55,544
Total realized gains (losses) on investments	27,494	174	—	(26,788)
Change in net unrealized appreciation (depreciation)
of investments	65,935	563	—	21,731
Net gains (losses) on investments	104,715	1,440	—	50,487
Net increase (decrease) in net assets resulting from operations	104,715	1,440	—	50,487
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	402,958	152,914	—	1,318,474
Contract terminations and surrenders	(22,278)	—	—	(19,527)
Death benefit payments	—	—	—	—
Policy loan transfers	752	—	—	(1,596)
Transfers to other contracts	(93,218)	(93,053)	—	(770,205)
Cost of insurance and administration charges	(47,796)	(2,212)	—	(128,658)
Mortality and expenses charges	(787)	(128)	—	(2,219)
Surrender charges (refunds)	(6,318)	—	—	(5,538)
Increase (decrease) in net assets from policy related transactions	233,313	57,521	—	390,731
Total increase (decrease)	338,028	58,961	—	441,218
Net assets as of December 31, 2020	1,143,323	58,961	—	2,233,851

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15,795	6,343	—	51,334
Total realized gains (losses) on investments	59,106	(46)	—	(11,021)
Change in net unrealized appreciation (depreciation)
of investments	228,332	(2,500)	(1)	(72,040)
Net gains (losses) on investments	303,233	3,797	(1)	(31,727)
Net increase (decrease) in net assets resulting from operations	303,233	3,797	(1)	(31,727)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	665,896	173,489	99	1,098,712
Contract terminations and surrenders	(16,809)	(528)	—	(42,256)
Death benefit payments	—	—	—	—
Policy loan transfers	(12,287)	—	—	6,704
Transfers to other contracts	(270,362)	(60,756)	(2)	(545,327)
Cost of insurance and administration charges	(57,013)	(5,227)	(1)	(135,015)
Mortality and expenses charges	(1,601)	(454)	—	(3,411)
Surrender charges (refunds)	(3,557)	29	—	(8,942)
Increase (decrease) in net assets from policy related transactions	304,267	106,553	96	370,465
Total increase (decrease)	607,500	110,350	95	338,738
Net assets as of December 31, 2021	$1,750,823	$169,311	$95	$2,572,589

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	International Emerging Markets Class 1 Division	Invesco American Franchise Series II Division	Invesco American Value Series I Division	Invesco Core Equity Series II Division

Net assets as of January 1, 2020	$3,095,259	$212,569	$72,985	$196,495
Increase (decrease) in net assets
Operations:
Net investment income (loss)	73,094	—	916	2,435
Total realized gains (losses) on investments	33,169	30,284	(2,341)	52,515
Change in net unrealized appreciation (depreciation)
of investments	488,847	74,787	13,606	(22,200)
Net gains (losses) on investments	595,110	105,071	12,181	32,750
Net increase (decrease) in net assets resulting from operations	595,110	105,071	12,181	32,750
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,011,631	101,960	48,659	59,270
Contract terminations and surrenders	(57,208)	(3,814)	(1)	(644)
Death benefit payments	(18,547)	—	—	—
Policy loan transfers	(25,166)	59	—	(7)
Transfers to other contracts	(583,428)	(46,758)	(5,499)	(2,516)
Cost of insurance and administration charges	(169,432)	(13,335)	(5,796)	(14,720)
Mortality and expenses charges	(2,746)	(198)	(92)	(227)
Surrender charges (refunds)	(16,224)	(1,081)	—	(183)
Increase (decrease) in net assets from policy related transactions	138,880	36,833	37,271	40,973
Total increase (decrease)	733,990	141,904	49,452	73,723
Net assets as of December 31, 2020	3,829,249	354,473	122,437	270,218

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21,143	—	770	1,642
Total realized gains (losses) on investments	166,932	88,325	5,855	9,022
Change in net unrealized appreciation (depreciation)
of investments	(213,771)	(43,886)	32,246	69,785
Net gains (losses) on investments	(25,696)	44,439	38,871	80,449
Net increase (decrease) in net assets resulting from operations	(25,696)	44,439	38,871	80,449
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,885,231	110,689	65,346	78,275
Contract terminations and surrenders	(80,961)	(10,682)	(4,076)	(2,540)
Death benefit payments	(285)	—	(259)	—
Policy loan transfers	(4,478)	(62)	—	(17)
Transfers to other contracts	(481,881)	469	(25,147)	(6,668)
Cost of insurance and administration charges	(198,110)	(19,052)	(7,302)	(18,033)
Mortality and expenses charges	(5,075)	(313)	(201)	(333)
Surrender charges (refunds)	(17,133)	(2,260)	(863)	(538)
Increase (decrease) in net assets from policy related transactions	1,097,308	78,789	27,498	50,146
Total increase (decrease)	1,071,612	123,228	66,369	130,595
Net assets as of December 31, 2021	$4,900,861	$477,701	$188,806	$400,813

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020
	Invesco Discovery Mid Cap Growth Series I Division (1)	Invesco Global Real Estate Series I Division (2)	Invesco Health Care Series I Division	Invesco International Growth Series I Division (2)

Net assets as of January 1, 2020	$—	$—	$3,387,056	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	3,596	11,269	1,809
Total realized gains (losses) on investments	3,303	886	10,337	13,695
Change in net unrealized appreciation (depreciation)
of investments	2,668	(5,459)	483,852	3,802
Net gains (losses) on investments	5,971	(977)	505,458	19,306
Net increase (decrease) in net assets resulting from operations	5,971	(977)	505,458	19,306
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	55,468	107,589	1,097,949	156,156
Contract terminations and surrenders	—	—	(65,513)	—
Death benefit payments	—	—	(8,808)	—
Policy loan transfers	—	—	11,208	—
Transfers to other contracts	(1,416)	(19,422)	(466,649)	(128,230)
Cost of insurance and administration charges	(543)	(1,668)	(198,400)	(3,678)
Mortality and expenses charges	(32)	(96)	(3,057)	(213)
Surrender charges (refunds)	—	—	(18,579)	—
Increase (decrease) in net assets from policy related transactions	53,477	86,403	348,151	24,035
Total increase (decrease)	59,448	85,426	853,609	43,341
Net assets as of December 31, 2020	59,448	85,426	4,240,665	43,341

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	2,788	10,142	771
Total realized gains (losses) on investments	108,028	4,381	555,817	7,272
Change in net unrealized appreciation (depreciation)
of investments	(51,805)	14,818	(10,979)	(3,830)
Net gains (losses) on investments	56,223	21,987	554,980	4,213
Net increase (decrease) in net assets resulting from operations	56,223	21,987	554,980	4,213
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,004,050	148,978	1,152,111	71,277
Contract terminations and surrenders	—	—	(74,413)	—
Death benefit payments	—	—	(297)	—
Policy loan transfers	—	—	(7,356)	—
Transfers to other contracts	(73,023)	(119,062)	(296,683)	(27,402)
Cost of insurance and administration charges	(21,250)	(3,607)	(214,503)	(3,523)
Mortality and expenses charges	(1,848)	(315)	(4,113)	(305)
Surrender charges (refunds)	—	—	(15,946)	—
Increase (decrease) in net assets from policy related transactions	907,929	25,994	538,800	40,047
Total increase (decrease)	964,152	47,981	1,093,780	44,260
Net assets as of December 31, 2021	$1,023,600	$133,407	$5,334,445	$87,601

(1) Commenced operations April 30, 2020; represented the operations of Invesco Oppenheimer VI Discovery Mid Cap Growth Division until June 7, 2021. (2) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020
	Invesco Main Street Mid Cap Series II Division (1)	Invesco Main Street Small Cap Series II Division (2)	Invesco Small Cap Equity Series I Division (3)	Janus Henderson Balanced Service Shares Division (3)

Net assets as of January 1, 2020	$531,228	$665,486	$—	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,673	2,652	—	7,410
Total realized gains (losses) on investments	112,251	(4,781)	—	3,126
Change in net unrealized appreciation (depreciation)
of investments	(55,877)	161,093	—	51,497
Net gains (losses) on investments	59,047	158,964	—	62,033
Net increase (decrease) in net assets resulting from operations	59,047	158,964	—	62,033
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	116,033	260,158	—	751,334
Contract terminations and surrenders	(7,546)	(9,120)	—	—
Death benefit payments	—	—	—	—
Policy loan transfers	4,309	(1,356)	—	12
Transfers to other contracts	(14,236)	(107,148)	—	(202,851)
Cost of insurance and administration charges	(27,775)	(41,864)	—	(8,560)
Mortality and expenses charges	(443)	(764)	—	(495)
Surrender charges (refunds)	(2,140)	(2,586)	—	—
Increase (decrease) in net assets from policy related transactions	68,202	97,320	—	539,440
Total increase (decrease)	127,249	256,284	—	601,473
Net assets as of December 31, 2020	658,477	921,770	—	601,473

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,420	2,389	9	12,199
Total realized gains (losses) on investments	1,625	120,364	302	77,970
Change in net unrealized appreciation (depreciation)
of investments	164,308	93,794	2,705	95,579
Net gains (losses) on investments	168,353	216,547	3,016	185,748
Net increase (decrease) in net assets resulting from operations	168,353	216,547	3,016	185,748
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	269,903	449,274	55,356	1,430,956
Contract terminations and surrenders	(9,407)	(16,537)	—	(39,426)
Death benefit payments	—	—	—	—
Policy loan transfers	4,323	(1,527)	—	—
Transfers to other contracts	(16,882)	(105,882)	(10)	(255,166)
Cost of insurance and administration charges	(35,509)	(49,288)	(277)	(39,827)
Mortality and expenses charges	(693)	(1,378)	(23)	(3,468)
Surrender charges (refunds)	(1,991)	(3,500)	—	2,144
Increase (decrease) in net assets from policy related transactions	209,744	271,162	55,046	1,095,213
Total increase (decrease)	378,097	487,709	58,062	1,280,961
Net assets as of December 31, 2021	$1,036,574	$1,409,479	$58,062	$1,882,434

(1) Represented the operations of Invesco Mid Cap Core Equity Series II Division until June 7, 2021.
(2) Represented the operations of Invesco Oppenheimer Main Street Small Cap Series II Division until June 7, 2021.
(3) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020
	Janus Henderson Enterprise Service Shares Division	Janus Henderson Flexible Bond Service Shares Division (1)	Janus Henderson Forty Service Shares Division	Janus Henderson Global Research Service Shares Division (1)

Net assets as of January 1, 2020	$479,313	$—	$3,370,728	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	511	3,548	25,333	11
Total realized gains (losses) on investments	73,302	1,467	418,050	76
Change in net unrealized appreciation (depreciation)
of investments	298,585	1,753	966,358	416
Net gains (losses) on investments	372,398	6,768	1,409,741	503
Net increase (decrease) in net assets resulting from operations	372,398	6,768	1,409,741	503
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,740,154	420,413	1,202,600	3,332
Contract terminations and surrenders	(6,542)	—	(70,206)	—
Death benefit payments	—	—	(19,893)	—
Policy loan transfers	(12,548)	—	(76,494)	—
Transfers to other contracts	(468,513)	(146,809)	(455,258)	(583)
Cost of insurance and administration charges	(63,019)	(2,757)	(217,523)	(28)
Mortality and expenses charges	(1,782)	(160)	(3,356)	(1)
Surrender charges (refunds)	(3,072)	—	(19,910)	—
Increase (decrease) in net assets from policy related transactions	1,184,678	270,687	339,960	2,720
Total increase (decrease)	1,557,076	277,455	1,749,701	3,223
Net assets as of December 31, 2020	2,036,389	277,455	5,120,429	3,223

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,192	16,282	31,596	230
Total realized gains (losses) on investments	457,516	1,306	965,915	3,290
Change in net unrealized appreciation (depreciation)
of investments	122,613	(13,289)	196,922	2,315
Net gains (losses) on investments	587,321	4,299	1,194,433	5,835
Net increase (decrease) in net assets resulting from operations	587,321	4,299	1,194,433	5,835
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	5,398,497	955,914	1,449,224	96,160
Contract terminations and surrenders	(116,953)	—	(124,996)	—
Death benefit payments	—	—	—	—
Policy loan transfers	4,065	—	(84,290)	—
Transfers to other contracts	(551,395)	(310,908)	(509,461)	(17,995)
Cost of insurance and administration charges	(167,297)	(25,782)	(237,158)	(2,184)
Mortality and expenses charges	(8,073)	(2,243)	(4,785)	(189)
Surrender charges (refunds)	(4,248)	—	(26,671)	—
Increase (decrease) in net assets from policy related transactions	4,554,596	616,981	461,863	75,792
Total increase (decrease)	5,141,917	621,280	1,656,296	81,627
Net assets as of December 31, 2021	$7,178,306	$898,735	$6,776,725	$84,850

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020
	Janus Henderson Global Technology and Innovation Service Shares Division	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division	Lord Abbett Series Fund Developing Growth Class VC Division

Net assets as of January 1, 2020	$110,687	$6,091,989	$14,420,398	$304,757
Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	2,199	270,518	—
Total realized gains (losses) on investments	42,376	703,982	1,825,461	119,260
Change in net unrealized appreciation (depreciation)
of investments	197,577	2,028,734	760,851	269,529
Net gains (losses) on investments	239,965	2,734,915	2,856,830	388,789
Net increase (decrease) in net assets resulting from operations	239,965	2,734,915	2,856,830	388,789
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,082,088	6,165,781	10,614,337	814,795
Contract terminations and surrenders	(4,195)	(48,556)	(341,137)	(9,561)
Death benefit payments	—	—	—	—
Policy loan transfers	(14,378)	(36,409)	(78,031)	(21,707)
Transfers to other contracts	(102,288)	(1,964,666)	(5,480,149)	(112,542)
Cost of insurance and administration charges	(26,149)	(368,510)	(813,459)	(44,083)
Mortality and expenses charges	(471)	(7,652)	(14,842)	(719)
Surrender charges (refunds)	(1,190)	(15,158)	(97,595)	(2,711)
Increase (decrease) in net assets from policy related transactions	933,417	3,724,830	3,789,124	623,472
Total increase (decrease)	1,173,382	6,459,745	6,645,954	1,012,261
Net assets as of December 31, 2020	1,284,069	12,551,734	21,066,352	1,317,018

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14,106	—	457,760	—
Total realized gains (losses) on investments	348,579	3,103,927	3,330,826	573,753
Change in net unrealized appreciation (depreciation)
of investments	(62,304)	392,855	3,892,074	(662,241)
Net gains (losses) on investments	300,381	3,496,782	7,680,660	(88,488)
Net increase (decrease) in net assets resulting from operations	300,381	3,496,782	7,680,660	(88,488)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,181,250	9,955,210	19,509,489	1,272,991
Contract terminations and surrenders	(12,991)	(231,846)	(298,949)	(46,962)
Death benefit payments	—	(33,711)	—	—
Policy loan transfers	(56,286)	(78,776)	(164,777)	(11,015)
Transfers to other contracts	(552,059)	(2,223,698)	(2,580,362)	(357,420)
Cost of insurance and administration charges	(105,606)	(619,636)	(1,250,665)	(87,010)
Mortality and expenses charges	(2,674)	(28,323)	(49,069)	(2,246)
Surrender charges (refunds)	375	(18,572)	(47,995)	(9,178)
Increase (decrease) in net assets from policy related transactions	1,452,009	6,720,648	15,117,672	759,160
Total increase (decrease)	1,752,390	10,217,430	22,798,332	670,672
Net assets as of December 31, 2021	$3,036,459	$22,769,164	$43,864,684	$1,987,690

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020
	MFS Blended Research Small Cap Equity Service Class Division	MFS Global Equity Service Class Division (1)	MFS Growth Service Class Division (1)	MFS Inflation-Adjusted Bond Service Class Division (1)

Net assets as of January 1, 2020	$107,379	$—	$—	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,896	1,032	—	28
Total realized gains (losses) on investments	26,235	6,674	26,769	490
Change in net unrealized appreciation (depreciation)
of investments	42,218	25,152	14,426	1,273
Net gains (losses) on investments	70,349	32,858	41,195	1,791
Net increase (decrease) in net assets resulting from operations	70,349	32,858	41,195	1,791
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	346,677	128,461	301,117	48,105
Contract terminations and surrenders	(1)	(67)	—	—
Death benefit payments	—	—	—	—
Policy loan transfers	80	(317)	13	—
Transfers to other contracts	(92,450)	(11,133)	(47,897)	(6,077)
Cost of insurance and administration charges	(14,166)	(1,531)	(4,256)	(347)
Mortality and expenses charges	(395)	(88)	(246)	(20)
Surrender charges (refunds)	—	28	—	—
Increase (decrease) in net assets from policy related transactions	239,745	115,353	248,731	41,661
Total increase (decrease)	310,094	148,211	289,926	43,452
Net assets as of December 31, 2020	417,473	148,211	289,926	43,452

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,149	1,337	—	427
Total realized gains (losses) on investments	49,599	20,699	110,861	1,407
Change in net unrealized appreciation (depreciation)
of investments	70,984	9,012	42,376	(982)
Net gains (losses) on investments	124,732	31,048	153,237	852
Net increase (decrease) in net assets resulting from operations	124,732	31,048	153,237	852
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	453,220	222,211	2,279,645	31,169
Contract terminations and surrenders	(1,538)	—	(9,610)	—
Death benefit payments	—	—	—	—
Policy loan transfers	(251)	—	—	—
Transfers to other contracts	(186,737)	(23,583)	(89,492)	(11,181)
Cost of insurance and administration charges	(21,829)	(4,205)	(40,640)	(1,049)
Mortality and expenses charges	(1,041)	(364)	(3,534)	(93)
Surrender charges (refunds)	(286)	—	523	—
Increase (decrease) in net assets from policy related transactions	241,538	194,059	2,136,892	18,846
Total increase (decrease)	366,270	225,107	2,290,129	19,698
Net assets as of December 31, 2021	$783,743	$373,318	$2,580,055	$63,150

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020
	MFS International Intrinsic Value Service Class Division (1)	MFS Mid Cap Value Portfolio Service Class Division	MFS New Discovery Service Class Division	MFS New Discovery Value Service Class Division

Net assets as of January 1, 2020	$—	$753,512	$876,529	$167,909
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,869	7,698	—	2,892
Total realized gains (losses) on investments	10,577	(12,049)	144,436	24,004
Change in net unrealized appreciation (depreciation)
of investments	63,066	55,433	312,215	46,631
Net gains (losses) on investments	75,512	51,082	456,651	73,527
Net increase (decrease) in net assets resulting from operations	75,512	51,082	456,651	73,527
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	701,502	426,386	425,140	325,987
Contract terminations and surrenders	—	(29,061)	(19,222)	(6,630)
Death benefit payments	—	—	(21,046)	—
Policy loan transfers	10	(3,033)	(9,411)	(976)
Transfers to other contracts	(213,066)	(161,557)	(116,142)	(34,974)
Cost of insurance and administration charges	(6,682)	(60,291)	(60,263)	(17,446)
Mortality and expenses charges	(353)	(1,040)	(963)	(468)
Surrender charges (refunds)	—	(8,241)	(5,451)	(1,880)
Increase (decrease) in net assets from policy related transactions	481,411	163,163	192,642	263,613
Total increase (decrease)	556,923	214,245	649,293	337,140
Net assets as of December 31, 2020	556,923	967,757	1,525,822	505,049

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,459	13,664	—	4,136
Total realized gains (losses) on investments	99,314	62,562	374,625	79,338
Change in net unrealized appreciation (depreciation)
of investments	1,679	320,269	(358,544)	91,853
Net gains (losses) on investments	102,452	396,495	16,081	175,327
Net increase (decrease) in net assets resulting from operations	102,452	396,495	16,081	175,327
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	966,058	1,184,469	621,619	475,100
Contract terminations and surrenders	(6,241)	(12,781)	(42,244)	(1,625)
Death benefit payments	—	(2,060)	—	—
Policy loan transfers	—	(6,573)	11,429	(1,211)
Transfers to other contracts	(128,789)	(172,371)	(258,284)	(274,002)
Cost of insurance and administration charges	(27,456)	(87,057)	(80,155)	(30,028)
Mortality and expenses charges	(2,289)	(2,876)	(1,742)	(1,338)
Surrender charges (refunds)	339	(2,125)	(8,593)	(87)
Increase (decrease) in net assets from policy related transactions	801,622	898,626	242,030	166,809
Total increase (decrease)	904,074	1,295,121	258,111	342,136
Net assets as of December 31, 2021	$1,460,997	$2,262,878	$1,783,933	$847,185

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020
	MFS Research International Portfolio Service Class Division (1)	MFS Total Return Service Class Division (1)	MFS Utilities Service Class Division	MFS Value Service Class Division (1)

Net assets as of January 1, 2020	$—	$—	$2,448,089	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,070	61	57,883	1,471
Total realized gains (losses) on investments	8,074	174	56,025	5,847
Change in net unrealized appreciation (depreciation)
of investments	36,015	1,313	60,993	24,236
Net gains (losses) on investments	48,159	1,548	174,901	31,554
Net increase (decrease) in net assets resulting from operations	48,159	1,548	174,901	31,554
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	241,565	19,885	787,190	256,293
Contract terminations and surrenders	—	—	(77,227)	—
Death benefit payments	—	—	(10,422)	—
Policy loan transfers	2	—	(31,700)	6
Transfers to other contracts	(7,917)	(2,098)	(159,431)	(44,396)
Cost of insurance and administration charges	(6,431)	(637)	(159,490)	(3,772)
Mortality and expenses charges	(372)	(37)	(2,467)	(218)
Surrender charges (refunds)	—	—	(21,901)	—
Increase (decrease) in net assets from policy related transactions	226,847	17,113	324,552	207,913
Total increase (decrease)	275,006	18,661	499,453	239,467
Net assets as of December 31, 2020	275,006	18,661	2,947,542	239,467

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,593	452	53,110	5,867
Total realized gains (losses) on investments	27,828	2,015	165,238	25,523
Change in net unrealized appreciation (depreciation)
of investments	5,677	358	238,895	66,915
Net gains (losses) on investments	36,098	2,825	457,243	98,305
Net increase (decrease) in net assets resulting from operations	36,098	2,825	457,243	98,305
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	227,138	29,597	1,032,330	863,732
Contract terminations and surrenders	(12,037)	—	(111,899)	(2,410)
Death benefit payments	—	—	(275)	—
Policy loan transfers	—	—	20,745	—
Transfers to other contracts	(41,495)	(11,788)	(237,484)	(11,968)
Cost of insurance and administration charges	(16,299)	(1,314)	(157,355)	(16,762)
Mortality and expenses charges	(1,418)	(116)	(3,202)	(1,438)
Surrender charges (refunds)	655	—	(23,680)	131
Increase (decrease) in net assets from policy related transactions	156,544	16,379	519,180	831,285
Total increase (decrease)	192,642	19,204	976,423	929,590
Net assets as of December 31, 2021	$467,648	$37,865	$3,923,965	$1,169,057

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020
	MidCap Class 1 Division	Neuberger Berman AMT MidCap Growth Portfolio S Class Division (1)	Neuberger Berman AMT Sustainable Equity I Class Division	PIMCO All Asset Administrative Class Division (1)

Net assets as of January 1, 2020	$5,437,995	$—	$281,978	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	41,752	—	2,284	—
Total realized gains (losses) on investments	568,318	—	16,573	—
Change in net unrealized appreciation (depreciation)
of investments	497,564	—	52,009	—
Net gains (losses) on investments	1,107,634	—	70,866	—
Net increase (decrease) in net assets resulting from operations	1,107,634	—	70,866	—
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,169,127	—	120,748	—
Contract terminations and surrenders	(13,496)	—	(4,490)	—
Death benefit payments	—	—	—	—
Policy loan transfers	(74,981)	—	(86)	—
Transfers to other contracts	(365,187)	—	(17,698)	—
Cost of insurance and administration charges	(158,913)	—	(19,607)	—
Mortality and expenses charges	(2,681)	—	(303)	—
Surrender charges (refunds)	(3,827)	—	(1,273)	—
Increase (decrease) in net assets from policy related transactions	550,042	—	77,291	—
Total increase (decrease)	1,657,676	—	148,157	—
Net assets as of December 31, 2020	7,095,671	—	430,135	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11,599	—	1,992	132
Total realized gains (losses) on investments	669,544	1,276	15,679	(3)
Change in net unrealized appreciation (depreciation)
of investments	1,255,510	(585)	86,724	(19)
Net gains (losses) on investments	1,936,653	691	104,395	110
Net increase (decrease) in net assets resulting from operations	1,936,653	691	104,395	110
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,785,007	24,863	76,533	21,915
Contract terminations and surrenders	(210,492)	—	(4,341)	—
Death benefit payments	—	—	—	—
Policy loan transfers	15,680	—	831	—
Transfers to other contracts	(473,971)	(6,875)	(16,038)	—
Cost of insurance and administration charges	(209,578)	(355)	(20,671)	(90)
Mortality and expenses charges	(4,599)	(33)	(431)	(10)
Surrender charges (refunds)	(44,569)	—	(919)	—
Increase (decrease) in net assets from policy related transactions	857,478	17,600	34,964	21,815
Total increase (decrease)	2,794,131	18,291	139,359	21,925
Net assets as of December 31, 2021	$9,889,802	$18,291	$569,494	$21,925

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020
	PIMCO Commodity Real Return Strategy Administrative Class Division (1)	PIMCO Emerging Market Bond Administrative Class Division (1)	PIMCO High Yield Administrative Class Division (1)	PIMCO Long Term U.S. Government Administrative Class Division (1)

Net assets as of January 1, 2020	$—	$—	$—	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,336	353	7,932	287
Total realized gains (losses) on investments	85	39	(3,810)	101
Change in net unrealized appreciation (depreciation)
of investments	8,499	1,503	17,354	(1,205)
Net gains (losses) on investments	9,920	1,895	21,476	(817)
Net increase (decrease) in net assets resulting from operations	9,920	1,895	21,476	(817)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	30,346	11,528	494,479	53,649
Contract terminations and surrenders	—	—	—	—
Death benefit payments	—	—	—	—
Policy loan transfers	—	—	5	—
Transfers to other contracts	(1,171)	(239)	(126,351)	(9,482)
Cost of insurance and administration charges	(473)	(292)	(5,613)	(1,087)
Mortality and expenses charges	(27)	(17)	(324)	(63)
Surrender charges (refunds)	—	—	—	—
Increase (decrease) in net assets from policy related transactions	28,675	10,980	362,196	43,017
Total increase (decrease)	38,595	12,875	383,672	42,200
Net assets as of December 31, 2020	38,595	12,875	383,672	42,200

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,405	1,093	52,090	1,596
Total realized gains (losses) on investments	6,804	551	12,586	13,959
Change in net unrealized appreciation (depreciation)
of investments	10,305	(2,216)	(18,092)	(13,700)
Net gains (losses) on investments	22,514	(572)	46,584	1,855
Net increase (decrease) in net assets resulting from operations	22,514	(572)	46,584	1,855
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	92,741	27,972	1,951,750	163,988
Contract terminations and surrenders	—	—	(595)	—
Death benefit payments	—	—	—	—
Policy loan transfers	—	—	—	—
Transfers to other contracts	(14,321)	(5,293)	(333,598)	(8,022)
Cost of insurance and administration charges	(2,063)	(1,002)	(46,009)	(2,505)
Mortality and expenses charges	(179)	(86)	(4,005)	(219)
Surrender charges (refunds)	—	—	32	—
Increase (decrease) in net assets from policy related transactions	76,178	21,591	1,567,575	153,242
Total increase (decrease)	98,692	21,019	1,614,159	155,097
Net assets as of December 31, 2021	$137,287	$33,894	$1,997,831	$197,297

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020
	PIMCO Low Duration Administrative Class Division (1)	PIMCO Real Return Administrative Class Division (1)	PIMCO Short-Term Administrative Class Division (1)	PIMCO Total Return Administrative Class Division (1)

Net assets as of January 1, 2020	$—	$—	$—	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	49	1,909	1,221	2,658
Total realized gains (losses) on investments	54	1,673	454	956
Change in net unrealized appreciation (depreciation)
of investments	16	10,856	622	3,375
Net gains (losses) on investments	119	14,438	2,297	6,989
Net increase (decrease) in net assets resulting from operations	119	14,438	2,297	6,989
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	72,623	382,454	630,142	377,227
Contract terminations and surrenders	—	—	—	(1,348)
Death benefit payments	—	—	—	—
Policy loan transfers	—	6	—	(7,035)
Transfers to other contracts	(37,388)	(73,268)	(37,649)	(44,600)
Cost of insurance and administration charges	(988)	(3,583)	(8,679)	(9,836)
Mortality and expenses charges	(57)	(207)	(404)	(569)
Surrender charges (refunds)	—	—	—	567
Increase (decrease) in net assets from policy related transactions	34,190	305,402	583,410	314,406
Total increase (decrease)	34,309	319,840	585,707	321,395
Net assets as of December 31, 2020	34,309	319,840	585,707	321,395

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,325	27,495	6,509	8,774
Total realized gains (losses) on investments	(1,041)	8,249	(48)	14,530
Change in net unrealized appreciation (depreciation)
of investments	(3,809)	(4,437)	(6,838)	(25,839)
Net gains (losses) on investments	(3,525)	31,307	(377)	(2,535)
Net increase (decrease) in net assets resulting from operations	(3,525)	31,307	(377)	(2,535)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	452,901	559,251	753,769	670,835
Contract terminations and surrenders	(141)	(1,163)	—	—
Death benefit payments	—	—	—	—
Policy loan transfers	—	—	—	—
Transfers to other contracts	(110,651)	(63,848)	(170,212)	(305,667)
Cost of insurance and administration charges	(10,028)	(13,749)	(24,514)	(16,804)
Mortality and expenses charges	(871)	(1,192)	(1,832)	(1,464)
Surrender charges (refunds)	8	63	—	—
Increase (decrease) in net assets from policy related transactions	331,218	479,362	557,211	346,900
Total increase (decrease)	327,693	510,669	556,834	344,365
Net assets as of December 31, 2021	$362,002	$830,509	$1,142,541	$665,760

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020
	Principal Capital Appreciation Class 1 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division

Net assets as of January 1, 2020	$1,682,089	$126,800	$588,908	$5,192,634
Increase (decrease) in net assets
Operations:
Net investment income (loss)	25,718	5,830	33,495	147,752
Total realized gains (losses) on investments	114,803	6,885	48,472	166,008
Change in net unrealized appreciation (depreciation)
of investments	257,295	18,920	122,050	947,625
Net gains (losses) on investments	397,816	31,635	204,017	1,261,385
Net increase (decrease) in net assets resulting from operations	397,816	31,635	204,017	1,261,385
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	588,367	483,815	1,940,981	6,200,601
Contract terminations and surrenders	(20,179)	(1,601)	(27,675)	(204,275)
Death benefit payments	—	—	—	—
Policy loan transfers	(3,410)	(5,911)	(37,665)	86,636
Transfers to other contracts	(91,416)	(91,962)	(253,866)	(1,128,575)
Cost of insurance and administration charges	(112,122)	(12,416)	(52,247)	(356,653)
Mortality and expenses charges	(1,820)	(378)	(1,825)	(8,264)
Surrender charges (refunds)	(5,722)	522	(2,388)	(49,249)
Increase (decrease) in net assets from policy related transactions	353,698	372,069	1,565,315	4,540,221
Total increase (decrease)	751,514	403,704	1,769,332	5,801,606
Net assets as of December 31, 2020	2,433,603	530,504	2,358,240	10,994,240

Increase (decrease) in net assets
Operations:
Net investment income (loss)	27,507	19,330	67,573	247,157
Total realized gains (losses) on investments	186,887	76,198	342,612	995,781
Change in net unrealized appreciation (depreciation)
of investments	532,880	(44,137)	(102,853)	610,243
Net gains (losses) on investments	747,274	51,391	307,332	1,853,181
Net increase (decrease) in net assets resulting from operations	747,274	51,391	307,332	1,853,181
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	921,290	1,367,877	5,945,467	12,639,711
Contract terminations and surrenders	(18,264)	(44,131)	(48,979)	(283,165)
Death benefit payments	(305)	—	—	—
Policy loan transfers	(45,409)	222	6,324	(104,921)
Transfers to other contracts	(120,933)	(529,444)	(1,587,441)	(2,583,477)
Cost of insurance and administration charges	(125,803)	(39,175)	(148,618)	(666,648)
Mortality and expenses charges	(3,048)	(2,923)	(11,074)	(35,818)
Surrender charges (refunds)	(2,363)	(1,641)	(3,163)	(16,041)
Increase (decrease) in net assets from policy related transactions	605,165	750,785	4,152,516	8,949,641
Total increase (decrease)	1,352,439	802,176	4,459,848	10,802,822
Net assets as of December 31, 2021	$3,786,042	$1,332,680	$6,818,088	$21,797,062

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020
	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2060 Class 1 Division	Principal LifeTime Strategic Income Class 1 Division

Net assets as of January 1, 2020	$5,198,815	$2,386,450	$1,726,141	$308,477
Increase (decrease) in net assets
Operations:
Net investment income (loss)	121,210	50,521	34,243	7,735
Total realized gains (losses) on investments	203,238	113,771	82,586	(3,286)
Change in net unrealized appreciation (depreciation)
of investments	779,248	377,240	303,031	18,229
Net gains (losses) on investments	1,103,696	541,532	419,860	22,678
Net increase (decrease) in net assets resulting from operations	1,103,696	541,532	419,860	22,678
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,146,197	1,516,073	1,075,872	386,125
Contract terminations and surrenders	(168,637)	(188,521)	(91,401)	(381)
Death benefit payments	—	—	—	—
Policy loan transfers	(170,629)	43,741	6,957	(12,024)
Transfers to other contracts	(690,617)	(341,847)	(98,436)	(208,842)
Cost of insurance and administration charges	(328,454)	(204,421)	(160,770)	(18,831)
Mortality and expenses charges	(6,278)	(3,599)	(2,564)	(514)
Surrender charges (refunds)	(39,832)	(52,579)	(25,920)	160
Increase (decrease) in net assets from policy related transactions	1,741,750	768,847	703,738	145,693
Total increase (decrease)	2,845,446	1,310,379	1,123,598	168,371
Net assets as of December 31, 2020	8,044,261	3,696,829	2,849,739	476,848

Increase (decrease) in net assets
Operations:
Net investment income (loss)	155,744	59,535	41,606	18,621
Total realized gains (losses) on investments	754,355	357,497	149,248	46,627
Change in net unrealized appreciation (depreciation)
of investments	579,107	334,800	427,852	(33,148)
Net gains (losses) on investments	1,489,206	751,832	618,706	32,100
Net increase (decrease) in net assets resulting from operations	1,489,206	751,832	618,706	32,100
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	6,849,767	3,082,761	1,735,015	904,440
Contract terminations and surrenders	(516,368)	(172,153)	(26,983)	(7,752)
Death benefit payments	—	(292)	—	—
Policy loan transfers	99,122	297	1,750	3,616
Transfers to other contracts	(1,589,449)	(812,847)	(219,251)	(172,051)
Cost of insurance and administration charges	(433,028)	(244,458)	(189,587)	(35,892)
Mortality and expenses charges	(17,077)	(8,246)	(4,607)	(2,228)
Surrender charges (refunds)	(43,076)	(30,489)	(4,456)	422
Increase (decrease) in net assets from policy related transactions	4,349,891	1,814,573	1,291,881	690,555
Total increase (decrease)	5,839,097	2,566,405	1,910,587	722,655
Net assets as of December 31, 2021	$13,883,358	$6,263,234	$4,760,326	$1,199,503

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020
	Putnam VT Growth Opportunities Class IB Division	Putnam VT International Value Fund Class IB Division (1)	Real Estate Securities Class 1 Division	Rydex Basic Materials Division (2)

Net assets as of January 1, 2020	$487,032	$—	$5,322,340	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	288	—	110,758	—
Total realized gains (losses) on investments	72,177	—	275,788	27
Change in net unrealized appreciation (depreciation)
of investments	197,798	—	(476,827)	3,962
Net gains (losses) on investments	270,263	—	(90,281)	3,989
Net increase (decrease) in net assets resulting from operations	270,263	—	(90,281)	3,989
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	942,921	—	2,277,329	21,893
Contract terminations and surrenders	(34,512)	—	(117,403)	—
Death benefit payments	—	—	(13,476)	—
Policy loan transfers	5,968	—	(23,141)	—
Transfers to other contracts	(208,456)	—	(580,665)	(35)
Cost of insurance and administration charges	(42,132)	—	(349,242)	(423)
Mortality and expenses charges	(712)	—	(5,917)	(25)
Surrender charges (refunds)	(9,787)	—	(33,247)	—
Increase (decrease) in net assets from policy related transactions	653,290	—	1,154,238	21,410
Total increase (decrease)	923,553	—	1,063,957	25,399
Net assets as of December 31, 2020	1,410,585	—	6,386,297	25,399

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	23	135,444	433
Total realized gains (losses) on investments	242,155	(11)	627,317	4,350
Change in net unrealized appreciation (depreciation)
of investments	89,681	(231)	2,203,763	2,050
Net gains (losses) on investments	331,836	(219)	2,966,524	6,833
Net increase (decrease) in net assets resulting from operations	331,836	(219)	2,966,524	6,833
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	814,689	14,713	3,810,425	71,528
Contract terminations and surrenders	(42,580)	—	(196,871)	—
Death benefit payments	—	—	(255)	—
Policy loan transfers	(3,095)	—	(47,338)	—
Transfers to other contracts	(322,316)	(1,248)	(976,691)	(7,558)
Cost of insurance and administration charges	(65,987)	(92)	(412,266)	(2,171)
Mortality and expenses charges	(1,956)	(7)	(12,060)	(189)
Surrender charges (refunds)	(9,023)	—	(41,321)	—
Increase (decrease) in net assets from policy related transactions	369,732	13,366	2,123,623	61,610
Total increase (decrease)	701,568	13,147	5,090,147	68,443
Net assets as of December 31, 2021	$2,112,153	$13,147	$11,476,444	$93,842

(1) Commenced operations June 8, 2020.
(2) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020
	Rydex Utilities Division (1)	SAM Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 1 Division

Net assets as of January 1, 2020	$—	$20,914,425	$5,171,386	$24,979,787
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	468,967	129,416	493,720
Total realized gains (losses) on investments	—	603,235	93,855	470,356
Change in net unrealized appreciation (depreciation)
of investments	(15)	1,371,325	295,081	2,690,199
Net gains (losses) on investments	(15)	2,443,527	518,352	3,654,275
Net increase (decrease) in net assets resulting from operations	(15)	2,443,527	518,352	3,654,275
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,792	3,166,118	1,199,177	5,607,972
Contract terminations and surrenders	—	(560,278)	(94,365)	(451,307)
Death benefit payments	—	—	—	(10,905)
Policy loan transfers	—	(105,043)	(81,869)	(114,979)
Transfers to other contracts	(104)	(592,956)	(248,451)	(1,349,567)
Cost of insurance and administration charges	(8)	(1,114,236)	(313,858)	(1,256,800)
Mortality and expenses charges	(1)	(17,704)	(5,477)	(19,936)
Surrender charges (refunds)	—	(158,888)	(26,761)	(127,985)
Increase (decrease) in net assets from policy related transactions	2,679	617,013	428,396	2,276,493
Total increase (decrease)	2,664	3,060,540	946,748	5,930,768
Net assets as of December 31, 2020	2,664	23,974,965	6,118,134	30,910,555

Increase (decrease) in net assets
Operations:
Net investment income (loss)	48	469,709	128,202	421,497
Total realized gains (losses) on investments	68	737,383	181,586	1,273,085
Change in net unrealized appreciation (depreciation)
of investments	396	2,435,982	308,294	3,812,300
Net gains (losses) on investments	512	3,643,074	618,082	5,506,882
Net increase (decrease) in net assets resulting from operations	512	3,643,074	618,082	5,506,882
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,968	7,028,739	1,776,876	5,784,954
Contract terminations and surrenders	—	(267,150)	(125,675)	(1,370,238)
Death benefit payments	—	(20,623)	(46,293)	(7,852)
Policy loan transfers	—	(186,795)	(141,510)	(204,980)
Transfers to other contracts	(1,321)	(1,173,552)	(413,721)	(1,811,405)
Cost of insurance and administration charges	(55)	(1,184,794)	(324,714)	(1,310,488)
Mortality and expenses charges	(3)	(31,031)	(8,368)	(27,561)
Surrender charges (refunds)	—	(66,195)	(16,081)	(280,915)
Increase (decrease) in net assets from policy related transactions	589	4,098,599	700,514	771,515
Total increase (decrease)	1,101	7,741,673	1,318,596	6,278,397
Net assets as of December 31, 2021	$3,765	$31,716,638	$7,436,730	$37,188,952

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020
	SAM Flexible Income Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 1 Division	Short-Term Income Class 1 Division	SmallCap Class 1 Division

Net assets as of January 1, 2020	$4,175,802	$37,635,253	$2,259,269	$2,771,357
Increase (decrease) in net assets
Operations:
Net investment income (loss)	116,163	721,588	81,868	14,884
Total realized gains (losses) on investments	82,277	874,555	(13,989)	201,682
Change in net unrealized appreciation (depreciation)
of investments	115,683	5,126,405	(9,543)	513,128
Net gains (losses) on investments	314,123	6,722,548	58,336	729,694
Net increase (decrease) in net assets resulting from operations	314,123	6,722,548	58,336	729,694
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,644,711	9,594,635	6,506,278	1,030,642
Contract terminations and surrenders	(44,406)	(639,516)	(1,459,024)	(59,997)
Death benefit payments	—	(11,070)	(16,243)	—
Policy loan transfers	(294,892)	(217,319)	(4,350)	(5,527)
Transfers to other contracts	(506,789)	(1,474,981)	(2,726,535)	(392,170)
Cost of insurance and administration charges	(284,407)	(2,029,951)	(224,822)	(161,608)
Mortality and expenses charges	(4,521)	(32,083)	(6,888)	(2,671)
Surrender charges (refunds)	(12,593)	(181,359)	(413,760)	(17,015)
Increase (decrease) in net assets from policy related transactions	497,103	5,008,356	1,654,656	391,654
Total increase (decrease)	811,226	11,730,904	1,712,992	1,121,348
Net assets as of December 31, 2020	4,987,028	49,366,157	3,972,261	3,892,705

Increase (decrease) in net assets
Operations:
Net investment income (loss)	124,822	566,191	100,855	16,797
Total realized gains (losses) on investments	121,437	1,879,521	13,766	261,548
Change in net unrealized appreciation (depreciation)
of investments	109,958	7,770,168	(161,124)	544,508
Net gains (losses) on investments	356,217	10,215,880	(46,503)	822,853
Net increase (decrease) in net assets resulting from operations	356,217	10,215,880	(46,503)	822,853
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,138,239	12,295,295	7,862,880	2,130,991
Contract terminations and surrenders	(81,975)	(701,115)	(38,032)	(63,292)
Death benefit payments	(260)	(73,526)	—	—
Policy loan transfers	70,295	(666,031)	(36,567)	(22,520)
Transfers to other contracts	(723,799)	(2,360,286)	(3,396,753)	(580,842)
Cost of insurance and administration charges	(287,206)	(2,307,265)	(314,592)	(197,430)
Mortality and expenses charges	(6,292)	(47,236)	(17,235)	(5,638)
Surrender charges (refunds)	(16,633)	(129,155)	(8,048)	(13,585)
Increase (decrease) in net assets from policy related transactions	1,092,369	6,010,681	4,051,653	1,247,684
Total increase (decrease)	1,448,586	16,226,561	4,005,150	2,070,537
Net assets as of December 31, 2021	$6,435,614	$65,592,718	$7,977,411	$5,963,242

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020
	T. Rowe Price Health Sciences Portfolio II Division (1)	Templeton Developing Markets VIP Class 2 Division (1)	Templeton Foreign VIP Class 2 Division (1)	Templeton Global Bond VIP Class 2 Division

Net assets as of January 1, 2020	$—	$—	$—	$1,867,176
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	172	62	157,288
Total realized gains (losses) on investments	11,164	259	336	(61,915)
Change in net unrealized appreciation (depreciation)
of investments	1,805	8,267	1,519	(197,151)
Net gains (losses) on investments	12,969	8,698	1,917	(101,778)
Net increase (decrease) in net assets resulting from operations	12,969	8,698	1,917	(101,778)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	156,767	80,922	16,097	724,578
Contract terminations and surrenders	—	—	—	(46,875)
Death benefit payments	—	—	—	(10,136)
Policy loan transfers	(15,988)	—	—	(17,778)
Transfers to other contracts	(4,946)	(20,378)	(5,553)	(290,118)
Cost of insurance and administration charges	(816)	(1,397)	(277)	(110,982)
Mortality and expenses charges	(14)	(81)	(16)	(1,799)
Surrender charges (refunds)	—	—	—	(13,293)
Increase (decrease) in net assets from policy related transactions	135,003	59,066	10,251	233,597
Total increase (decrease)	147,972	67,764	12,168	131,819
Net assets as of December 31, 2020	147,972	67,764	12,168	1,998,995

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	856	636	—
Total realized gains (losses) on investments	22,355	3,071	1,611	(54,303)
Change in net unrealized appreciation (depreciation)
of investments	(1,230)	(21,802)	(3,458)	(47,064)
Net gains (losses) on investments	21,125	(17,875)	(1,211)	(101,367)
Net increase (decrease) in net assets resulting from operations	21,125	(17,875)	(1,211)	(101,367)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	141,149	216,463	58,141	573,355
Contract terminations and surrenders	(408)	-	—	(49,856)
Death benefit payments	—	—	—	—
Policy loan transfers	(27,779)	—	—	15,279
Transfers to other contracts	(52,994)	(19,354)	(24,118)	(344,276)
Cost of insurance and administration charges	(5,384)	(4,819)	(1,661)	(100,704)
Mortality and expenses charges	(338)	(417)	(146)	(2,172)
Surrender charges (refunds)	22	—	—	(10,550)
Increase (decrease) in net assets from policy related transactions	54,268	191,873	32,216	81,076
Total increase (decrease)	75,393	173,998	31,005	(20,291)
Net assets as of December 31, 2021	$223,365	$241,762	$43,173	$1,978,704

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020
	TOPS Managed Risk Balanced ETF Class 2 Division	TOPS Managed Risk Growth ETF Class 2 Division	TOPS Managed Risk Moderate Growth ETF Class 2 Division	VanEck Global Resources Class S Division (1)

Net assets as of January 1, 2020	$571,816	$2,110,803	$1,110,166	$567,902
Increase (decrease) in net assets
Operations:
Net investment income (loss)	11,242	46,258	31,441	4,052
Total realized gains (losses) on investments	(4,243)	(19,397)	11,265	(47,690)
Change in net unrealized appreciation (depreciation)
of investments	9,257	96,832	49,089	205,275
Net gains (losses) on investments	16,256	123,693	91,795	161,637
Net increase (decrease) in net assets resulting from operations	16,256	123,693	91,795	161,637
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	110,784	361,730	371,235	431,124
Contract terminations and surrenders	(6,764)	(10,768)	(9,230)	(13,819)
Death benefit payments	—	—	—	—
Policy loan transfers	—	(1,838)	474	13,133
Transfers to other contracts	(132,347)	(7,881)	(6,250)	(114,869)
Cost of insurance and administration charges	(22,356)	(195,259)	(69,468)	(46,695)
Mortality and expenses charges	(325)	(3,046)	(882)	(715)
Surrender charges (refunds)	(1,918)	(3,053)	(2,618)	(3,919)
Increase (decrease) in net assets from policy related transactions	(52,926)	139,885	283,261	264,240
Total increase (decrease)	(36,670)	263,578	375,056	425,877
Net assets as of December 31, 2020	535,146	2,374,381	1,485,222	993,779

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,254	27,417	18,226	4,383
Total realized gains (losses) on investments	9,915	28,421	19,993	20,805
Change in net unrealized appreciation (depreciation)
of investments	29,478	230,995	124,929	169,334
Net gains (losses) on investments	45,647	286,833	163,148	194,522
Net increase (decrease) in net assets resulting from operations	45,647	286,833	163,148	194,522
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	113,997	362,798	239,770	480,722
Contract terminations and surrenders	(62,381)	(9,482)	(696)	(61,019)
Death benefit payments	(258)	(263)	(262)	(269)
Policy loan transfers	—	(1,531)	1	(1,110)
Transfers to other contracts	(75)	(150,046)	(144,283)	(124,848)
Cost of insurance and administration charges	(27,959)	(200,875)	(65,646)	(52,254)
Mortality and expenses charges	(413)	(3,934)	(1,072)	(946)
Surrender charges (refunds)	(13,201)	(2,132)	(147)	(12,912)
Increase (decrease) in net assets from policy related transactions	9,710	(5,465)	27,665	227,364
Total increase (decrease)	55,357	281,368	190,813	421,886
Net assets as of December 31, 2021	$590,503	$2,655,749	$1,676,035	$1,415,665

(1) Represented the operations of VanEck Global Hard Assets Class S Division until June 7, 2021.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020
	VanEck Global Resources Initial Class Division (1)	Vanguard VIF Balanced Division (2)	Vanguard VIF Global Bond Index Portfolio Division (2)	Vanguard VIF Mid-Cap Index Division (3)

Net assets as of January 1, 2020	$—	$—	$—	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	3,234
Total realized gains (losses) on investments	1	343	—	59,756
Change in net unrealized appreciation (depreciation)
of investments	142	3,306	—	225,351
Net gains (losses) on investments	143	3,649	—	288,341
Net increase (decrease) in net assets resulting from operations	143	3,649	—	288,341
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,532	98,466	—	2,091,923
Contract terminations and surrenders	—	—	—	(1,954)
Death benefit payments	—	—	—	—
Policy loan transfers	—	—	—	(1,889)
Transfers to other contracts	—	(17,231)	—	(579,942)
Cost of insurance and administration charges	(7)	(835)	—	(33,981)
Mortality and expenses charges	(1)	(49)	—	(1,964)
Surrender charges (refunds)	—	—	—	821
Increase (decrease) in net assets from policy related transactions	1,524	80,351	—	1,473,014
Total increase (decrease)	1,667	84,000	—	1,761,355
Net assets as of December 31, 2020	1,667	84,000	—	1,761,355

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	4,033	519	35,065
Total realized gains (losses) on investments	66	16,144	(660)	431,281
Change in net unrealized appreciation (depreciation)
of investments	612	26,705	(130)	366,086
Net gains (losses) on investments	686	46,882	(271)	832,432
Net increase (decrease) in net assets resulting from operations	686	46,882	(271)	832,432
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	9,265	370,373	226,691	5,794,585
Contract terminations and surrenders	—	-	—	(74,326)
Death benefit payments	—	—	—	—
Policy loan transfers	—	—	—	—
Transfers to other contracts	(1,840)	(27,125)	(18,768)	(1,138,067)
Cost of insurance and administration charges	(228)	(20,316)	(2,558)	(153,811)
Mortality and expenses charges	(20)	(477)	(225)	(13,359)
Surrender charges (refunds)	—	—	—	4,043
Increase (decrease) in net assets from policy related transactions	7,177	322,455	205,140	4,419,065
Total increase (decrease)	7,863	369,337	204,869	5,251,497
Net assets as of December 31, 2021	$9,530	$453,337	$204,869	$7,012,852

(1) Commenced operations January 1, 2020; represented the operations of VanEck Global Hard Assets Initial Class Division until June 7, 2021.
(2) Commenced operations June 8, 2020.
(3) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020
Wanger International Division

Net assets as of January 1, 2020	$777,169
Increase (decrease) in net assets
Operations:
Net investment income (loss)	14,205
Total realized gains (losses) on investments	(42,305)
Change in net unrealized appreciation (depreciation)
of investments	150,524
Net gains (losses) on investments	122,424
Net increase (decrease) in net assets resulting from operations	122,424
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	319,656
Contract terminations and surrenders	(8,972)
Death benefit payments	—
Policy loan transfers	(2,957)
Transfers to other contracts	(259,634)
Cost of insurance and administration charges	(45,825)
Mortality and expenses charges	(771)
Surrender charges (refunds)	(2,544)
Increase (decrease) in net assets from policy related transactions	(1,047)
Total increase (decrease)	121,377
Net assets as of December 31, 2020	898,546

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,905
Total realized gains (losses) on investments	27,657
Change in net unrealized appreciation (depreciation)
of investments	146,388
Net gains (losses) on investments	179,950
Net increase (decrease) in net assets resulting from operations	179,950
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	347,912
Contract terminations and surrenders	(1,709)
Death benefit payments	—
Policy loan transfers	(7,596)
Transfers to other contracts	(100,739)
Cost of insurance and administration charges	(46,125)
Mortality and expenses charges	(1,044)
Surrender charges (refunds)	(362)
Increase (decrease) in net assets from policy related transactions	190,337
Total increase (decrease)	370,287
Net assets as of December 31, 2021	$1,268,833

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021
1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal National Life Insurance Company Variable Life Separate Account (“the Separate Account”) is a segregated investment account of Principal National Life Insurance Company (“Principal National”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of the Separate Account invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2021, contractholder investment options included the following diversified open-end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1: (1)
Bond Market Index Account (5)
Core Plus Bond Account
Diversified International Account
Equity Income Account
Government & High Quality Bond Account
International Emerging Markets Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
MidCap Account
Principal Capital Appreciation Account
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime 2060 Account
Principal LifeTime Strategic Income Account
Real Estate Securities Account
Short-Term Income Account
SmallCap Account
Strategic Asset Management (“SAM”) Portfolios:
Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio
AllianceBernstein Variable Product Series Fund, Inc.:
Global Thematic Growth Portfolio – Class A (5)
International Growth Portfolio – Class A (5)
International Value Portfolio – Class A
Small Cap Growth Portfolio – Class A
Small/Mid Cap Value Portfolio – Class A
American Century:
VP Capital Appreciation Fund – Class II
VP Disciplined Core Value Fund – Class II (8)
VP Inflation Protection Fund – Class II
VP International Fund – Class II (5)
VP Mid Cap Value Fund – Class II
VP Value Fund – Class II

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021
American Funds Insurance Series:
Capital World Bond Fund – Class 2 Shares (5)
Global Balanced Fund – Class 2 Shares (2)
Growth Fund – Class 2 Shares
International Fund – Class 2 Shares
New World Fund – Class 2 Shares
Washington Mutual Investors Fund – Class 2 Shares (9)
BNY Mellon Investment Portfolio:
MidCap Stock Portfolio – Service Shares
Technology Growth Portfolio - Service Shares (5)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Shares (5)
BNY Mellon Variable Investment Fund Appreciation Portfolio – Service Shares (5)
Calvert VP Portfolio:
EAFE International Index Portfolio – Class F (5)
Investment Grade Bond Index – Class I
Russell 2000 Small Cap Index – Class F
S&P 500 Index
S&P MidCap 400 Index – Class F
ClearBridge Variable:
Mid Cap Portfolio – Class I Shares
Small Cap Growth Portfolio – Class I Shares (5)
Delaware VIP® Trust Series:
Small Cap Value – Service Class
DWS Variable Series II:
Alternative Asset Allocation VIP – Class B (5)
Small Mid Cap Value VIP – Class B
Fidelity® Variable Insurance Products:
Contrafund® Portfolio – Service Class 2
Equity-Income Portfolio – Service Class 2
Extended Market Index – Service Class 2 (4)
Government Money Market Portfolio – Service Class
High Income Portfolio – Service Class 2
International Index – Service Class 2 (4)
    Mid Cap Portfolio – Service Class 2
    Strategic Income Portfolio – Service Class 2 (5)
    Total Market Index – Service Class 2 (4)
Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Fund – Class 2 (5)
Franklin Mutual Global Discovery VIP Fund – Class 2
Franklin Mutual Shares VIP Fund – Class 2 (5)
Franklin Rising Dividends VIP Fund – Class 2
Franklin Small Cap Value VIP Fund – Class 2
Franklin Strategic Income VIP Fund – Class 2 (5)
Franklin US Government Securities VIP Fund – Class 2 (5)
Templeton Developing Markets VIP Fund – Class 2 (5)
Templeton Foreign VIP Fund – Class 2 (5)
Templeton Global Bond VIP Fund – Class 2
Invesco V.I. Fund:
American Franchise Fund – Series II Shares
American Value Fund – Series I Shares
Core Equity Fund – Series II Shares
Discovery Mid Cap Growth Fund – Series I Shares (6) (10)
Global Real Estate Fund – Series I Shares (5)

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021
Health Care Fund – Series I Shares
International Growth Fund – Series I Shares (5)
Main Street Mid Cap Fund – Series II Shares (11)
Main Street Small Cap Fund – Series II (12)
Small Cap Equity Fund – Series I Shares (5)
Janus Henderson Series:
Balanced Portfolio – Service Shares (5)
Enterprise Portfolio – Service Shares (2)
Flexible Bond Portfolio – Service Shares (5)
Forty Portfolio – Service Shares
Global Research Portfolio – Service Shares (5)
Global Technology and Innovation Portfolio – Service Shares (4)
Lord Abbett Series Fund:
    Developing Growth Portfolio – Class VC
MFS ®:
    Blended Research Small Cap Equity Portfolio – Service Class
Global Equity Series – Service Class (5)
Growth Series – Service Class (5)
Inflation-Adjusted Bond Portfolio – Service Class (5)
International Intrinsic Value Portfolio – Service Class (5)
Mid Cap Value Portfolio – Service Class
New Discovery Series – Service Class
New Discovery Value Portfolio – Service Class
Research International Series – Service Class (5)
Total Return Series – Service Class (5)
Utilities Series – Service Class
Value Series – Service Class (5)
Neuberger Berman Advisors Management Trust:
MidCap Growth Portfolio – Class S (5)
Sustainable Equity Portfolio – I Class Shares (3)
PIMCO:
All Asset Portfolio – Administrative Class (5)
Commodity Real Return Strategy Portfolio – Administrative Class (5)
Emerging Markets Bond Portfolio – Administrative Class (5)
High Yield Portfolio – Administrative Class (5)
Long-Term U.S. Government Portfolio – Administrative Class (5)
Low Duration Portfolio – Administrative Class (5)
Real Return Portfolio – Administrative Class (5)
Short-Term Portfolio – Administrative Class (5)
Total Return Portfolio – Administrative Class (5)
Putnam Variable Trust:
Growth Opportunities Fund – Class IB
International Value Fund – Class IB (7)
Rydex VI Fund:
Rydex Basic Materials (5)
Rydex Utilities (5)
T. Rowe Price Health Sciences Portfolio – II (5)

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021
TOPS Managed Risk Series:
Balanced ETF Portfolio – Class 2
Growth ETF Portfolio – Class 2
Moderate Growth ETF Portfolio – Class 2
VanEck VIP Trust:
Global Resources Fund – Class S (13)
Global Resources Fund – Initial Class Shares (5) (14)
Vanguard Variable Insurance Fund:
Balanced Portfolio (7)
Global Bond Index Portfolio (7)
Mid-Cap Index Portfolio (5)
Wanger International

(1)    Organized by Principal National.
(2)    Commenced operations June 11, 2018.
(3)    Commenced operations April 29, 2019.
(4)    Commenced operations June 7, 2019.
(5)    Commenced operations January 1, 2020.
(6)    Commenced operations April 30, 2020.
(7)    Commenced operations June 8, 2020.
(8)     Represented the operations of American Century VP Income & Growth Class II Division until June 7, 2021.
(9)    Represented the operations of American Funds Insurance Series Blue Chip Income and Growth Fund Class 2 Division until June 7, 2021.
(10)    Represented the operations of Invesco Oppenheimer VI Discovery Mid Cap Growth Division until June 7, 2021.
(11)    Represented the operations of Invesco Mid Cap Core Equity Series II Division until June 7, 2021.
(12)    Represented the operations of Invesco Oppenheimer Main Street Small Cap Series II Division until June 7, 2021.
(13)    Represented the operations of VanEck Global Hard Assets Class S Division until June 7, 2021.
(14)    Represented the operations of VanEck Global Hard Assets Initial Class Division until June 7, 2021.

        Commenced operations date is the date the division became available to contractholders.

During 2021, the following divisions were liquidated and subsequently reinvested:

Date	Liquidation Division	Reinvested Division	Transferred Assets
May 1, 2021	Delaware High Yield Service Class	Lincoln Delaware High Yield	$7,776
May 1, 2021	Delaware Smid Cap Core Service Class	Lincoln Delaware Smid Cap Core	2,777,812
July 24, 2021	Lincoln Delaware High Yield	PIMCO High Yield Administrative Class	14,104
July 24, 2021	Lincoln Delaware Smid Cap Core	Janus Henderson Enterprise Service Shares	2,723,143

The assets of the Separate Account are owned by Principal National. The assets of the Separate Account support the following variable life insurance contracts of Principal National and may not be used to satisfy the liabilities arising from any other business of Principal National:

•Principal® Executive Variable Universal Life III;
•Principal® Variable Universal Life Income III and
•Principal® Variable Universal Life Income IV

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021
Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of the Separate Account in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

The outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. These events present material uncertainty and risk with respect to the Separate Account performance and financial results.

Investments

Investments are stated at the closing net asset value (“NAV”) per share on December 31, 2021. Realized capital gains (losses) on sales of investments are determined on the basis of specific identification under the first-in, first-out method. Investment transactions are accounted for on a trade date basis. Dividends and realized gains (losses) on investments are recognized on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the funds on the payable date.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
•Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, all investments are reflected in Level 1 of the fair value hierarchy.

2. Expenses and Related Party Transactions

Principal National is compensated for the following expenses and charges:

Principal® Variable Universal Life Income III contracts - Asset based charges assumed by Principal National are compensated for by a monthly charge equivalent to an annual rate of 0.15% of the asset value of each policy through the tenth policy year. The current administrative charge is $25 per month during the first policy year. After the first policy year, the administration charge is $10 per month. A cost of insurance charge, which is based on Principal National’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 4.25% of premiums paid up to target premium is deducted from each payment on behalf of each participant during the first policy year. In policy years two and later, the sales charge is 3.00% of premiums paid up to target premium. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal National prior to their transfer to the Separate Account.

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021
Principal® Variable Universal Life Income IV contracts - The current administrative charge is $25 per month during the first policy year. After the first policy year, the administration charge is $10 per month. A cost of insurance charge, which is based on Principal National’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 4.00% of premiums paid up to target premium is deducted from each payment on behalf of each participant during the first policy year. In policy years two and later, the sales charge is 2.00% of premiums paid up to target premium. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal National prior to their transfer to the Separate Account.

Principal® Executive Variable Universal Life III contracts - Principal National assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted monthly at an annual rate of 0.35% of the net policy value to cover this risk. A cost of insurance charge, which is based on the Company's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first year, a sales charge of 3.00% of premiums paid is deducted from each payment on behalf of each participant. In years two through seven, a sales charge of 6.50% of premiums paid is deducted from each payment on behalf of each participant. After year seven, a sales charge of 2.50% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 3.25% for federal, state and local taxes is deducted from each payment on behalf of each participant. The sales and tax charge are deducted from contributions by Principal National prior to their transfer to the Separate Account.

During the year ended December 31, 2021, investment advisory and management fees were paid indirectly to Principal Global Investors, LLC (“Manager”) (wholly owned indirectly by Principal Financial Services, Inc.) in its capacity as advisor to Principal Variable Contracts Funds, Inc. A portion of the management fee is paid by the Manager to the sub-advisor of each of the divisions, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion. The Principal LifeTime divisions do not pay investment advisory and management fees.

The annual rates used in this calculation for each of the other divisions are shown in the following tables.

	Net Assets
	(in millions)
	First $100	Next $100	Next $100	Next $100	Thereafter
Core Plus Bond	0.50%	0.45%	0.40%	0.35%	0.30%
Equity Income	0.60	0.55	0.50	0.45	0.40
Government & High Quality Bond	0.50	0.48	0.46	0.45	0.44
LargeCap Growth I	0.80	0.75	0.70	0.65	0.60
MidCap	0.65	0.60	0.55	0.50	0.45
Real Estate Securities	0.83	0.78	0.73	0.70	0.68
SmallCap	0.85	0.80	0.75	0.70	0.65

	Net Assets
	(in millions)
	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets	1.10	1.05	1.00	0.95	0.90

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	Net Assets
	(in millions)
	First $500	Over $500		All Net Assets
Principal Capital Appreciation	0.625%	0.500%	Bond Market Index	0.14%
Short-Term Income	0.450	0.390	LargeCap S&P 500 Index	0.25

The Manager has contractually agreed to waive the Separate Account’s management and investment advisory fees for certain of the divisions. The expense waiver will reduce the Separate Account’s management and investment advisory fees by the following amounts:

	From January 1, 2021 through December 31, 2021
	All Classes	Expiration
LargeCap Growth I	0.016%	April 30, 2022

The Manager has contractually agreed to limit the expenses (excluding interest expense, expense related to fund investments, acquired fund fees and expenses and other extraordinary expenses) for certain classes of shares of certain of the divisions. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the divisions through the fiscal year end, provided no reimbursement will be made if it would result in the divisions exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits were as follows:

	From January 1, 2021 through December 31, 2021
	Class 1	Expiration
International Emerging Markets	1.20%	April 30, 2022
LargeCap Growth I	0.69	April 30, 2022
Principal LifeTime 2060	0.10	April 30, 2022

Reinsurance

A modified coinsurance reinsurance agreement is in place between Principal Life Insurance Company and Principal National for the Separate Account.

3. Federal Income Taxes

The operations of the Separate Account are a part of the operations of Principal National. Under current practice, no federal income taxes are allocated by Principal National to the operations of the Separate Account.

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021
4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the year ended December 31, 2021:

Division	Purchases	Sales

AllianceBernstein Global Thematic Growth Class A	$172,424	$32,443

AllianceBernstein International Growth Class A	$8,429	$1,570

AllianceBernstein International Value Class A	$312,532	$191,391

AllianceBernstein Small Cap Growth Class A	$133,384	$61,394

AllianceBernstein Small/Mid Cap Value Class A	$1,594,349	$1,007,179

American Century VP Capital Appreciation Class II	$643,393	$239,319

American Century VP Disciplined Core Value Class II	$810,232	$281,034

American Century VP Inflation Protection Class II	$409,554	$188,963

American Century VP International Class II	$18,378	$3,365

American Century VP Mid Cap Value Class II	$1,658,663	$870,437

American Century VP Value Class II	$382,296	$190,298

American Funds Insurance Series Capital World Bond Fund Class 2	$184,574	$59,958

American Funds Insurance Series Global Balanced Class 2	$147,207	$48,002

American Funds Insurance Series Growth Fund Class 2	$5,195,004	$1,176,041

American Funds Insurance Series International Fund Class 2	$1,187,592	$486,460

American Funds Insurance Series New World Fund Class 2	$2,680,269	$1,204,715

American Funds Insurance Series Washington Mutual Investors Class 2	$1,979,220	$898,009

BNY Mellon IP MidCap Stock Service Shares	$106,052	$54,228

BNY Mellon IP Technology Growth Service Shares	$105,662	$24,150

BNY Mellon Sustainable U.S. Equity Service Shares	$13,242	$1,438

BNY Mellon VIF Appreciation Service Shares	$45,940	$16,927

Bond Market Index Class 1	$1,388,470	$632,142

Calvert EAFE International Index Class F	$542,922	$150,376

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

Division	Purchases	Sales

Calvert Investment Grade Bond Index Class I	$517,280	$374,241

Calvert Russell 2000 Small Cap Index Class F	$3,056,624	$1,424,620

Calvert S&P 500 Index	$38,572	$70,464

Calvert S&P MidCap 400 Index Class F	$914,625	$532,629

ClearBridge Mid Cap Class I	$553,879	$71,569

ClearBridge Small Cap Growth Class I	$1,958,200	$591,725

Core Plus Bond Class 1	$3,248,014	$1,942,632

Delaware Small Cap Value Service Class	$878,273	$478,108

Diversified International Class 1	$2,961,590	$753,857

DWS Alternative Asset Allocation Class B	$38,793	$36,604

DWS Small Mid Cap Value Class B	$161,848	$109,498

Equity Income Class 1	$6,244,387	$2,151,450

Fidelity VIP Contrafund Service Class 2	$5,341,293	$2,334,507

Fidelity VIP Equity-Income Service Class 2	$1,258,640	$378,923

Fidelity VIP Extended Market Index Service Class 2	$371,843	$71,880

Fidelity VIP Government Money Market Service Class	$92,903,928	$87,746,981

Fidelity VIP High Income Service Class 2	$1,417,600	$623,394

Fidelity VIP International Index Service Class 2	$1,196,049	$234,626

Fidelity VIP Mid Cap Service Class 2	$2,968,549	$1,219,880

Fidelity VIP Strategic Income Service Class 2	$948,725	$254,917

Fidelity VIP Total Market Index Service Class 2	$1,290,505	$247,185

Franklin Income VIP Class 2	$148,748	$28,933

Franklin Mutual Global Discovery VIP Class 2	$536,627	$286,110

Franklin Mutual Shares Class 2	$14	$1,278

Franklin Rising Dividends VIP Class 2	$1,189,784	$583,335

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

Division	Purchases	Sales

Franklin Small Cap Value VIP Class 2	$723,514	$361,629

Franklin Strategic Income VIP Class 2	$179,832	$66,936

Franklin US Government Fund Class 2	$99	$3

Government & High Quality Bond Class 1	$1,150,046	$728,247

International Emerging Markets Class 1	$1,978,105	$787,923

Invesco American Franchise Series II	$174,977	$31,900

Invesco American Value Series I	$66,116	$37,848

Invesco Core Equity Series II	$88,282	$28,129

Invesco Discovery Mid Cap Growth Series I	$1,104,132	$96,121

Invesco Global Real Estate Series I	$151,766	$122,984

Invesco Health Care Series I	$1,689,765	$613,311

Invesco International Growth Series I	$76,122	$31,230

Invesco Main Street Mid Cap Series II	$272,323	$60,159

Invesco Main Street Small Cap Series II	$535,194	$178,112

Invesco Small Cap Equity Series I	$55,659	$310

Janus Henderson Balanced Service Shares	$1,450,029	$335,743

Janus Henderson Enterprise Service Shares	$5,676,992	$843,901

Janus Henderson Flexible Bond Service Shares	$983,677	$338,933

Janus Henderson Forty Service Shares	$2,194,438	$987,361

Janus Henderson Global Research Service Shares	$98,764	$20,368

Janus Henderson Global Technology and Innovation Service Shares	$2,458,614	$729,241

LargeCap Growth I Class 1	$12,253,864	$3,234,562

LargeCap S&P 500 Index Class 1	$22,714,982	$4,391,817

Lord Abbett Series Fund Developing Growth Class VC	$1,748,501	$513,831

MFS Blended Research Small Cap Equity Service Class	$457,369	$211,682

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

Division	Purchases	Sales

MFS Global Equity Service Class	$242,085	$28,152

MFS Growth Service Class	$2,377,773	$142,753

MFS Inflation-Adjusted Bond Service Class	$32,480	$12,323

MFS International Intrinsic Value Service Class	$995,813	$164,436

MFS Mid Cap Value Portfolio Service Class	$1,211,259	$285,843

MFS New Discovery Service Class	$940,544	$379,589

MFS New Discovery Value Service Class	$494,198	$308,291

MFS Research International Portfolio Service Class	$248,384	$70,594

MFS Total Return Service Class	$31,421	$13,218

MFS Utilities Service Class	$1,205,148	$513,150

MFS Value Service Class	$881,130	$32,447

MidCap Class 1	$2,381,401	$927,529

Neuberger Berman AMT MidCap Growth Portfolio S Class	$25,914	$7,263

Neuberger Berman AMT Sustainable Equity I Class	$88,709	$41,569

PIMCO All Asset Administrative Class	$22,047	$100

PIMCO Commodity Real Return Strategy Administrative Class	$98,146	$16,563

PIMCO Emerging Market Bond Administrative Class	$29,065	$6,381

PIMCO High Yield Administrative Class	$2,003,840	$384,175

PIMCO Long Term U.S. Government Administrative Class	$181,713	$10,746

PIMCO Low Duration Administrative Class	$454,226	$121,683

PIMCO Real Return Administrative Class	$586,746	$79,889

PIMCO Short-Term Administrative Class	$760,278	$196,558

PIMCO Total Return Administrative Class	$702,159	$323,935

Principal Capital Appreciation Class 1	$1,073,093	$316,125

Principal LifeTime 2010 Class 1	$1,448,307	$617,092

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

Division	Purchases	Sales

Principal LifeTime 2020 Class 1	$6,246,278	$1,792,951

Principal LifeTime 2030 Class 1	$13,527,524	$3,690,070

Principal LifeTime 2040 Class 1	$7,400,035	$2,499,876

Principal LifeTime 2050 Class 1	$3,308,743	$1,268,188

Principal LifeTime 2060 Class 1	$1,876,972	$443,134

Principal LifeTime Strategic Income Class 1	$964,358	$213,885

Putnam VT Growth Opportunities Class IB	$953,678	$444,957

Putnam VT International Value Fund Class IB	$14,751	$1,347

Real Estate Securities Class 1	$4,559,101	$1,686,802

Rydex Basic Materials	$73,879	$9,918

Rydex Utilities	$2,016	$1,379

SAM Balanced Portfolio Class 1	$8,131,738	$2,930,140

SAM Conservative Balanced Portfolio Class 1	$1,995,426	$1,076,362

SAM Conservative Growth Portfolio Class 1	$6,901,871	$5,013,439

SAM Flexible Income Portfolio Class 1	$2,344,356	$1,045,870

SAM Strategic Growth Portfolio Class 1	$14,141,674	$6,284,614

Short-Term Income Class 1	$7,993,815	$3,811,227

SmallCap Class 1	$2,313,066	$883,307

T. Rowe Price Health Sciences Portfolio II	$157,404	$86,881

Templeton Developing Markets VIP Class 2	$219,281	$24,590

Templeton Foreign VIP Class 2	$58,777	$25,925

Templeton Global Bond VIP Class 2	$573,355	$492,279

TOPS Managed Risk Balanced ETF Class 2	$120,251	$104,287

TOPS Managed Risk Growth ETF Class 2	$390,215	$368,263

TOPS Managed Risk Moderate Growth ETF Class 2	$257,996	$212,105

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

Division	Purchases	Sales

VanEck Global Resources Class S	$485,105	$253,358

VanEck Global Resources Initial Class	$9,273	$2,088

Vanguard VIF Balanced	$385,597	$47,918

Vanguard VIF Global Bond Index Portfolio	$227,597	$21,551

Vanguard VIF Mid-Cap Index	$6,038,917	$1,375,520

Wanger International	$369,925	$157,575

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021
5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

	2021			2020
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

AllianceBernstein Global Thematic Growth Class A	4,697	923	3,774	1,127	138	989

AllianceBernstein International Growth Class A	451	84	367	—	—	—

AllianceBernstein International Value Class A	30,489	20,941	9,548	51,323	39,483	11,840

AllianceBernstein Small Cap Growth Class A	785	1,032	(247)	1,586	588	998

AllianceBernstein Small/Mid Cap Value Class A	46,445	29,883	16,562	40,596	22,401	18,195

American Century VP Capital Appreciation Class II	19,610	9,111	10,499	10,881	3,979	6,902

American Century VP Disciplined Core Value Class II	12,706	6,626	6,080	12,200	5,440	6,760

American Century VP Inflation Protection Class II	26,180	12,927	13,253	12,268	6,875	5,393

American Century VP International Class II	501	96	405	5	—	5

American Century VP Mid Cap Value Class II	37,309	20,136	17,173	32,427	14,063	18,364

American Century VP Value Class II	8,288	4,503	3,785	11,268	5,653	5,615

American Funds Insurance Series Capital World Bond Fund Class 2	15,060	5,052	10,008	10,365	1,467	8,898

American Funds Insurance Series Global Balanced Class 2	9,818	3,639	6,179	8,263	2,179	6,084

American Funds Insurance Series Growth Fund Class 2	110,729	32,694	78,035	88,729	38,176	50,553

American Funds Insurance Series International Fund Class 2	71,682	31,135	40,547	64,449	29,463	34,986

American Funds Insurance Series New World Fund Class 2	143,943	68,169	75,774	107,833	41,701	66,132

American Funds Insurance Series Washington Mutual Investors Class 2	107,177	50,579	56,598	108,055	47,646	60,409

BNY Mellon IP MidCap Stock Service Shares	5,606	2,977	2,629	6,661	5,890	771

BNY Mellon IP Technology Growth Service Shares	1,698	428	1,270	1,808	35	1,773

BNY Mellon Sustainable U.S. Equity Service Shares	280	32	248	81	4	77

BNY Mellon VIF Appreciation Service Shares	817	335	482	1,514	365	1,149

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	2021			2020
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

Bond Market Index Class 1	106,713	49,884	56,829	109,553	18,123	91,430

Calvert EAFE International Index Class F	34,386	9,187	25,199	19,191	4,972	14,219

Calvert Investment Grade Bond Index Class I	38,549	29,938	8,611	81,829	46,129	35,700

Calvert Russell 2000 Small Cap Index Class F	79,050	38,974	40,076	53,199	21,959	31,240

Calvert S&P 500 Index	564	2,533	(1,969)	1,094	2,758	(1,664)

Calvert S&P MidCap 400 Index Class F	21,770	15,261	6,509	27,016	16,925	10,091

ClearBridge Mid Cap Class I	24,218	3,905	20,313	15,714	7,123	8,591

ClearBridge Small Cap Growth Class I	52,249	17,815	34,434	33,553	7,538	26,015

Core Plus Bond Class 1	98,895	63,309	35,586	93,777	37,972	55,805

Delaware Small Cap Value Service Class	25,144	14,082	11,062	25,812	18,338	7,474

Diversified International Class 1	71,208	18,785	52,423	45,235	24,476	20,759

DWS Alternative Asset Allocation Class B	3,182	2,940	242	1,478	570	908

DWS Small Mid Cap Value Class B	5,948	4,084	1,864	6,112	2,728	3,384

Equity Income Class 1	182,752	65,253	117,499	128,552	51,388	77,164

Fidelity VIP Contrafund Service Class 2	51,313	33,774	17,539	58,549	39,384	19,165

Fidelity VIP Equity-Income Service Class 2	23,997	10,093	13,904	23,006	8,451	14,555

Fidelity VIP Extended Market Index Service Class 2	23,550	4,784	18,766	12,432	9,315	3,117

Fidelity VIP Government Money Market Service Class	8,891,097	8,397,717	493,380	6,067,598	5,405,338	662,260

Fidelity VIP High Income Service Class 2	35,448	17,884	17,564	112,661	103,576	9,085

Fidelity VIP International Index Service Class 2	88,926	18,084	70,842	52,587	19,048	33,539

Fidelity VIP Mid Cap Service Class 2	26,897	18,308	8,589	33,495	21,037	12,458

Fidelity VIP Strategic Income Service Class 2	74,253	20,969	53,284	58,840	12,720	46,120

Fidelity VIP Total Market Index Service Class 2	81,290	16,500	64,790	81,240	15,916	65,324

Franklin Income VIP Class 2	3,809	815	2,994	4,095	1,935	2,160

Franklin Mutual Global Discovery VIP Class 2	11,021	6,892	4,129	16,685	12,168	4,517

Franklin Mutual Shares Class 2	1	44	(43)	47	4	43

Franklin Rising Dividends VIP Class 2	19,711	11,375	8,336	19,421	17,541	1,880

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	2021			2020
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

Franklin Small Cap Value VIP Class 2	12,387	6,575	5,812	11,591	4,792	6,799

Franklin Strategic Income VIP Class 2	9,649	3,678	5,971	8,659	5,364	3,295

Franklin US Government Fund Class 2	8	—	8	—	—	—

Government & High Quality Bond Class 1	73,053	48,348	24,705	87,929	62,123	25,806

International Emerging Markets Class 1	35,226	14,643	20,583	24,084	21,359	2,725

Invesco American Franchise Series II	2,407	435	1,972	3,556	2,142	1,414

Invesco American Value Series I	4,673	2,616	2,057	5,118	1,135	3,983

Invesco Core Equity Series II	1,564	553	1,011	1,554	484	1,070

Invesco Discovery Mid Cap Growth Series I	58,970	5,626	53,344	4,107	143	3,964

Invesco Global Real Estate Series I	10,899	9,167	1,732	9,106	1,958	7,148

Invesco Health Care Series I	25,580	13,798	11,782	29,240	20,826	8,414

Invesco International Growth Series I	1,750	754	996	4,646	3,550	1,096

Invesco Main Street Mid Cap Series II	8,878	1,976	6,902	5,057	2,084	2,973

Invesco Main Street Small Cap Series II	10,701	4,301	6,400	9,708	6,229	3,479

Invesco Small Cap Equity Series I	1,676	9	1,667	—	—	—

Janus Henderson Balanced Service Shares	29,450	6,536	22,914	18,862	5,198	13,664

Janus Henderson Enterprise Service Shares	86,856	13,240	73,616	38,441	12,288	26,153

Janus Henderson Flexible Bond Service Shares	36,990	13,003	23,987	16,289	5,748	10,541

Janus Henderson Forty Service Shares	30,373	20,843	9,530	35,771	25,611	10,160

Janus Henderson Global Research Service Shares	2,854	607	2,247	126	21	105

Janus Henderson Global Technology and Innovation Service Shares	111,097	37,734	73,363	74,580	11,276	63,304

LargeCap Growth I Class 1	90,818	28,677	62,141	73,086	29,939	43,147

LargeCap S&P 500 Index Class 1	425,354	94,943	330,411	308,686	206,924	101,762

Lord Abbett Series Fund Developing Growth Class VC	35,715	14,609	21,106	30,432	7,460	22,972

MFS Blended Research Small Cap Equity Service Class	22,150	10,779	11,371	25,531	7,039	18,492

MFS Global Equity Service Class	5,426	698	4,728	4,493	400	4,093

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	2021			2020
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

MFS Growth Service Class	27,191	1,712	25,479	4,924	828	4,096

MFS Inflation-Adjusted Bond Service Class	2,584	1,030	1,554	4,121	545	3,576

MFS International Intrinsic Value Service Class	42,514	6,261	36,253	38,152	11,860	26,292

MFS Mid Cap Value Portfolio Service Class	69,231	16,536	52,695	36,185	23,331	12,854

MFS New Discovery Service Class	8,708	5,275	3,433	8,444	4,724	3,720

MFS New Discovery Value Service Class	22,569	15,095	7,474	23,551	4,199	19,352

MFS Research International Portfolio Service Class	14,683	4,541	10,142	20,375	1,180	19,195

MFS Total Return Service Class	1,161	522	639	941	125	816

MFS Utilities Service Class	44,000	21,765	22,235	39,448	23,353	16,095

MFS Value Service Class	17,418	457	16,961	7,179	1,332	5,847

MidCap Class 1	11,107	5,706	5,401	9,567	5,009	4,558

Neuberger Berman AMT MidCap Growth Portfolio S Class	1,050	298	752	—	—	—

Neuberger Berman AMT Sustainable Equity I Class	5,186	2,812	2,374	11,034	3,930	7,104

PIMCO All Asset Administrative Class	1,271	6	1,265	—	—	—

PIMCO Commodity Real Return Strategy Administrative Class	12,319	1,952	10,367	6,550	334	6,216

PIMCO Emerging Market Bond Administrative Class	1,887	433	1,454	894	39	855

PIMCO High Yield Administrative Class	90,633	17,798	72,835	24,807	6,707	18,100

PIMCO Long Term U.S. Government Administrative Class	11,309	733	10,576	3,379	674	2,705

PIMCO Low Duration Administrative Class	41,298	11,139	30,159	6,628	3,503	3,125

PIMCO Real Return Administrative Class	35,599	5,039	30,560	26,127	5,182	20,945

PIMCO Short-Term Administrative Class	62,366	16,248	46,118	52,326	3,872	48,454

PIMCO Total Return Administrative Class	43,036	20,753	22,283	24,315	4,021	20,294

Principal Capital Appreciation Class 1	40,844	14,081	26,763	36,162	14,045	22,117

Principal LifeTime 2010 Class 1	53,280	23,854	29,426	20,510	4,759	15,751

Principal LifeTime 2020 Class 1	191,974	58,510	133,464	72,662	14,374	58,288

Principal LifeTime 2030 Class 1	377,625	109,938	267,687	221,857	60,118	161,739

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	2021			2020
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

Principal LifeTime 2040 Class 1	186,153	67,825	118,328	106,799	47,318	59,481

Principal LifeTime 2050 Class 1	80,448	32,839	47,609	51,229	24,979	26,250

Principal LifeTime 2060 Class 1	77,789	19,430	58,359	62,706	21,417	41,289

Principal LifeTime Strategic Income Class 1	40,533	9,646	30,887	18,601	12,307	6,294

Putnam VT Growth Opportunities Class IB	28,149	15,960	12,189	42,762	13,995	28,767

Putnam VT International Value Fund Class IB	1,084	103	981	—	—	—

Real Estate Securities Class 1	34,272	15,221	19,051	26,389	13,093	13,296

Rydex Basic Materials	5,012	719	4,293	2,186	45	2,141

Rydex Utilities	154	104	50	226	9	217

SAM Balanced Portfolio Class 1	276,519	113,181	163,338	149,351	120,022	29,329

SAM Conservative Balanced Portfolio Class 1	76,088	46,150	29,938	59,420	39,006	20,414

SAM Conservative Growth Portfolio Class 1	209,666	182,878	26,788	258,861	151,512	107,349

SAM Flexible Income Portfolio Class 1	97,244	48,020	49,224	83,607	59,441	24,166

SAM Strategic Growth Portfolio Class 1	424,467	218,232	206,235	441,462	213,104	228,358

Short-Term Income Class 1	545,620	264,339	281,281	456,400	343,060	113,340

SmallCap Class 1	39,033	16,195	22,838	28,578	17,791	10,787

T. Rowe Price Health Sciences Portfolio II	6,845	4,197	2,648	9,022	1,186	7,836

Templeton Developing Markets VIP Class 2	8,807	1,036	7,771	3,827	1,037	2,790

Templeton Foreign VIP Class 2	4,402	1,999	2,403	1,521	522	999

Templeton Global Bond VIP Class 2	37,465	32,172	5,293	45,512	30,937	14,575

TOPS Managed Risk Balanced ETF Class 2	7,059	6,488	571	7,766	12,373	(4,607)

TOPS Managed Risk Growth ETF Class 2	20,522	21,486	(964)	24,774	15,249	9,525

TOPS Managed Risk Moderate Growth ETF Class 2	13,740	12,266	1,474	24,988	5,908	19,080

VanEck Global Resources Class S	62,468	32,776	29,692	83,747	36,183	47,564

VanEck Global Resources Initial Class	1,029	233	796	210	1	209

Vanguard VIF Balanced	7,735	993	6,742	2,355	448	1,907

Vanguard VIF Global Bond Index Portfolio	22,485	2,145	20,340	—	—	—

Vanguard VIF Mid-Cap Index	88,664	20,879	67,785	42,782	11,994	30,788

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	2021			2020
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

Wanger International	21,378	9,754	11,624	27,924	27,256	668

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021
6. Financial Highlights

Principal National sells a variable life insurance product, which has multiple investment options that could have different returns.

The Separate Account has presented the following disclosures for 2021, 2020, 2019, 2018 and 2017 in accordance with the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies.

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

AllianceBernstein Global Thematic Growth Class A:
2021	5	$37.14	$177	—%	—%	22.86%
2020 (7)	1	$30.23	$30	0.61%	—%	39.44%

AllianceBernstein International Growth Class A:
2021 (7)	—	$18.63	$7	—%	—%	8.25%

AllianceBernstein International Value Class A:
2021	155	$9.36	$1,455	2.15%	—%	11.03%
2020	146	$8.43	$1,229	2.08%	—%	2.42%
2019	134	$8.22	$1,102	0.98%	—%	3.92%
2018	117	$7.02	$825	1.58%	—%	(22.77)%
2017	94	$9.09	$858	2.48%	—%	25.38%

AllianceBernstein Small Cap Growth Class A:
2021	7	$58.73	$416	—%	—%	9.45%
2020	7	$53.66	$394	—%	—%	54.02%
2019	6	$34.84	$221	—%	—%	36.36%
2018	6	$25.55	$148	—%	—%	(0.89)%
2017	5	$25.78	$135	—%	—%	34.13%

AllianceBernstein Small/Mid Cap Value Class A:
2021	103	$36.64	$3,787	0.80%	—%	35.96%
2020	87	$26.95	$2,339	1.09%	—%	3.38%
2019	69	$26.07	$1,788	0.60%	—%	4.53%
2018	57	$21.71	$1,234	0.49%	—%	(15.03)%
2017	49	$25.55	$1,244	0.47%	—%	13.15%

American Century VP Capital Appreciation Class II:
2021	46	$28.13	$1,285	—%	—%	11.05%
2020	35	$25.33	$891	—%	—%	42.30%
2019	28	$17.80	$504	—%	—%	6.27%
2018	20	$13.16	$269	—%	—%	(5.32)%
2017	14	$13.90	$190	—%	—%	21.61%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

American Century VP Disciplined Cores Value Class II:
2021 (10)	47	$45.68	$2,134	0.84%	—%	23.36%
2020	41	$37.03	$1,505	1.85%	—%	11.44%
2019	34	$33.23	$1,126	1.83%	—%	5.19%
2018	28	$26.85	$752	1.71%	—%	(7.19)%
2017	22	$28.93	$639	2.15%	—%	20.29%

American Century VP Inflation Protection Class II:
2021	64	$15.14	$974	3.25%	—%	6.32%
2020	51	$14.24	$727	1.40%	—%	7.55%
2019	46	$13.00	$594	2.33%	—%	1.01%
2018	46	$11.94	$547	2.92%	—%	(2.85)%
2017	36	$12.29	$442	2.62%	—%	3.71%

American Century VP International Class II:
2021	—	$35.68	$15	—%	—%	8.58%
2020 (7)	—	$32.86	$—	—%	—%	25.66%

American Century VP Mid Cap Value Class II:
2021	96	$45.82	$4,411	1.11%	—%	23.01%
2020	79	$37.25	$2,946	1.74%	—%	1.11%
2019	61	$36.84	$2,237	1.87%	—%	5.50%
2018	58	$28.56	$1,651	1.28%	—%	(12.95)%
2017	46	$32.81	$1,510	1.40%	—%	11.45%

American Century VP Value Class II:
2021	43	$45.05	$1,944	1.61%	—%	24.28%
2020	39	$36.25	$1,427	2.25%	—%	0.83%
2019	34	$35.95	$1,213	1.94%	—%	7.89%
2018	34	$28.32	$949	1.54%	—%	(9.29)%
2017	32	$31.22	$996	1.54%	—%	8.59%

American Funds Insurance Series Capital World Bond Fund Class 2
2021	19	$11.66	$220	2.07%	—%	(4.89)%
2020 (7)	9	$12.26	$109	2.50%	—%	9.86%

American Funds Insurance Series Global Balanced Class 2:
2021	24	$13.67	$327	1.06%	—%	10.78%
2020	18	$12.34	$219	1.39%	—%	10.28%
2019	12	$11.19	$130	2.66%	—%	4.78%
2018 (4)	1	$9.29	$6	5.27%	—%	(7.38)%

American Funds Insurance Series Growth Fund Class 2:
2021	295	$39.77	$11,732	0.23%	—%	21.99%
2020	217	$32.60	$7,073	0.32%	—%	52.05%
2019	166	$21.44	$3,567	0.78%	—%	8.39%
2018	145	$16.39	$2,378	0.47%	—%	(0.24)%
2017	116	$16.43	$1,914	0.60%	—%	28.26%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

American Funds Insurance Series International Fund Class 2:
2021	196	$15.03	$2,945	2.73%	—%	(1.44)%
2020	155	$15.25	$2,372	0.71%	—%	13.98%
2019	120	$13.38	$1,613	1.57%	—%	6.11%
2018	98	$10.89	$1,068	1.85%	—%	(13.16)%
2017	75	$12.54	$945	1.45%	—%	32.14%

American Funds Insurance Series New World Fund Class 2:
2021	241	$17.42	$4,204	0.98%	—%	4.94%
2020	166	$16.60	$2,749	0.07%	—%	23.60%
2019	99	$13.43	$1,336	1.02%	—%	6.93%
2018	82	$10.40	$853	0.95%	—%	(14.05)%
2017	54	$12.10	$654	1.11%	—%	29.41%

American Funds Insurance Series Washington Mutual Investors Class 2:
2021 (11)	245	$20.00	$4,906	1.54%	—%	27.80%
2020	189	$15.65	$2,954	1.93%	—%	8.68%
2019	128	$14.40	$1,848	2.20%	—%	7.70%
2018	104	$11.86	$1,230	2.09%	—%	(8.70)%
2017	76	$12.99	$988	2.46%	—%	17.03%

BNY Mellon IP MidCap Stock Service Shares:
2021	25	$19.56	$498	0.42%	—%	25.55%
2020	23	$15.58	$356	0.53%	—%	7.82%
2019	22	$14.45	$319	0.32%	—%	5.71%
2018	16	$12.05	$195	0.29%	—%	(15.68)%
2017	10	$14.29	$148	0.74%	—%	14.96%

BNY Mellon IP Technology Growth Service Shares:
2021	3	$57.15	$174	—%	—%	12.63%
2020 (7)	2	$50.74	$90	—%	—%	69.59%

BNY Mellon Sustainable U.S. Equity Service Shares:
2021	—	$50.15	$16	0.37%	—%	26.67%
2020 (7)	—	$39.59	$3	—%	—%	23.87%

BNY Mellon VIF Appreciation Service Shares:
2021	2	$54.63	$89	0.19%	—%	26.84%
2020 (7)	1	$43.07	$50	0.37%	—%	23.30%

Bond Market Index Class 1:
2021	148	$12.69	$1,881	2.02%	—%	(1.78)%
2020 (7)	91	$12.92	$1,182	2.69%	—%	7.22%

Calvert EAFE International Index Class F:
2021	39	$15.54	$613	2.08%	—%	10.60%
2020 (7)	14	$14.05	$200	5.13%	—%	7.58%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,				For the year ended December 31, except as noted
					Investment
	Units			Net assets	income	Expense
Division	(000's)	Unit fair value		(000's)	ratio (1)	ratio (2)	Total return (3)

Calvert Investment Grade Bond Index Class I:
2021	125	$12.49		$1,563	2.45%	—%	(1.81)%
2020	116	$12.72		$1,482	3.24%	—%	7.34%
2019	81	$11.85		$957	3.28%	—%	0.51%
2018	69	$10.94		$751	3.32%	—%	(0.36)%
2017	56	$10.98		$610	2.94%	—%	3.58%

Calvert Russell 2000 Small Cap Index Class F:
2021	129	$36.86		$4,759	0.82%	—%	14.29%
2020	89	$32.25		$2,871	1.15%	—%	19.40%
2019	58	$27.01		$1,561	0.95%	—%	6.34%
2018	49	$21.64		$1,061	1.18%	—%	(11.46)%
2017	37	$24.44		$895	0.80%	—%	14.10%

Calvert S&P 500 Index:
2021	14	$28.75		$388	1.35%	—%	28.41%
2020	15	$22.39		$347	1.70%	—%	18.09%
2019	17	$18.96	*	$325	1.82%	—%	31.21%*
2018	17	$14.45		$242	2.03%	—%	(4.75)%
2017	13	$15.17		$192	1.54%	—%	21.46%

Calvert S&P MidCap 400 Index Class F:
2021	111	$37.74		$4,171	0.87%	—%	24.19%
2020	104	$30.39		$3,161	1.28%	—%	13.10%
2019	94	$26.87	*	$2,524	1.19%	—%	4.96%*
2018	82	$21.40		$1,744	1.27%	—%	(11.57)%
2017	61	$24.20		$1,486	0.73%	—%	15.62%

ClearBridge Mid Cap Class I:
2021	52	$20.36		$1,050	0.03%	—%	28.70%
2020	31	$15.82		$494	0.34%	—%	15.31%
2019	23	$13.72		$311	0.64%	—%	6.11%
2018	18	$10.32		$183	0.58%	—%	(12.47)%
2017	14	$11.79		$159	0.55%	—%	12.82%

ClearBridge Small Cap Growth Series I:
2021	60	$33.79		$2,043	—%	—%	12.60%
2020 (7)	26	$30.01		$781	—%	—%	43.25%

Core Plus Bond Class 1:
2021	156	$30.88		$4,828	2.70%	—%	(0.45)%
2020	121	$31.02		$3,746	3.98%	—%	9.53%
2019	65	$28.32		$1,839	3.24%	—%	1.07%
2018	57	$25.79		$1,458	3.59%	—%	(1.41)%
2017	42	$26.16		$1,092	2.72%	—%	4.81%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Delaware Small Cap Value Service Class:
2021	78	$37.34	$2,910	0.58%	—%	34.03%
2020	67	$27.86	$1,863	0.99%	—%	(2.18)%
2019	59	$28.48	$1,692	0.73%	—%	6.03%
2018	50	$22.30	$1,111	0.58%	—%	(16.95)%
2017	38	$26.85	$1,021	0.55%	—%	11.78%

Diversified International Class 1:
2021	159	$41.13	$6,537	1.36%	—%	9.74%
2020	106	$37.47	$3,988	2.75%	—%	16.15%
2019	86	$32.26	$2,762	1.70%	—%	5.87%
2018	78	$26.29	$2,053	2.26%	—%	(17.53)%
2017	64	$31.88	$2,026	1.86%	—%	29.07%

DWS Alternative Asset Allocation Class B:
2021	1	$12.99	$15	3.25%	—%	12.27%
2020 (7)	1	$11.57	$11	—%	—%	5.37%

DWS Small Mid Cap Value Class B:
2021	19	$29.10	$541	0.87%	—%	30.03%
2020	17	$22.38	$374	1.09%	—%	(1.10)%
2019	13	$22.63	$302	0.34%	—%	5.11%
2018	13	$18.70	$236	0.98%	—%	(16.33)%
2017	11	$22.35	$236	0.34%	—%	10.15%

Equity Income Class 1:
2021	409	$35.62	$14,552	2.08%	—%	22.45%
2020	291	$29.09	$8,465	2.05%	—%	6.44%
2019	214	$27.33	$5,845	1.94%	—%	5.73%
2018	197	$21.17	$4,172	1.61%	—%	(5.02)%
2017	87	$22.29	$1,935	2.33%	—%	21.08%

Fidelity VIP Contrafund Service Class 2:
2021	210	$77.89	$16,336	0.03%	—%	27.52%
2020	192	$61.08	$11,740	0.07%	—%	30.23%
2019	173	$46.90	$8,116	0.22%	—%	7.05%
2018	153	$35.73	$5,469	0.45%	—%	(6.64)%
2017	125	$38.27	$4,775	0.81%	—%	21.57%

Fidelity VIP Equity-Income Service Class 2:
2021	73	$40.87	$2,998	1.77%	—%	24.60%
2020	59	$32.80	$1,950	1.76%	—%	6.42%
2019	45	$30.82	$1,384	1.82%	—%	6.02%
2018	41	$24.24	$992	2.15%	—%	(8.56)%
2017	36	$26.51	$952	1.65%	—%	12.66%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Fidelity VIP Extended Market Index Service Class 2:
2021	22	$15.44	$344	1.71%	—%	20.91%
2020	4	$12.77	$45	1.49%	—%	16.20%
2019 (6)	—	$10.99	$4	3.22%	—%	5.67%

Fidelity VIP Government Money Market Service Class:
2021	1,868	$10.45	$19,516	0.01%	—%	—%
2020	1,374	$10.45	$14,359	0.21%	—%	0.29%
2019	712	$10.42	$7,419	1.87%	—%	0.29%
2018	593	$10.22	$6,068	1.55%	—%	1.49%
2017	568	$10.07	$5,723	0.57%	—%	0.60%

Fidelity VIP High Income Service Class 2:
2021	105	$35.49	$3,718	5.48%	—%	4.29%
2020	87	$34.03	$2,967	5.45%	—%	2.44%
2019	78	$33.22	$2,595	5.43%	—%	1.87%
2018	72	$28.95	$2,089	5.76%	—%	(3.60)%
2017	65	$30.03	$1,942	5.46%	—%	6.91%

Fidelity VIP International Index Service Class 2:
2021	105	$13.07	$1,369	3.84%	—%	7.48%
2020	34	$12.16	$412	1.66%	—%	10.34%
2019 (6)	—	$11.02	$3	7.37%	—%	5.25%

Fidelity VIP Mid Cap Service Class 2:
2021	106	$46.12	$7,730	0.39%	—%	25.29%
2020	98	$36.81	$5,723	0.41%	—%	17.86%
2019	85	$50.10	$4,263	0.70%	—%	6.35%
2018	74	$40.67	$3,026	0.42%	—%	(14.77)%
2017	62	$47.72	$2,952	0.51%	—%	20.54%

Fidelity VIP Strategic Income Service Class II:
2021	99	$12.38	$1,231	3.00%	—%	3.51%
2020 (7)	46	$11.96	$552	5.57%	—%	7.17%

Fidelity VIP Total Market Index Service Class 2:
2021	133	$16.99	$2,258	1.08%	—%	25.39%
2020	68	$13.55	$923	2.24%	—%	20.02%
2019 (6)	3	$11.29	$31	3.95%	—%	6.51%

Franklin Income VIP Class 2:
2021	5	$39.72	$205	4.33%	—%	16.75%
2020 (7)	2	$34.02	$73	9.09%	—%	0.71%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Franklin Mutual Global Discovery VIP Class 2:
2021	66	$44.27	$2,906	2.77%	—%	19.13%
2020	62	$37.16	$2,286	2.52%	—%	(4.45)%
2019	57	$38.89	$2,217	1.65%	—%	5.88%
2018	52	$31.27	$1,623	2.47%	—%	(11.22)%
2017	47	$35.22	$1,641	1.73%	—%	8.57%

Franklin Mutual Shares Class 2:
2021	—	$33.40	$—	—%	—%	19.20%
2020 (7)	—	$28.02	$1	—%	—%	(5.05)%

Franklin Rising Dividends VIP Class 2:
2021	84	$58.74	$4,948	0.85%	—%	26.79%
2020	76	$46.33	$3,517	1.28%	—%	15.97%
2019	74	$39.95	$2,957	1.23%	—%	6.28%
2018	66	$30.91	$2,049	1.26%	—%	(5.07)%
2017	56	$32.56	$1,829	1.46%	—%	20.55%

Franklin Small Cap Value VIP Class 2:
2021	32	$54.63	$1,751	1.02%	—%	25.38%
2020	26	$43.57	$1,143	1.40%	—%	5.19%
2019	19	$41.42	$805	1.03%	—%	4.36%
2018	18	$32.79	$578	0.84%	—%	(12.86)%
2017	13	$37.63	$503	0.51%	—%	10.64%

Franklin Strategic Income VIP Class 2:
2021	9	$18.27	$169	3.65%	—%	2.12%
2020 (7)	3	$17.89	$59	4.20%	—%	3.41%

Franklin US Government Fund Class 2:
2021 (7)	—	$12.49	$—	—%	—%	(1.89)%

Government & High Quality Bond Class 1:
2021	173	$14.91	$2,573	2.20%	—%	(1.32)%
2020	148	$15.11	$2,234	2.72%	—%	2.86%
2019	122	$14.69	$1,793	2.81%	—%	0.62%
2018	104	$13.80	$1,430	4.08%	—%	0.95%
2017	80	$13.67	$1,094	4.11%	—%	1.86%

International Emerging Markets Class 1:
2021	96	$50.94	$4,901	0.46%	—%	0.57%
2020	76	$50.65	$3,829	2.44%	—%	19.23%
2019	73	$42.48	$3,095	0.94%	—%	6.87%
2018	70	$36.12	$2,516	1.25%	—%	(21.01)%
2017	56	$45.73	$2,576	1.30%	—%	40.84%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Invesco American Franchise Series II:
2021	11	$41.56	$478	—%	—%	11.66%
2020	10	$37.22	$354	—%	—%	42.01%
2019	8	$26.21	$213	—%	—%	8.13%
2018	7	$19.21	$142	—%	—%	(3.90)%
2017	6	$19.99	$124	—%	—%	27.00%

Invesco American Value Series I:
2021	12	$15.63	$189	0.46%	—%	28.01%
2020	10	$12.21	$122	1.07%	—%	1.08%
2019	6	$12.08	$73	0.72%	—%	7.28%
2018	5	$9.66	$52	0.51%	—%	(12.66)%
2017	4	$11.06	$46	0.85%	—%	9.94%

Invesco Core Equity Series II:
2021	7	$56.01	$401	0.47%	—%	27.38%
2020	6	$43.97	$270	1.14%	—%	13.56%
2019	5	$38.72	$196	0.17%	—%	6.34%
2018	5	$30.09	$152	—%	—%	(9.61)%
2017	7	$33.29	$218	0.87%	—%	12.89%

Invesco Discovery Mid Cap Growth Series I:
2021 (12)	57	$17.86	$1,024	—%	—%	19.07%
2020 (8)	4	$15.00	$59	—%	—%	48.22%

Invesco Global Real Estate Series I:
2021	9	$15.02	$133	2.57%	—%	25.69%
2020 (7)	7	$11.95	$85	6.53%	—%	(12.33)%

Invesco Health Care Series I:
2021	110	$48.57	$5,334	0.22%	—%	12.30%
2020	98	$43.25	$4,241	0.33%	—%	14.48%
2019	90	$37.78	$3,387	0.04%	—%	14.07%
2018	81	$28.51	$2,300	—%	—%	0.88%
2017	69	$28.26	$1,956	0.37%	—%	15.82%

Invesco International Growth Series I:
2021	2	$41.87	$88	1.25%	—%	5.89%
2020 (7)	1	$39.54	$43	4.36%	—%	14.01%

Invesco Main Street Mid Cap Series II:
2021 (13)	31	$32.97	$1,037	0.27%	—%	22.88%
2020	25	$26.83	$658	0.51%	—%	8.93%
2019	22	$24.63	$531	0.22%	—%	6.62%
2018	20	$19.70	$398	0.11%	—%	(11.58)%
2017	21	$22.28	$461	0.33%	—%	14.67%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,				For the year ended December 31, except as noted
					Investment
	Units			Net assets	income	Expense
Division	(000's)	Unit fair value		(000's)	ratio (1)	ratio (2)	Total return (3)

Invesco Main Street Small Cap Series II:
2021 (14)	32	$44.14		$1,409	0.19%	—%	22.27%
2020	26	$36.10		$922	0.39%	—%	19.62%
2019	22	$30.18		$665	—%	—%	6.23%
2018	19	$23.93		$465	0.06%	—%	(10.51)%
2017	18	$26.74		$473	0.66%	—%	13.88%

Invesco Small Cap Equity Series I:
2021 (7)	2	$34.84		$58	0.12%	—%	20.39%

Janus Henderson Balanced Service Shares:
2021	37	$51.46		$1,882	0.97%	—%	16.90%
2020 (7)	14	$44.02		$601	2.41%	—%	14.04%

Janus Henderson Enterprise Service Shares:
2021	110	$65.29		$7,178	0.16%	—%	16.55%
2020	36	$56.02		$2,036	0.04%	—%	19.17%
2019	10	$47.01	*	$479	0.06%	—%	5.66%
2018 (4)	1	$34.78		$29	0.02%	—%	(10.52)%

Janus Henderson Flexible Bond Service Shares:
2021	35	$26.03		$899	2.63%	—%	(1.10)%
2020 (7)	11	$26.32		$277	4.12%	—%	10.26%

Janus Henderson Forty Service Shares:
2021	129	$52.37		$6,777	0.52%	—%	22.62%
2020	120	$42.71		$5,120	0.62%	—%	39.03%
2019	110	$30.72	*	$3,371	0.02%	—%	6.85%
2018	97	$22.45		$2,182	1.20%	—%	1.72%
2017	82	$22.07		$1,808	—%	—%	29.98%

Janus Henderson Global Research Service Shares:
2021	2	$36.08		$85	0.46%	—%	17.79%
2020 (7)	—	$30.63		$3	0.98%	—%	19.79%

Janus Henderson Global Technology and Innovation Service Shares:
2021	146	$20.78		$3,036	0.64%	—%	17.73%
2020	73	$17.65		$1,284	—%	—%	50.73%
2019 (6)	9	$11.71	*	$111	—%	—%	8.73%

LargeCap Growth I Class 1:
2021	189	$120.2		$22,769	—%	—%	21.89%
2020	127	$98.61		$12,552	0.03%	—%	36.20%
2019	84	$72.40		$6,092	0.06%	—%	7.45%
2018	48	$53.66		$2,587	0.04%	—%	3.59%
2017	39	$51.80		$2,016	0.03%	—%	33.71%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

LargeCap S&P 500 Index Class 1:
2021	861	$50.94	$43,865	1.44%	—%	28.34%
2020	531	$39.69	$21,066	1.81%	—%	18.09%
2019	429	$33.61	$14,420	1.92%	—%	6.63%
2018	385	$25.64	$9,860	1.78%	—%	(4.58)%
2017	323	$26.87	$8,683	1.64%	—%	21.47%

Lord Abbett Series Fund Developing Growth Class VC:
2021	59	$33.49	$1,988	—%	—%	(2.76)%
2020	38	$34.44	$1,317	—%	—%	72.63%
2019	15	$19.95	$305	—%	—%	4.56%
2018	11	$15.14	$172	—%	—%	4.85%
2017	1	$14.44	$8	—%	—%	29.97%

MFS Blended Research Small Cap Equity Service Class:
2021	36	$21.50	$784	0.71%	—%	29.21%
2020	25	$16.64	$417	0.75%	—%	2.09%
2019	7	$16.30	$107	0.48%	—%	8.09%
2018	5	$12.90	$59	0.60%	—%	(5.36)%
2017	5	$13.63	$66	0.55%	—%	14.73%

MFS Global Equity Service Class:
2021	9	$42.32	$373	0.53%	—%	16.87%
2020 (7)	4	$36.21	$148	1.31%	—%	13.05%

MFS Growth Service Class:
2021	30	$87.24	$2,580	—%	—%	23.24%
2020 (7)	4	$70.79	$290	—%	—%	31.53%

MFS Inflation-Adjusted Bond Service Class:
2021	5	$12.31	$63	0.80%	—%	1.32%
2020 (7)	4	$12.15	$43	0.21%	—%	13.23%

MFS International Intrinsic Value Service Class:
2021	63	$23.36	$1,461	0.15%	—%	10.29%
2020 (7)	26	$21.18	$557	0.86%	—%	20.20%

MFS Mid Cap Value Portfolio Service Class:
2021	119	$18.96	$2,263	0.82%	—%	30.58%
2020	67	$14.52	$968	1.05%	—%	3.71%
2019	54	$14.00	$754	0.98%	—%	5.98%
2018	42	$10.71	$450	0.72%	—%	(11.63)%
2017	33	$12.12	$404	1.09%	—%	13.38%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

MFS New Discovery Service Class:
2021	26	$68.19	$1,784	—%	—%	1.56%
2020	23	$67.14	$1,526	—%	—%	45.58%
2019	19	$46.12	$877	—%	—%	8.70%
2018	16	$32.64	$521	—%	—%	(1.72)%
2017	11	$33.21	$357	—%	—%	26.32%

MFS New Discovery Value Service Class:
2021	37	$22.89	$847	0.63%	—%	33.86%
2020	30	$17.10	$505	0.98%	—%	3.76%
2019	10	$16.48	$168	0.53%	—%	6.32%
2018	7	$12.35	$92	0.25%	—%	(11.02)%
2017	3	$13.88	$38	0.78%	—%	15.00%

MFS Research International Portfolio Service Class:
2021	29	$15.94	$468	0.71%	—%	11.24%
2020 (7)	19	$14.33	$275	2.23%	—%	12.75%

MFS Total Return Service Class:
2021	1	$26.03	$38	1.81%	—%	13.82%
2020 (7)	1	$22.87	$19	0.82%	—%	9.53%

MFS Utilities Service Class:
2021	153	$25.59	$3,924	1.58%	—%	13.83%
2020	131	$22.48	$2,948	2.29%	—%	5.64%
2019	115	$21.28	$2,448	3.78%	—%	2.60%
2018	113	$17.05	$1,924	0.90%	—%	0.77%
2017	90	$16.92	$1,521	4.23%	—%	14.48%

MFS Value Service Class:
2021	23	$51.26	$1,169	1.10%	—%	25.18%
2020 (7)	6	$40.95	$239	1.42%	—%	3.20%

MidCap Class 1:
2021	54	$181.97	$9,890	0.14%	—%	25.53%
2020	49	$144.96	$7,096	0.75%	—%	16.24%
2019	44	$122.50	$5,438	0.28%	—%	43.09%
2018	42	$85.61	$3,631	0.28%	—%	(6.55)%
2017	39	$91.61	$3,581	0.56%	—%	25.53%

Neuberger Berman AMT MidCap Growth Portfolio S Class:
2021 (7)	1	$24.32	$18	—%	—%	12.75%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Neuberger Berman AMT Sustainable Equity I Class:
2021	35	$16.16	$569	0.39%	—%	23.45%
2020	33	$13.09	$430	0.79%	—%	19.54%
2019 (5)	26	$10.95	$282	0.56%	—%	6.52%

PIMCO All Asset Administrative Class:
2021 (7)	1	$17.33	$22	3.67%	—%	16.23%

PIMCO Commodity Real Return Strategy Administrative Class:
2021	17	$8.28	$137	5.27%	—%	33.33%
2020 (7)	6	$6.21	$39	4.99%	—%	1.31%

PIMCO Emerging Market Bond Administrative Class:
2021	2	$14.68	$34	4.55%	—%	(2.59)%
2020 (7)	1	$15.07	$13	4.41%	—%	6.73%

PIMCO High Yield Administrative Class:
2021	91	$21.97	$1,998	4.30%	—%	3.63%
2020 (7)	18	$21.20	$384	4.44%	—%	5.74%

PIMCO Long Term U.S. Government Administrative Class:
2021	13	$14.86	$197	1.44%	—%	(4.74)%
2020 (7)	3	$15.60	$42	1.50%	—%	17.38%

PIMCO Low Duration Administrative Class:
2021	33	$10.88	$362	0.54%	—%	(0.91)%
2020 (7)	3	$10.98	$34	0.66%	—%	3.00%

PIMCO Real Return Administrative Class:
2021	52	$16.13	$831	5.25%	—%	5.63%
2020 (7)	21	$15.27	$320	1.29%	—%	11.70%

PIMCO Short-Term Administrative Class:
2021	95	$12.08	$1,143	0.98%	—%	(0.08)%
2020 (7)	48	$12.09	$586	0.62%	—%	2.28%

PIMCO Total Return Administrative Class:
2021	43	$15.64	$666	1.80%	—%	(1.26)%
2020 (7)	20	$15.84	$321	1.71%	—%	8.72%

Principal Capital Appreciation Class 1:
2021	150	$25.24	$3,786	0.89%	—%	27.86%
2020	123	$19.74	$2,434	1.35%	—%	18.70%
2019	101	$16.63	$1,682	1.66%	—%	5.92%
2018	88	$12.55	$1,101	1.21%	—%	(3.46)%
2017	76	$13.00	$988	1.38%	—%	20.82%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Principal LifeTime 2010 Class 1:
2021	51	$26.18	$1,333	1.92%	—%	5.91%
2020	21	$24.72	$531	2.39%	—%	11.40%
2019	6	$22.19	$127	2.96%	—%	2.40%
2018	6	$19.45	$118	3.07%	—%	(3.86)%
2017	6	$20.23	$119	1.96%	—%	11.40%

Principal LifeTime 2020 Class 1:
2021	215	$31.76	$6,818	1.67%	—%	9.18%
2020	81	$29.09	$2,358	2.83%	—%	12.88%
2019	23	$25.77	$589	2.38%	—%	3.33%
2018	22	$21.82	$486	2.79%	—%	(5.38)%
2017	24	$23.06	$550	2.00%	—%	15.01%

Principal LifeTime 2030 Class 1:
2021	621	$35.08	$21,797	1.46%	—%	12.79%
2020	354	$31.10	$10,994	2.14%	—%	14.88%
2019	192	$27.07	$5,193	2.09%	—%	4.32%
2018	154	$22.19	$3,427	2.40%	—%	(7.04)%
2017	116	$23.87	$2,770	1.61%	—%	18.23%

Principal LifeTime 2040 Class 1:
2021	357	$38.93	$13,883	1.36%	—%	15.28%
2020	238	$33.76	$8,044	2.03%	—%	16.09%
2019	179	$29.08	$5,199	1.89%	—%	4.91%
2018	142	$23.31	$3,321	2.10%	—%	(7.87)%
2017	123	$25.30	$3,110	1.41%	—%	20.71%

Principal LifeTime 2050 Class 1:
2021	154	$40.67	$6,263	1.16%	—%	17.03%
2020	106	$34.75	$3,697	1.88%	—%	16.65%
2019	80	$29.79	$2,386	1.86%	—%	5.34%
2018	73	$23.57	$1,724	2.12%	—%	(8.64)%
2017	62	$25.80	$1,595	1.28%	—%	22.16%

Principal LifeTime 2060 Class 1:
2021	199	$23.95	$4,760	1.04%	—%	17.98%
2020	140	$20.30	$2,850	1.63%	—%	16.53%
2019	99	$17.42	$1,726	1.35%	—%	5.64%
2018	87	$13.69	$1,184	2.15%	—%	(9.22)%
2017	68	$15.08	$1,021	0.90%	—%	22.70%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Principal LifeTime Strategic Income Class 1:
2021	53	$22.69	$1,200	2.30%	—%	4.51%
2020	22	$21.71	$477	2.46%	—%	10.32%
2019	16	$19.68	$308	2.38%	—%	1.97%
2018	14	$17.50	$240	2.89%	—%	(2.99)%
2017	11	$18.04	$201	2.59%	—%	8.74%

Putnam VT Growth Opportunities Class IB:
2021	67	$31.34	$2,112	—%	—%	22.66%
2020	55	$25.55	$1,411	0.04%	—%	38.71%
2019	26	$18.42	$487	0.12%	—%	6.78%
2018	24	$13.47	$324	—%	—%	2.36%
2017	20	$13.16	$257	0.10%	—%	30.95%

Putnam VT International Value Fund Class IB:
2021 (9)	1	$13.41	$13	0.77%	—%	15.01%

Real Estate Securities Class 1:
2021	87	$131.62	$11,476	1.52%	—%	40.44%
2020	68	$93.72	$6,386	2.08%	—%	(3.41)%
2019	55	$97.03	$5,322	1.84%	—%	(0.88)%
2018	51	$73.92	$3,804	1.84%	—%	(4.22)%
2017	47	$77.18	$3,605	1.83%	—%	9.20%

Rydex Basic Materials:
2021	6	$14.59	$94	0.68%	—%	23.02%
2020 (7)	2	$11.86	$25	—%	—%	19.68%

Rydex Utilities:
2021	—	$14.09	$4	1.54%	—%	14.55%
2020 (7)	—	$12.30	$3	—%	—%	(5.17)%

SAM Balanced Portfolio Class 1:
2021	1,165	$27.22	$31,717	1.60%	—%	13.74%
2020	1,002	$23.93	$23,975	2.23%	—%	11.25%
2019	972	$21.51	$20,914	2.53%	—%	3.81%
2018	914	$17.92	$16,372	3.13%	—%	(5.03)%
2017	818	$18.87	$15,444	2.17%	—%	15.20%

SAM Conservative Balanced Portfolio Class 1:
2021	307	$24.20	$7,437	1.87%	—%	9.70%
2020	277	$22.06	$6,118	2.43%	—%	9.59%
2019	257	$20.12	$5,171	2.92%	—%	2.86%
2018	229	$17.37	$3,974	3.49%	—%	(3.45)%
2017	196	$17.99	$3,535	2.79%	—%	11.46%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

SAM Conservative Growth Portfolio Class 1:
2021	1,258	$29.57	$37,189	1.22%	—%	17.71%
2020	1,231	$25.12	$30,911	1.91%	—%	12.95%
2019	1,123	$22.24	$24,980	1.88%	—%	4.71%
2018	1,013	$17.92	$18,153	2.84%	—%	(6.62)%
2017	904	$19.19	$17,345	1.59%	—%	19.71%

SAM Flexible Income Portfolio Class 1:
2021	287	$22.45	$6,436	2.30%	—%	6.85%
2020	237	$21.00	$4,987	2.77%	—%	7.25%
2019	213	$19.58	$4,176	3.69%	—%	2.03%
2018	166	$17.29	$2,876	3.96%	—%	(1.98)%
2017	184	$17.64	$3,251	3.32%	—%	8.42%

SAM Strategic Growth Portfolio Class 1:
2021	2,106	$31.14	$65,593	0.97%	—%	19.86%
2020	1,900	$25.98	$49,366	1.83%	—%	15.36%
2019	1,671	$22.52	$37,635	1.56%	—%	5.58%
2018	1,514	$17.67	$26,742	2.43%	—%	(8.59)%
2017	1,339	$19.33	$25,888	1.44%	—%	22.19%

Short-Term Income Class 1:
2021	556	$14.34	$7,977	1.59%	—%	(0.69)%
2020	275	$14.44	$3,972	2.32%	—%	3.36%
2019	162	$13.97	$2,259	2.59%	—%	0.36%
2018	142	$13.35	$1,896	2.24%	—%	1.06%
2017	134	$13.21	$1,764	2.15%	—%	2.40%

SmallCap Class 1:
2021	106	$56.36	$5,963	0.32%	—%	20.12%
2020	83	$46.92	$3,893	0.52%	—%	22.19%
2019	72	$38.40	$2,771	0.34%	—%	5.67%
2018	65	$30.14	$1,947	0.32%	—%	(10.88)%
2017	57	$33.82	$1,919	0.38%	—%	12.85%

T. Rowe Price Health Sciences Portfolio II:
2021	10	$21.31	$223	—%	—%	12.87%
2020 (7)	8	$18.88	$148	—%	—%	29.23%

Templeton Developing Markets VIP Class 2:
2021	11	$22.89	$242	0.58%	—%	(5.76)%
2020 (7)	3	$24.29	$68	1.06%	—%	17.23%

Templeton Foreign VIP Class 2:
2021	3	$12.69	$43	2.02%	—%	4.19%
2020 (7)	1	$12.18	$12	1.19%	—%	(1.14)%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Templeton Global Bond VIP Class 2:
2021	132	$15.01	$1,979	—%	—%	(5.00)%
2020	126	$15.80	$1,999	8.31%	—%	(5.33)%
2019	112	$16.68	$1,867	6.96%	—%	1.28%
2018	97	$16.35	$1,589	—%	—%	1.93%
2017	85	$16.04	$1,366	—%	—%	1.91%

TOPS Managed Risk Balanced ETF Class 2:
2021	36	$16.59	$591	1.12%	—%	8.57%
2020	35	$15.28	$535	2.31%	—%	5.89%
2019	40	$14.43	$572	2.29%	—%	3.07%
2018	37	$12.59	$463	1.79%	—%	(6.04)%
2017	32	$13.40	$432	1.60%	—%	10.56%

TOPS Managed Risk Growth ETF Class 2:
2021	146	$18.21	$2,656	1.11%	—%	12.55%
2020	147	$16.18	$2,374	2.27%	—%	5.20%
2019	137	$15.38	$2,111	2.04%	—%	4.84%
2018	135	$13.14	$1,775	1.64%	—%	(8.69)%
2017	126	$14.39	$1,813	1.56%	—%	17.66%

TOPS Managed Risk Moderate Growth ETF Class 2:
2021	93	$18.01	$1,676	1.15%	—%	11.04%
2020	92	$16.22	$1,485	2.67%	—%	5.94%
2019	72	$15.31	$1,110	2.28%	—%	3.87%
2018	63	$13.17	$835	1.75%	—%	(7.19)%
2017	52	$14.19	$745	1.72%	—%	13.79%

VanEck Global Resources Class S:
2021 (15)	178	$7.96	$1,416	0.33%	—%	18.63%
2020	148	$6.71	$994	0.68%	—%	18.97%
2019	101	$5.64	$568	—%	—%	8.25%
2018	100	$5.06	$506	—%	—%	(28.43)%
2017	94	$7.07	$668	—%	—%	(1.94)%

VanEck Global Resources Initial Class:
2021 (16)	1	$9.49	$10	0.18%	—%	18.92%
2020 (7)	—	$7.98	$2	—%	—%	19.10%

Vanguard VIF Balanced:
2021	9	$52.41	$453	1.40%	—%	19.01%
2020 (9)	2	$44.04	$84	—%	—%	11.02%

Vanguard VIF Global Bond Index Portfolio:
2021 (9)	20	$10.07	$205	0.49%	—%	(1.85)%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Vanguard VIF Mid-Cap Index:
2021	99	$71.14	$7,013	0.78%	—%	24.35%
2020 (7)	31	$57.21	$1,761	0.51%	—%	18.08%

Wanger International:
2021	73	$17.32	$1,269	0.54%	—%	18.87%
2020	62	$14.57	$899	1.94%	—%	14.36%
2019	61	$12.74	$777	0.87%	—%	8.43%
2018	47	$9.80	$463	2.00%	—%	(17.72)%
2017	19	$11.91	$225	1.28%	—%	32.92%

(*)	We identified clerical errors in certain divisions related to the unit fair value and total return, which were corrected in 2021.

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.
(2)	These ratios represent the annualized contract expenses of the divisions, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the years indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists, a beginning unit value of ten would typically be used. The total return is calculated for the year indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.
(4)	Commenced operations June 11, 2018. Investment income ratios have been annualized for the year ended December 31, 2018.
(5)	Commenced operations April 29, 2019. Investment income ratios have been annualized for the year ended December 31, 2019.
(6)	Commenced operations June 7, 2019. Investment income ratios have been annualized for the year ended December 31, 2019.
(7)	Commenced operations January 1, 2020.
(8)	Commenced operations April 30, 2020. Investment income ratios have been annualized for the year ended December 31, 2020.
(9)	Commenced operations June 8, 2020. Investment income ratios have been annualized for the year ended December 31, 2020.
(10)	Represented the operations of American Century VP Income & Growth Class II Division until June 7, 2021.
(11)	Represented the operations of American Funds Insurance Series Blue Chip Income and Growth Fund Class 2 Division until June 7, 2021.
(12)	Represented the operations of Invesco Oppenheimer VI Discovery Mid Cap Growth Division until June 7, 2021.
(13)	Represented the operations of Invesco Mid Cap Core Equity Series II Division until June 7, 2021.
(14)	Represented the operations of Invesco Oppenheimer Main Street Small Cap Series II Division until June 7, 2021.
(15)	Represented the operations of VanEck Global Hard Assets Class S Division until June 7, 2021.
(16)	Represented the operations of VanEck Global Hard Assets Initial Class Division until June 7, 2021.

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2021
7. Subsequent Events

The Separate Account performed an evaluation of subsequent events through April 6, 2022, and determined no items required recognition or disclosure.

APPENDIX B - Principal National Life Insurance Company Financials

Report of Independent Auditors

The Board of Directors and Stockholder
Principal National Life Insurance Company

Opinion

We have audited the statutory-basis financial statements of Principal National Life Insurance Company (the Company), which comprise the statutory-basis statements of financial position as of December 31, 2021 and 2020, and the related statutory-basis statements of operations and capital and surplus and cash flows for each of the three years in the period ended December 31, 2021, and the related notes to the financial statements (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2021 and 2020, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2021 and 2020, or the results of its operations or its cash flows for the years then ended.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa, which is a basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between these statutory accounting practices described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditor’s Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.

•Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ Ernst & Young LLP

April 12, 2022
Des Moines, IA

Principal National Life Insurance Company
Statutory-Basis Statements of Financial Position

	December 31,
	2021	2020
Admitted assets
Bonds	$233,866,667	$219,134,226
Cash, cash equivalents and short-term investments	22,750,177	24,173,974
Other invested assets	2,002,854	1,006,366
Accrued investment income	2,036,718	1,924,986
Amounts receivable under reinsurance contract	9,933,900	8,630,954
Net deferred tax asset	15,755,637	14,435,515
Separate Account assets	545,749,248	352,525,178
Receivables from parent, subsidiaries and affiliates	77,501	56,225
Receivable for securities	88,210	35,600
Other assets	137,867	89,354
Total admitted assets	$832,398,779	$622,012,378

Liabilities
Insurance reserves	$17,757	$17,076
Asset valuation reserve	1,350,178	1,162,624
Interest maintenance reserve	726,535	741,696
Payables to parent, subsidiaries and affiliates	7,754,084	6,283,791
Payable for securities	—	2,455,000
Federal income taxes payable	2,705,226	2,894,218
Separate Account liabilities	545,749,248	352,525,178
Other liabilities	4,593,492	5,268,719
Total liabilities	562,896,520	371,348,302

Capital and surplus
Common capital stock, par value $1 per share – 5,000,000 shares authorized, 2,500,000 shares issued and outstanding (wholly
owned indirectly by Principal Financial Group, Inc.)	2,500,000	2,500,000
Preferred stock, par value $1 per share – 1,000,000 shares
authorized, none issued and outstanding	—	—
Paid-in and contributed surplus	300,529,614	280,535,781
Unassigned deficit	(33,527,355)	(32,371,705)
Total capital and surplus	269,502,259	250,664,076
Total liabilities and capital and surplus	$832,398,779	$622,012,378

See accompanying notes.

Principal National Life Insurance Company
Statutory-Basis Statements of Operations and Capital and Surplus

	For the year ended December 31,
	2021	2020	2019
Income
Premiums and annuity and other considerations	$8,657	$8,503	$8,055
Net investment income	7,650,977	7,175,883	6,452,864
Commissions and expense allowances on reinsurance ceded	312,473,263	314,271,495	310,584,424
Other income	144,500,316	84,233,245	38,278,245
Total income	464,633,213	405,689,126	355,323,588

Benefits and expenses
Benefit payments other than dividends	35,670	—	—
Additions to policyholder reserves	681	1,327	1,308
Net transfers to Separate Accounts	143,527,012	83,655,041	37,822,325
Insurance expenses and taxes	314,686,911	316,448,642	313,007,050
Total benefits and expenses	458,250,274	400,105,010	350,830,683

Gain from operations before federal income taxes and net
realized capital gains (losses)	6,382,939	5,584,116	4,492,905
Federal income taxes (excluding tax on net realized capital
gains (losses))	8,401,767	7,537,000	6,155,048
Net loss from operations before net realized capital gains
(losses)	(2,018,828)	(1,952,884)	(1,662,143)
Net realized capital gains (losses) net of related taxes	7,269	(1,493)	(48,254)
Net loss	$(2,011,559)	$(1,954,377)	$(1,710,397)

Capital and surplus
Common capital stock at beginning and end of year	$2,500,000	$2,500,000	$2,500,000

Paid-in and contributed surplus at beginning of year	$280,535,781	$249,562,476	$233,104,317
Capital contributions from parent	16,600,000	27,600,000	13,250,000
Other adjustments	3,393,833	3,373,305	3,208,159
Paid-in and contributed surplus at end of year	$300,529,614	$280,535,781	$249,562,476

Unassigned deficit at beginning of year	$(32,371,705)	$(31,192,913)	$(30,421,041)
Net loss	(2,011,559)	(1,954,377)	(1,710,397)
Change in non-admitted assets and related items	(5,530,234)	(5,033,885)	(4,220,810)
Change in net deferred taxes	6,877,912	6,369,753	5,632,204
Change in asset valuation reserve	(187,554)	(280,642)	(197,479)
Other adjustments	(304,215)	(279,641)	(275,390)
Unassigned deficit at end of year	$(33,527,355)	$(32,371,705)	$(31,192,913)
Total capital and surplus	$269,502,259	$250,664,076	$220,869,563

See accompanying notes.

Principal National Life Insurance Company
Statutory-Basis Statements of Cash Flows

	For the year ended December 31,
	2021	2020	2019
Operating activities
Premiums and annuity and other considerations received	$20,414,412	$15,943,484	$14,127,372
Net investment income received	9,420,269	8,550,346	7,147,546
Reinsured benefit payments other than dividends	123,949,165	68,233,957	24,114,450
Insurance expenses and taxes received (paid)	666,156	1,175,936	(6,798,221)
Federal income taxes paid	(8,595,443)	(7,233,698)	(5,547,970)
Net transfers to Separate Accounts	(143,937,422)	(84,334,620)	(38,063,563)
Net cash provided by (used in) operating activities	1,917,137	2,335,405	(5,020,386)

Investing activities
Bonds sold and matured	33,787,468	21,845,152	3,323,189
Bonds acquired	(48,851,636)	(45,032,706)	(36,282,608)
Other invested assets acquired	(996,520)	(1,006,410)	—
Other investing activities	(2,507,609)	2,422,331	—
Net cash used in investing activities	(18,568,297)	(21,771,633)	(32,959,419)

Financing and miscellaneous activities
Capital contributions from parent	16,600,000	27,600,000	13,250,000
Other cash provided (applied)	(1,372,637)	(636,090)	3,891,521
Net cash provided by financing and miscellaneous activities	15,227,363	26,963,910	17,141,521

Net increase (decrease) in cash, cash equivalents and
short-term investments	(1,423,797)	7,527,682	(20,838,284)
Cash, cash equivalents and short-term investments at
beginning of year	24,173,974	16,646,292	37,484,576
Cash, cash equivalents and short-term investments at
end of year	$22,750,177	$24,173,974	$16,646,292

See accompanying notes.

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2021

1. Nature of Operations and Significant Accounting Policies

Description of Business

    Principal National Life Insurance Company is a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFS”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”), our ultimate parent. We are a life insurance company licensed in 49 states selling traditional term, universal life, variable universal life and indexed universal life insurance products. As of September 30, 2021, we narrowed our focus to the business market and ceased sales to the retail consumer market.

Basis of Presentation

Our financial statements have been prepared in conformity with accounting practices and procedures of the National Association of Insurance Commissioners (“NAIC”) as prescribed or permitted by the State of Iowa.

The Insurance Division of the Department of Commerce of the State of Iowa (“Iowa Insurance Division”) recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Iowa Insurance Law. The NAIC’s Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner of Insurance (the “Commissioner”) has the right to permit other specific practices that deviate from the prescribed practices.

The more significant differences between statutory accounting practices and U.S. generally accepted accounting principles (“U.S. GAAP”), are as follows:

Investments in bonds are reported at amortized cost or fair value based on their designation from the NAIC for statutory purposes. For U.S. GAAP purposes, such investments in fixed maturities are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments in fixed maturities are reported at amortized cost. The remaining investments in fixed maturities are reported at fair value with the unrealized holding gains and losses reported in net income for those designated as trading and as a separate component of equity for those designated as available-for-sale.

The costs of acquiring and renewing certain business are charged to net income as incurred for statutory purposes rather than deferred and amortized over the premium-paying period or in proportion to the emergence of estimated gross profit margins or, in certain circumstances, estimated gross revenues for U.S. GAAP purposes.

Policy reserves on traditional term life insurance products for statutory purposes are based on prescribed mortality, morbidity, and interest rates. Additionally, policies issued on or after January 1, 2020, use VM-20: Requirements for Principle-Based Reserves for Life Products (“VM-20”) for statutory purposes. The VM-20 net premium reserves are based on prescribed assumptions and the deterministic reserve uses prudent estimate assumptions and interest scenario. These may differ from reserves based on best estimate assumptions of expected mortality, interest rates and withdrawals used for U.S. GAAP purposes, which include a provision for possible unfavorable deviation from such assumptions.

Policy reserves on interest sensitive universal life, variable universal life and indexed universal life insurance products for statutory purposes are based on prescribed mortality, morbidity, lapse (for some universal life secondary guarantee reserves) and interest rates. Additionally, policies issued on or after January 1, 2020, use VM-20 principle-based reserves for statutory purposes. The VM-20 net premium reserves are based on prescribed assumptions and the deterministic and stochastic reserves use prudent estimate assumptions and interest/equity scenarios. This differs from the full account values under U.S. GAAP.

Reinsurance amounts are netted against the corresponding policyholder receivable or payable balances for statutory purposes rather than shown as gross amounts on the statements of financial position under U.S. GAAP.

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2021

    For statutory purposes, the deferred tax asset (“DTA”), net of any valuation allowance established for the DTA not yet realizable, is limited to (1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with Internal Revenue Service (“IRS”) tax loss carryback provisions, not to exceed three years, plus (2) the lesser of the remaining gross DTA expected to be realized within three years of the date of the statement of financial position or 15% of capital and surplus excluding any net DTA, electronic data processing equipment and operating software and any net positive goodwill, plus (3) the amount of remaining gross DTA that can be offset against the existing gross deferred tax liability (“DTL”). The remaining DTA is non-admitted. Under U.S. GAAP, a DTA is recorded for the amount of gross DTA expected to be realized in future years, and a valuation allowance is established for the DTA not realizable. All changes in the gross DTA and DTL are recorded directly to unassigned surplus for statutory purposes. Certain changes to the DTA and DTL, including changes in tax rates, are reported directly to net income under U.S. GAAP.
    Under a formula determined by the NAIC, we defer in the Interest Maintenance Reserve (“IMR”) the portion of realized gains and losses on sales (net of federal income tax) of fixed maturities investments, principally bonds, attributable to changes in the general level of interest rates and amortize those deferrals over the remaining period to maturity. Realized capital gains and losses are reported in net income net of federal income taxes and transfers to the IMR for statutory purposes rather than reported in net income in the period the gain or loss occurs under U.S. GAAP.
    Declines in the value of investments due to noninterest related risk are provided for through the establishment of an Asset Valuation Reserve (“AVR”), which is carried as a liability. The reserve is determined by an NAIC prescribed formula with changes charged directly to unassigned surplus. The reserve is not recognized for U.S. GAAP.
    Certain assets, including goodwill and other intangibles, designated as “non-admitted assets” have been charged directly to unassigned surplus for statutory purposes rather than being reported as assets, as applicable, under U.S. GAAP.
    For statutory purposes, revenues for universal life, variable universal life and indexed universal life-type policies with mortality or morbidity risk consist of premiums received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under U.S. GAAP, revenues consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values. Amounts received as payments for such contracts are not reported as premium revenue under U.S. GAAP.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the statutory-basis financial statements and accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are the fair value of certain invested assets, policy and contract liabilities and income taxes.

The outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. These events present material uncertainty and risk with respect to financial results. Our financial results may be impacted by evolving regulatory, legislative and standard-setter accounting interpretations and guidance. Due to the highly uncertain nature of these conditions, it is not possible to estimate the ultimate impacts on the global economy, markets or our business at this time.

Cash, Cash Equivalents and Short-Term Investments

In connection with the preparation of our statutory-basis statements of cash flows, we consider all highly liquid investments with a maturity of one year or less when purchased to be short-term investments, and all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Cash includes cash on hand.

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2021

Investments

Investments in bonds are reported at amortized cost computed using the constant yield method, or fair value based on their NAIC designation and adjusted for other-than-temporary declines in fair value. Additionally, certain loan-backed and structured securities qualify to be reported at fair value as determined by methods identified in the Purposes and Procedures Manual of the NAIC Investment Analysis Office. For the loan-backed and structured securities included in the bond portfolio, we recognize income using a constant effective yield based on security specific facts that may include expectations of delinquency and default rates, loss severity, prepayment speeds as determined by external or internal estimates and the expected maturity of the securities. Significant changes in estimated cash flows from the original purchase assumptions are primarily accounted for using the retrospective method for those loan-backed and structured securities that are of high credit quality and using the prospective method for those loan-backed and structured securities that are not of high credit quality. See Note 9, Fair Value Measurements, for policies related to the determination of fair value.

Net realized capital gains and losses on the sale of investments are determined using the specific identification basis.

Other invested assets are valued as prescribed by the State of Iowa Insurance laws.

The AVR provides a reserve for noninterest related gains and losses (net of federal income taxes) from investments in bonds, preferred and common stocks, mortgage loans, real estate and other invested assets, with related increases or decreases being recorded directly to unassigned surplus. As of December 31, 2021 and 2020, the AVR was $1,350,178 and $1,162,624, respectively.

`    The IMR primarily defers certain interest-related gains and losses (net of federal income taxes) on fixed income investments, which are amortized into net income over the estimated remaining lives of the investments sold. As of December 31, 2021 and 2020, the IMR was $726,535 and $741,696, respectively.

Other Admitted Assets

Other admitted assets are valued as prescribed by the State of Iowa Insurance Laws.

Reserves for Insurance

The reserves for life policies, developed by actuarial methods, are established and maintained on the basis of mortality and morbidity tables using assumed interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than the minimum valuation required by law or guaranteed policy cash values.

Reserves on substandard policies are calculated on multiples of valuation mortality tables with various interest rates and additional reserves are held for substandard flat extra ratings. In addition to the regular universal life reserves, an unearned cost of insurance charge reserve is held.

As of December 31, 2021 and 2020, we had $9,203,140,425 and $28,701,118,859, respectively, of direct insurance in force for which the gross premiums were less than the net premiums according to the standard valuation set by the State of Iowa.

Deduction of deferred fractional premiums is waived upon death and portions of premium beyond the date of death are refunded. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released and tabular cost have been determined either by formula or the basic data for the calculation of policy reserves, depending on type of coverage.

Recognition of Premium Revenues and Costs

Life insurance premiums are recognized as revenues over the premium-paying period. Commissions and other costs applicable to the acquisition of new and renewal business are charged to net income as incurred.

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2021

Reinsurance

    We reinsure certain of our risks with an affiliate, Principal Life Insurance Company (“Principal Life”). See Note 2, Related Party Transactions, for additional details. Reinsurance premiums, expenses and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed.

Separate Account

The Separate Account assets and liabilities presented in the financial statements represent the fair market value of funds that are separately administered by us for contracts with equity investments. The contract owner, rather than us, bears the investment risk of these funds. The Separate Account assets are legally insulated and are not subject to claims that arise out of any of our other business. An equivalent amount is reported as Separate Account liabilities, which represents the obligation to return monies to the contract owner. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services.

Separate Account assets and liabilities are disclosed in the aggregate in the statements of financial position. The statements of operations include the net effect of the premiums, increases in reserves, benefits and other items arising from operations of the Separate Accounts.

Income Taxes

    We are included in a consolidated federal income tax return filed by PFG. Members of the affiliated group joining the consolidated federal income tax return filed by PFG include the following:

Delaware Charter Guarantee & Trust Company	Principal International, LLC
Diversified Dental Services, Inc.	Principal Life Insurance Company
Employers Dental Services, Inc.	Principal Life Insurance Company of Iowa
Equity FC, Ltd.	Principal National Life Insurance Company
First Dental Health	Principal Real Estate Portfolio, Inc.
Preferred Product Network, Inc.	Principal Reinsurance Company of Delaware
Principal Bank	Principal Reinsurance Company of Delaware II
Principal Dental Services, Inc.	Principal Reinsurance Company of Vermont
Principal Financial Services, Inc.	Principal Securities, Inc.
Principal Funds Distributor, Inc.	Principal Shareholder Services, Inc.
Principal Global Investors Holding Company (US), LLC	RobustWealth, Inc.
Principal Global Investors Trust Company	Spectrum Asset Management, Inc.

The method of allocation between PFG and certain of its subsidiaries is subject to a written agreement, approved by the President of PFG. This agreement provides for a method of allocating income tax expenses and benefits among parties to the agreement generally based on a pro rata contribution of taxable income or operating losses. The tax sharing agreement was reviewed and approved by the Iowa Insurance Division pursuant to the Iowa Insurance Holding Company Act. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred taxes are provided for the tax effect of temporary differences between the financial reporting and income tax bases of assets and liabilities and net operating and capital losses using enacted income tax rates and laws. All changes in the gross DTA and DTL are recorded in unassigned surplus. The effect of a change in tax rates on the DTA and DTL is recognized in surplus in the period in which the change is enacted.

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2021

2. Related Party Transactions
Reinsurance
    We have a reinsurance transaction with Principal Life, an affiliate, and cede 100% of our life insurance business to Principal Life. We also provide reinsurance services for Principal Life. Significant effects of affiliated reinsurance were as follows:

	For the year ended December 31,
Statements of Operations and Capital and Surplus line	2021	2020	2019
Premiums and annuity and other considerations:
Reinsurance assumed	$8,657	$8,503	$8,055
Reinsurance ceded	$1,135,603,496	$1,007,313,891	$900,885,697

Benefit payments other than dividends:
Reinsurance assumed	$35,670	$—	$—
Reinsurance ceded	$366,298,474	$311,881,535	$214,288,608

Commissions and expense allowance:
Reinsurance ceded	$312,473,263	$314,271,495	$310,584,424

	December 31,
Statements of Financial Position line	2021	2020
Insurance reserves:
Reinsurance assumed	$17,757	$17,076
Reinsurance ceded	$8,620,604,565	$7,572,502,318

Amounts receivable under reinsurance contract:
Reinsurance ceded	$9,933,900	$8,630,954

Expense Agreements
    We have entered into various related party transactions with PFG and other affiliates. During the years ended December 31, 2021 , 2020 and 2019, we received $12,119,829, $11,294,241 and $10,212,482, respectively, of expense reimbursements from affiliated entities. We have a management services agreement with Principal Global Investors, LLC and management fees paid were $240,133, $214,455 and $188,549 during 2021, 2020 and 2019, respectively.
Cash Advance Agreement
    We are a party to a cash advance agreement with PFS, which allows us to pool our available cash with other affiliates in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFS in aggregate principal amounts not to exceed $20,000,000, with such advanced amounts earning interest at the daily 30-day LIBOR rate (the “Internal Crediting Rate”); and (ii) PFS to advance cash to us in aggregate principal amounts not to exceed $20,000,000, with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse PFS for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable of $1,704 and $2,380, as of December 31, 2021 and 2020, respectively. During 2021, 2020 and 2019, we earned interest of $16,901, $77,574 and $363,178, respectively, related to the cash advance agreement.

Employee Benefit Plans

PFG provides defined benefit pension plan benefits to its employees. We were allocated an appropriate share of the costs associated with these benefits in accordance with an expense allocation agreement. Our allocated share of these benefits was $6,876,675, $6,098,788 and $5,866,178 in 2021, 2020 and 2019, respectively.

PFG provides qualified and non-qualified defined contribution and non-qualified deferred compensation

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2021

plan benefits to its employees. We were allocated an appropriate share of the costs associated with these benefits in accordance with an expense allocation agreement. Our allocated share of these benefits was $4,477,239, $4,226,368 and $4,643,531 in 2021, 2020 and 2019, respectively.

Investment purchase

    During 2021, we purchased long-term bonds totaling $966,223 plus accrued interest of $5,333 from Principal Life.

3. Investments
Investments in bonds are generally held for investment purposes to maturity and, therefore, are carried in the financial statements at amortized cost adjusted for other-than-temporary declines in the fair value of the investment.
Bonds
See Note 9, Fair Value Measurements, for policies related to the determination of fair value. The carrying value and fair value of investments in bonds were as follows:

	December 31, 2021
		Gross	Gross
	Book/adjusted	unrealized	unrealized
	carrying value	gains	losses	Fair value
Bonds:
U.S. governments	$6,214,915	$566,439	$—	$6,781,354
U.S. states, territories and possessions	1,939,756	405,015	—	2,344,771
U.S. special revenue	60,762,386	6,377,048	(308,867)	66,830,567
Industrial and miscellaneous	163,949,610	12,814,908	(1,235,909)	175,528,609
Hybrid securities	1,000,000	27,360	—	1,027,360
Total bonds	$233,866,667	$20,190,770	$(1,544,776)	$252,512,661

	December 31, 2020
		Gross	Gross
	Book/adjusted	unrealized	unrealized
	carrying value	gains	losses	Fair value
Bonds:
U.S. governments	$16,229,149	$1,237,255	$—	$17,466,404
U.S. states, territories and possessions	1,936,838	505,742	—	2,442,580
U.S. special revenue	62,427,611	8,062,356	(200,076)	70,289,891
Industrial and miscellaneous	137,540,628	19,123,356	(234,781)	156,429,203
Hybrid securities	1,000,000	64,732	—	1,064,732
Total bonds	$219,134,226	$28,993,441	$(434,857)	$247,692,810

    The carrying value and fair value of bonds as of December 31, 2021, by contractual maturity were as follows:

	Carrying value	Fair value
Due in one year or less	$6,732,745	$6,814,539
Due after one year through five years	29,940,892	32,114,237
Due after five years through ten years	31,627,526	33,669,655
Due after ten years	138,285,622	151,592,068
	206,586,785	224,190,499
Mortgage-backed and other asset-backed securities	27,279,882	28,322,162
Total	$233,866,667	$252,512,661

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2021

    Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.
    We invest in privately placed bonds to enhance the overall value of the portfolio, increase diversification and obtain higher yields than are possible with comparable quality public market bonds. Generally, private placements provide broader access to management information, strengthened negotiated protective covenants, call protection features and, where applicable, a higher level of collateral. They are, however, generally less liquid because of restrictions imposed by federal and state securities laws.
Net Investment Income
    Major components of net investment income were as follows:

	For the year ended December 31,
	2021	2020	2019
Bonds	$9,348,587	$8,768,662	$7,542,253
Cash, cash equivalents and short-term investments	808	3,623	80,736
Other invested assets	63,706	34,797	—
Other	16,719	76,466	371,181
Gross investment income	9,429,820	8,883,548	7,994,170
Less: investment expenses	1,778,843	1,707,665	1,541,306
Net investment income	$7,650,977	$7,175,883	$6,452,864

Prepayment Penalties and Acceleration Fees

The number of sold, disposed or otherwise redeemed securities by Committee on Uniform Security Identification Procedure (“CUSIPs”) as a result of a callable feature and the aggregate amount of investment income generated as a result of a prepayment penalty or acceleration fee were as follows:

	December 31, 2021
	General Account	Separate Account

Number of CUSIPs	6	—
Aggregate amount of investment income	$772,931	$—

	December 31, 2020
	General Account	Separate Account

Number of CUSIPs	5	—
Aggregate amount of investment income	$535,302	$—

	December 31, 2019
	General Account	Separate Account

Number of CUSIPs	1	—
Aggregate amount of investment income	$37,762	$—

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2021

Realized and Unrealized Capital Gains and Losses
    Realized capital gains (losses) on investments, net of IMR, are reflected in net income. Unrealized capital gains (losses) are reflected directly in unassigned surplus when required. During 2021, 2020 and 2019, we did not record any unrealized capital gains (losses) in surplus. The major components of net realized capital gains (losses) on investments reflected in net income were as follows:

	For the year ended December 31,
	2021	2020	2019

Bonds	$56,917	$830,369	$37,366
Net capital gains	56,917	830,369	37,366
Related federal income tax expense	(4,684)	(178,186)	(56,101)
Transferred to IMR	(44,964)	(653,676)	(29,519)
Net realized capital gains (losses) net of related taxes	$7,269	$(1,493)	$(48,254)

    Proceeds from sales of investments (excluding call and maturity proceeds) in bonds were $1,997,894, $10,563,308 and $2,673,948 in 2021, 2020 and 2019, respectively. Gross gains of $7,013, $971,553 and $38,864 and gross losses of $0, $127,900 and $3,167 in 2021, 2020 and 2019, respectively, were realized on those sales.

We recognize impairment losses for bonds and other assets when declines in value are other-than-temporary. Recoveries on previously impaired assets are primarily recognized at the time of sale. During 2021, 2020 and 2019, we did not record any realized capital losses related to other-than-temporary impairments (“OTTI”). We consider relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below amortized cost, (2) the reasons for the decline in value, (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events and (4) our ability and intent to hold the security to maturity or until it recovers in value.
For loan-backed and structured securities, we bifurcate our realized gains and losses between credit related and interest related realized losses. We estimate the amount of the credit loss component of a loan-backed or structured security impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate to accrete the security. The cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. We did not recognize any OTTI on the basis of intent to sell loan-backed and structured securities during 2021, 2020 and 2019. We did not recognize any OTTI on the basis of inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of loan-backed and structured securities during 2021, 2020 and 2019. We had no recorded investments in restructured bonds for which an impairment has been recognized as of December 31, 2021 and 2020.
We accrue interest income on impaired bonds to the extent it is deemed collectible and the bond continues to perform under its original or restructured contractual terms. Interest income on non-performing bonds is generally recognized on a cash basis. Interest income on bonds in default that is over 90 days past due and has been deemed collectible is non-admitted. As of December 31, 2021 and 2020, we had no interest overdue beyond 90 days on bonds.

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2021

Gross Unrealized Losses on Bonds
For bonds with unrealized losses, including other-than-temporary impairment losses reported in unassigned surplus, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities had been in a continuous unrealized loss position, were as follows:

	December 31, 2021
			Greater than or equal
	Less than twelve months		to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
Bonds:
U.S. special revenue	$6,797,476	$162,393	$2,100,356	$146,474	$8,897,832	$308,867
Industrial and miscellaneous	26,069,427	449,583	11,108,844	786,326	37,178,271	1,235,909
Total fair value and gross unrealized
losses reported in the notes to the
financial statements	$32,866,903	$611,976	$13,209,200	$932,800	$46,076,103	$1,544,776

    Of the bonds within our portfolio in a gross unrealized loss position, 99% were investment grade (designated NAIC 1 or 2) with an average price of 97 (fair value/amortized cost) as of December 31, 2021. As of December 31, 2021, $0 had been recorded as an adjustment to unassigned surplus. Gross unrealized losses in our bond portfolio increased during the year ended December 31, 2021, primarily due to changes in market interest rates and changes in credit spreads.

For those bonds that had been in a continuous unrealized loss position for less than twelve months, we held 28 bonds reflecting an average price of 98 as of December 31, 2021. Of those bonds, 99% were investment grade (designated NAIC 1 or 2) as of December 31, 2021, with associated unrealized losses of $597,553.

For those bonds that had been in a continuous unrealized loss position greater than or equal to twelve months, we held 12 bonds reflecting an average price of 93 as of December 31, 2021. Of those bonds, 100% were investment grade (designated NAIC 1 or 2) as of December 31, 2021, with associated unrealized losses of $932,800.

As of December 31, 2021, investments in structured and loan-backed securities that had unrealized losses which had not been recognized in earnings had a fair value of $7,215,202. Securities in an unrealized loss position for less than twelve months had a fair value of $6,720,385 and unrealized losses of $101,895. Securities in an unrealized loss position for greater than twelve months had a fair value of $494,817 and unrealized losses of $5,183. These securities were primarily categorized as industrial and miscellaneous.

Because we expected to recover our carrying value and it was not our intent to sell the securities with unrealized losses before recovery of the amortized cost, which may be maturity, we did not consider those securities to be other-than-temporarily impaired as of December 31, 2021.

	December 31, 2020
			Greater than or equal
	Less than twelve months		to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
Bonds:
U.S. special revenue	$4,402,781	$200,076	$—	$—	$4,402,781	$200,076
Industrial and miscellaneous	7,747,068	224,221	481,021	10,560	8,228,089	234,781
Total fair value and gross unrealized
losses reported in the notes to the
financial statements	$12,149,849	$424,297	$481,021	$10,560	$12,630,870	$434,857

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2021

Of the bonds within our portfolio in a gross unrealized loss position, 85% were investment grade (designated NAIC 1 or 2) with an average price of 97 (fair value/amortized cost) as of December 31, 2020. As of December 31, 2020, $0 had been recorded as an adjustment to unassigned surplus. Gross unrealized losses in our bond portfolio increased during the year ended December 31, 2020, primarily due to changes in market interest rates and changes in credit spreads.

For those bonds that had been in a continuous unrealized loss position for less than twelve months, we held 9 bonds reflecting an average price of 97 as of December 31, 2020. Of those bonds, 84% were investment grade (designated NAIC 1 or 2) as of December 31, 2020, with associated unrealized losses of $405,476.

For those bonds that had been in a continuous unrealized loss position greater than or equal to twelve months, we held 1 bond reflecting an average price of 98 as of December 31, 2020. That bond was investment grade (designated NAIC 1 or 2) as of December 31, 2020, with associated unrealized losses of $10,560.

As of December 31, 2020, investments in structured and loan-backed securities that had unrealized losses which had not been recognized in earnings had a fair value of $6,133,488. Securities in an unrealized loss position for less than twelve months had a fair value of $5,652,467 and unrealized losses of $147,388. Securities in an unrealized loss position for greater than twelve months had a fair value of $481,021 and unrealized losses of $10,560. These securities were primarily categorized as industrial and miscellaneous.

Because we expected to recover our carrying value and it was not our intent to sell the securities with unrealized losses before recovery of the amortized cost, which may be maturity, we did not consider those securities to be other-than-temporarily impaired as of December 31, 2020.

Restricted Assets
    As of December 31, 2021 and 2020, we had admitted assets on deposit with states in the General Account of $2,490,180 and $2,386,649, respectively.

4. Life Reserves

    The account value, cash value and reserve for life insurance were as follows:

	December 31, 2021
	General Account
	Account	Cash
	value	value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$420,149,164	$304,713,939	$332,595,358
Universal life with secondary guarantees	1,738,591,193	1,167,483,290	4,322,321,643
Indexed universal life	478,331,273	355,970,577	364,756,975
Variable universal life	14,545,384	13,284,467	26,125,019
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	3,443,209,901
Disability - active lives	XXX	XXX	7,926,535
Disability - disabled lives	XXX	XXX	927,586
Miscellaneous reserves	XXX	XXX	122,759,305
Total account value, cash value and reserve before reinsurance ceded	2,651,617,014	1,841,452,273	8,620,622,322
Reinsurance ceded	2,651,617,014	1,841,452,273	8,620,604,565
Net account value, cash value and reserve	$—	$—	$17,757

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2021

	December 31, 2021
	Separate Account - nonguaranteed
	Account	Cash
	value	value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$544,374,082	$497,183,131	$525,645,197

	December 31, 2020
	General Account
	Account	Cash
	value	value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$386,117,288	$275,103,383	$302,559,919
Universal life with secondary guarantees	1,692,070,425	1,111,363,211	3,918,190,800
Indexed universal life	350,425,469	241,255,670	255,687,512
Variable universal life	11,836,185	10,014,635	21,292,416
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	2,932,125,745
Disability - active lives	XXX	XXX	6,739,737
Disability - disabled lives	XXX	XXX	729,883
Miscellaneous reserves	XXX	XXX	135,193,382
Total account value, cash value and reserve before reinsurance ceded	2,440,449,367	1,637,736,899	7,572,519,394
Reinsurance ceded	2,440,449,367	1,637,736,899	7,572,502,318
Net account value, cash value and reserve	$—	$—	$17,076

	December 31, 2020
	Separate Account - nonguaranteed
	Account	Cash
	value	value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$351,565,572	$297,460,786	$308,547,794

A reconciliation of our life reserves of the Life and Accident and Health Annual Statement and the Separate
Account Annual Statement was as follows:

	December 31, 2021	December 31, 2020
Life and Accident and Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$17,757	$17,076

Separate Accounts Annual Statement:
Exhibit 3, Life insurance totals	525,645,197	308,547,794
Combined total	$525,662,954	$308,564,870

5. Separate Account
    We utilize Separate Accounts to record and account for assets and liabilities for particular lines of business. As of December 31, 2021 and 2020, we reported assets and liabilities from variable universal life products in Separate Accounts.
    Separate Account assets are accounted for at fair value in accordance with Statement of Statutory Accounting Principles No. 56, Separate Accounts.
    In accordance with the products/transactions recorded within the Separate Accounts, all assets are considered legally insulated from the General Account. As of December 31, 2021 and 2020, our Separate Accounts included legally insulated assets of $545,749,248 and $352,525,178, respectively.

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2021

    As of December 31, 2021 and 2020, the General Account had maximum guarantees for the Separate Account liabilities of $3,235,178 and $4,546,707, respectively. The General Account was not compensated for the risk taken during 2021, 2020 or 2019. The General Account did not pay toward Separate Account guarantees during 2021, 2020 or 2019.
Information regarding our Separate Accounts as of and for the years ended December 31, 2021 and 2020, was as follows:

	December 31, 2021
		Separate Accounts
		with guarantees
		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	greater	Separate
	Indexed	equal to 4%	than 4%	Accounts	Total
Premiums, considerations or
deposits	$—	$—	$—	$156,244,968	$156,244,968

Reserves for Separate Accounts with
assets at:
Market value	$—	$—	$—	$525,645,197	$525,645,197
Amortized cost	—	—	—	—	—
Total reserves	$—	$—	$—	$525,645,197	$525,645,197

Reserves for Separate Accounts
by withdrawal characteristics:
Subject to discretionary
withdrawal:
With market value adjustment	$—	$—	$—	$—	$—
At book value without market
value adjustment and with
current surrender charge
of 5% or more	—	—	—	—	—
At fair value	—	—	—	525,645,197	525,645,197
At book value without market
value adjustment and with
current surrender charge
less than 5%	—	—	—	—	—
Subtotal	—	—	—	525,645,197	525,645,197
Not subject to discretionary
withdrawal	—	—	—	—	—
Total Separate Account reserves	$—	$—	$—	$525,645,197	$525,645,197

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2021

	December 31, 2020
		Separate Accounts
		with guarantees
		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	greater	Separate
	Indexed	equal to 4%	than 4%	Accounts	Total
Premiums, considerations or
deposits	$—	$—	$—	$93,085,772	$93,085,772

Reserves for Separate Accounts with
assets at:
Market value	$—	$—	$—	$308,547,794	$308,547,794
Amortized cost	—	—	—	—	—
Total reserves	$—	$—	$—	$308,547,794	$308,547,794

Reserves for Separate Accounts
by withdrawal characteristics:
Subject to discretionary
withdrawal:
With market value adjustment	$—	$—	$—	$—	$—
At book value without market
value adjustment and with
current surrender charge
of 5% or more	—	—	—	—	—
At fair value	—	—	—	308,547,794	308,547,794
At book value without market
value adjustment and with
current surrender charge
less than 5%	—	—	—	—	—
Subtotal	—	—	—	308,547,794	308,547,794
Not subject to discretionary
withdrawal	—	—	—	—	—
Total Separate Account reserves	$—	$—	$—	$308,547,794	$308,547,794

    A reconciliation of the amounts transferred to and from the Separate Accounts is presented below:

	For the year ended December 31,
	2021	2020	2019
Transfers as reported in the summary of operations of the
Separate Accounts Annual Statement:
Transfers to Separate Accounts	$156,256,391	$93,205,261	$45,980,932
Transfers from Separate Accounts	11,556,248	(7,947,122)	(13,007,114)
Net transfers to Separate Accounts	167,812,639	85,258,139	32,973,818

Reconciling adjustments:
Transfers for cost of insurance and other reconciling items	(24,285,627)	(1,603,098)	4,848,507
Net transfers to Separate Accounts as reported in the statements
of operations and capital and surplus	$143,527,012	$83,655,041	$37,822,325

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2021

6. Federal Income Taxes
Net Deferred Income Taxes
    The components of the net DTA and DTL were as follows:

	December 31, 2021
	Ordinary	Capital	Total
Gross DTA	$48,781,346	$—	$48,781,346
Statutory valuation allowance adjustments	139,014	—	139,014
Adjusted gross DTA	48,642,332	—	48,642,332
DTA non-admitted	32,569,286	—	32,569,286
Subtotal net admitted DTA	16,073,046	—	16,073,046
DTL	317,409	—	317,409
Net admitted DTA	$15,755,637	$—	$15,755,637

	December 31, 2020
	Ordinary	Capital	Total
Gross DTA	$42,027,352	$—	$42,027,352
Statutory valuation allowance adjustments	246,079	—	246,079
Adjusted gross DTA	41,781,273	—	41,781,273
DTA non-admitted	27,011,496	—	27,011,496
Subtotal net admitted DTA	14,769,777	—	14,769,777
DTL	334,262	—	334,262
Net admitted DTA	$14,435,515	$—	$14,435,515

	Change
	Ordinary	Capital	Total
Gross DTA	$6,753,994	$—	$6,753,994
Statutory valuation allowance adjustments	(107,065)	—	(107,065)
Adjusted gross DTA	6,861,059	—	6,861,059
DTA non-admitted	5,557,790	—	5,557,790
Subtotal net admitted DTA	1,303,269	—	1,303,269
DTL	(16,853)	—	(16,853)
Net admitted DTA	$1,320,122	$—	$1,320,122

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2021

DTA Admissibility

The admission calculation components were as follows:

	December 31, 2021
	Ordinary	Capital	Total
a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$—	$242,992	$242,992
b. Adjusted gross DTA expected to be realized (excluding the amount of DTA from a. above) after application of the
threshold limitation (The lesser of b.i. and b.ii. below)	15,755,637	(242,992)	15,512,645
i. Adjusted gross DTA expected to be realized following
the balance sheet date	15,755,637	(242,992)	15,512,645
ii. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	38,061,993
c. Adjusted gross DTA (excluding the amount of DTA from
a. and b. above) offset by gross DTL	317,409	—	317,409
DTA admitted	$16,073,046	$—	$16,073,046

	December 31, 2020
	Ordinary	Capital	Total
a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$—	$251,642	$251,642
b. Adjusted gross DTA expected to be realized (excluding the amount of DTA from a. above) after application of the
threshold limitation (The lesser of b.i. and b.ii. below)	14,435,515	(251,642)	14,183,873
i. Adjusted gross DTA expected to be realized following
the balance sheet date	14,435,515	(251,642)	14,183,873
ii. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	35,434,284
c. Adjusted gross DTA (excluding the amount of DTA from
a. and b. above) offset by gross DTL	334,262	—	334,262
DTA admitted	$14,769,777	$—	$14,769,777

	Change
	Ordinary	Capital	Total
a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$—	$(8,650)	$(8,650)
b. Adjusted gross DTA expected to be realized (excluding the amount of DTA from a. above) after application of the
threshold limitation (The lesser of b.i. and b.ii. below)	1,320,122	8,650	1,328,772
i. Adjusted gross DTA expected to be realized following
the balance sheet date	1,320,122	8,650	1,328,772
ii. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	2,627,709
c. Adjusted gross DTA (excluding the amount of DTA from
a. and b. above) offset by gross DTL	(16,853)	—	(16,853)
DTA admitted	$1,303,269	$—	$1,303,269

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2021

Threshold Limitation

	December 31,
	2021	2020
Ratio percentage used to determine recovery period and threshold limitation
amount	2,222%	697%
Amount of adjusted capital and surplus used to determine recovery period
and threshold limitation	$253,746,622	$236,228,561

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2021

Impacts of Tax-Planning Strategies

    The impacts of tax-planning strategies were as follows:

	December 31, 2021
	Ordinary	Capital
Determination of adjusted gross DTA and net admitted DTA by tax character as a percentage
Adjusted gross DTA amount	$48,642,332	$—

Percentage of adjusted gross DTA by tax character attributable to the
impact of tax planning strategies	—%	—%

Net admitted adjusted gross DTA amount	$16,073,046	$—

Percentage of net admitted adjusted gross DTA by tax character admitted
because of the impact of tax planning strategies	—%	—%

	December 31, 2020
	Ordinary	Capital
Determination of adjusted gross DTA and net admitted DTA by tax character as a percentage
Adjusted gross DTA amount	$41,781,273	$—

Percentage of adjusted gross DTA by tax character attributable to the
impact of tax planning strategies	—%	—%

Net admitted adjusted gross DTA amount	$14,769,777	$—

Percentage of net admitted adjusted gross DTA by tax character admitted
because of the impact of tax planning strategies	—%	—%

	Change
	Ordinary	Capital
Determination of adjusted gross DTA and net admitted DTA by tax character as a percentage
Adjusted gross DTA amount	$6,861,059	$—

Percentage of adjusted gross DTA by tax character attributable to the
impact of tax planning strategies	—%	—%

Net admitted adjusted gross DTA amount	$1,303,269	$—

Percentage of net admitted adjusted gross DTA by tax character admitted
because of the impact of tax planning strategies	—%	—%

    As of December 31, 2021 and 2020, our tax planning strategies did not include the use of reinsurance.
    As of December 31, 2021 and 2020, we had no temporary differences for which a DTL was not recognized.

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2021

Income Taxes Incurred

Current income taxes incurred consisted of the following major components:

	For the year ended December 31,
	2021	2020	2019
Federal	$8,401,767	$7,537,000	$6,155,048
Foreign	—	—	—
Subtotal	8,401,767	7,537,000	6,155,048
Federal income tax on net capital gains	4,684	178,186	56,101
Other	—	—	—
Federal and foreign income taxes incurred	$8,406,451	$7,715,186	$6,211,149

DTA and DTL Components

    The main components of the DTA and DTL were as follows:

	December 31,
	2021	2020	Change
DTA:
Ordinary:
Tax basis deferred acquisition costs	$47,931,007	$40,795,600	$7,135,407
Share-based compensation	683,664	952,232	(268,568)
Charitable contribution	139,015	246,080	(107,065)
Non-admitted assets	27,450	33,238	(5,788)
Other	210	202	8
Gross ordinary DTA	48,781,346	42,027,352	6,753,994
Statutory valuation allowance adjustment	139,014	246,079	(107,065)
Non-admitted ordinary DTA	32,569,286	27,011,496	5,557,790
Admitted ordinary DTA	16,073,046	14,769,777	1,303,269

DTL:
Ordinary:
Reserves	289,403	203,253	86,150
Bonds	26,368	129,143	(102,775)
Other	1,638	1,866	(228)
Total ordinary DTL	317,409	334,262	(16,853)
Net admitted DTA	$15,755,637	$14,435,515	$1,320,122

Rate Reconciliation
Our provision for income taxes may not have the customary relationship of taxes to income. The differences between the prevailing U.S. corporate income tax rate of 21% and the effective tax rate on pre-tax income are generally due to inherent differences between income for financial reporting purposes and income for tax purposes, changes in statutory valuation allowance and the establishment of adequate provisions for any challenges of the tax filings and tax payments to the various taxing jurisdictions.

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2021

Our income tax expense and change in deferred taxes differ from the amount obtained by applying the federal statutory rate of 21% to pre-tax net income for the following reasons:

	For the year ended December 31,
	2021	2020	2019
Income before federal income taxes	$6,439,856	$6,414,485	$4,530,271

Expected federal income tax expense	$1,352,370	$1,347,042	$951,357
Share-based compensation	365,659	171,249	(174,121)
Uncertain tax position and agreed upon audit adjustments	107,065	—	—
Disallowed expenses	34,918	31,612	27,610
Change in non-admitted assets	5,788	8,407	13,382
Dividends received deduction	(143,639)	(106,862)	(150,225)
Change in statutory valuation allowance adjustment	(107,065)	—	—
Foreign tax credits	(74,380)	(97,979)	(62,728)
Exclude IMR amortization	(12,626)	(8,081)	(6,905)
Intangible amortization	—	—	(19,425)
Other	449	45	—
Total income tax expense and change in net deferred taxes	$1,528,539	$1,345,433	$578,945

Current income taxes incurred	$8,406,451	$7,715,186	$6,211,149
Change in net DTA, before impact of non-admitting any DTA	(6,877,912)	(6,369,753)	(5,632,204)
Total income tax expense and change in net deferred taxes	$1,528,539	$1,345,433	$578,945

Unrecognized Tax Benefits
    We do not believe there is a reasonable possibility the total amount of the unrecognized tax benefits will significantly increase or decrease in the next twelve months.
Tax Carryforwards
    As of December 31, 2021 and 2020, we did not have any operating loss carryforwards, capital loss carryforwards or tax credit carryforwards.
    We were not subject to the repatriation transition tax as of December 31, 2021.

The following income taxes were incurred in the current and prior years that will be available for recoupment in the event of future capital losses:

2021	$4,684
2020	182,207
2019	56,101

Tax Loss Contingencies and Other Tax Disclosures

As of December 31, 2021, we did not have any federal or foreign income tax loss contingencies. We recognize interest related to tax loss contingencies in income tax expense. Penalties related to tax loss contingencies are reported in operating expenses. As of December 31, 2021 and 2020, we did not recognize accumulated pre-tax interest and penalties related to tax loss contingencies.

Income Tax Returns and Refunds
The IRS has completed examination of PFG’s consolidated U.S. federal income tax returns for years prior to 2015. IRS claims for refund for tax years 2004 through 2008, following settlement of a partnership matter with the Department of

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2021

Justice in March 2019, were finalized in 2020 and have been received in full as of December 31, 2021. IRS claims for refund filed for tax years 2006 through 2008 were received in September 2020. In 2019, an IRS 30-day letter on examination of tax years 2009 through 2012 was received, the proposed adjustments found acceptable, and associated tax settlements subsequently occurred in 2020 prior to expiration of the extended statute of limitations.

The IRS is currently auditing PFG’s consolidated U.S. federal income tax returns for tax years 2015-2018. The U.S. federal statute of limitations expired for years prior to 2009, except for pending audit issues. The extended statute expired on June 30, 2021, for 2009 through 2012 although effectively settled, and the original statute has expired for both 2013 and 2014. Tax years 2015 and forward remain open through statute extensions or the normal statute of limitations. The ultimate settlement of earlier tax years can be adjusted into subsequent tax years regardless of statute status. We do not expect the results of these audits, subsequent related adjustments or developments in other tax areas for all open tax years to significantly change the possible increase in the amount of unrecognized tax benefits, but the outcome of tax reviews is uncertain and unforeseen results can occur.

7. Capital and Surplus
    Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2021 and 2020, we met the minimum RBC requirements.
    Under Iowa law, we may pay dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner to pay a dividend or make any other distribution if such dividends or distributions would exceed certain statutory limitations. Iowa law gives the Commissioner discretion to disapprove requests for distributions in excess of these limitations. Extraordinary dividends include those made, together with dividends and other distributions, within the preceding twelve months that exceed the greater of (i) 10% of our policyholder surplus as the previous year end or (ii) the net gain from operations from the previous calendar year, not to exceed earned surplus. Based on this limitation and 2021 statutory results, we cannot pay dividends in 2022 without exceeding the statutory limitation.
    We did not pay any dividends during 2021, 2020 or 2019.
    The expenses related to stock based compensation issued by PFG are allocated to certain subsidiaries. The allocation is not settled in cash and, therefore, is reported in capital and surplus. Our allocation of stock based compensation was $3,393,833, $3,373,305 and $3,208,159 for the years ended December 31, 2021, 2020 and 2019, respectively.

8. Contingencies
We are not aware of any material contingencies. It is possible we could be involved in legal and regulatory actions in the ordinary course of business. The outcome of such matters is always uncertain, and unforeseen results can occur. It is possible that such outcomes could result in losses or require us to establish accruals.

9. Fair Value Measurements
Valuation Hierarchy
    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.
•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.
•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
•Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2021

Assets and Liabilities Measured at Fair Value

    Assets measured at fair value are summarized below:

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Separate Account assets	$526,233,418	$19,515,830	$—	$545,749,248

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Separate Account assets	$338,166,295	$14,358,883	$—	$352,525,178

Determination of Fair Value
    The following discussion describes the valuation methodologies and inputs used for assets measured at fair value or disclosed at fair value. The techniques utilized in estimating the fair value of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.
    Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2021.

Bonds
    Bonds, including loan-backed and structured securities, are measured and reported at amortized cost except those with an NAIC designation of 6, which are reported at the lower of amortized cost or fair value.
    Additionally, certain loan-backed and structured securities qualify to be reported at fair value as determined by methods identified in the Purposes and Procedures Manual of the NAIC Investment Analysis Office.
    When available, the fair value of bonds is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds. When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Bonds with validated prices from pricing services, which includes the majority of our public bonds, are generally reflected in Level 2. Also included in Level 2 are corporate bonds when quoted market prices are not available, for which an internal model using substantially all observable inputs or a matrix pricing valuation approach is used. In the matrix approach, securities are grouped into pricing categories that vary by sector, designation and average life. Each pricing category is assigned a risk spread based on studies of observable public market data from the investment professionals assigned to specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may also be impacted by company specific factors.
    The primary inputs for valuations of the majority of our Level 2 bonds include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current Treasury curve and risk spreads based on sector, designation and average life of the issuance. For loan-backed and structured

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2021

securities, inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for residential mortgage-backed securities, prepayment speed assumptions. Other inputs include market indices and recently executed transactions.

Other Invested Assets

    Other invested assets disclosed at fair value include other long-term investments that have underlying characteristics of bonds. The fair value of bonds are determined as previously described, and are reflected in Level 2.

Cash

The carrying amount of cash disclosed at fair value approximates its fair value, which is reflected in Level 1 given the nature of cash.

Separate Account Assets

Separate Account assets are measured and reported at fair value. These assets include common stocks, cash and cash equivalents. The fair value of cash is determined as previously described and reflected in Level 1. Fair values of unaffiliated common stocks are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. Fair values of cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available for cash equivalents, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.

    We did not have any transfers into or out of Level 3 during 2021, 2020 and 2019.

Financial Instruments Disclosed at Fair Value
    We use fair value measurements to record fair value of certain assets and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment contracts, are excluded from these fair value disclosure requirements.

The carrying value and estimated fair value of financial instruments were as follows:

	December 31, 2021
	Aggregate
	fair	Admitted
	value	assets	Level 1	Level 2	Level 3
Bonds	$252,512,661	$233,866,667	$5,717,187	$244,330,514	$2,464,960
Other invested assets	2,170,002	2,002,854	—	2,170,002	—
Cash	22,750,177	22,750,177	22,750,177	—	—
Separate Account assets	545,749,248	545,749,248	526,233,418	19,515,830	—

	December 31, 2020
	Aggregate
	fair	Admitted
	value	assets	Level 1	Level 2	Level 3
Bonds	$247,692,810	$219,134,226	$16,358,008	$231,334,802	$—
Other invested assets	1,121,039	1,006,366	—	1,121,039	—
Cash	24,173,974	24,173,974	24,173,974	—	—
Separate Account assets	352,525,178	352,525,178	338,166,295	14,358,883	—

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2021

10. Subsequent Events
    We have evaluated subsequent events through April 12, 2022, which was the date our statutory-basis financial statements were available to be issued.

On January 31, 2022, Principal Life and Principal Reinsurance Company of Vermont (“Principal Vermont”) entered into a Master Transaction Agreement with Sutton Cayman, Ltd. (“Sutton Cayman”), a limited company organized under the laws of the Cayman Islands and an affiliate of Talcott Resolution Life, Inc., a subsidiary of Sixth Street. Pursuant to this agreement Principal Life will recapture the universal life insurance with secondary guarantee (“ULSG”) blocks of business currently ceded to Principal Reinsurance Company of Delaware and Principal Reinsurance Company of Delaware II. Principal Life will subsequently cede the ULSG blocks of business, including the ULSG blocks assumed from us, to Principal Vermont through 100% coinsurance with funds withheld. Principal Vermont will retrocede the ULSG blocks of business to Sutton Cayman through 100% coinsurance with funds withheld. The transaction is expected to close during the second quarter of 2022 with economics effective as of January 1, 2022, subject to regulatory approval.

On March 8, 2022, we had an extraordinary distribution of $179.9 million of cash and invested assets as a return of capital. The extraordinary distribution was approved by the Commissioner.

Part C
Other Information

Item 30. Exhibits
Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)	Resolution of Board of Directors of the Depositor (Incorporated by Reference from Exhibit (a) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

(b)	Custodian Agreement - N/A

(c)	Underwriting Contracts

	(c1)	Distribution Agreement dated February 1, 2009 (Incorporated by Reference from Exhibit (c1) to Registrant's Filing on Form N-6 on on 07/25/2011)(Accession No. 0000898745-11-000511)

(c2)
Broker Dealer Marketing and Servicing Agreement for Variable Life Policies (Incorporated by Reference from Exhibit (c2) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(c3)	Registered Representative Agreement (Incorporated by Reference from Exhibit (c3) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

(d)	Contracts

	(d1)	Form of Variable Life Contract (Incorporated by Reference from Exhibit (d1) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d2)	Form of Change of Insured Rider (Incorporated by Reference from Exhibit (d2) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d3)	Form of Cost of Living Increase Rider (Incorporated by Reference from Exhibit (d3) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d4)	Form of Death Benefit Guarantee Rider (Incorporated by Reference from Exhibit (d4) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d5)	Form of Life Paid-up Rider (Incorporated by Reference from Exhibit (d5) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d6)	Form of Return of Cost of Insurance Rider (Incorporated by Reference from Exhibit (d6) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d7)	Form of Salary Increase Rider (Incorporated by Reference from Exhibit (d7) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d8)	Form of Surrender Value Enhancement Rider (Incorporated by Reference from Exhibit (d8) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d9)	Form of Waiver of Monthly Policy Charge Rider (Incorporated by Reference from Exhibit (d9) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d10)	Form of Waiver of Specified Premium Rider (Incorporated by Reference from Exhibit (d10) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d11)	Form of Accelerated Benefits Rider (Incorporated by Reference from Exhibit (d11) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d12)	Form of Death Benefits Advance Rider (Incorporated by Reference from Exhibit (d12) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d13)	Form of Extended Coverage Rider (Incorporated by Reference from Exhibit (d13) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d14)	Form of Aviation Exclusion Rider (Incorporated by Reference from Exhibit (d14) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d15)	Form of Hazardous Sports Exclusion Rider (Incorporated by Reference from Exhibit (d15) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d16)	Form of Account Value Enhancement Endorsement (Filed as Exhibit (d16) on 02/26/2015)(Accession No. 0001526622-15-000007)

(e)	Applications

	(e1)	Form of Life Insurance Application (Incorporated by Reference from Exhibit (e1) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(e2)	Form of Guaranteed/Simplified Issue Life Insurance Application (Incorporated by Reference from Exhibit (e2) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(e3)	Form of Multi-Life Guaranteed Issue Life Insurance Application (Incorporated by Reference from Exhibit (e3) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(e4)	Form of Supplemental Application (Incorporated by Reference from Exhibit (e4) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

(f)	Depositor's Certificate of Incorporation and By-laws

	(f1)	Articles of Incorporation of the Depositor (Incorporated by Reference from Exhibit (f1) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(f2)	Bylaws of Depositor (Incorporated by Reference from Exhibit (f2) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

(g)	Reinsurance Contracts (Incorporated by Reference from from Exhibit (g) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

(h)	Participation Agreements

	1.	AllianceBernstein
(a) Participation Agreement dated December 15, 2014 (Incorporated by Reference From Exhibit (h)(1)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(b) Amendment to Participation Agreement dated January 1, 2008 (Incorporated by Reference From Exhibit (h)(1)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(c) Administrative Services Agreement dated December 15, 2004 (Incorporated by Reference from Exhibit (h)(1)(c) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
(d) Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(1)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(e) Amendment 2 to Participation Agreement dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(e) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
(f) Amendment 3 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(f) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
(g) Amendment 1 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(g) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
(h) Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(h) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

2.	American Century
	(a)	Shareholder Services Agreement dated March 18, 1999 (Incorporated by Reference From Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(b)	Amendment 1 to Shareholder Services Agreement dated May 1, 2001 (Incorporated by Reference From Exhibit (h)(2)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(c)	Amendment 2 to Shareholder Services Agreement dated May 1, 2002 (Incorporated by Reference From Exhibit (h)(2)(c) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(d)	Amendment 3 to Shareholder Services Agreement dated May 1, 2004 (Incorporated by Reference From Exhibit (h)(2)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)
Amendment 4 to Shareholder Services Agreement dated October 13, 2005 (Incorporated by Reference From Exhibit (h)(2)(e) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

	(f)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(2)(f) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(g)	Amendment 5 to Shareholder Services Agreement dated June 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(g) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(h)	Amendment 6 to Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(h) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(i)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(i) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(j)	Amendment 7 to Shareholder Services Agreement dated March 20, 2014 (Filed as Exhibit (h)2(j) on 04/28/2014 (Accession No. 0001526622-14-000005)

3.	American Funds
	(a)	Fund Participation and Service Agreement dated May 1, 2014 -- Filed as exhibit 99.h03(a) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(b)	Rule 22c-2 Agreement dated May 19, 2014 -- Filed as exhibit 99.h03(b) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(c)	Business Agreement dated May 1, 2014 -- Filed as exhibit 99.h03(c) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(d)	Form of First Amendment To Fund Participation and Service Agreement -- Filed as exhibit 99.h03(d) on 04/27/2015 (Accession No. 0001526622-15-000016)

4.	Calvert Variable Series Inc.
	(a)	Consolidated Fund Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(a) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(b)	Amendment to Consolidated Fund Participation Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(b) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(c)	Consolidated Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(b) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(d)	Amendment to Consolidated Services Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(d) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(e)	Rule 22c-2 Agreement (PLIC) dated March 29, 2007 -- Filed as exhibit 99.h04(e) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(f)	Rule 22c-2 Agreement (Princor) dated April 10, 2007 -- Filed as exhibit 99.h04(f) on 04/27/2015 (Accession No. 0001526622-15-000016)

5.	ClearBridge (Legg Mason)
	(a)	Participation Agreement dated April 26, 2013 (Filed as Exhibit (h)5(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(b)	Administrative Services Agreement dated April 26, 2013 (Filed as Exhibit (h)5(b) on 04/25/2014 (Accession No. 0000812797-14-000019)

6.	Delaware Distributors
	(a)	Fund Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(4)(a) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(b)	Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(4)(b) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
7.	Dreyfus
(a)
Participation Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(b)
Amendment to Participation Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

	(c)	Amendment 2 to Participation Agreement dated April 15, 2011 (Filed as Exhibit (h)7(g) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(d)	Amendment 3 to Participation Agreement dated April 25, 2012 (Filed as Exhibit (h)7(i) on 04/25/2014 (Accession No. 0000812797-14-000019)
(e)
Administrative Services Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(f)
Amendment to Administrative Services Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

	(g)	Amendment 2 to Administrative Services Agreement dated April 25, 2012 (Filed as Exhibit (h)7(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(h)
12b-1 Letter Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

	(i)	12b-1 Letter Agreement for Service Class Shares dated March 26, 2002 -- Filed as exhibit 99.h07(i) on 04/27/2015 (Accession No. 0001526622-15-000016)
(j)
Amendment to 12b-1 Letter Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

	(k)	Amendment 2 to 12b-1 Letter Agreement dated April 25, 2012 (Filed as Exhibit (h)7(h) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(l)	Rule 22c-2 (Supplemental) Agreement dated April 16, 2007 -- Filed as exhibit 99.h07(l) on 04/27/2015 (Accession No. 0001526622-15-000016)
8.	DWS
(a)
Participation Agreement dated December 1, 2007 (Incorporated by Reference from Exhibit (h)(5) to the Form N-6 Filed on 06/26/2008 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-146896)(Accession No. 0000950137-08-008766)

(b)
Amendment 1 to Participation Agreement dated January 5, 2011 (Incorporated by Reference from Exhibit (h)(10) to the Form N-6 Filed on 04/27/2011 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-65690 (Accession No. 0000898745-11-000198)

	(c)	Amendment 2 to Participation Agreement dated May 1, 2011 (Filed as Exhibit (h)7(c) on 04/28/2014 (Accession No. 0001526622-14-000005)
	(d)	Amendment 3 to Participation Agreement dated December 18, 2012 (Filed as Exhibit (h)7(d) on 04/28/2014 (Accession No. 0001526622-14-000005)
	(e)	Amendment 4 to Participation Agreement dated April 10, 2013 (Filed as Exhibit (h)7(e) on 04/28/2014 (Accession No. 0001526622-14-000005)
9.	Fidelity Distributors Corporation
	(a)	Participation Agreement dated December 2, 2011 (Incorporated by Reference From Exhibit (h)(5)(a) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(b)	Amendment 1 to Participation Agreement dated December 2, 2011 (Incorporated by Reference From Exhibit (h)(5)(b) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(c)	Amendment to Participation Agreement dated October 15, 2019 - Filed as Exhibit (h)9(c) on 04/28/2020 (Accession No. 0001526622-20-000015)

10.	Franklin Templeton
	(a)	Amended and Restated Participation Agreement dated November 1, 2007 (Incorporated by Reference from Exhibit (h)(7)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)
Amendment 1 to Amended and Restated Participation Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(b) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)

(c)
Amendment 2 to Amended and Restated Participation Agreement dated August 16, 2010 (Incorporated by Reference from Exhibit (h)(7)(c) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)

	(d)	Participation Agreement Addendum dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(e) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)
Amendment 3 to Amended and Restated Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(d) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)

	(f)	Amendment 4 to Amended and Restated Participation Agreement dated September 16, 2013 (Filed as Exhibit (h)10(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(g)	Amendment 5 to Amended and Restated Participation Agreement dated May 1, 2014 -- Filed as exhibit 99.h10(g) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(h)	Amendment 6 to Amended and Restated Participation Agreement dated September 16, 2014 -- Filed as exhibit 99.h10(h) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(i)	Administrative Services Agreement dated December 14, 2007 (Incorporated by Reference from Exhibit (h)(7)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(j)	Amendment 1 to Administrative Services Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(g) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(k)	Amendment 2 to Administrative Services Agreement dated April 20, 2011 (Incorporated by Reference from Exhibit (h)(7)(h) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(l)	Amendment 3 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(i) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(m)	Amendment 4 to Administrative Services Agreement dated May 24, 2013 -- Filed as Exhibit 99.h10(m) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(n)	Amendment 5 to Administrative Services Agreement dated May 1, 2014 - Filed as Exhibit 99(h)(10)(n) on 04/27/2017 (Accession No. 0001526622-15-000011)
	(o)	Amendment 6 to Administrative Services Agreement dated August 30, 2016 - Filed as Exhibit 99(h)(10)(o) on 04/27/2017 (Accession No. 0001526622-15-000011)
	(p)	Shareholder Information Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(7)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(q)	Amendment to Shareholder Information Agreement (22c-2) dated April 2015 -- Filed as exhibit 99.h10(o) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(r)	Amendment to Participation Agreement Addendum dated March 31, 2015 -- Filed as exhibit 99.h10(p) on 04/27/2015 (Accession No. 0001526622-15-000016)

11.	Invesco (formerly AIM Advisors, Inc.)
	(a)	Participation Agreement dated June 8, 1999 (Incorporated by Reference From Exhibit (h)(8)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(b)	Amendment to Participation Agreement dated April 1, 2001 (Incorporated by Reference From Exhibit (h)(8)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(c)	Amendment 2 to Participation Agreement dated May 1, 2002 (Incorporated by Reference From Exhibit (h)(8)(c) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(d)	Amendment 3 to Participation Agreement dated August 15, 2002 (Incorporated by Reference From Exhibit (h)(8)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(e)	Amendment 4 to Participation Agreement dated January 8, 2003 (Incorporated by Reference From Exhibit (h)(8)(e) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

	(f)	Amendment 5 to Participation Agreement dated February 14, 2003 (Incorporated by Reference From Exhibit (h)(1)(f) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(g)	Amendment 6 to Participation Agreement dated April 30, 2004 (Incorporated by Reference From Exhibit (h)(8)(g) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(h)	Amendment 7 to Participation Agreement dated April 29, 2005 (Incorporated by Reference From Exhibit (h)(8)(h) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(i)	Amendment 8 to Participation Agreement dated May 1, 2006 (Incorporated by Reference From Exhibit (h)(8)(i) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(j)	Amendment 9 to Participation Agreement dated April 30, 2010 (Incorporated by Reference from Exhibit (h)(8)(j) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(k)	Amendment 10 to Participation Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(k) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(l)	Distribution Services Agreement dated October 1, 2002 (Incorporated by Reference From Exhibit (h)(8)(l) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(m)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(8)(m) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(n)	Administrative Services Agreement dated June 8, 1999 (Incorporated by Reference From Exhibit (h)(8)(n) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(o)
Amendment 1 to Administrative Services Agreement dated April 30, 2004 (Incorporated by Reference From Exhibit (h)(8)(o) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

	(p)	Amendment 11 to Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(7)(p) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(q)	Amendment 2 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(q) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(r)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(r) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

12.	Janus
	(a)	Fund Participation Agreement dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(9)(a) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(b)	Amendment 1 to Participation Agreement dated April 1, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(c)	Amendment 2 to Participation Agreement October 16, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(d)	Amendment 3 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(e)	Amendment 4 to Participation Agreement dated September 3, 2002 (Incorporated by Reference from Exhibit (h)(9)(e) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(f)	Amendment 5 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h)(9)(f) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(g)	Amendment 6 to Participation Agreement dated August 20, 2007 (Incorporated by Reference from Exhibit (h)(9)(g) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(h)	Amendment 7 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(k) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(i)	Amendment 8 to Participation Agreement dated February 24, 2012 (Filed as Exhibit (h)13(o) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(j)	Amendment to Participation Agreement dated October 15, 2019 - Filed as Exhibit (h)12(j) on 04/28/2020 (Accession No. 0001526622-20-000015)
(k)
Distribution & Shareholder Services Agreement (Service Shares) dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

	(l)	Acceptance Letter of New Distribution and Shareholder Services Agreement dated October 19, 2001 -- Filed as exhibit 99.h12(k) on 04/27/2015 (Accession No. 0001526622-15-000016)
(m)
Amendment 1 to Distribution and Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(l) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

	(n)	Administrative Services Letter Agreement dated August 14, 2006 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(o)	Administrative Services Letter Agreement dated May 6, 2008 -- Filed as exhibit 99.h12(n) on 04/27/2015 (Accession No. 0001526622-15-000016)
(p)
Amendment 1 to Administrative Services Letter Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(m) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

(q)
Supplemental Agreement dated April 12, 2007 to Distribution, Shareholder Servicing, Administrative Servicing and Fund/SERV Agreements Letter dated August 14, 2006 -- Filed as exhibit 99.h12(p) on 04/27/2015 (Accession No. 0001526622-15-000016)

	(r)	Amendment to Administrative Services Letter Agreement dated October 15, 2019 - Filed as Exhibit (h)12(r) on 04/28/2020 (Accession No. 0001526622-20-000015)
	(s)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(9)(j) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(t)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(n) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(u)	Letter regarding Handling of Mutual Fund Orders dated May 20, 2005 -- Filed as exhibit 99.h12(s) on 04/27/2015 (Accession No. 0001526622-15-000016)

13.	Lord Abbett
	(a)	Participation Agreement dated May 1, 2016 -- Filed as Exhibit 99(h)13(a) on 04/27/2017 (Accession No. 0001526622-17-000011)
	(b)	Administrative Service Agreement dated May 1, 2016 -- Filed as Exhibit 99(h)13(b) on 04/27/2017 (Accession No. 0001526622-17-000011)
	(c)	Service Agreement Letter dated May 1, 2016 -- Filed as Exhibit 99(h)13(c) on 04/26/2017 (Accession No. 0001526622-15-000016)
	(d)	Support Payment Agreement dated May 1, 2016 -- Filed as Exhibit 99(h)13(d) on 04/27/2017 (Accession No. 0001526622-17-000011)

14.	MFS
	(a)	Amended and Restated Participation Agreement dated May 1, 2013 -- Filed as Exhibit (h)12(a) on 04/28/2014 (Accession No. 0001526622-14-000005)
	(b)	Amended and Restated Fund/Serv Supplement dated May 1, 2013 -- Filed as Exhibit (h)12(b) on 04/28/2014 (Accession No. 0001526622-14-000005)
	(c)	Amended and Restated Administrative Services Letter dated April 1, 2016 -- Filed as Exhibit 99(h)14(c) on 04/27/2017 (Accession No. 0001526622-17-000011)
	(d)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(10)(m) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(e)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 201 (Incorporated by Reference from Exhibit (h)(9)(o) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

15.	Neuberger Berman Advisors
	(a)	Participation Agreement dated May 1, 2002 (Incorporated by Reference From Exhibit (h)(11)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(b)	Amendment 1 to Participation Agreement dated September 3, 2002 (Incorporated by Reference From Exhibit (h)(11)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(c)	Amendment 2 to Participation Agreement dated January 6, 2003 (Incorporated by Reference From Exhibit (h)(11)(c) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(d)	Amendment 3 to Participation Agreement dated September 15, 2004 (Incorporated by Reference From Exhibit (h)(11)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)
Distribution and Administrative Services Agreement dated September 15, 2004 (Incorporated by Reference From Exhibit (h)(11)(e) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

	(f)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(11)(f) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

	(g)	Amendment 4 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(g) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
(h)
Amendment 1 to Distribution and Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(h) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

	(i)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(i) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

16.	Oppenheimer
	(a)	Participation Agreement dated December 21, 2007 (Incorporated by Reference From Exhibit (h)(11)(a) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(b)	Amendment 1 to Participation Agreement dated November 9, 2011 (Incorporated by Reference from Exhibit (h)(11)(b) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(c)	Administrative Services Letter Agreement dated December 21, 2007 (Incorporated by Reference from Exhibit (h)(11)(c) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
(d)
Amendment 1 to Administrative Services Letter Agreement dated November 9, 2011 (Incorporated by Reference from Exhibit (h)(11)(d) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

17.	Principal Variable Contracts Funds, Inc.
	(a)	Participation Agreement dated January 5, 2007 (Filed as Exhibit (h)19(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(b)	Amendment 1 to Participation Agreement dated June 1, 2007 (Incorporated by Reference from Exhibit (h)(12)(b) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(c)	Amendment 2 to Participation Agreement dated January 1, 2010 (Filed as Exhibit (h)19(c) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(d)	Amendment 3 (letter) to Participation Agreement dated June 17, 2010 -- Filed as exhibit 99.h16(d) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(e)	Amendment 4 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(12)(d) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(f)	Amendment 5 to Participation Agreement dated February 9, 2015 -- Filed as exhibit 99.h16(f) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(g)	Amendment 6 to Participation Agreement dated August 10, 2016 -- Filed as Exhibit 99(h)17(g) on 04/27/2017 (Accession No. 0001526622-17-000011)
	(h)	Rule 22c-2 Agreement dated April 16, 2007 (Filed as Exhibit (h)19(f) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(i)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(g) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(j)	Rule 12b-1 Letter Agreement dated December 30, 2009 (Filed as Exhibit (h)19(e) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(k)	Amendment 12b-1 Letter Agreement dated November 9, 2011 -- Filed as exhibit 99.h16(j) on 04/27/2015 (Accession No. 0001526622-15-000016)

18.	Putnam
	(a)	Marketing and Administrative Servicing Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(a) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
(b)
Amendment 1 to Marketing and Administrative Servicing Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(13)(b) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

	(c)	Amendment 2 to Marketing and Administrative Servicing Agreement dated December 1, 2011 -- Filed as exhibit 99.h17(c) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(d)	Amendment 3 to Marketing and Administrative Servicing Agreement dated March 2, 2021 - Filed as Exhibit 99(h)18(d) on 04/29/2021 (Accession No. 0001526622-21-000026)
	(e)	Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(13)(c) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(f)	Amendment 1 to Participation Agreement dated March 2, 2021 - Filed as Exhibit 99(h)18(f) on 04/29/2021 (Accession No. 0001526622-21-000026)

		(g)	Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(13)(d) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

	19.	TOPS (Northern Lights)
		(a)	Participation Agreement dated May 1, 2012 (Filed as Exhibit (h)17(a) on 04/28/2014 (Accession No. 0001526622-14-000005)

	20.	Van Eck
		(a)	Service Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(a) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
		(b)	Amendment 1 to Service Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(b) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
		(c)	Participation Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(d) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
		(d)	Amendment 1 to Participation Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(e) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
		(e)	Amendment 2 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(f) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
		(f)	Amendment 3 to Service Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(g) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
		(g)	Amendment 4 to Service Agreement dated as of May 1, 2012 (Filed as Exhibit (h)18(j) on 04/28/2014 (Accession No. 0001526622-14-000005)
		(h)	Amendment 5 to Service Agreement dated May 1, 2017 (Filed as Exhibit (h)20(k) on 04/26/2019 (Accession No. 0001526622-19-000011)
		(i)	Amendment 6 to Service Agreement dated October 15, 2019 - Filed as Exhibit (h)20(i) on 04/28/2020 (Accession No. 0001526622-20-000015)
		(j)	Shareholder Information Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(14)(h) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
(k)
Amendment 1 to Shareholder Information Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(14)(i) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

	21.	Wanger International
		(a)	Wanger Advisors Trust Participation Agreement dated April 28, 2015 -- Filed as Exhibit (h)20(a) on 04/25/2016 (Accession No. 0001526622-16-000033)
		(b)	Services Agreement dated May 1, 2015 -- Filed as Exhibit (h)20(b) on 04/25/2016 (Accession No. 0001526622-16-000033)

(i)	Administration Contracts:
(1)
Services Agreement between Principal Life Insurance Company and Principal National Life Insurance Company effective as of February 20, 2008 (Incorporated by Reference from Exhibit (i1) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

(j)	Other Material Contracts - N/A

(k)	Legal Opinion (Incorporated by Reference from Exhibit (k) to Registrant's Filing on Form N-6 on 12/09/2011 (Accession No. 0000898745-11-000809)

(l)	Actuarial Opinion - N/A

(m)	Calculations - N/A

(n)	Other Opinions

	(1)	Consent of Ernst & Young LLP *

	(2)	Powers of Attorney - N/A

	(3)	Opinion of Counsel *

(o)	Financial Statements Schedules
Principal National Life Insurance Company
	(1)	Report of Independent Auditor on Schedules *
	(2)	Schedule I - Summary of Investments - Other Than Investments in Related Parties As of December 31, 2021 *
	(3)	Schedule III - Supplementary Insurance Information As of December 31, 2021, 2020, and 2019 and for each of the years then ended *
	(4)	Schedule IV - Reinsurance As of December 31, 2021, 2020, and 2019 and for each of the years then ended *

All other schedules for which provision is made in the application accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(p)	Initial Capital Agreements - N/A

(q)	Redeemability Exemption -- Filed as exhibit 99.q on 04/27/2015 (Accession No. 0001526622-15-000016)

* Filed herein
** To be filed by amendment
Item 32. Officers and Directors of the Depositor
Principal National Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
Amy C. Friedrich Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, President - U.S. Insurance Solutions
Kenneth A. McCullum Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, Senior Vice President/Chief Risk Officer
Srinivas D. Reddy Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, Senior Vice President - Retirement and Income Solutions
Nathan P. Schelhaas Principal Financial Group, Des Moines, IA 50392	Principal National Life: Chairman of the Board and President
Deanna D. Strable-Soethout Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, Executive Vice President and Chief Financial Officer

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS):

Name and Principal Business Address	Positions and Offices
Matthew C. Ahmann(1)	Associate Vice President - Government Relations
Jon N. Couture(1)	Senior Vice President and Chief Human Resources Officer
David P. Desing(1)	Assistant Director - Treasury
Christopher P. Freese(1)	Chief Risk Officer - U.S. Insurance Solutions
Gina L. Graham(1)	Vice President and Treasurer
Patrick G. Halter(1)	President - Principal Global Asset Management
Kathleen B. Kay(1)	Senior Vice President and Chief Information Officer
Mark S. Lagomarcino(1)	Senior Vice President and General Counsel
Dennis J. Menken(1)	Senior Vice President and Chief Investment Officer - General Account
Alex P. Montz(1)	Counsel
Kevin J. Morris(1)	Vice President and Chief Marketing Officer
Christopher D. Payne(1)	Vice President - Federal Government Relations
Joel M. Pitz(1)	Senior Vice President and Controller
Dwight N. Soethout	Vice President and Chief Actuary
Kathleen M. Souhrada(1)	Vice President - Non-Qualified and Life Administration
Elizabeth D. Swanson(1)	Counsel and Assistant Corporate Secretary
Traci L. Weldon(1)	Assistant Vice President - Compliance
Dan L. Westholm(1)	Assistant Vice President - Treasury
Richard H. Wireman II(1)	Vice President - Tax
Bethany A. Wood(1)	Senior Vice President and Chief Marketing Officer
Clint L. Woods(1)	Secretary

(1) Principal Business Address:
Principal Financial Group
Des Moines, IA 50392

Item 32. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal National Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.
The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) is an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2021 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal National Life Insurance Company - Organizational Structure
(December 31, 2021)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
-->Principal Financial Services, Inc.*#	Iowa	100
-->PFG DO Brasil LTDA*#	Brazil	100
-->Brasilprev Seguros E Previdencia S.A.*	Brazil	50
-->Principal Global Investors Participacoes, LTDA*#	Brazil	100
-->Claritas Investments LTD*#	Cayman Islands	100
-->Claritas Administracao de Recursos LTDA*#	Brazil	100
-->PFG Do Brasil 2 Participacoes LTDA*#	Brazil	100
-->Ciclic Corretora de Seguros S.A.*#	Brazil	50.01

-->Principal International, LLC.*#	Iowa	100
-->Principal International (Asia) Limited*#	Hong Kong	100
-->Principal Asia Pacific Investment Consulting (Beijing) Limited*#	China	100
-->Principal International (South Asia) SDN, BHD*#	Malaysia	100
-->Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
-->Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
-->Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Asset Management Berhad*	Malaysia	60
-->CIMB Wealth Advisors Berhad*	Malaysia	100
-->PT Principal Asset Management	Indonesia	99
-->Principal Asset Management (S) PTE LTD*#	Singapore	100
-->Principal Asset Management Company Limited*	Thailand	100
-->PT Principal Asset Management*	Indonesia	99
-->Principal Trust Company (Asia) Limited*#	Hong Kong	100
-->Principal Investment & Retirement Services Limited*#	Hong Kong	100
-->Principal Consulting (India) Private Limited*#	India	100
-->Principal Global Investors Holding Company, LLC*#	Delaware	100
-->Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
-->Principal Global Investors (Europe) Limited*	Wales/United Kingdom	100
-->Principal Global Investors (EU) Limited*	Ireland	100
-->Principal Global Investors (Switzerland) GMBH*	Switzerland	100
-->Principal Global Investors (Ireland) Limited*#	Ireland	100
-->PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
-->Origin Asset Management LLP*#<	Wales/United Kingdom	88.02
-->PGI Finisterre Holding Company LTD*	Wales/United Kingdom	100
-->Finisterre Holdings Limited*	Malta	100
-->Finisterre Capital UK Limited*	Wales/United Kingdom	100
-->Finisterre Capital LLP*	Wales/United Kingdom	86
-->Finisterre Malta Limited*	Malta	100
-->Principal Corporate Secretarial Services Limited	Wales/United Kingdom	100
-->Principal Real Estate Europe Limited	Wales/United Kingdom	100
-->Principal Real Estate Limited	Wales/United Kingdom	100
-->INTERNOS Real Estate Limited	Wales/United Kingdom	100
-->Principal Real Estate B.V.	Netherlands	100
-->Principal Real Estate GmbH	Germany	100
-->Principal Real Estate Kapitalverwaltungsgesellschaft mbH	Germany	94.9
-->Principal Real Estate S.ã.r.l.	Luxembourg	100
-->Principal Real Estate SAS	France	100
→ Principal Real Estate S.L.U.	Spain	100
-->Principal Real Estate Spezialfondsgesellschaft mbH	Germany	94.9
-->Principal Global Investors (Singapore) Limited*#	Singapore	100
-->Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
-->Principal Global Investors Holding Company (US), LLC*#	Delaware	100
-->Spectrum Asset Management, Inc.*#<	Connecticut	100
-->SAMI Brokerage LLC	Connecticut	100
--> Post Advisory Group, LLC*#<	Delaware	76.01
--> Principal Commercial Funding, LLC*#<	Delaware	100
-->Principal Enterprise Capital, LLC*#	Delaware	100
-->Principal Global Investors, LLC*#<	Delaware	100
-->Principal Real Estate Investors, LLC*#	Delaware	100
-->Principal Global Investors Trust Company*#	Oregon	100
-->Principal Shareholder Services, Inc.*#	Washington	100
-->Principal Funds Distributor, Inc.*#	Washington	100
-->Principal Islamic Asset Management SDN. BHD*#	Malaysia	60
-->Principal Financial Group (Mauritius) LTD*#	Mauritius	100
-->Principal Life Insurance Company+#	Iowa	100
-->Principal Real Estate Fund Investors, LLC*#<	Delaware	100

-->Principal Development Investors, LLC*#<	Delaware	100
-->Principal Real Estate Holding Company, LLC*#<	Delaware	100
-->GAVI PREHC HC, LLC*#<	Delaware	100
-->Principal Holding Company, LLC*#<	Iowa	100
-->Petula Associates, LLC*<	Iowa	100
-->Principal Real Estate Portfolio, Inc.*#<	Delaware	100
-->GAVI PREPI HC, LLC*#<	Delaware	100
-->Petula Prolix Development Company, LLC*#<	Iowa	100
-->Principal Commercial Acceptance, LLC*#<	Delaware	100
-->Principal Generation Plant, LLC*#<	Delaware	100
-->Principal Bank*#<	Iowa	100
-->Principal Advised Services, LLC	Delaware	100
-->Equity FC, LTD*#<	Iowa	100
-->Principal Dental Services, Inc.*#<	Arizona	100
-->Employers Dental Services, Inc.*#<	Arizona	100
-->First Dental Health*#<	California	100
-->Delaware Charter Guarantee & Trust Company*#<	Delaware	100
-->Preferred Product Network, Inc.*#<	Delaware	100
-->Principal Reinsurance Company of Vermont*#	Vermont	100
-->Principal Life Insurance Company of Iowa*#<	Iowa	100
-->Principal Reinsurance Company of Delaware*#<	Delaware	100
-->Principal Reinsurance Company of Delaware II*#<	Delaware	100
-->Principal International Holding Company, LLC*#	Delaware	100
-->Principal Global Services Private Limited*#	India	100
-->Principal Global Services (Philippines) LLC	Philippines	100
-->Veloxiti Commercial Contracting, Inc.	Delaware	40
-->CCB Principal Asset Management Company, LTD*	China	25
-->Principal Financial Services I (US), LLC*#	Delaware	100
-->Principal Financial Services II (US), LLC*#	Delaware	100
-->Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
-->Principal Financial Services IV (UK) LLP*#	United Kingdom	100
-->Principal Financial Services V (UK) LTD.*#	United Kingdom	100
-->Principal Financial Services II (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services III (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services Asia (UK) LTD*#	United Kingdom	100
-->Principal Global Investors Asia (UK) Ltd	United Kingdom	100
-->Principal International Asia (UK) Ltd	United Kingdom	100
-->Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
-->Principal Global Investors (Australia) Limited*#	Australia	100
-->Principal Global Investors (Japan) Limited*#	Japan	100
-->Principal International India LTD*#	United Kingdom	100
-->Principal Financial Services VI (UK) LTD*#	United Kingdom	100
-->Principal Global Financial Services (Europe) LTD*#	United Kingdom	100
-->Liongate Limited*	Malta	100
-->Principal Financial Services Latin America LTD.*#	Wales/United Kingdom	100
-->Principal International Latin America LTD.*#	United Kingdom	100
-->Principal International Mexico, LLC*#	Delaware	100
-->Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
-->Principal Financial Group, S.A. de C. V. Grupo Financiero*#	Mexico	100
-->Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero*#	Mexico	100
-->Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal International South America I LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD., Agencia En Chile*#	Chile/United Kingdom	100
-->Principal International de Chile, S.A.*#	Chile	100
-->Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
-->Principal Administradora General de Fondos S.A.*#	Chile	100

-->Principal Ahorro e Inversiones S.A.*#	Chile	100
-->Principal Servicios Corporativos Chile LTDA*#	Chile	100
-->Principal Servicios de Administracion S.A.*#	Chile	100
-->Hipotecaria Security Principal, S.A.*	Chile	49
-->Principal Holding Company Chile S.A.*#	Chile	100
-->Principal Chile Limitada*#	Chile	100
-->Administradora de Fondos de Pensiones Cuprum S.A.*#	Chile	97
-->Inversiones Cuprum Internacional S.A.*#	Chile	100
-->Principal National Life Insurance Company+#	Iowa	100
-->Principal Securities, Inc.	Iowa	100
-->Diversified Dental Services, Inc.*#	Nevada	100
-->Principal Innovations, Inc.	Delaware	90.55
-->RobustWealth, Inc.	Delaware	100
→ Principal Workforce, LLC	Delaware	100
→ Principal Financial Services (Asia) Pte Ltd	Singapore	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 33. Indemnification
Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.
Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.
Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 34. Principal Underwriters
(a)    Other Activity
Principal Securities, Inc. (formerly Princor Financial Services Corporation) acts as principal underwriter for variable life insurance contracts issued by Principal National Life Insurance Company Variable Life Separate Account, a registered unit investment trust.
(b)    Management

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter

Meaghan Alvarez	Vice President and Chief Compliance Officer
Principal Financial Group(1)

Carla Beitzel	Vice President, Distribution
Principal Financial Group(1)

Jess Beltran	Chief Supervision Officer
Principal Financial Group(1)

Chad Claire	Chief Information Officer
Principal Financial Group(1)

Amy C. Friedrich	Director
Principal Financial Group(1)

William Froehlich	Vice President, Operations
Principal Financial Group(1)

Gina L. Graham	Vice President and Treasurer
Principal Financial Group(1)

Chantel M. Kramme	Counsel
Principal Financial Group(1)

Kenneth A. McCullum	Director
Principal Financial Group(1)

Alex P. Montz	Assistant Corporate Secretary
Principal Financial Group(1)

Michael F. Murray	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

Doug Rants	Chief Information Security Officer
Principal Financial Group(1)

Marty Richardson	Vice President
Principal Financial Group(1)

David A. Rigler	Chief Financial Officer
Principal Financial Group(1)

Craig Spadafora	Senior Vice President
Principal Financial Group(1)

Deanna D. Strable-Soethout	Director
Principal Financial Group(1)

Dan VanWinkle	AML Officer
Principal Financial Group(1)

Matt Vitek	Counsel

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter

Principal Financial Group(1)

Traci L. Weldon	Senior Vice President
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

Clint L. Woods	Vice President, Associate General Counsel and Secretary
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50309
(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc. (formerly Princor Financial Services Corporation)	$13,093,070.00	—	—	—
Item 35. Location of Accounts and Records
All accounts, books or other documents of the Registrant are located at the offices of the Depositor, Principal Financial Group, Des Moines, Iowa 50392.
Item 36. Management Services
N/A
Item 37. Fee Representation
Principal National Life Insurance Company represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 29th day of April, 2022.

PRINCIPAL NATIONAL LIFE INSURANCE COMPANY
VARIABLE LIFE SEPARATE ACCOUNT
(Registrant)

	By :	/s/ Nathan P. Schelhaas
Nathan P. Schelhaas
Chairman and President

PRINCIPAL NATIONAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ Nathan P. Schelhaas
Nathan P. Schelhaas
Chairman and President

Attest:

/s/ Clint Woods
Clint Woods
Secretary

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ N. P. Schelhaas	Chairman and President	April 29, 2022
N. P. Schelhaas

/s/ J. M. Pitz	Senior Vice President and Controller	April 29, 2022
J. M. Pitz	(Principal Accounting Officer)

/s/ D. D. Strable-Soethout	Director, Executive Vice President and Chief Financial Officer	April 29, 2022
D. D. Strable-Soethout	(Principal Financial Officer)

/s/ K. A. McCullum	Director, Senior Vice President and Chief Risk Officer	April 29, 2022
K. A. McCullum

/s/ A. C. Friedrich	Director	April 29, 2022
A. C. Friedrich

/s/ S. D. Reddy	Director	April 29, 2022
S. D. Reddy